UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206-4805
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Cara Owen 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006

Registrant’s telephone number, including area code: 303-333-3863
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026

Item 1.	Report to Shareholders.

Janus Henderson Small/Mid Cap Growth Alpha ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JSMD - NASDAQ

This semi-annual shareholder report contains important information about the Janus Henderson Small/Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Small/Mid Cap Growth Alpha ETF	$14	0.28%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$980
Number of portfolio holdings	123
Portfolio turnover rate	101%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Comfort Systems USA, Inc.	4.5
Bloom Energy Corp.	2.6
Jabil, Inc.	2.4
Piper Sandler Cos.	1.9
Fabrinet	1.8

Sector Allocation - (% of net assets)

Table Summary
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	2.7
Investment Companies	0.0
Others	(2.7)

Janus Henderson Small/Mid Cap Growth Alpha ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Small/Mid Cap Growth Alpha ETF

2

125-70-71224E 04-26

Janus Henderson Small Cap Growth Alpha ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JSML - NASDAQ

This semi-annual shareholder report contains important information about the Janus Henderson Small Cap Growth Alpha ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Small Cap Growth Alpha ETF	$16	0.30%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$316
Number of portfolio holdings	121
Portfolio turnover rate	101%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Bloom Energy Corp.	4.0
Credo Technology Group Holding Ltd.	2.2
Sterling Infrastructure, Inc.	2.0
Piper Sandler Cos.	2.0
Fabrinet	1.9

Sector Allocation - (% of net assets)

Table Summary
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	1.4
Investment Companies	0.0
Others	(1.4)

Janus Henderson Small Cap Growth Alpha ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Small Cap Growth Alpha ETF

2

125-70-71223E 04-26

Janus Henderson Short Duration Income ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: VNLA - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Short Duration Income ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Short Duration Income ETF	$11	0.22%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$3,233
Number of portfolio holdingsFootnote Reference#	329
Portfolio turnover rate	26%
Weighted average maturity	1.52 Years
Effective duration	0.74 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Corporate Bonds	73.7
Commercial Paper	13.6
Asset-Backed Securities	8.0
Mortgage-Backed Securities	6.5
Collateralized Loan Obligations	0.9
Foreign Government Bonds	0.2
Investment Companies	0.1
Purchased Swaption	0.0
Others	(3.0)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	6.10
AA	0.31
AA-	1.14
A+	6.60
A	3.88
A-	18.79
BBB+	18.39
BBB	21.45
BBB-	11.45
BB+	1.20
Other	10.69

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Short Duration Income ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Short Duration Income ETF

2

125-70-71222E 04-26

Janus Henderson Mortgage-Backed Securities ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JMBS - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Mortgage-Backed Securities ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Mortgage-Backed Securities ETF	$10	0.21%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$6,617
Number of portfolio holdingsFootnote Reference#	637
Portfolio turnover rate	55%
Weighted average maturity	8.66 Years
Effective duration	6.13 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Mortgage-Backed Securities	156.5
Asset-Backed Securities	7.8
Investment Companies	1.5
Corporate Bonds	0.2
Others	(66.0)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	6.73
Aa	116.68
A	2.98
Baa	3.04
Ba	1.19
B	1.30
Caa	0.01
Other	(31.93)

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Mortgage-Backed Securities ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Mortgage-Backed Securities ETF

2

125-70-71220E 04-26

Janus Henderson AAA CLO ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JAAA - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson AAA CLO ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson AAA CLO ETF	$10	0.20%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$27,099
Number of portfolio holdings	600
Portfolio turnover rate	49%
Weighted average maturity	4.81 Years
Effective duration	0.21 Years

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Collateralized Loan Obligations	95.9
Investment Companies	5.4
Others	(1.3)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	93.28
Aa	3.19
Other	3.53

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson AAA CLO ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson AAA CLO ETF

2

125-70-71217E 04-26

Janus Henderson U.S. Real Estate ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JRE - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson U.S. Real Estate ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson U.S. Real Estate ETF	$35	0.65%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$4
Number of portfolio holdings	26
Portfolio turnover rate	38%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Welltower, Inc.	12.8
Prologis, Inc.	12.1
Equinix, Inc.	9.5
Digital Realty Trust, Inc.	7.2
Ventas, Inc.	6.2

Sector Allocation - (% of net assets)

Table Summary
Common Stocks	99.1
Investments Purchased with Cash Collateral from Securities Lending	2.7
Investment Companies	0.9
Others	(2.7)

Janus Henderson U.S. Real Estate ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson U.S. Real Estate ETF

2

125-70-71226E 04-26

Janus Henderson Corporate Bond ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JLQD - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Corporate Bond ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Corporate Bond ETF	$9	0.19%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$25
Number of portfolio holdingsFootnote Reference#	145
Portfolio turnover rate	117%
Weighted average maturity	8.75 Years
Effective duration	6.85 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Corporate Bonds	93.5
Asset-Backed Securities	3.0
Investment Companies	3.0
Exchange Traded Funds	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Others	(2.4)

Ratings† Summary – (% of net assets)

Table Summary
Aa	3.49
A	23.65
Baa	60.67
Ba	8.19
B	4.07
Other	(0.07)

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Corporate Bond ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Corporate Bond ETF

2

125-70-71225E 04-26

Janus Henderson B-BBB CLO ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JBBB - Cboe BZX Exchange

This semi-annual shareholder report contains important information about the Janus Henderson B-BBB CLO ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson B-BBB CLO ETF	$23	0.46%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,144
Number of portfolio holdingsFootnote Reference#	195
Portfolio turnover rate	36%
Weighted average maturity	7.35 Years
Effective duration	0.23 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Collateralized Loan Obligations	89.9
Investment Companies	6.4
Exchange Traded Fund	4.4
Others	(0.7)

Ratings† Summary – (% of net assets)

Table Summary
Aa	4.39
Baa	90.24
Ba	0.46
Other	4.91

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson B-BBB CLO ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson B-BBB CLO ETF

2

125-70-71218E 04-26

Janus Henderson Securitized Income ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JSI - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Securitized Income ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Securitized Income ETF	$26	0.51%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,515
Number of portfolio holdingsFootnote Reference#	559
Portfolio turnover rate	34%
Weighted average maturity	4.29 Years
Effective duration	3.91 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Mortgage-Backed Securities	89.4
Asset-Backed Securities	41.9
Exchange Traded Funds	6.9
Collateralized Loan Obligations	2.5
Investment Companies	2.1
Corporate Bonds	1.9
Others	(44.7)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	19.01
Aa	42.86
A	15.69
Baa	28.13
Ba	11.04
B	5.75
D	0.23
Other	(22.71)

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Securitized Income ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Securitized Income ETF

2

125-70-71221E 04-26

Janus Henderson Emerging Markets Debt Hard Currency ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JEMB - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Emerging Markets Debt Hard Currency ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Emerging Markets Debt Hard Currency ETF	$26	0.52%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$478
Number of portfolio holdingsFootnote Reference#	316
Portfolio turnover rate	21%
Weighted average maturity	8.92 Years
Effective duration	6.79 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Foreign Government Bonds	82.2
Corporate Bonds	13.4
Investment Companies	3.5
Others	0.9

Ratings† Summary – (% of net assets)

Table Summary
Aa	3.54
A	5.57
Baa	17.90
Ba	34.11
B	18.69
Caa	11.50
C	0.39
D	0.58
Other	7.72

Top Country Allocations - (% of total investments)

Table Summary
Mexico	5.2
Turkey	4.9
Argentina	4.6
Dominican Republic	4.2
Saudi Arabia	3.5

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Emerging Markets Debt Hard Currency ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Emerging Markets Debt Hard Currency ETF

2

125-70-71251E 04-26

Janus Henderson Mid Cap Growth Alpha ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JMID - NASDAQ

This semi-annual shareholder report contains important information about the Janus Henderson Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Mid Cap Growth Alpha ETF	$15	0.30%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$18
Number of portfolio holdings	83
Portfolio turnover rate	112%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Vertiv Holdings Co.	6.1
Howmet Aerospace, Inc.	4.4
Comfort Systems USA, Inc.	4.0
Cencora, Inc.	3.1
Ameriprise Financial, Inc.	2.8

Sector Allocation - (% of net assets)

Table Summary
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	1.4
Investment Companies	0.1
Others	(1.5)

Janus Henderson Mid Cap Growth Alpha ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Mid Cap Growth Alpha ETF

2

125-70-71262E 04-26

Janus Henderson Income ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JIII - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Income ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Income ETF	$26	0.51%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$166
Number of portfolio holdingsFootnote Reference#	425
Portfolio turnover rate	50%
Weighted average maturity	5.92 Years
Effective duration	4.47 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Mortgage-Backed Securities	44.0
Corporate Bonds	35.8
Asset-Backed Securities	14.8
Bank Loans	13.3
Investment Companies	6.7
Exchange Traded Fund	4.2
Collateralized Loan Obligations	4.1
Common Stocks	0.8
Convertible Bonds	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.6
Purchased Swaption	0.1
Others	(25.1)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	3.64
Aa	23.31
A	7.08
Baa	18.28
Ba	25.61
B	29.41
Caa	1.85
C	0.06
D	0.12
Equities	0.81
Other	(10.17)

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Income ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Income ETF

2

125-70-71294E 04-26

Janus Henderson Transformational Growth ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JXX - Cboe BZX Exchange

This semi-annual shareholder report contains important information about the Janus Henderson Transformational Growth ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Transformational Growth ETF	$29	0.57%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$36
Number of portfolio holdings	26
Portfolio turnover rate	20%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Amazon.com, Inc.	11.8
Taiwan Semiconductor Manufacturing Co. Ltd.	11.7
Broadcom, Inc.	9.0
Oracle Corp.	7.0
Howmet Aerospace, Inc.	5.2

Sector Allocation - (% of net assets)

Table Summary
Common Stocks	99.0
Investments Purchased with Cash Collateral from Securities Lending	2.0
Investment Companies	1.1
Others	(2.1)

Janus Henderson Transformational Growth ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Transformational Growth ETF

2

125-70-71310E 04-26

Janus Henderson Asset-Backed Securities ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JABS - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Asset-Backed Securities ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Asset-Backed Securities ETF	$17	0.33%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$131
Number of portfolio holdingsFootnote Reference#	128
Portfolio turnover rate	40%
Weighted average maturity	2.86 Years
Effective duration	2.17 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Asset-Backed Securities	86.6
Mortgage-Backed Securities	6.3
Collateralized Loan Obligations	3.2
Exchange Traded Fund	2.4
Investment Companies	2.0
Others	(0.5)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	7.85
Aa	17.39
A	66.41
Baa	6.46
Other	1.89

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Asset-Backed Securities ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Asset-Backed Securities ETF

2

125-70-71353E 04-26

Janus Henderson Global Artificial Intelligence ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JHAI - NASDAQ

This semi-annual shareholder report contains important information about the Janus Henderson Global Artificial Intelligence ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Global Artificial Intelligence ETF	$30	0.59%
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$21
Number of portfolio holdings	48
Portfolio turnover rate	28%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.0
NVIDIA Corp.	13.9
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.5
Alphabet, Inc.	4.6

Sector Allocation - (% of net assets)

Table Summary
Common Stocks	99.9
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.6
Others	(3.6)

Top Country Allocations - (% of total investments)

Table Summary
United States	74.4
Taiwan	15.5
Netherlands	4.7
Japan	1.3
Ireland	1.0

Janus Henderson Global Artificial Intelligence ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Global Artificial Intelligence ETF

2

125-70-71372E 04-26

Janus Henderson AA-A CLO ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JA - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson AA-A CLO ETF ("Fund") for the period of February 18, 2026 (inception) to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson AA-A CLO ETF	$6	0.29%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$110
Number of portfolio holdings	35
Portfolio turnover rate	0%
Weighted average maturity	5.85 Years
Effective duration	0.21 Years

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Collateralized Loan Obligations	89.1
Investment Companies	11.0
Exchange Traded Fund	0.0
Others	(0.1)

Ratings† Summary – (% of net assets)

Table Summary
Aa	36.80
A	53.38
Other	9.82

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson AA-A CLO ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson AA-A CLO ETF

2

125-70-71406E 04-26

Janus Henderson U.S. Equity Enhanced Income ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JUDO - Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains important information about the Janus Henderson U.S. Equity Enhanced Income ETF ("Fund") for the period of March 24, 2026 (inception) to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson U.S. Equity Enhanced Income ETF	$6	0.55%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$7
Number of portfolio holdingsFootnote Reference#	68
Portfolio turnover rate	25%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	8.4
Alphabet, Inc.	7.5
Microsoft Corp.	6.0
Amazon.com, Inc.	5.2
Apple, Inc.	4.9

Sector Allocation - (% of net assets)

Table Summary
Common Stocks	100.7
Investment Companies	0.2
Others	(0.9)

Janus Henderson U.S. Equity Enhanced Income ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson U.S. Equity Enhanced Income ETF

2

125-70-71437E 04-26

Janus Henderson Equity Linked High Income ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JELH - Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains important information about the Janus Henderson Equity Linked High Income ETF ("Fund") for the period of April 21, 2026 (inception) to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Equity Linked High Income ETF	$1	0.59%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$11
Number of portfolio holdings	1
Portfolio turnover rate	0%

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Investment Companies	99.8
Others	0.2

Janus Henderson Equity Linked High Income ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Equity Linked High Income ETF

2

125-70-71451E 04-26

Janus Henderson Equity Linked Moderate Income ETF

Semi-Annual Shareholder Report

April 30, 2026

ETF: JELM - Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains important information about the Janus Henderson Equity Linked Moderate Income ETF ("Fund") for the period of April 21, 2026 (inception) to April 30, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Equity Linked Moderate Income ETF	$1	0.59%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
Footnote^	Annualized.

Key Fund Statistics

Table Summary
Net assets (Millions)	$11
Number of portfolio holdings	1
Portfolio turnover rate	0%

What did the Fund invest in?

Sector Allocation - (% of net assets)

Table Summary
Investment Companies	95.4
Others	4.6

Janus Henderson Equity Linked Moderate Income ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Janus Henderson Equity Linked Moderate Income ETF

2

125-70-71453E 04-26

(b) Not applicable.
Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to semiannual reports.
Item 6. Investments.
(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.
(b) Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Small/Mid Cap Growth
Alpha ETF
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 4.0%
Cadre Holdings, Inc. 61,244 $ 1,815,885
FTAI Aviation Ltd. 49,425 12,339,940
Red Cat Holdings, Inc.
#
,* 238,814 2,798,900
Rocket Lab Corp.* 171,363 14,139,161
StandardAero, Inc.* 156,269 3,884,847
V2X, Inc.* 59,300 4,021,133
38,999,866
Banks - 1.5%
Provident Financial Services, Inc. 298,082 6,760,500
ServisFirst Bancshares, Inc. 105,018 8,361,533
15,122,033
Beverages - 0.4%
Celsius Holdings, Inc.* 113,618 3,814,156
Biotechnology - 9.8%
Apellis Pharmaceuticals, Inc.* 233,088 9,544,953
Arrowhead Pharmaceuticals, Inc.* 95,209 6,995,957
Aurinia Pharmaceuticals, Inc.* 539,369 8,298,192
Bridgebio Pharma, Inc.* 145,924 10,376,656
CareDx , Inc.* 220,863 4,596,159
Catalyst Pharmaceuticals, Inc.* 114,986 3,234,556
Cytokinetics, Inc.* 189,801 12,141,570
Exelixis, Inc.* 306,870 13,643,440
Halozyme Therapeutics, Inc.* 144,590 9,204,599
Krystal Biotech, Inc.* 38,719 10,154,445
Rigel Pharmaceuticals, Inc.* 102,534 2,963,233
Veracyte , Inc.* 163,830 5,393,284
96,547,044
Building Products - 2.5%
AZZ, Inc. 55,255 7,903,675
Griffon Corp. 179,710 16,384,161
24,287,836
Capital Markets - 5.1%
Acadian Asset Management, Inc. 96,771 6,517,527
Artisan Partners Asset Management, Inc. - Class A 68,759 2,574,337
Lazard, Inc. - Class A 186,787 9,059,169
Piper Sandler Cos. 211,779 18,467,129
StoneX Group, Inc.* 78,595 8,333,428
XP, Inc. - Class A 276,188 5,291,762
50,243,352
Commercial Services & Supplies - 2.0%
Brink's Co. (The) 126,123 13,463,630
Healthcare Services Group, Inc.* 302,664 6,480,036
19,943,666
Communications Equipment - 0.9%
Lumentum Holdings, Inc.* 9,344 8,431,278
Construction & Engineering - 9.4%
Argan, Inc. 16,238 10,879,135
Comfort Systems USA, Inc. 23,908 43,996,697
Dycom Industries, Inc.* 17,266 7,149,851
EMCOR Group, Inc. 15,257 13,604,209
Sterling Infrastructure, Inc.* 31,403 16,192,015
91,821,907

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Consumer Finance - 1.1%
Enova International, Inc.* 63,295 $ 10,722,806
Diversified Consumer Services - 1.3%
Frontdoor , Inc.* 79,769 5,474,547
Stride, Inc.* 76,389 7,421,955
12,896,502
Diversified Telecommunication Services - 2.3%
AST SpaceMobile , Inc. - Class A
#
,* 70,817 5,233,376
Iridium Communications, Inc. 271,919 10,623,875
Lumen Technologies, Inc.* 727,653 6,432,453
22,289,704
Electrical Equipment - 6.3%
Bloom Energy Corp. - Class A* 90,278 25,581,174
EnerSys 42,631 9,091,487
Nextpower , Inc. - Class A* 84,596 10,077,922
Powell Industries, Inc. 60,663 16,820,030
61,570,613
Electronic Equipment, Instruments & Components - 6.2%
Belden, Inc. 87,904 9,887,442
CTS Corp. 78,804 4,499,709
Fabrinet* 26,289 17,967,743
Jabil, Inc. 70,578 23,819,369
Ouster, Inc.* 166,816 4,497,359
60,671,622
Energy Equipment & Services - 1.3%
Helix Energy Solutions Group, Inc.* 792,244 8,199,726
Oceaneering International, Inc.* 109,556 4,112,732
12,312,458
Entertainment - 1.5%
Cinemark Holdings, Inc. 267,494 7,896,423
IMAX Corp.* 182,625 6,943,402
14,839,825
Financial Services - 0.3%
International Money Express, Inc.* 175,538 2,792,810
Food Products - 0.6%
Darling Ingredients, Inc.* 93,429 6,000,945
Health Care Equipment & Supplies - 3.0%
Haemonetics Corp.* 125,093 7,516,838
Integer Holdings Corp.* 71,726 6,348,468
Lantheus Holdings, Inc.* 93,500 7,911,970
TransMedics Group, Inc.* 43,837 4,418,331
UFP Technologies, Inc.* 17,236 3,302,935
29,498,542
Health Care Providers & Services - 2.3%
BrightSpring Health Services, Inc.* 117,423 5,632,782
Brookdale Senior Living, Inc.* 309,242 4,440,715
Concentra Group Holdings Parent, Inc. 297,594 6,686,937
Guardant Health, Inc.* 63,938 5,567,721
22,328,155
Hotel & Resort REITs - 3.1%
DiamondRock Hospitality Co. 1,306,671 13,328,044
Ryman Hospitality Properties, Inc. 164,335 17,269,965
30,598,009

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - 2.8%
Choice Hotels International, Inc.
#
133,220 $ 13,199,438
Jack in the Box, Inc.
#
,* 181,228 2,283,473
Wendy's Co. (The)
#
906,055 6,306,143
Wyndham Hotels & Resorts, Inc. 67,480 5,491,522
27,280,576
Household Durables - 2.9%
Champion Homes, Inc.* 102,197 7,790,477
Installed Building Products, Inc. 26,676 7,697,360
SharkNinja , Inc.
#
,* 71,979 8,315,734
Somnigroup International, Inc. 55,850 4,236,781
28,040,352
Household Products - 0.6%
Energizer Holdings, Inc. 305,281 5,977,402
Insurance - 2.0%
HCI Group, Inc. 15,649 2,403,217
Palomar Holdings, Inc.* 88,285 10,627,748
Slide Insurance Holdings, Inc.* 170,106 3,172,477
Universal Insurance Holdings, Inc. 77,252 3,061,497
19,264,939
Interactive Media & Services - 0.5%
Cargurus , Inc. - Class A* 137,032 4,996,187
IT Services - 0.3%
Rackspace Technology, Inc.
#
,* 1,946,325 2,841,634
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. - Class A* 186,577 4,114,023
Medpace Holdings, Inc.* 28,523 11,941,439
16,055,462
Machinery - 2.9%
Allison Transmission Holdings, Inc. 30,071 4,040,039
Atmus Filtration Technologies, Inc. 119,780 7,594,052
Blue Bird Corp.* 60,172 3,857,627
Douglas Dynamics, Inc. 82,630 3,811,722
Kadant , Inc. 32,131 9,418,560
28,722,000
Metals & Mining - 2.6%
Coeur Mining, Inc.* 495,585 8,905,663
Constellium SE - Class A* 292,461 9,148,180
Hecla Mining Co. 389,311 7,015,384
25,069,227
Oil, Gas & Consumable Fuels - 0.5%
Calumet, Inc.* 138,004 4,515,491
Personal Care Products - 0.6%
Interparfums , Inc. 64,415 5,875,936
Pharmaceuticals - 2.0%
ANI Pharmaceuticals, Inc.* 70,147 5,573,179
Collegium Pharmaceutical, Inc.* 124,586 4,202,286
Corcept Therapeutics, Inc.* 127,990 5,954,095
Theravance Biopharma, Inc.* 226,068 3,784,378
19,513,938
Professional Services - 0.4%
Huron Consulting Group, Inc.* 29,210 3,816,725
Real Estate Management & Development - 0.7%
eXp World Holdings, Inc. 391,831 2,437,189

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
St Joe Co. (The) 71,857 $ 4,639,806
7,076,995
Semiconductors & Semiconductor Equipment - 2.8%
Enphase Energy, Inc.* 77,351 2,549,489
Onto Innovation, Inc.* 50,196 14,810,832
Rambus, Inc.* 85,306 9,819,573
27,179,894
Software - 6.7%
ACI Worldwide, Inc.* 87,906 3,799,297
Adeia , Inc. 312,759 9,961,374
Clear Secure, Inc. - Class A 116,418 6,215,557
InterDigital , Inc. 38,838 11,517,797
Qualys, Inc.* 85,480 7,430,777
Rezolve AI plc
#
,* 1,100,283 2,827,727
RingCentral, Inc. - Class A 148,156 5,958,834
Teradata Corp.* 444,134 11,702,931
Workiva, Inc. - Class A* 118,072 6,314,491
65,728,785
Specialty Retail - 0.6%
Boot Barn Holdings, Inc.* 37,440 6,419,088
Technology Hardware, Storage & Peripherals - 1.8%
Diebold Nixdorf, Inc.* 95,853 7,362,469
Everpure , Inc. - Class A* 151,109 10,796,738
18,159,207
Textiles, Apparel & Luxury Goods - 1.7%
Tapestry, Inc. 112,667 16,341,222
Trading Companies & Distributors - 1.1%
Core & Main, Inc. - Class A* 211,876 10,672,194
Total Common Stocks (cost $869,273,723) 979,280,383
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $421,574) 421,575 421,575
Investments Purchased with Cash Collateral from Securities Lending - 2.7%
Investment Companies - 2.2%
Janus Henderson Cash Collateral Fund LLC, 3.5866%
£,∞
21,016,623 21,016,623
Time Deposits - 0.5%
Royal Bank of Canada, 3.6300%, 5/1/26 $ 5,197,746 5,197,746
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $26,214,369) 26,214,369
Total Investments (total cost $ 895,909,666 ) - 102.7% 1,005,916,327
Liabilities, net of Cash, Receivables and Other Assets - (2.7%) (26,377,691)
Net Assets - 100.0% $979,538,636

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 948,856,043 94.3%
Thailand 17,967,743 1.8
Canada 15,241,594 1.5
France 9,148,180 0.9
Brazil 5,291,762 0.5
Cayman Islands 3,784,378 0.4
United Kingdom 2,827,727 0.3
Puerto Rico 2,798,900 0.3
Total $1,005,916,327 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
$ 101,838 $ 125,704,313 $ (125,384,592) $ 24 $ (8) $ 421,575 421,575 $ 19,624
Investments Purchased
with Cash Collateral
from Securities Lending
- 2.7%
Investment Companies - 2.2%
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
13,974,572 159,475,872 (152,433,821) – – 21,016,623 21,016,623 199,399
Δ
Total Affiliated
Investments - 2.2% $14,076,410 $285,180,185 $(277,818,413) $24 $(8) $21,438,198 $219,023
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 25,545,011 $ — $ (25,545,011) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
8 April 30, 2026
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2026.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 979,280,383 $ — $ — $ 979,280,383
Investment Companies — 421,575 — 421,575
Investments Purchased with Cash
Collateral from Securities Lending — 26,214,369 — 26,214,369
Total Assets $ 979,280,383 $ 26,635,944 $ — $ 1,005,916,327

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $874,471,469)
(1)
$ 984,478,129
Affiliated investments, at value (cost $21,438,197) 21,438,198
Cash 4,672
Receivables:
Dividends 22,761
Affiliated securities lending income, net 13,168
Total Assets 1,005,956,928
Liabilities:
Collateral on securities loaned (Note 2) 26,214,369
Payables:
Management fees 203,923
Total Liabilities 26,418,292
Commitments and contingent liabilities
Net Assets $ 979,538,636
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 905,106,707
Total distributable earnings (loss) 74,431,929
Total Net Assets $ 979,538,636
Net Assets $ 979,538,636
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 11,002,000
Net Asset Value Per Share $ 89 .03
(1) Includes $25,545,011 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 2026
10 April 30, 2026
See Notes to Financial Statements.
Investment Income:
Dividends $ 2,946,256
Affiliated securities lending income, net     199,399
Unaffiliated securities lending income, net 54,727
Dividends from affiliates 19,624
Foreign tax withheld (2,700)
Total Investment Income 3,217,306
Expenses:
Management Fees 1,131,267
Total Expenses 1,131,267
Net Investment Income/(Loss) 2,086,039
Net Realized Gain/(Loss) on Investments:
Investments $ 464,255
Investments in affiliates 24
Total Net Realized Gain/(Loss) on Investments $ 464,279
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 52,313,470
Investments in affiliates (8)
Total Change in Unrealized Net Appreciation/Depreciation $ 52,313,462
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 54,863,780

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 2,086,039 $ 2,856,975
Net realized gain/(loss) on investments 464,279 77,344,022
Change in unrealized net appreciation/depreciation 52,313,462 5,251,061
Net Increase/(Decrease) in Net Assets Resulting from Operations 54,863,780 85,452,058
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (1,953,037) (4,509,553)
Net Decrease from Dividends and Distributions to Shareholders (1,953,037) (4,509,553)
Capital Share Transactions 174,292,109 288,095,491
Net Increase/(Decrease) in Net Assets 227,202,852 369,037,996
Net Assets: — —
Beginning of Period   752,335,784 383,297,788
End of Period $ 979,538,636 $ 752,335,784

Janus Henderson Small/Mid Cap Growth Alpha ETF
Financial Highlights
12 April 30, 2026
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2026 (unaudited) and each year or period ended
October 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $83.81 $71.95 $54.91 $52.92 $67.73 $52.35
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.21 0.43 0.26 0.30 0.21 0.21
Net realized and unrealized gain/(loss) 5.21 12.15 17.04 1.97
(2)
(14.83) 15.38
Total from Investment Operations 5.42 12.58 17.30 2.27
(2)
(14.62) 15.59
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.20) (0.72) (0.26) (0.28) (0.19) (0.21)
Total Dividends and Distributions (0.20) (0.72) (0.26) (0.28) (0.19) (0.21)
Net Asset Value, End of Period $89.03 $83.81 $71.95 $54.91 $52.92 $67.73
Total Return
*
6.49% 17.58% 31.54% 4.27% (21.60)% 29.81%
Net assets, End of Period (in thousands) $979,539 $752,336 $383,298 $245,834 $172,098 $201,635
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.28% 0.30% 0.30% 0.30% 0.30% 0.30%
Ratio of Net Investment Income/(Loss) 0.52% 0.56% 0.39% 0.51% 0.36% 0.33%
Portfolio Turnover Rate
(3)
101% 197% 102% 91% 89% 102%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks to provide long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq
Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $25,545,011 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2026 is $26,214,369, resulting in the net amount due to the counterparty of $669,358.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2026
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.28% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2026, the Adviser owned 2,000 shares or 0.02% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2026, the Fund had net realized gain of $7,929,076 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(36,026,429) $— $(36,026,429)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$895,909,666 $159,592,068 $(49,585,407) $110,006,661
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold 2,700,000 $ 228,828,285 6,075,000 $ 480,501,213
Shares repurchased (675,000) (54,536,176) (2,425,000) (192,405,722)
Net Increase/(Decrease) 2,025,000 $ 174,292,109 3,650,000 $ 288,095,491
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$828,127,474 $827,970,783 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$230,772,167 $54,494,492 $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2026
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93062 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Small Cap Growth Alpha
ETF
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 1.8%
Moog, Inc. - Class A 8,162 $ 2,459,292
Red Cat Holdings, Inc.
#
,* 114,973 1,347,484
V2X, Inc.* 28,492 1,932,042
5,738,818
Banks - 1.6%
ServisFirst Bancshares, Inc. 64,030 5,098,069
Biotechnology - 8.7%
Alkermes plc* 81,328 2,741,567
Arrowhead Pharmaceuticals, Inc.* 24,940 1,832,591
Atrium Therapeutics, Inc.* 118,267 1,510,270
Aurinia Pharmaceuticals, Inc.* 191,540 2,946,843
Beam Therapeutics, Inc.* 50,397 1,528,541
Bridgebio Pharma, Inc.* 49,222 3,500,176
CareDx, Inc.* 82,803 1,723,130
Cytokinetics, Inc.* 48,338 3,092,182
Geron Corp.* 1,855,332 2,857,211
Krystal Biotech, Inc.* 11,911 3,123,779
MapLight Therapeutics, Inc.
#
,* 51,336 1,636,078
Rigel Pharmaceuticals, Inc.* 37,605 1,086,785
27,579,153
Building Products - 2.6%
AZZ, Inc. 22,772 3,257,307
Griffon Corp. 54,743 4,990,919
8,248,226
Capital Markets - 6.4%
Acadian Asset Management, Inc. 86,740 5,841,939
Marex Group plc 36,990 1,973,417
Piper Sandler Cos. 72,720 6,341,184
StoneX Group, Inc.* 30,202 3,202,318
Victory Capital Holdings, Inc. - Class A 36,546 2,869,226
20,228,084
Commercial Services & Supplies - 3.0%
Brink's Co. (The) 40,927 4,368,957
Healthcare Services Group, Inc.* 178,285 3,817,082
Interface, Inc. - Class A 46,495 1,296,281
9,482,320
Construction & Engineering - 5.9%
Argan, Inc. 6,245 4,184,025
Dycom Industries, Inc.* 10,068 4,169,159
IES Holdings, Inc.* 2,358 1,518,741
Legence Corp. - Class A* 27,931 2,428,880
Sterling Infrastructure, Inc.* 12,488 6,439,062
18,739,867
Consumer Finance - 1.8%
Dave, Inc.* 7,130 1,939,289
Enova International, Inc.* 21,296 3,607,755
5,547,044
Diversified Consumer Services - 2.7%
American Public Education, Inc.* 20,435 1,188,295
Frontdoor, Inc.* 23,233 1,594,481
Laureate Education, Inc.* 93,699 2,819,871
Stride, Inc.* 28,949 2,812,685
8,415,332

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified Telecommunication Services - 0.7%
Lumen Technologies, Inc.* 261,198 $ 2,308,990
Electrical Equipment - 10.3%
Bloom Energy Corp. - Class A* 44,875 12,715,780
EnerSys 23,004 4,905,833
Nextpower, Inc. - Class A* 35,522 4,231,736
Powell Industries, Inc. 19,656 5,450,019
Vicor Corp.* 19,374 5,216,837
32,520,205
Electronic Equipment, Instruments & Components - 5.4%
Belden, Inc. 36,666 4,124,192
CTS Corp. 84,329 4,815,186
Fabrinet* 8,896 6,080,149
Sanmina Corp.* 9,727 2,118,735
17,138,262
Energy Equipment & Services - 2.2%
Cactus, Inc. - Class A 36,247 2,019,683
Helix Energy Solutions Group, Inc.* 236,476 2,447,527
Oceaneering International, Inc.* 66,476 2,495,509
6,962,719
Entertainment - 1.5%
Cinemark Holdings, Inc. 77,220 2,279,535
IMAX Corp.* 65,164 2,477,535
4,757,070
Financial Services - 0.6%
International Money Express, Inc.* 119,515 1,901,484
Health Care Equipment & Supplies - 2.4%
Haemonetics Corp.* 43,927 2,639,573
Lantheus Holdings, Inc.* 39,443 3,337,667
TransMedics Group, Inc.* 16,209 1,633,705
7,610,945
Health Care Providers & Services - 4.4%
BrightSpring Health Services, Inc.* 51,713 2,480,672
Brookdale Senior Living, Inc.* 110,363 1,584,813
Concentra Group Holdings Parent, Inc. 85,106 1,912,332
Ensign Group, Inc. (The) 9,294 1,735,097
Guardant Health, Inc.* 27,866 2,426,571
HealthEquity, Inc.* 15,360 1,259,981
Innovage Holding Corp.* 113,558 925,498
Talkspace, Inc.* 281,314 1,460,019
13,784,983
Health Care Technology - 0.3%
Teladoc Health, Inc.* 178,607 1,082,358
Hotel & Resort REITs - 1.9%
Ryman Hospitality Properties, Inc. 56,190 5,905,007
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc.* 10,150 1,545,236
Xponential Fitness, Inc. - Class A
#
,* 249,378 1,640,907
3,186,143
Household Durables - 1.7%
Champion Homes, Inc.* 25,498 1,943,713
Installed Building Products, Inc. 11,890 3,430,859
5,374,572

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Household Products - 0.8%
Energizer Holdings, Inc. 132,648 $ 2,597,248
Insurance - 1.2%
Palomar Holdings, Inc.* 30,099 3,623,318
Interactive Media & Services - 0.7%
Cargurus, Inc. - Class A* 57,026 2,079,168
IT Services - 0.9%
Applied Digital Corp.
#
,* 41,121 1,408,394
Rackspace Technology, Inc.
#
,* 1,049,730 1,532,606
2,941,000
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. - Class A* 76,225 1,680,761
Mesa Laboratories, Inc. 17,809 1,780,900
3,461,661
Machinery - 3.1%
Aebi Schmidt Holding AG 57,788 671,497
Douglas Dynamics, Inc. 24,905 1,148,868
Kadant, Inc. 14,119 4,138,702
SPX Technologies, Inc.* 17,154 3,755,182
9,714,249
Metals & Mining - 3.1%
Coeur Mining, Inc.* 173,105 3,110,697
Constellium SE - Class A* 108,734 3,401,200
Hecla Mining Co. 109,151 1,966,901
Ivanhoe Electric, Inc.* 97,515 1,251,117
9,729,915
Oil, Gas & Consumable Fuels - 0.6%
Calumet, Inc.* 54,146 1,771,657
Personal Care Products - 0.5%
Interparfums, Inc. 18,502 1,687,753
Pharmaceuticals - 3.3%
ANI Pharmaceuticals, Inc.* 33,976 2,699,393
Collegium Pharmaceutical, Inc.* 44,739 1,509,047
LB Pharmaceuticals, Inc.
#
,* 61,346 1,945,282
SIGA Technologies, Inc. 175,770 808,542
Theravance Biopharma, Inc.* 137,933 2,308,998
Xeris Biopharma Holdings, Inc.* 211,520 1,295,560
10,566,822
Professional Services - 1.4%
Huron Consulting Group, Inc.* 15,645 2,044,254
Kforce, Inc. 54,688 2,472,444
4,516,698
Real Estate Management & Development - 1.6%
Compass, Inc. - Class A* 117,247 887,560
St Joe Co. (The) 63,536 4,102,519
4,990,079
Retail REITs - 0.3%
Alexander's, Inc. 3,768 949,385
Semiconductors & Semiconductor Equipment - 5.2%
Credo Technology Group Holding Ltd.* 39,859 6,935,865
Rambus, Inc.* 37,709 4,340,683
Rigetti Computing, Inc.* 48,243 841,840
Semtech Corp.* 18,057 1,896,888

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
SiTime Corp.* 4,091 $ 2,299,756
16,315,032
Software - 6.4%
A10 Networks, Inc. 51,780 1,381,490
Adeia, Inc. 127,638 4,065,270
Arteris, Inc.* 100,247 2,903,153
Clear Secure, Inc. - Class A 35,815 1,912,163
eGain Corp.* 86,038 650,447
InterDigital, Inc. 13,477 3,996,739
Progress Software Corp.* 26,997 751,867
Qualys, Inc.* 28,467 2,474,636
Workiva, Inc. - Class A* 38,899 2,080,319
20,216,084
Specialty Retail - 1.2%
Abercrombie & Fitch Co. - Class A* 13,035 1,112,537
Boot Barn Holdings, Inc.* 9,211 1,579,226
Victoria's Secret & Co.* 22,535 1,167,989
3,859,752
Technology Hardware, Storage & Peripherals - 0.7%
Diebold Nixdorf, Inc.* 28,368 2,178,946
Textiles, Apparel & Luxury Goods - 0.4%
Wolverine World Wide, Inc. 64,641 1,100,190
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. - Class A 23,789 1,761,100
Total Common Stocks (cost $270,791,533) 315,669,708
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $157,548) 157,549 157,549
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 3.5866%
£,∞
3,597,169 3,597,169
Time Deposits - 0.2%
Royal Bank of Canada, 3.6300%, 5/1/26 $ 764,159 764,159
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $4,361,329) 4,361,328
Total Investments (total cost $ 275,310,410 ) - 101.4% 320,188,585
Liabilities, net of Cash, Receivables and Other Assets - (1.4%) (4,415,620)
Net Assets - 100.0% $315,772,965
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 296,239,895 92.5%
Thailand 6,080,149 1.9
Canada 5,424,378 1.7
France 3,401,200 1.1
Ireland 2,741,567 0.9
Cayman Islands 2,308,998 0.7

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
United Kingdom $ 1,973,417 0.6%
Puerto Rico 1,347,484 0.4
Switzerland 671,497 0.2
Total $320,188,585 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
$ 38,243 $ 8,942,946 $ (8,823,666) $ 31 $ (5) $ 157,549 157,549 $ 2,280
Investments Purchased
with Cash Collateral from
Securities Lending - 1.4%
Investment Companies - 1.2%
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
6,036,545 53,351,641 (55,791,017) – – 3,597,169 3,597,169 14,819
Δ
Total Affiliated
Investments - 1.2% $6,074,788 $62,294,587 $(64,614,683) $31 $(5) $3,754,718 $17,099
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 4,250,314 $ — $ (4,250,314) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
8 April 30, 2026
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2026.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 315,669,708 $ — $ — $ 315,669,708
Investment Companies — 157,549 — 157,549
Investments Purchased with Cash
Collateral from Securities Lending — 4,361,328 — 4,361,328
Total Assets $ 315,669,708 $ 4,518,877 $ — $ 320,188,585

Janus Henderson Small Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $271,555,692)
(1)
$ 316,433,867
Affiliated investments, at value (cost $3,754,718) 3,754,718
Cash 256
Receivables:
Dividends 16,350
Affiliated securities lending income, net 2,500
Total Assets 320,207,691
Liabilities:
Collateral on securities loaned (Note 2) 4,361,328
Payables:
Management fees 73,398
Total Liabilities 4,434,726
Commitments and contingent liabilities
Net Assets $ 315,772,965
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 319,391,015
Total distributable earnings (loss) (3,618,050)
Total Net Assets $ 315,772,965
Net Assets $ 315,772,965
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,877,000
Net Asset Value Per Share $ 81 .45
(1) Includes $4,250,314 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 2026
10 April 30, 2026
See Notes to Financial Statements.
Investment Income:
Dividends $ 1,091,239
Unaffiliated securities lending income, net 22,541
Affiliated securities lending income, net     14,819
Dividends from affiliates 2,280
Foreign tax withheld (4,407)
Total Investment Income 1,126,472
Expenses:
Management Fees 409,698
Total Expenses 409,698
Net Investment Income/(Loss) 716,774
Net Realized Gain/(Loss) on Investments:
Investments $ 7,831,366
Investments in affiliates 31
Total Net Realized Gain/(Loss) on Investments $ 7,831,397
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 17,941,796
Investments in affiliates (5)
Total Change in Unrealized Net Appreciation/Depreciation $ 17,941,791
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 26,489,962

Janus Henderson Small Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 716,774 $ 1,490,959
Net realized gain/(loss) on investments 7,831,397 21,817,662
Change in unrealized net appreciation/depreciation 17,941,791 581,210
Net Increase/(Decrease) in Net Assets Resulting from Operations 26,489,962 23,889,831
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (594,867) (3,971,465)
Net Decrease from Dividends and Distributions to Shareholders (594,867) (3,971,465)
Capital Share Transactions 42,452,401 (7,245,517)
Net Increase/(Decrease) in Net Assets 68,347,496 12,672,849
Net Assets: — —
Beginning of Period   247,425,469 234,752,620
End of Period $ 315,772,965 $ 247,425,469

Janus Henderson Small Cap Growth Alpha ETF
Financial Highlights
12 April 30, 2026
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2026 (unaudited) and each year or period ended
October 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $74.37 $64.28 $48.07 $47.37 $67.08 $48.06
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.19 0.46 0.31 0.25 0.28 0.32
Net realized and unrealized gain/(loss) 7.06 10.82 16.19 0.80
(2)
(19.79) 19.03
Total from Investment Operations 7.25 11.28 16.50 1.05
(2)
(19.51) 19.35
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.17) (1.19) (0.29) (0.35) (0.20) (0.33)
Total Dividends and Distributions (0.17) (1.19) (0.29) (0.35) (0.20) (0.33)
Net Asset Value, End of Period $81.45 $74.37 $64.28 $48.07 $47.37 $67.08
Total Return
*
9.77% 17.80% 34.38% 2.21% (29.11)% 40.30%
Net assets, End of Period (in thousands) $315,773 $247,425 $234,753 $138,291 $75,884 $147,706
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.30% 0.30% 0.30%
Ratio of Net Investment Income/(Loss) 0.52% 0.67% 0.51% 0.48% 0.52% 0.48%
Portfolio Turnover Rate
(3)
101% 170% 91% 105% 107% 135%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks to provide long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq
Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small-Sized Companies Risk
The Fund's investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $4,250,314 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2026 is $4,361,328, resulting in the net amount due to the counterparty of $111,014.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2026
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2026, the Adviser owned 2,000 shares or 0.05% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(45,430,997) $(10,822,380) $(56,253,377)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$275,310,410 $59,127,384 $(14,249,209) $44,878,175
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold 1,000,000 $ 76,017,187 2,250,000 $ 157,739,914
Shares repurchased (450,000) (33,564,786) (2,575,000) (164,985,431)
Net Increase/(Decrease) 550,000 $ 42,452,401 (325,000) $ (7,245,517)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$280,018,133 $279,947,245 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$75,928,966 $33,466,871 $— $—

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2026
During the period ended April 30, 2026, the Fund had net realized gain of $5,606,104 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93061 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Short Duration Income ETF
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 8.0%
Ally Bank Auto Credit-Linked Notes, 5.6810%, 5/17/32 (144A) $ 1,969,000 $ 1,992,811
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 1,969,000 1,991,669
Ally Bank Auto Credit-Linked Notes, 4.9700%, 9/15/32 (144A) 1,639,300 1,650,397
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.1000%, 4.7452%,
12/26/31 (144A)
‡
2,306,744 2,309,740
Compass Datacenters Issuer II LLC, 5.2500%, 2/25/49 (144A) 4,200,000 4,197,736
Compass Datacenters Issuer II LLC, 5.0220%, 8/25/49 (144A) 3,905,000 3,897,778
Compass Datacenters Issuer II LLC, 5.3160%, 5/25/50 (144A) 3,250,000 3,249,928
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 1.4500%, 5.5300%,
5/11/45
‡
AUD 8,747,983 6,313,312
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 2.2000%, 6.2800%,
5/11/45
‡
AUD 1,395,124 1,006,396
DB Master Finance LLC, 4.0300%, 11/20/47 (144A) $ 5,207,200 5,161,112
DB Master Finance LLC, 2.0450%, 11/20/51 (144A) 5,103,475 5,034,218
DB Master Finance LLC, 2.4930%, 11/20/51 (144A) 1,561,683 1,471,118
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A) 3,647,200 3,618,440
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A) 2,797,440 2,680,821
Domino's Pizza Master Issuer LLC, 2.6620%, 4/25/51 (144A) 10,198,608 9,671,111
Hertz Vehicle Financing III LLC, 4.6200%, 5/25/30 (144A) 12,800,000 12,749,187
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 5,964,778 6,035,076
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 7,112,507 7,166,604
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 6,547,820 6,563,495
Huntington Bank Auto Credit-Linked Notes, 4.5030%, 2/20/34 (144A) 9,359,699 9,278,365
Liberty, 30 Day Australian Bank Bill Rate + 1.2000%, 5.3775%, 5/25/32
‡
AUD 4,906,746 3,533,570
Metro Finance Trust, 30 Day Australian Bank Bill Rate + 1.2500%, 5.3600%,
9/17/30
‡
AUD 8,337,827 6,014,530
NOW Trust, 30 Day Australian Bank Bill Rate + 1.4000%, 5.4875%, 6/14/32
‡
AUD 21,621,963 15,591,845
NOW Trust, 30 Day Australian Bank Bill Rate + 1.1500%, 5.2375%, 2/14/34
‡
AUD 17,223,356 12,388,015
Plenti Auto ABS, 30 Day Australian Bank Bill Rate + 1.1000%, 5.1800%, 8/12/33
‡
AUD 2,493,478 1,793,452
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.1800%, 5.2600%,
4/11/36
‡
AUD 11,463,844 8,248,786
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.2000%, 5.2800%,
11/11/36
‡
AUD 4,866,871 3,499,039
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.2000%, 5.2800%,
11/11/36
‡
AUD 5,694,239 4,101,755
QTS Issuer ABS II LLC, 5.0440%, 10/5/55 (144A) $ 10,454,000 10,238,869
RAF ABS, 30 Day Australian Bank Bill Rate + 0.9500%, 5.0135%, 12/9/31
‡
AUD 16,518,612 11,861,557
RCKT Trust, 4.9000%, 7/25/34 (144A) $ 4,043,476 4,050,580
RCKT Trust, 4.9900%, 7/25/34 (144A) 5,000,000 5,021,509
Santander Bank Auto Credit-Linked Notes, 4.9110%, 1/18/33 (144A) 2,408,717 2,426,388
Santander Bank Auto Credit-Linked Notes, 4.9650%, 1/18/33 (144A) 4,854,016 4,876,386
Subway Funding LLC, 5.2460%, 7/30/54 (144A) 9,716,040 9,517,468
Subway Funding LLC, 6.0280%, 7/30/54 (144A) 11,455,550 11,505,899
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A) 23,251,403 23,162,463
Taco Bell Funding LLC, 1.9460%, 8/25/51 (144A) 908,813 888,813
Taco Bell Funding LLC, 2.2940%, 8/25/51 (144A) 2,916,060 2,702,653
Truist Bank Auto Credit-Linked Notes, 4.7280%, 9/26/33 (144A) 10,570,552 10,561,910
United Airlines Pass-Through Trust, 5.8750%, 10/15/27 1,857,590 1,884,455
Westgate Resorts LLC, 5.1900%, 10/20/39 (144A) 9,720,844 9,761,902
Total Asset-Backed Securities (cost $252,133,172) 259,671,158
Collateralized Loan Obligations - 0.9%
Clover CLO LLC 2018-1A A1R3, CME Term SOFR 3 Month + 1.3100%, 1.0000%,
4/20/37 (144A)
‡
14,500,000 14,498,550

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Regatta VIII Funding Ltd. 2017-1A A1R2, CME Term SOFR 3 Month + 1.2800%,
0.0000%, 4/17/37 (144A)
†,‡
$ 14,500,000 $ 14,543,500
Total Collateralized Loan Obligations (cost $29,000,000) 29,042,050
Corporate Bonds - 73.7%
Basic Materials - 0.9%
Georgia-Pacific LLC, 4.4000%, 5/15/29 (144A) 9,850,000 9,836,486
Glencore Funding LLC, 4.9070%, 4/1/28 (144A) 18,904,000 19,038,077
28,874,563
Communications - 1.5%
AppLovin Corp., 5.1250%, 12/1/29 22,600,000 22,780,414
NTT Finance Corp., 4.5670%, 7/16/27 (144A) 5,692,000 5,707,996
NTT Finance Corp., 4.6200%, 7/16/28 (144A) 4,347,000 4,363,763
Walt Disney Co. (The), 3.0570%, 3/30/27 CAD 22,920,000 16,828,713
49,680,886
Consumer, Cyclical - 8.5%
American Honda Finance Corp., 4.5500%, 4/10/28 $ 10,817,000 10,822,692
Daimler Truck Finance Canada, Inc., 2.4600%, 12/15/26 CAD 8,960,000 6,564,874
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27 (144A) $ 3,240,000 3,257,262
Daimler Truck Finance North America LLC, 5.1250%, 9/25/27 (144A) 6,810,000 6,863,709
Delta Air Lines, Inc., 4.7500%, 10/20/28 (144A) 13,605,833 13,616,581
General Motors Co., 5.3500%, 4/15/28 6,498,000 6,587,973
General Motors Financial Co., Inc., 5.1500%, 8/15/26 GBP 4,690,000 6,379,518
General Motors Financial Co., Inc., 5.4000%, 5/8/27 $ 7,000,000 7,071,481
General Motors Financial Co., Inc., 5.0000%, 7/15/27 2,866,000 2,882,795
General Motors Financial Co., Inc., 5.3500%, 7/15/27 9,000,000 9,089,106
General Motors Financial Co., Inc., 4.7500%, 4/6/29 7,245,000 7,261,147
Hasbro, Inc., 3.5500%, 11/19/26 5,972,000 5,952,638
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,660,037
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,600,552
Hyundai Capital America, 4.8500%, 3/25/27 (144A) 5,000,000 5,020,303
Hyundai Capital America, 5.0000%, 1/7/28 (144A) 4,501,000 4,528,973
Hyundai Capital America, 4.2500%, 9/18/28 (144A) 4,640,000 4,599,704
Hyundai Capital America, SOFR + 1.0700%, 4.7261%, 9/18/28 (144A)
‡
6,960,000 6,990,312
Hyundai Capital America, 4.2500%, 1/8/29 (144A) 8,767,000 8,672,938
Hyundai Capital America, 4.7500%, 4/6/29 (144A) 8,000,000 8,012,290
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 16,939,169
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 715,347
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) $ 12,100,000 12,134,818
Royal Caribbean Cruises Ltd., 5.5000%, 4/1/28 (144A) 13,050,000 13,190,166
Starbucks Corp., 4.5000%, 5/15/28 7,000,000 7,021,633
Stellantis Financial Services US Corp., 4.9500%, 9/15/28 (144A) 14,263,000 14,212,639
Toyota Motor Credit Corp., SOFR + 0.7200%, 4.3807%, 9/5/28
‡
20,600,000 20,676,773
Volkswagen Financial Services Australia Pty. Ltd., 5.3000%, 2/9/27 AUD 1,670,000 1,196,804
Volkswagen Group of America Finance LLC, 4.9000%, 8/14/26 (144A) $ 4,075,000 4,080,325
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) 14,575,000 14,631,116
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26 (144A) 13,200,000 13,313,634
Volkswagen Group of America Finance LLC, 4.4500%, 9/11/27 (144A) 8,026,000 8,002,852
Volkswagen Group of America Finance LLC, 5.0500%, 3/27/28 (144A) 3,580,000 3,602,852
274,153,013
Consumer, Non-cyclical - 3.7%
CVS Health Corp., 4.3000%, 3/25/28 8,975,000 8,940,300
EMD Finance LLC, 4.1250%, 8/15/28 (144A) 8,567,000 8,515,024
GE HealthCare Technologies, Inc., 4.1500%, 12/15/28 10,000,000 9,935,186
Illumina, Inc., 4.6500%, 9/9/26 1,705,000 1,705,998

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Illumina, Inc., 5.7500%, 12/13/27 $ 5,630,000 $ 5,730,203
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 20,749,888
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 AUD 3,800,000 2,601,311
Medline Borrower LP, 6.2500%, 4/1/29 (144A) $ 7,000,000 7,158,347
Smith & Nephew plc, 5.1500%, 3/20/27 6,270,000 6,305,345
Solventum Corp., 5.4500%, 2/25/27 6,866,000 6,912,456
Solventum Corp., 5.4000%, 3/1/29 18,132,000 18,540,131
Universal Health Services, Inc., 1.6500%, 9/1/26 23,425,000 23,213,129
120,307,318
Energy - 3.4%
Cheniere Energy, Inc., 4.6250%, 10/15/28 8,814,000 8,785,280
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 11,486,000 11,524,431
Columbia Pipelines Holding Co. LLC, 6.0420%, 8/15/28 (144A) 22,825,000 23,555,101
DT Midstream, Inc., 4.1250%, 6/15/29 (144A) 13,840,000 13,550,735
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,040,520
Enbridge, Inc., 3.2000%, 6/8/27 CAD 14,500,000 10,640,258
Energy Transfer LP, 6.0500%, 12/1/26 $ 13,440,000 13,566,275
Energy Transfer LP, 4.9500%, 6/15/28 5,000,000 5,046,620
Energy Transfer LP, 6.0000%, 2/1/29 (144A) 5,000,000 5,046,288
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,634,029
Repsol E&P Capital Markets US LLC, 4.8050%, 9/16/28 (144A) 5,150,000 5,167,648
108,557,185
Financial - 42.9%
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,465,628
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 19,617,000 19,977,321
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,061,998
American Express Co., SOFR + 1.0000%, 5.0980%, 2/16/28
‡
1,950,000 1,961,515
American Express Co., SOFR + 1.2600%, 4.7310%, 4/25/29
‡
12,750,000 12,816,471
American Express Co., SOFR + 0.8110%, 4.4440%, 5/3/30
‡
16,000,000 15,969,326
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,884,366
Aon North America, Inc., 5.1250%, 3/1/27 12,795,000 12,878,614
Ares Capital Corp., 7.0000%, 1/15/27 1,358,000 1,375,854
Arthur J Gallagher & Co., 4.6000%, 12/15/27 14,940,000 14,982,466
Athene Global Funding, 5.6200%, 5/8/26 (144A) 11,500,000 11,502,894
Athene Global Funding, 4.9500%, 1/7/27 (144A) 11,000,000 11,038,185
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 711,495
Athene Global Funding, 2.5000%, 3/24/28 (144A) $ 9,677,000 9,242,750
Athene Global Funding, 4.8300%, 5/9/28 (144A) 20,000,000 19,950,399
Athene Global Funding, 5.1460%, 11/1/29 GBP 4,195,000 5,595,749
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28 (144A) $ 25,655,000 26,032,008
Atlas Warehouse Lending Co. LP, 4.6250%, 11/15/28 (144A) 24,331,000 24,023,094
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 5,700,000 5,859,812
Australia & New Zealand Banking Group Ltd., U.K. Government Bonds 5 Year Note
Generic Bid Yield + 1.4500%, 1.8090%, 9/16/31
‡
GBP 12,500,000 16,788,734
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32
‡
AUD 10,000,000 7,206,323
Australia & New Zealand Banking Group Ltd., US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.6180%, 5.7310%, 9/18/34 (144A)
‡
$ 4,500,000 4,612,908
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.5200%, 5.5450%, 1/15/35
‡
AUD 34,400,000 24,369,311
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) $ 15,250,000 15,108,822
Banco Bilbao Vizcaya Argentaria SA, 4.1500%, 3/3/29 21,800,000 21,546,329

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27
‡
$ 9,600,000 $ 9,708,422
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.6935%, 2/21/28
‡
AUD 38,220,000 27,843,455
Bank of America Corp., VCDOR03M + 1.4800%, 3.6150%, 3/16/28
‡
CAD 13,500,000 9,948,402
Bank of America Corp., SOFR + 1.5800%, 4.3760%, 4/27/28
‡
$ 3,644,000 3,642,854
Bank of America Corp., SOFR + 1.9900%, 6.2040%, 11/10/28
‡
12,356,000 12,678,248
Bank of America Corp., SOFR + 0.8300%, 4.9790%, 1/24/29
‡
24,707,000 24,905,429
Bank of New York Mellon (The), SOFR + 1.1350%, 4.7290%, 4/20/29
‡
14,180,000 14,292,322
Bank of New Zealand, US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3000%, 5.6980%, 1/28/35 (144A)
‡
6,035,000 6,170,944
Barclays plc, SOFR + 0.9600%, 5.0860%, 2/25/29
‡
8,066,000 8,135,609
Barclays plc, 90 Day Australian Bank Bill Rate + 2.0000%, 6.1580%, 5/28/35
‡
AUD 2,230,000 1,588,076
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.2072%, 5/15/26
‡
AUD 13,600,000 9,779,187
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.8166%, 10/14/31
‡
AUD 800,000 576,552
Blackstone Holdings Finance Co. LLC, 5.9000%, 11/3/27 (144A) $ 12,525,000 12,759,701
Blackstone Private Credit Fund, 3.2500%, 3/15/27 5,824,000 5,728,837
Blackstone Secured Lending Fund, 2.1250%, 2/15/27 11,550,000 11,276,361
Blue Owl Capital Corp., 3.4000%, 7/15/26 7,618,000 7,586,700
Blue Owl Capital Corp., 3.1250%, 4/13/27 8,800,000 8,606,652
Blue Owl Credit Income Corp., 3.1250%, 9/23/26 4,871,000 4,822,218
Blue Owl Credit Income Corp., 4.7000%, 2/8/27 6,281,000 6,245,559
BNP Paribas SA, 4.6250%, 3/13/27 (144A) 11,800,000 11,819,711
Brown & Brown, Inc., 4.7000%, 6/23/28 3,036,000 3,045,090
Capital One Financial Corp., 3.7500%, 7/28/26 17,744,000 17,722,987
Capital One Financial Corp., SOFR + 2.4400%, 7.1490%, 10/29/27
‡
7,823,000 7,922,107
Capital One Financial Corp., SOFR + 2.6000%, 5.2470%, 7/26/30
‡
5,353,000 5,429,664
Capital One NA, USISOA05 + 1.7300%, 5.9740%, 8/9/28
‡
13,900,000 14,243,843
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 2,201,351
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30 (144A) $ 7,839,000 7,970,621
Citigroup, Inc., SOFR + 1.8870%, 4.6580%, 5/24/28
‡
15,000,000 15,037,317
Citigroup, Inc., SOFR + 1.3640%, 5.1740%, 2/13/30
‡
14,000,000 14,213,373
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.3068%, 8/20/31
‡
AUD 16,600,000 11,955,217
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
6.6400%, 11/9/32
‡
AUD 10,000,000 7,381,603
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34
‡
$ 6,000,000 5,762,288
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34 (144A)
‡
5,170,000 4,965,172
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 738,852
Corebridge Financial, Inc., 3.6500%, 4/5/27 $ 9,833,000 9,772,035
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
0.9500%, 5.4270%, 3/1/28 (144A)
‡
13,400,000 13,514,316
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
0.7500%, 4.6620%, 3/27/29 (144A)
‡
18,377,000 18,396,532
Deutsche Bank AG, SOFR + 1.2190%, 2.3110%, 11/16/27
‡
6,050,000 5,978,147
Deutsche Bank AG, SOFR + 1.3180%, 2.5520%, 1/7/28
‡
3,320,000 3,274,309
F&G Global Funding, 4.6500%, 9/8/28 (144A) 7,744,000 7,644,827
F&G Global Funding, 4.5000%, 1/9/29 (144A) 14,948,000 14,656,779
Goldman Sachs Group, Inc. (The), SOFR + 1.3190%, 4.9370%, 4/23/28
‡
17,010,000 17,089,968
Goldman Sachs Group, Inc. (The), SOFR + 0.7100%, 4.3733%, 1/21/29
‡
25,000,000 24,949,000

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Goldman Sachs Group, Inc. (The), SOFR + 0.9900%, 4.5940%, 4/20/30
‡
$ 7,901,000 $ 7,883,685
Golub Capital BDC, Inc., 2.0500%, 2/15/27 12,215,000 11,905,966
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.5739%, 9/16/31
‡
AUD 1,000,000 719,842
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.6239%, 12/15/36
‡
AUD 8,550,000 6,199,026
JPMorgan Chase & Co., SOFR + 0.9300%, 5.5710%, 4/22/28
‡
$ 15,500,000 15,673,278
JPMorgan Chase & Co., SOFR + 0.9300%, 4.9790%, 7/22/28
‡
13,500,000 13,591,002
JPMorgan Chase & Co., SOFR + 0.8000%, 4.9150%, 1/24/29
‡
7,459,000 7,518,947
JPMorgan Chase & Co., SOFR + 0.8200%, 4.4080%, 4/23/30
‡
12,500,000 12,449,976
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.5431%, 5/25/26
‡
AUD 19,100,000 13,743,205
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
7.9739%, 3/16/28
‡
AUD 5,010,000 3,754,986
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27
‡
$ 3,600,000 3,613,335
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 5.0870%, 11/26/28
‡
1,260,000 1,270,918
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
5.7500%, 3/6/30
‡
AUD 5,240,000 3,822,338
Logicor UK plc, 1.8750%, 11/17/26 GBP 656,000 878,549
LPL Holdings, Inc., 5.7000%, 5/20/27 $ 16,965,000 17,145,268
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) 23,156,000 23,050,969
LPL Holdings, Inc., 4.9000%, 4/3/28 6,548,000 6,565,515
LSEG Finance plc, 4.5000%, 10/19/28 GBP 3,000,000 4,034,807
Lseg US Fin Corp., 4.8750%, 3/28/27 (144A) $ 7,725,000 7,767,538
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.7330%, 6/17/31
‡
AUD 6,980,000 5,022,436
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
5.9167%, 3/1/34
‡
AUD 12,190,000 8,929,377
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
$ 2,100,000 2,076,455
Marex Group plc, 5.8290%, 5/8/28 3,280,000 3,311,027
Marex Group plc, 5.6800%, 4/21/31 10,656,000 10,646,422
Marsh & McLennan Cos., Inc., 4.5500%, 11/8/27 15,100,000 15,167,617
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 0.7800%, 4.5920%, 4/18/30
‡
5,094,000 5,094,087
Mizuho Bank Ltd., 4.3950%, 4/16/29 (144A) 20,000,000 20,039,177
Morgan Stanley, SOFR + 0.8000%, 4.2380%, 1/9/30
‡
10,000,000 9,898,017
Morgan Stanley, SOFRINDX + 0.9600%, 4.5550%, 4/10/30
‡
8,000,000 7,974,709
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28
‡
43,610,000 43,782,608
Morgan Stanley Private Bank NA, SOFR + 0.7700%, 4.4660%, 7/6/28
‡
12,047,000 12,045,217
National Australia Bank Ltd., U.K. Government Bonds 5 Year Note Generic Bid
Yield + 1.4000%, 1.6990%, 9/15/31
‡
GBP 12,385,000 16,624,712
Nationwide Building Society, 4.0000%, 9/14/26 (144A) $ 19,530,000 19,498,066
Nationwide Building Society, SOFR + 1.0600%, 4.6490%, 7/14/29 (144A)
‡
12,049,000 12,066,206
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
5.8072%, 2/14/29
‡
AUD 20,400,000 14,967,392
Permanent TSB Group Holdings plc, EURIBOR ICE Swap Rate 1 Year + 3.5000%,
6.6250%, 6/30/29
‡
EUR 10,100,000 12,617,013
Pershing Square Holdings Ltd., 3.2500%, 11/15/30 (144A) $ 15,500,000 14,262,399
Royal Bank of Canada, CAONINDX + 2.1200%, 5.0100%, 2/1/33
‡
CAD 15,500,000 11,662,409
Santander UK Group Holdings plc, SOFRINDX + 1.0700%, 4.3200%, 9/22/29
‡
$ 4,756,000 4,719,148
Societe Generale SA, 5.2500%, 2/19/27 (144A) 17,440,000 17,567,570
Societe Generale SA, SOFR + 1.0960%, 4.4500%, 4/12/30 (144A)
‡
7,435,000 7,363,799

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Sumisho Air Lease Corp., 5.3000%, 6/25/26 $ 10,020,000 $ 10,032,290
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.7500%, 4.4185%, 9/11/28 (144A)
‡
6,800,000 6,815,796
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
6.2667%, 6/1/37
‡
AUD 17,200,000 12,528,058
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
6.6167%, 12/1/38
‡
AUD 4,500,000 3,346,601
Teachers Mutual Bank Ltd., 90 Day Australian Bank Bill Rate + 1.3000%,
5.6130%, 6/21/27
‡
AUD 16,140,000 11,678,930
UBS AG, SOFR + 0.5000%, 4.1865%, 5/17/27
‡
$ 13,950,000 13,958,355
UBS AG, SOFR + 0.8100%, 4.4867%, 3/16/29
‡
15,750,000 15,771,663
UBS Group AG, 4.2530%, 3/23/28 (144A) 15,000,000 14,963,599
UBS Group AG, SOFR + 0.8400%, 4.5141%, 12/23/29 (144A)
‡
7,000,000 6,984,561
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,484,633
VICI Properties LP, 5.7500%, 2/1/27 (144A) $ 12,699,000 12,762,725
VICI Properties LP, 3.7500%, 2/15/27 (144A) 8,000,000 7,942,158
VICI Properties LP, 4.7500%, 4/1/28 4,638,000 4,644,828
Vicinity Centres Trust, 4.0000%, 4/26/27 AUD 150,000 106,457
Wells Fargo & Co., SOFR + 0.7800%, 4.9000%, 1/24/28
‡
$ 14,586,000 14,637,811
Wells Fargo & Co., SOFR + 1.0700%, 5.7070%, 4/22/28
‡
7,870,000 7,964,252
Wells Fargo & Co., SOFR + 1.3700%, 4.9700%, 4/23/29
‡
12,639,000 12,753,770
Wells Fargo & Co., SOFR + 0.8800%, 4.5567%, 9/15/29
‡
13,820,000 13,838,780
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
4.6928%, 8/10/26
‡
AUD 1,400,000 1,007,617
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.1766%, 11/11/27
‡
AUD 3,300,000 2,399,107
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
6.1973%, 4/3/34
‡
AUD 9,500,000 6,981,378
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.9720%, 7/10/34
‡
AUD 6,500,000 4,679,017
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.9916%, 7/10/34
‡
AUD 14,300,000 10,454,836
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5200%,
5.3510%, 2/12/35
‡
AUD 12,300,000 8,653,755
Willis North America, Inc., 4.6500%, 6/15/27 $ 4,599,000 4,609,851
1,386,868,850
Industrial - 4.8%
Amrize Finance US LLC, 4.6000%, 4/7/27 10,232,000 10,261,201
Amrize Finance US LLC, 4.7000%, 4/7/28 14,284,000 14,339,063
BAE Systems plc, 5.0000%, 3/26/27 (144A) 13,915,000 14,012,046
Boeing Co. (The), 6.2590%, 5/1/27 16,850,000 17,134,095
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 AUD 29,790,000 21,441,722
CNH Industrial Capital Australia Pty. Ltd., 5.4000%, 5/17/27 AUD 17,600,000 12,611,510
CNH Industrial Capital Australia Pty. Ltd., 4.7000%, 6/20/28 AUD 13,650,000 9,571,368
Fortive Corp., 3.1500%, 6/15/26 $ 6,500,000 6,489,272
Honeywell Aerospace, Inc., 4.0000%, 3/16/29 (144A) 16,000,000 15,829,867
Molex Electronic Technologies LLC, 4.7500%, 4/30/28 (144A) 25,440,000 25,547,912
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27 (144A) 7,900,000 7,949,420
Rolls-Royce plc, 5.7500%, 10/15/27 (144A) 958,000 970,948
156,158,424
Technology - 3.9%
Booz Allen Hamilton, Inc., 3.8750%, 9/1/28 (144A) 19,647,000 19,226,688
Broadcom, Inc., 5.0500%, 7/12/27 8,489,000 8,581,544
Broadcom, Inc., 4.8000%, 4/15/28 8,040,000 8,130,501
Fidelity National Information Services, Inc., 4.4500%, 3/10/28 7,295,000 7,274,532

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
Hewlett Packard Enterprise Co., SOFR + 0.9600%, 4.6367%, 9/15/28
‡
$ 13,820,000 $ 13,838,757
Oracle Corp., 3.2500%, 11/15/27 10,105,000 9,888,469
Oracle Corp., 4.8000%, 8/3/28 8,800,000 8,787,830
Oracle Corp., 4.5500%, 2/4/29 33,151,000 32,751,116
SK hynix , Inc., 5.5000%, 1/16/27 (144A) 10,045,000 10,128,082
SK hynix , Inc., 4.2500%, 9/11/28 (144A) 6,499,000 6,472,431
125,079,950
Utilities - 4.1%
Algonquin Power & Utilities Corp., 5.3650%, 6/15/26
Ç
10,157,000 10,156,743
DTE Energy Co., 4.9500%, 7/1/27 9,300,000 9,357,392
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,859,097
Duke Energy Corp., 3.1500%, 8/15/27 13,250,000 13,071,952
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,281,452
ENEL Finance International NV, 4.1250%, 9/30/28 (144A) $ 14,000,000 13,858,298
Georgia Power Co., 5.0040%, 2/23/27 6,520,000 6,564,360
Georgia Power Co., 3.2500%, 3/30/27 5,866,000 5,824,824
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 570,000 403,720
NRG Energy, Inc., 2.4500%, 12/2/27 (144A) $ 22,683,000 21,916,969
Vistra Operations Co. LLC, 5.0500%, 12/30/26 (144A) 6,305,000 6,328,909
Vistra Operations Co. LLC, 3.7000%, 1/30/27 (144A) 17,538,000 17,431,369
Vistra Operations Co. LLC, 4.3000%, 10/15/28 (144A) 7,690,000 7,600,638
Xcel Energy, Inc., 4.7500%, 3/21/28 6,808,000 6,840,476
133,496,199
Total Corporate Bonds (cost 2,349,388,195) 2,383,176,388
Foreign Government Bonds - 0.2%
Export-Import Bank of Korea, SOFR + 0.4600%, 4.1240%, 9/22/28
‡
(cost
$5,902,000) 5,902,000 5,909,189
Mortgage-Backed Securities - 6.5%
BPR Trust , 5.3580% , 11/5/41 (144A)
‡
6,795,181 6,877,174
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.6912%, 5.3459%, 8/15/41 (144A)
‡
4,856,607 4,866,486
CME Term SOFR 1 Month + 1.4000%, 5.0547%, 2/15/43 (144A)
‡
11,020,000 11,025,484
BX Trust , CME Term SOFR 1 Month + 1.1438% , 4.7985% , 3/15/30 (144A)
‡
20,517,801 20,475,442
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.1952%, 10/25/41 (144A)
‡
3,932,509 3,939,219
SOFR30A + 3.0000%, 6.6452%, 1/25/42 (144A)
‡
7,846,606 7,944,622
SOFR30A + 3.5000%, 7.1452%, 3/25/42 (144A)
‡
11,830,738 12,084,504
SOFR30A + 3.8500%, 7.4952%, 5/25/42 (144A)
‡
10,000,000 10,282,541
SOFR30A + 1.7000%, 5.3452%, 7/25/43 (144A)
‡
1,021,161 1,023,470
SOFR30A + 1.0500%, 4.6952%, 1/25/44 (144A)
‡
4,517,747 4,522,115
SOFR30A + 1.1000%, 4.7452%, 2/25/44 (144A)
‡
974,935 974,935
SOFR30A + 1.1500%, 4.7952%, 3/25/44 (144A)
‡
787,099 787,099
SOFR30A + 1.6000%, 5.2452%, 9/25/44 (144A)
‡
7,553,496 7,563,551
SOFR30A + 1.1000%, 4.7452%, 1/25/45 (144A)
‡
1,744,999 1,744,999
SOFR30A + 1.5000%, 5.1452%, 1/25/45 (144A)
‡
6,205,000 6,210,041
SOFR30A + 1.1500%, 4.7952%, 2/25/45 (144A)
‡
1,233,100 1,233,499
SOFR30A + 1.6000%, 5.2452%, 3/25/45 (144A)
‡
3,781,383 3,788,638
SOFR30A + 1.2000%, 4.8452%, 5/25/45 (144A)
‡
1,749,639 1,751,294
SOFR30A + 1.2000%, 4.8452%, 7/25/45 (144A)
‡
4,944,142 4,947,351
FHLMC STACR REMIC Trust
SOFR30A + 1.5000%, 5.1452%, 10/25/41 (144A)
‡
13,731,249 13,756,655
SOFR30A + 1.8000%, 5.4452%, 11/25/41 (144A)
‡
2,465,000 2,476,735

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
10 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR REMIC Trust - (continued)
SOFR30A + 4.3500%, 7.9952%, 4/25/42 (144A)
‡
$ 18,211,363 $ 18,780,861
SOFR30A + 5.7500%, 9.3952%, 9/25/42 (144A)
‡
1,850,000 1,966,564
SOFR30A + 2.0000%, 5.6452%, 5/25/43 (144A)
‡
863,875 869,150
SOFR30A + 2.0000%, 5.6452%, 6/25/43 (144A)
‡
1,045,792 1,047,202
SOFR30A + 1.8500%, 5.4952%, 11/25/43 (144A)
‡
1,014,390 1,019,935
SOFR30A + 1.3500%, 4.9952%, 2/25/44 (144A)
‡
1,692,264 1,693,021
SOFR30A + 1.2500%, 4.8952%, 3/25/44 (144A)
‡
3,506,408 3,506,128
SOFR30A + 1.2000%, 4.8452%, 5/25/44 (144A)
‡
1,691,670 1,691,886
SOFR30A + 1.2000%, 4.8452%, 8/25/44 (144A)
‡
3,237,596 3,238,291
SOFR30A + 1.4500%, 5.0952%, 10/25/44 (144A)
‡
1,378,333 1,378,543
SOFR30A + 1.0500%, 4.6952%, 1/25/45 (144A)
‡
3,774,393 3,772,583
SOFR30A + 1.1500%, 4.7952%, 2/25/45 (144A)
‡
4,316,494 4,316,493
SOFR30A + 1.2000%, 4.8452%, 5/25/45 (144A)
‡
4,119,214 4,119,214
Homeward Opportunities Fund Trust , 5.2370% , 9/25/40 (144A)
Ç
2,893,000 2,897,931
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3933% ,
5.0480% , 10/15/40 (144A)
‡
10,500,000 10,485,886
Oceanview Mortgage Trust , SOFR30A + 0.9000% , 4.5452% , 12/25/55 (144A)
‡
11,224,119 11,224,093
Resimac Bastille Trust , 30 Day Australian Bank Bill Rate + 1.3500% ,
5.4300% , 9/13/55
‡
AUD 5,917,910 4,255,874
TVC Mortgage Trust , 4.9640% , 2/25/41 (144A)
Ç
$ 6,000,000 5,968,877
Total Mortgage-Backed Securities (cost $209,902,677) 210,508,386
Investment Companies - 0.1%
Money Market Funds - 0.1%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
3.5000%
∞
(cost $2,950,788) 2,950,788 2,950,788
Commercial Paper - 13.6%
AutoNation, Inc., 4.0505%, 5/1/26 (Section 4(2)) 77,000,000 76,991,338
AutoNation, Inc., 4.0514%, 5/4/26 (Section 4(2)) 75,950,000 75,914,979
Enbridge, Inc., 2.8203%, 5/21/26 (Section 4(2)) CAD 51,700,000 37,922,829
Enbridge, Inc., 2.8093%, 5/22/26 (Section 4(2)) CAD 24,625,000 18,061,409
Enbridge, Inc., 2.8266%, 5/26/26 (Section 4(2)) CAD 14,775,000 10,833,372
Global Payments, Inc., 4.2220%, 5/1/26 (Section 4(2)) $ 30,900,000 30,896,437
Global Payments, Inc., 4.2230%, 5/4/26 (Section 4(2)) 42,000,000 41,980,634
HCA, Inc., 4.2596%, 5/13/26 (Section 4(2)) 6,450,000 6,440,255
Humana, Inc., 3.9004%, 5/1/26 (Section 4(2)) 61,550,000 61,543,242
Stellantis Financial Services US Corp., 4.3494%, 5/8/26 (Section 4(2)) 37,565,000 37,530,282
Stellantis Financial Services US Corp., 4.3955%, 5/28/26 (Section 4(2)) 41,500,000 41,359,900
Total Commercial Paper (cost $439,225,383) 439,474,677
OTC Purchased Call Credit Default Swaptions - Buy Protection - 0.0%
Counterparty/Reference Asset
Goldman Sachs International
CDX.NA.IG.46-V1, Credit Default Swap, Maturing 6/20/2031, Fixed Rate
1.00%,  Payment frequency: Quarterly,
Notional amount $476,100,000, Premiums paid $705,104, Unrealized appreciation $–, Exercise price $0.60, Expires 7/15/26* 476,100,000 705,104
Total OTC Purchased Call Credit Default Swaptions - Buy Protection - (premiums paid
$705,104, unrealized appreciation $–) 705,104
Total Investments (total cost $ 3,288,492,274 ) - 103.0% 3,331,437,740
Liabilities, net of Cash, Receivables and Other Assets - (3.0%) (98,011,806)
Net Assets - 100.0% $3,233,425,934

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 2,453,607,698 73.7%
Australia 407,265,827 12.2
Canada 110,882,414 3.3
United Kingdom 94,872,840 2.8
Ireland 44,121,960 1.3
Japan 42,020,819 1.3
France 36,751,080 1.1
Denmark 31,910,848 1.0
Spain 31,254,751 0.9
South Korea 22,509,702 0.7
Switzerland 21,948,160 0.7
Guernsey 14,262,399 0.4
Netherlands 13,858,298 0.4
New Zealand 6,170,944 0.2
Total $3,331,437,740 100.0%

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
12 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - N/A
Exchange Traded Fund - N/A
Janus Henderson AAA
CLO ETF $ 27,526,450 $ – $ (27,548,801) $ (15,624) $ 37,975 $ – – $ 359,401
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Australian Dollar 7/24/26 516,950,000 $ (367,993,442) $ (3,071,562)
–
Citibank N.A.
New Zealand Dollar 7/24/26 1,340,000 (794,053) 3,046
–
HSBC BANK USA, N.A.
Australian Dollar 7/24/26 (1,200,000) 861,278 78
Canadian Dollar 7/24/26 (1,000,000) 737,673 (376)
Canadian Dollar 5/26/26 14,775,000 (10,809,840) (55,655)
(55,953)
J.P. Morgan Chase Bank
Euro 7/24/26 12,610,000 (14,938,370) 91,945
–
Morgan Stanley & Co.
Canadian Dollar 7/24/26 78,410,000 (57,229,274) (582,164)
–
State Street Bank and Trust Company
Australian Dollar 7/24/26 (4,000,000) 2,865,010 6,177
Canadian Dollar 5/22/26 24,625,000 (18,028,239) (77,733)
Canadian Dollar 5/21/26 51,700,000 (37,907,256) (104,421)
Great British Pound 7/24/26 39,690,000 (53,832,539) (85,591)
(261,568)
Total $(3,876,256)

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
Futures Long:
3 Month SOFR 623 3/16/27 $ 150,002,825 $ 181,947
Total - Futures Long 181,947
Futures Short:
Australia 3 Year Bond 1,205 6/15/26 (89,555,059) 693,720
Canada 2 Year Bond 368 6/19/26 (28,391,507) 39,531
Euro-Schatz 106 6/8/26 (13,149,304) 133,129
U.S. Treasury 2 Year Notes 1,817 6/30/26 (376,346,125) 2,252,000
U.S. Treasury 5 Year Notes 279 6/30/26 (30,086,227) 479,266
Total - Futures Short 3,597,646
Total $3,779,593
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.44-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/30 $ 54,400,000 $ – $ (63,467) $ (63,467)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3.3650% Fixed 1 Day SOFR Annually 11/21/27 USD 144,900,000 $ – $ 1,075,093 $ 1,075,093
3 Month BBR 3.4500% Fixed Quarterly 2/17/27 NZD 106,550,000 – 323,506 323,506
3 Month BBR 3.5600% Fixed Quarterly 10/21/26 NZD 75,370,000 – 177,587 177,587
3 Month BBR 3.2400% Fixed Quarterly 5/01/27 NZD 134,200,000 – 50,746 50,746
1 Day SONIA 3.3542% Fixed Annually 2/27/28 GBP 25,600,000 – – –
1 Day SONIA 3.5001% Fixed Annually 12/03/27 GBP 6,200,000 – (9,592) (9,592)
3 Month BBR 3.1400% Fixed Quarterly 4/28/27 NZD 134,200,000 – (16,393) (16,393)
3.8198% Fixed 1 Day SONIA Annually 3/06/28 GBP 122,000,000 – (20,036) (20,036)
1 Day SONIA 3.5513% Fixed Annually 11/06/27 GBP 55,600,000 – (97,406) (97,406)
1 Day SONIA 3.6240% Fixed Annually 10/21/27 GBP 109,400,000 – (167,174) (167,174)
Total $– $1,316,331 $1,316,331
Schedule of OTC Written Credit Default Swaptions
Counterparty/
Reference Asset Description Exercise Price
Expiration
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Swaptions
Written,
at Value
Written Put Swaptions - Sell Protection:
Goldman Sachs International
CDX.NA.IG.46-V1
Credit Default Swap,
S&P Credit Rating: NR,
Maturing 6/20/2031,
Fixed Rate 1.00%,
Payment frequency:
Quarterly 0.70 USD 07/15/26 $ 476,100,000 $(392,783) $– $(392,783)

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
14 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ — $ 101,246 $ 101,246
*
Futures contracts — 3,779,593 — 3,779,593
*
Swaps - centrally cleared — 1,626,932 — 1,626,932
Purchased Swaption contracts, at Value 705,104 — — 705,104
Total Asset Derivatives $ 705,104 $ 5,406,525 $ 101,246 $ 6,212,875
Liability Derivatives:
Forward foreign currency exchange contracts — — 3,977,502 3,977,502
*
Swaps - centrally cleared 63,467 310,601 — 374,068
Swaptions Written, at Value 392,783 — — 392,783
Total Liability Derivatives $ 456,250 $ 310,601 $ 3,977,502 $ 4,744,353
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (34,063,347) $ (34,063,347)
Futures contracts — 2,946,047 — 2,946,047
Swap contracts (1,162,457) (1,992,134) — (3,154,591)
Purchased Swaption contracts (1,497,741) — — (1,497,741)
Written Swaption contracts 534,685 — — 534,685
Total $ (2,125,513) $ 953,913 $ (34,063,347) $ (35,234,947)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (7,291,406) $ (7,291,406)
Futures contracts — 2,878,770 — 2,878,770
Swap contracts 559,692 (1,482,913) — (923,221)
Purchased Swaption contracts 944,492 944,492
Written Swaption contracts (389,798) — — (389,798)
Total $ 1,114,386 $ 1,395,857 $ (7,291,406) $ (4,781,163)

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Futures contracts:
Average notional amount of contracts - long $192,283,219
Average notional amount of contracts - short 693,429,134
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 26,000,815
Average amounts sold - in USD 549,401,482
Credit default swaps:
Average notional amount - buy protection 56,150,000
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 243,213,567
Average notional amount - pay floating rate/receive fixed rate 415,412,381
Swaptions:
Average value of swaption contracts purchased 341,460
Average value of swaption contracts written 134,798
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Citibank N.A. $ 3,046 $ — $ — $ 3,046
Goldman Sachs International 705,104 (392,783) — 312,321
HSBC BANK USA, N.A. 78 (78) — —
J.P. Morgan Chase Bank 91,945 — — 91,945
State Street Bank and Trust Company 6,177 (6,177) — —
Total $ 806,350 $ (399,038) $ — $ 407,312
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 3,071,562 $ — $ — $ 3,071,562
Goldman Sachs International 392,783 (392,783) — —
HSBC BANK USA, N.A. 56,031 (78) — 55,953
Morgan Stanley & Co. 582,164 — — 582,164
State Street Bank and Trust Company 267,745 (6,177) — 261,568
Total $ 4,370,285 $ (399,038) $ — $ 3,971,247
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
16 April 30, 2026
AUD Australian Dollar
CAD Canadian Dollar
CDOR Canadian Dollar Offered Rate
CME Chicago Mercantile Exchange
CAONINDX Canadian Overnight Repo Rate Average Compounded Index
ETF Exchange Traded Fund
EUR Euro
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
GBP British Pound
ICE Intercontinental Exchange
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2026.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
† The position has not yet settled as of April 30, 2026. The coupon rate is undetermined.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended April 30, 2026 is $439,474,677 which represents 13.6% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2026 is $1,262,888,037 which represents 39.1% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 17
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 259,671,158 $ — $ 259,671,158
Collateralized Loan Obligations — 29,042,050 — 29,042,050
Corporate Bonds — 2,383,176,388 — 2,383,176,388
Foreign Government Bonds — 5,909,189 — 5,909,189
Mortgage-Backed Securities — 210,508,386 — 210,508,386
Investment Companies 2,950,788 — — 2,950,788
Commercial Paper — 439,474,677 — 439,474,677
OTC Purchased Call Credit Default
Swaptions - Buy Protection — 705,104 — 705,104
Total Investments in Securities $ 2,950,788 $ 3,328,486,952 $ — $ 3,331,437,740
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,626,932 $ — $ 1,626,932
Forward Foreign Currency Exchange
Contracts — 101,246 — 101,246
Futures Contracts 3,779,593 — — 3,779,593
Total Other Financial Instruments $ 3,779,593 $ 1,728,178 $ — $ 5,507,771
Total Assets $ 6,730,381 $ 3,330,215,130 $ — $ 3,336,945,511
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 374,068 $ — $ 374,068
Forward Foreign Currency Exchange
Contracts — 3,977,502 — 3,977,502
Swaptions Written, at Value — 392,783 — 392,783
Total Liabilities $ — $ 4,744,353 $ — $ 4,744,353
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Short Duration Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
18 April 30, 2026
See Notes to Financial Statements.
Assets:
Investments, at value (cost $3,287,787,170) $ 3,330,732,636
Purchased swaptions, at value (premiums paid $705,104) 705,104
Cash denominated in foreign currency (cost $7,458,637) 7,451,264
Forward foreign currency exchange contracts 101,246
Due from broker for centrally cleared swaps 1,345,383
Due from broker for futures 4,190,000
Receivable for variation margin on swaps 3,332,674
Receivables:
Investments sold 24,273,695
Fund units sold 14,665,904
Interest 26,728,648
Total Assets 3,413,526,554
Liabilities:
Payable for variation margin on futures contracts 109,661
Forward foreign currency exchange contracts 3,977,502
Swaptions written, at value (premiums received $392,783) 392,783
Due to custodian 303,564
Payables:
Investments purchased 162,168,921
Management fees 582,367
Distributions 12,565,822
Total Liabilities 180,100,620
Commitments and contingent liabilities
Net Assets $ 3,233,425,934
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 3,278,597,614
Total distributable earnings (loss) (45,171,680)
Total Net Assets $ 3,233,425,934
Net Assets $ 3,233,425,934
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 66,150,000
Net Asset Value Per Share $ 48 .88

Janus Henderson Short Duration Income ETF
Statement of Operations
(unaudited)
For the period ended April 2026
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Investment Income:
Interest $ 71,234,941
Dividends from affiliates 359,401
Total Investment Income 71,594,342
Expenses:
Management Fees 3,317,582
Total Expenses 3,317,582
Less: Excess Expense Reimbursement and Waivers (13,362)
Net Expenses 3,304,220
Net Investment Income/(Loss) 68,290,122
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 5,007,016
Investments in affiliates (15,624)
Forward foreign currency exchange contracts (34,063,347)
Futures contracts 2,946,047
Swap contracts (3,154,591)
Purchased swaption contracts (1,497,741)
Written swaption contracts 534,685
Total Net Realized Gain/(Loss) on Investments $ (30,243,555)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 20,349,964
Investments in affiliates 37,975
Forward foreign currency exchange contracts (7,291,406)
Futures contracts 2,878,770
Swap contracts (923,221)
Purchased swaption contracts 944,492
Written swaption contracts (389,798)
Total Change in Unrealized Net Appreciation/Depreciation $ 15,606,776
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 53,653,343

Janus Henderson Short Duration Income ETF
Statements of Changes in Net Assets
20 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 68,290,122 $ 123,729,085
Net realized gain/(loss) on investments (30,243,555) 1,308,031
Change in unrealized net appreciation/depreciation 15,606,776 13,311,765
Net Increase/(Decrease) in Net Assets Resulting from Operations 53,653,343 138,348,881
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (81,157,201) (116,306,655)
Return of Capital — (7,338,647)
Net Decrease from Dividends and Distributions to Shareholders (81,157,201) (123,645,302)
Capital Share Transactions 481,712,847 500,649,674
Net Increase/(Decrease) in Net Assets 454,208,989 515,353,253
Net Assets: — —
Beginning of Period   2,779,216,945 2,263,863,692
End of Period $ 3,233,425,934 $ 2,779,216,945

Janus Henderson Short Duration Income ETF
Financial Highlights
Janus Detroit Street Trust 21
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2026 (unaudited) and each year or period ended
October 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $49.32 $49.05 $47.98 $48.47 $50.00 $50.40
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
1.13 2.40 2.41 1.80 0.69 0.49
Net realized and unrealized gain/(loss) (0.23) 0.29 0.99 0.65 (1.27) (0.41)
Total from Investment Operations 0.90 2.69 3.40 2.45 (0.58) 0.08
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.34) (2.28) (1.75) (2.94) (0.95) (0.48)
Return of Capital — (0.14) (0.58) — — —
Total Dividends and Distributions (1.34) (2.42) (2.33) (2.94) (0.95) (0.48)
Net Asset Value, End of Period $48.88 $49.32 $49.05 $47.98 $48.47 $50.00
Total Return
*
1.85% 5.64% 7.26% 5.24% (1.18)% 0.15%
Net assets, End of Period (in thousands) $3,233,426 $2,779,217 $2,263,864 $2,372,785 $2,539,796 $2,777,501
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.22% 0.23% 0.23% 0.23% 0.23% 0.23%
Ratio of Net Expenses (After Waivers and
Expense Offsets) 0.22% 0.23% 0.23% 0.23% 0.23% 0.23%
Ratio of Net Investment Income/(Loss) 4.63% 4.90% 4.96% 3.77% 1.41% 0.98%
Portfolio Turnover Rate
(2)
26% 45% 68% 53% 46% 74%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks current income, consistent with the preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2026
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2026  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2026
extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options on Swap Contracts (Swaptions )
The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as
“swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.
Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the
Fund to buy credit protection through credit default swaps.
Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases.
 Swaptions purchased are reported in the Schedule of Investments. Swaptions written are reported as a liability on the
Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the period, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
During the period, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2026
swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not increased.
During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social,

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2026
political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2026
derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.22% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions,
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.23% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2027. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers”
on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2028. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2026, the Adviser waived $13,362 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2026, the Adviser owned 369 shares or 0.00% of the Fund.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2026
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary difference between book and tax appreciation or depreciation of investments is amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
Effective May 1, 2026, the Adviser has contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(494,183) $(39,862,702) $(40,356,885)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$3,288,492,274 $47,250,322 $(4,304,856) $42,945,466
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold 10,450,000 $ 513,588,209 15,400,000 $ 755,339,370
Shares repurchased (650,000) (31,875,362) (5,200,000) (254,689,696)
Net Increase/(Decrease) 9,800,000 $ 481,712,847 10,200,000 $ 500,649,674
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$946,659,336 $702,821,867 $— $—

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
Australian listed investment trust (“Affiliated Australian Listed Trust”) in which the Fund invests. Pursuant to this agreement, the waiver/reimbursement amount shall be equal to the amount of the Fund’s assets invested in the Affiliated
Australian Listed Trust, multiplied by an amount equal to the current management fee of the Affiliated Australian Listed
Trust, less certain asset-based operating fees and expenses incurred on a per-fund basis and paid by the Adviser with respect to the Affiliated Australian Listed Trust (including, but are not limited to custody, administration, compliance, and audit fees). This contractual waiver will remain in effect for at least until February 28, 2028.
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
36 April 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93073 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Mortgage-Backed
Securities ETF
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 7 .8%
Acacia LLC, 5.2400%, 11/15/37 (144A) $ 8,901,229 $ 8,911,315
ACHM Mortgage Trust, 6.5500%, 5/25/39 (144A) 6,596,311 6,738,266
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 599,665 613,206
ACHV ABS TRUST, 6.3400%, 4/25/31 (144A) 1,131,214 1,138,741
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 528,423 531,163
Affirm Asset Securitization Trust, 4.9300%, 10/15/30 (144A) 4,500,000 4,499,867
Ally Bank Auto Credit-Linked Notes, 6.0220%, 5/17/32 (144A) 2,067,450 2,091,998
Ally Bank Auto Credit-Linked Notes, 6.3150%, 5/17/32 (144A) 1,181,400 1,195,837
Ally Bank Auto Credit-Linked Notes, 4.8440%, 6/15/33 (144A) 9,245,446 9,251,445
Ally Bank Auto Credit-Linked Notes, 4.9910%, 6/15/33 (144A) 6,005,831 6,000,678
Alterna Funding III LLC, 6.2600%, 5/16/39 (144A) 7,753,515 7,765,098
Arivo Acceptance Auto Loan Receivables Trust, 6.4600%, 4/17/28 (144A) 522,603 523,978
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.3000%, 4.9452%,
12/26/31 (144A)
‡
2,306,744 2,311,740
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.5000%, 5.1452%,
12/26/31 (144A)
‡
1,122,615 1,125,915
Blue Bridge Funding LLC, 7.3700%, 11/15/30 (144A) 665,516 668,596
Compass Datacenters Issuer II LLC, 7.0000%, 2/25/49 (144A) 620,000 629,137
COOPR Residential Mortgage Trust, 4.8400%, 9/25/60 (144A)
Ç
7,310,449 7,252,291
COOPR Residential Mortgage Trust, 4.9960%, 2/25/61 (144A)
Ç
7,230,576 7,190,875
COOPR Residential Mortgage Trust, 5.1580%, 2/25/61 (144A)
Ç
2,949,000 2,925,690
Ellington Financial Mortgage Trust, 5.1160%, 12/25/60 (144A)
Ç
2,512,773 2,501,055
Ellington Financial Mortgage Trust, 5.3160%, 12/25/60 (144A)
Ç
3,881,000 3,854,673
Ellington Financial Mortgage Trust, 5.4660%, 12/25/60 (144A)
Ç
4,250,000 4,226,830
Ellington Financial Mortgage Trust, 5.6160%, 12/25/60 (144A)
‡
1,166,000 1,154,820
FHF Issuer Trust, 4.8390%, 12/15/26 (144A) 3,501,859 3,502,166
FHF Issuer Trust, 6.7900%, 10/15/29 (144A) 845,085 851,559
FHF Issuer Trust, 5.6900%, 2/15/30 (144A) 1,566,496 1,573,441
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
2,490,869 2,488,078
FIGRE Trust, 5.7100%, 5/25/55 (144A)
‡
3,956,890 3,973,330
FIGRE Trust, 5.9100%, 5/25/55 (144A)
‡
3,719,476 3,740,173
FIGRE Trust, 5.2650%, 7/25/55 (144A)
Ç
3,945,053 3,938,477
FIGRE Trust, 5.4080%, 7/25/55 (144A)
‡
5,674,203 5,679,891
FIGRE Trust, 5.6080%, 7/25/55 (144A)
‡
8,289,567 8,327,239
FIGRE Trust, 5.7090%, 7/25/55 (144A)
‡
10,707,108 10,720,387
FIGRE Trust, 5.4850%, 8/25/55 (144A)
‡
1,268,790 1,267,475
FIGRE Trust, 5.1440%, 9/25/55 (144A)
‡
6,040,489 5,968,020
FIGRE Trust, 5.2450%, 9/25/55 (144A)
‡
6,853,199 6,768,826
FIGRE Trust, 5.1830%, 1/25/56 (144A)
‡
3,669,715 3,654,326
FIGRE Trust, 5.4340%, 1/25/56 (144A)
‡
5,465,235 5,452,291
FIGRE Trust, 5.3000%, 5/25/56 (144A)
‡
6,500,000 6,490,329
FIGRE Trust, 6.2300%, 5/25/56 (144A)
‡
2,300,000 2,299,965
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
3,332,663 3,291,224
Finance of America Structured Securities Trust, 3.5000%, 4/25/74 (144A)
Ç
13,575,265 13,369,852
Flagship Credit Auto Trust, 5.0500%, 1/18/28 (144A) 440,722 440,797
FNA 9 LLC, 5.5090%, 4/16/46 (144A)
‡
6,500,000 6,497,300
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 5,038,000 5,047,568
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 1,653,604 1,699,615
Foundation Finance Trust, 4.9400%, 4/15/52 (144A) 12,522,312 12,489,408
GS Mortgage-Backed Securities Trust, 5.2720%, 5/25/56 (144A)
Ç
7,000,000 6,949,244
GS Mortgage-Backed Securities Trust, 5.4220%, 5/25/56 (144A)
Ç
4,000,000 3,976,614
Hotwire Funding LLC, 2.6580%, 11/20/51 (144A) 300,000 295,869
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 7,478,229 7,566,364
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 11,365,346 11,451,789

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) $ 4,988,816 $ 5,000,758
J.P. Morgan Mortgage Trust, 5.1820%, 6/25/56 (144A)
Ç
4,000,000 3,947,870
J.P. Morgan Mortgage Trust, 5.3320%, 6/25/56 (144A)
Ç
5,000,000 4,944,680
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 10,600,000 10,663,225
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A)
Ç
24,486,030 24,752,046
OBX Trust, SOFR30A + 1.5000%, 5.1452%, 2/25/56 (144A)
‡
3,300,204 3,299,968
OBX Trust, SOFR30A + 1.6500%, 5.2952%, 2/25/56 (144A)
‡
2,707,000 2,705,286
OBX Trust, 5.4240%, 4/25/56 (144A)
Ç
2,500,000 2,500,760
OBX Trust, 5.5860%, 4/25/56 (144A)
Ç
4,000,000 4,007,284
RAM LLC, 6.6690%, 2/15/39 (144A) 1,665,633 1,666,393
RAM LLC, 5.4630%, 6/15/46 (144A) 4,210,000 4,210,000
RCKT Mortgage Trust, 6.5150%, 6/25/43 (144A)
‡
3,023,933 3,018,253
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
5,702,562 5,725,662
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
7,618,577 7,635,729
RCKT Mortgage Trust, 5.6030%, 2/25/55 (144A)
Ç
3,153,521 3,155,378
RCKT Mortgage Trust, 5.4780%, 7/25/55 (144A)
Ç
7,297,303 7,289,004
RCKT Mortgage Trust, 5.2486%, 8/25/55 (144A)
‡
6,305,082 6,273,641
RCKT Mortgage Trust, 7.2820%, 8/25/55 (144A)
‡
5,040,000 4,925,569
RCKT Mortgage Trust, 4.9970%, 9/25/55 (144A)
Ç
17,943,746 17,774,563
RCKT Mortgage Trust, 4.9280%, 1/25/56 (144A)
Ç
3,204,003 3,181,492
RCKT Mortgage Trust, 5.0550%, 2/25/56 (144A)
Ç
14,268,000 14,069,248
RCKT Mortgage Trust, 5.2550%, 2/25/56 (144A)
Ç
20,600,000 20,326,503
RCKT Mortgage Trust, 5.3940%, 4/25/56 (144A)
Ç
6,516,000 6,488,017
RCKT Mortgage Trust, 5.5930%, 4/25/56 (144A)
Ç
7,331,000 7,307,280
RCKT Trust, 5.1600%, 7/25/34 (144A) 2,750,000 2,746,015
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 545,373 546,736
Research-Driven Pagaya Motor Asset Trust, 5.6590%, 7/25/34 (144A) 6,173,934 6,183,548
Saluda Grade Alternative Mortgage Trust, CME Term SOFR 1 Month + 1.8000%,
5.4543%, 10/25/55 (144A)
‡
15,693,000 15,785,013
Saluda Grade Alternative Mortgage Trust, CME Term SOFR 1 Month + 1.5500%,
5.2043%, 4/25/56 (144A)
‡
15,089,712 15,075,579
Santander Bank Auto Credit-Linked Notes, 5.6220%, 6/15/32 (144A) 1,739,015 1,755,096
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 1,391,202 1,402,807
SF Abs Issuer LLC, 5.3770%, 11/25/55 (144A) 5,750,000 5,552,935
Switch ABS Issuer LLC, 5.6090%, 3/27/56 (144A) 14,000,000 14,045,305
Towd Point Mortgage Trust, 4.9680%, 9/25/65 (144A)
Ç
11,414,892 11,342,790
Towd Point Mortgage Trust, 5.2490%, 10/25/65 (144A)
Ç
10,845,789 10,821,274
US Auto Funding, 2.2000%, 5/15/26 (144A) 1,167,857 904,918
US Bank NA, 6.7890%, 8/25/32 (144A) 2,535,018 2,552,956
Vista Point Securitization Trust, 5.6010%, 8/25/55 (144A)
Ç
11,013,415 11,044,157
Vista Point Securitization Trust, 5.2260%, 2/25/56 (144A)
Ç
2,600,000 2,577,533
Vista Point Securitization Trust, 5.3760%, 2/25/56 (144A)
Ç
4,169,000 4,124,079
Total Asset-Backed Securities (cost $514,061,806) 514,204,181
Corporate Bonds - 0 .2%
Communications - 0 .1%
Meridian Arc Holdco LLC, 6.2500%, 4/30/31 (144A) 6,398,000 6,396,543
Financial - 0 .1%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 9,213,000 9,255,380
Total Corporate Bonds (cost 15,552,006) 15,651,923
Mortgage-Backed Securities - 156 .5%
ABL , 7.4570% , 9/25/29 (144A)
Ç
4,840,000 4,856,150
BMP , CME Term SOFR 1 Month + 1.3719% , 5.0267% , 6/15/41 (144A)
‡
14,000,000 14,000,231
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 8,705,017 8,573,739

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Brean Asset-Backed Securities Trust - (continued)
5.0000%, 9/25/64 (144A) $ 5,991,291 $ 5,960,414
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.8445% ,
4.4995% , 10/15/36 (144A)
‡
862,801 862,824
BX Trust
CME Term SOFR 1 Month + 1.3058%, 4.9607%, 10/15/26 (144A)
‡
2,958,012 2,957,103
CME Term SOFR 1 Month + 3.4640%, 7.1190%, 10/15/26 (144A)
‡
2,488,884 2,483,580
CME Term SOFR 1 Month + 0.7035%, 4.3585%, 9/15/34 (144A)
‡
5,355,350 5,353,711
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 4.8452%, 2/25/50 (144A)
‡
2,812,955 2,765,424
SOFR30A + 1.3500%, 4.9952%, 2/25/50 (144A)
‡
1,652,611 1,613,646
SOFR30A + 1.5500%, 5.1952%, 2/25/50 (144A)
‡
1,834,516 1,789,854
Connecticut Avenue Securities Trust
SOFR30A + 6.2000%, 9.8452%, 11/25/41 (144A)
‡
5,616,000 5,756,825
SOFR30A + 6.0000%, 9.6452%, 12/25/41 (144A)
‡
8,116,382 8,342,042
SOFR30A + 3.0000%, 6.6452%, 1/25/42 (144A)
‡
3,678,892 3,724,847
SOFR30A + 7.6500%, 11.2952%, 1/25/42 (144A)
‡
9,637,000 10,049,309
SOFR30A + 3.1000%, 6.7452%, 3/25/42 (144A)
‡
1,000,000 1,016,761
SOFR30A + 9.5000%, 13.1452%, 3/25/42 (144A)
‡
8,793,401 9,390,047
SOFR30A + 10.6000%, 14.2452%, 5/25/42 (144A)
‡
1,596,475 1,740,777
SOFR30A + 4.6500%, 8.2952%, 6/25/42 (144A)
‡
4,397,000 4,574,081
SOFR30A + 12.0000%, 15.6452%, 6/25/42 (144A)
‡
3,206,201 3,577,659
SOFR30A + 3.6000%, 7.2452%, 7/25/42 (144A)
‡
2,280,000 2,344,963
SOFR30A + 4.7500%, 8.3952%, 6/25/43 (144A)
‡
312,000 331,347
SOFR30A + 3.9000%, 7.5452%, 7/25/43 (144A)
‡
11,170,460 11,694,406
SOFR30A + 3.5500%, 7.1952%, 10/25/43 (144A)
‡
3,750,000 3,911,750
SOFR30A + 2.7000%, 6.3452%, 1/25/44 (144A)
‡
4,000,000 4,103,599
SOFR30A + 1.6000%, 5.2452%, 9/25/44 (144A)
‡
2,919,840 2,923,727
SOFR30A + 1.5000%, 5.1452%, 1/25/45 (144A)
‡
7,526,000 7,532,114
SOFR30A + 1.6000%, 5.2452%, 7/25/45 (144A)
‡
9,254,000 9,267,228
Easy Street Mortgage Loan Trust , 5.6060% , 10/25/40 (144A)
Ç
4,100,000 4,092,623
EFMT , 5.2210% , 11/25/40 (144A)
Ç
3,108,000 3,106,904
FHLMC Gold Pool, 30 Year
Pool # Q57869, 4.0000%, 8/1/48 2,685,089 2,553,499
Pool # Q58477, 4.0000%, 9/1/48 1,489,871 1,416,718
FHLMC Gold Pools, Other
Pool # ZN0650, 3.0000%, 3/1/43 1,601 1,455
Pool # ZT1926, 3.0000%, 11/1/43 743,853 679,648
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 5.2952%, 1/25/34 (144A)
‡
610,034 612,219
SOFR30A + 2.1000%, 5.7452%, 9/25/41 (144A)
‡
23,964,288 24,064,728
SOFR30A + 6.2500%, 9.8952%, 9/25/41 (144A)
‡
2,504,211 2,548,817
SOFR30A + 7.5000%, 11.1452%, 10/25/41 (144A)
‡
19,937,000 20,490,747
SOFR30A + 7.0000%, 10.6452%, 12/25/41 (144A)
‡
4,000,000 4,129,467
SOFR30A + 3.7500%, 7.3952%, 2/25/42 (144A)
‡
35,277,125 36,011,298
SOFR30A + 4.7500%, 8.3952%, 2/25/42 (144A)
‡
4,921,687 5,065,279
SOFR30A + 8.5000%, 12.1452%, 2/25/42 (144A)
‡
11,519,000 12,155,559
SOFR30A + 5.2500%, 8.8952%, 3/25/42 (144A)
‡
45,421,486 47,020,424
SOFR30A + 4.3500%, 7.9952%, 4/25/42 (144A)
‡
2,528,314 2,607,378
SOFR30A + 5.2500%, 8.8952%, 5/25/42 (144A)
‡
15,050,000 15,697,325
SOFR30A + 6.7500%, 10.3952%, 6/25/42 (144A)
‡
19,321,656 20,545,544
SOFR30A + 5.7500%, 9.3952%, 9/25/42 (144A)
‡
9,166,000 9,743,526
SOFR30A + 1.6500%, 5.2952%, 2/25/45 (144A)
‡
23,060,148 23,057,832
SOFR30A + 5.3645%, 9.0096%, 1/25/50 (144A)
‡
2,560,595 2,842,260

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR REMIC Trust - (continued)
SOFR30A + 4.9145%, 8.5596%, 2/25/50 (144A)
‡
$ 728,791 $ 798,937
SOFR30A + 7.0000%, 10.6452%, 3/25/52 (144A)
‡
10,000,000 10,856,167
FHLMC UMBS
Pool # ZS7403, 3.0000%, 5/1/31 43,162 42,199
Pool # ZK8405, 2.5000%, 12/1/31 6,285 6,050
Pool # ZK8962, 3.0000%, 9/1/32 49,186 47,742
Pool # ZK9163, 3.0000%, 1/1/33 29,165 28,279
Pool # SB0040, 2.5000%, 12/1/33 206,757 199,133
Pool # SB0116, 2.5000%, 11/1/34 469,545 445,160
Pool # ZT2413, 4.0000%, 2/1/41 38,969,669 37,756,072
Pool # ZM2269, 3.0000%, 12/1/46 11,674 10,526
Pool # ZT1633, 4.0000%, 3/1/47 104,461 100,078
Pool # ZT0391, 4.0000%, 11/1/47 285,870 273,530
Pool # ZT0252, 3.0000%, 12/1/47 16,343 14,748
Pool # ZM7577, 4.5000%, 8/1/48 88,972 87,070
Pool # ZM8197, 4.0000%, 9/1/48 886,439 841,947
Pool # SI2101, 4.0000%, 9/1/48 37,825,890 35,928,441
Pool # ZM7926, 5.0000%, 9/1/48 76,591 76,917
Pool # ZT1320, 4.0000%, 11/1/48 155,080 147,301
Pool # SI2017, 4.0000%, 12/1/48 1,908,239 1,812,461
Pool # ZN4240, 4.5000%, 12/1/48 245,521 240,890
Pool # SD1416, 4.5000%, 12/1/48 3,449,941 3,376,188
Pool # ZN2165, 4.5000%, 12/1/48 22,405 22,095
Pool # SL2464, 4.5000%, 12/1/48 80,313,145 78,447,497
Pool # ZN6461, 4.0000%, 5/1/49 298,487 283,434
Pool # ZT2087, 4.0000%, 6/1/49 1,127,414 1,069,226
Pool # ZA7158, 4.5000%, 6/1/49 154,649 151,128
Pool # RA1100, 4.0000%, 7/1/49 4,645,483 4,406,693
Pool # SL0850, 4.0000%, 7/1/49 18,867,704 18,265,223
Pool # SD8003, 4.0000%, 7/1/49 1,191,371 1,129,882
Pool # RA1087, 4.5000%, 7/1/49 1,015,565 992,444
Pool # RA1088, 4.5000%, 7/1/49 201,645 196,673
Pool # QA2159, 3.0000%, 8/1/49 74,798 65,607
Pool # QA1615, 3.5000%, 8/1/49 267,030 245,882
Pool # RA1188, 4.5000%, 8/1/49 1,018,773 995,579
Pool # QA5150, 4.5000%, 12/1/49 263,850 257,328
Pool # RA1999, 4.5000%, 1/1/50 718,749 702,386
Pool # SD8040, 4.5000%, 1/1/50 170,684 166,490
Pool # SD8047, 4.5000%, 2/1/50 571,891 557,840
Pool # QA8274, 3.5000%, 3/1/50 384,383 352,500
Pool # SD1551, 4.0000%, 3/1/50 1,781,394 1,692,034
Pool # SD1111, 4.0000%, 6/1/50 3,120,372 2,974,528
Pool # SL0938, 4.0000%, 7/1/50 36,851,593 35,536,895
Pool # SD4456, 4.0000%, 8/1/50 1,604,995 1,522,159
Pool # SD2715, 4.5000%, 9/1/50 4,739,965 4,623,506
Pool # SD5994, 4.5000%, 9/1/50 12,291,339 12,028,573
Pool # SD1143, 4.5000%, 9/1/50 25,390,499 24,847,698
Pool # SD1414, 4.0000%, 10/1/50 430,555 408,333
Pool # SD0985, 4.5000%, 10/1/50 15,748,506 15,451,178
Pool # SD6178, 4.5000%, 1/1/51 14,164,410 13,869,101
Pool # RA7104, 4.5000%, 2/1/51 9,705,904 9,462,134
Pool # SD2606, 4.5000%, 9/1/51 5,453,994 5,317,013
Pool # QE0318, 4.5000%, 3/1/52 107,366 103,947

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # SD0943, 3.5000%, 4/1/52 $ 1,719,282 $ 1,591,640
Pool # QD9191, 3.5000%, 4/1/52 494,194 456,102
Pool # QE1073, 3.5000%, 4/1/52 642,357 592,845
Pool # SD3523, 3.0000%, 6/1/52 2,708,696 2,395,964
Pool # SD1046, 4.0000%, 7/1/52 78,705,202 74,584,619
Pool # QE6404, 5.5000%, 7/1/52 2,549,080 2,602,623
Pool # QE8542, 5.5000%, 8/1/52 2,616,056 2,671,006
Pool # QF0488, 5.5000%, 9/1/52 2,292,153 2,340,298
Pool # SD1966, 4.0000%, 11/1/52 319,993 302,057
Pool # QF2561, 5.5000%, 11/1/52 1,171,227 1,199,536
Pool # QF7280, 5.5000%, 1/1/53 3,950,507 4,047,721
Pool # QF7810, 5.5000%, 1/1/53 3,338,362 3,420,512
Pool # QF9863, 5.5000%, 3/1/53 4,776,220 4,881,201
Pool # QF9276, 5.5000%, 3/1/53 2,555,463 2,613,651
Pool # SD2897, 5.5000%, 5/1/53 2,464,258 2,506,635
Pool # QG2543, 5.5000%, 5/1/53 2,051,836 2,084,694
Pool # SD3018, 5.5000%, 5/1/53 5,322,921 5,414,456
Pool # QG3397, 6.0000%, 5/1/53 348,993 358,861
Pool # QG2540, 6.5000%, 5/1/53 1,131,196 1,173,880
Pool # QG2539, 6.5000%, 5/1/53 2,672,056 2,772,430
Pool # QG3912, 5.5000%, 6/1/53 6,816,133 6,925,284
Pool # QG6755, 5.5000%, 6/1/53 11,619,175 11,883,748
Pool # SD3271, 5.5000%, 6/1/53 23,368,609 23,900,721
Pool # QG4340, 6.5000%, 6/1/53 1,293,797 1,342,398
Pool # QG3885, 6.5000%, 6/1/53 964,631 1,000,867
Pool # QG6948, 5.5000%, 7/1/53 885,766 905,935
Pool # QG6538, 5.5000%, 7/1/53 1,094,313 1,119,231
Pool # QG7338, 6.0000%, 7/1/53 767,346 789,042
Pool # SD3813, 6.0000%, 7/1/53 5,179,814 5,343,278
Pool # QH1144, 5.5000%, 9/1/53 3,463,817 3,542,690
Pool # QH0826, 5.5000%, 9/1/53 3,368,708 3,445,414
Pool # QH1500, 6.0000%, 9/1/53 7,493,942 7,731,731
Pool # QH2259, 6.0000%, 9/1/53 4,208,175 4,323,056
Pool # QH3309, 5.5000%, 10/1/53 886,025 900,213
Pool # QH3192, 6.0000%, 10/1/53 14,422,936 14,816,676
Pool # QH3306, 6.0000%, 10/1/53 9,915,830 10,269,149
Pool # SL1632, 4.0000%, 11/1/53 36,174,913 34,275,397
Pool # QH4373, 6.0000%, 11/1/53 9,122,195 9,371,227
Pool # QH4473, 6.0000%, 11/1/53 4,354,435 4,473,309
Pool # QH4638, 6.0000%, 11/1/53 5,553,930 5,705,550
Pool # QH5204, 6.5000%, 11/1/53 3,694,116 3,875,920
Pool # QH6041, 5.5000%, 12/1/53 3,111,660 3,161,488
Pool # QH7040, 6.0000%, 12/1/53 5,660,099 5,814,617
Pool # QH7549, 6.0000%, 12/1/53 3,148,019 3,233,959
Pool # QH7013, 6.5000%, 12/1/53 162,326 171,754
Pool # SD5061, 5.5000%, 3/1/54 20,284,372 20,748,456
Pool # SD5224, 6.0000%, 3/1/54 9,335,221 9,599,162
Pool # SD5223, 6.0000%, 4/1/54 5,799,717 5,963,180
Pool # QI4878, 6.0000%, 4/1/54 1,686,749 1,734,289
Pool # SL0238, 5.0000%, 5/1/54 29,505,864 29,351,087
Pool # QI8221, 6.0000%, 6/1/54 3,320,671 3,414,263
Pool # SD5963, 6.0000%, 7/1/54 12,618,674 12,974,327
Pool # SD6558, 6.0000%, 9/1/54 11,665,571 11,994,361

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # SL4437, 6.0000%, 9/1/54 $ 24,708,083 $ 25,696,050
Pool # SL1291, 4.0000%, 11/1/54 29,643,216 28,086,674
Pool # QJ9063, 5.0000%, 11/1/54 17,896,781 17,733,280
Pool # SD6989, 5.5000%, 11/1/54 19,392,331 19,622,097
Pool # QJ9072, 6.0000%, 11/1/54 4,806,904 4,942,385
Pool # SD6905, 6.0000%, 11/1/54 2,575,092 2,645,294
Pool # QX0520, 5.5000%, 12/1/54 6,907,660 6,989,504
Pool # SL0239, 5.0000%, 1/1/55 49,021,026 48,763,880
Pool # SD7417, 5.5000%, 1/1/55 8,044,631 8,220,131
Pool # SD7343, 5.5000%, 1/1/55 43,387,236 44,257,532
Pool # SL0046, 6.0000%, 1/1/55 35,813,262 36,822,647
Pool # QX7432, 6.0000%, 2/1/55 1,760,245 1,809,916
Pool # QX6719, 6.0000%, 2/1/55 3,747,918 3,853,680
Pool # QX5273, 6.0000%, 2/1/55 3,099,659 3,187,022
Pool # SL1188, 5.5000%, 4/1/55 55,471,451 56,584,141
Pool # QX9929, 6.0000%, 4/1/55 5,878,738 6,041,055
Pool # RJ4363, 5.5000%, 6/1/55 73,481,202 75,154,329
Pool # QY7439, 6.0000%, 6/1/55 1,421,784 1,463,329
Pool # QY8779, 6.0000%, 7/1/55 16,051,901 16,500,311
Pool # QZ1060, 6.0000%, 8/1/55 4,359,819 4,487,215
Pool # QY9883, 6.0000%, 8/1/55 2,150,535 2,213,375
Pool # QY9874, 6.0000%, 8/1/55 7,683,523 7,900,341
Pool # SL2558, 6.0000%, 8/1/55 28,342,772 29,132,231
Pool # QZ4131, 6.0000%, 9/1/55 2,716,319 2,792,970
Pool # QZ3837, 6.0000%, 9/1/55 3,253,595 3,348,666
Pool # QZ4132, 6.0000%, 9/1/55 1,411,191 1,452,427
Pool # QZ4951, 6.0000%, 10/1/55 2,903,032 2,987,860
Pool # SL4658, 5.0000%, 1/1/56 12,980,642 12,866,240
Pool # SL3988, 5.0000%, 1/1/56 13,915,196 13,901,620
Pool # SL3985, 5.0000%, 1/1/56 66,563,039 65,976,399
Pool # SL3899, 5.0000%, 1/1/56 110,329,379 109,750,382
Pool # SL5145, 5.0000%, 2/1/56 79,703,795 78,975,199
Pool # SL4452, 5.0000%, 3/1/56 35,278,856 35,244,439
Pool # SL4976, 5.0000%, 4/1/56 13,295,000 13,186,986
Pool # SL4515, 5.0000%, 4/1/56 64,916,900 64,344,768
FHLMC, REMIC
SOFR30A + 0.4645%, 4.1043%, 2/15/32
‡
8,238 8,226
SOFR30A + 0.7645%, 4.4043%, 3/15/32
‡
14,926 14,976
SOFR30A + 0.6145%, 4.2543%, 7/15/32
‡
950 950
SOFR30A + 0.5145%, 4.1543%, 1/15/33
‡
10,773 10,756
SOFR30A + 0.3645%, 4.0043%, 9/15/35
‡
7,217 7,199
SOFR30A + 0.7045%, 4.3443%, 10/15/37
‡
39,645 39,628
SOFR30A + 0.4145%, 4.0543%, 8/15/40
‡
4,409 4,409
SOFR30A + 0.6145%, 4.2543%, 9/15/40
‡
39,015 39,025
SOFR30A + 0.2500%, 3.8952%, 11/25/51
‡
9,420,551 8,584,352
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A) 19,249,306 18,877,738
3.5000%, 2/25/75 (144A) 20,206,415 19,646,034
FNMA UMBS
Pool # AS7643, 2.5000%, 8/1/31 7,300 7,041
Pool # AS8207, 2.5000%, 10/1/31 8,227 7,933
Pool # BM1036, 2.5000%, 2/1/32 7,264 7,001
Pool # BO7717, 3.0000%, 11/1/34 31,413 30,228

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BO5957, 3.0000%, 12/1/34 $ 41,729 $ 40,069
Pool # AB7563, 3.0000%, 1/1/43 156,591 143,450
Pool # AB9341, 3.0000%, 5/1/43 847,592 773,096
Pool # AL6842, 4.0000%, 5/1/45 577,982 553,211
Pool # AZ0869, 4.0000%, 7/1/45 481,183 460,544
Pool # BC0870, 3.5000%, 1/1/46 35,434 32,903
Pool # AS6811, 3.0000%, 3/1/46 1,203,092 1,088,552
Pool # AS7492, 4.0000%, 7/1/46 1,080,872 1,028,844
Pool # BD2453, 3.0000%, 1/1/47 64,607 58,302
Pool # AS8649, 3.0000%, 1/1/47 300,189 269,786
Pool # BE3616, 4.0000%, 5/1/47 215,262 206,173
Pool # CA0108, 3.5000%, 8/1/47 101,326 94,196
Pool # MA3149, 4.0000%, 10/1/47 1,214,660 1,155,486
Pool # CA0706, 4.0000%, 11/1/47 5,096,640 4,848,113
Pool # BM3282, 3.5000%, 12/1/47 108,914 101,250
Pool # CA4646, 3.0000%, 2/1/48 407,087 368,239
Pool # BJ9181, 5.0000%, 5/1/48 1,132,121 1,136,982
Pool # CA1931, 4.5000%, 6/1/48 1,379,324 1,349,837
Pool # MA3415, 4.0000%, 7/1/48 1,458,788 1,385,611
Pool # MA3444, 4.5000%, 8/1/48 12,954,055 12,677,121
Pool # BK9507, 4.0000%, 10/1/48 587,556 559,909
Pool # MA3496, 4.5000%, 10/1/48 2,784,897 2,725,361
Pool # MA3521, 4.0000%, 11/1/48 1,731,955 1,645,076
Pool # BN3899, 4.0000%, 12/1/48 261,792 248,660
Pool # FA2754, 4.5000%, 1/1/49 114,446,306 111,787,757
Pool # BN3960, 4.5000%, 1/1/49 17,131,655 16,765,412
Pool # FM1598, 4.0000%, 2/1/49 961,287 913,066
Pool # BN4541, 4.0000%, 2/1/49 813,531 772,721
Pool # MA3687, 4.0000%, 6/1/49 224,644 213,050
Pool # FA1182, 4.5000%, 6/1/49 18,307,442 17,916,063
Pool # CA3683, 4.5000%, 6/1/49 102,249 99,728
Pool # MA3694, 4.5000%, 7/1/49 4,293 4,187
Pool # CA4035, 4.5000%, 8/1/49 155,252 151,424
Pool # BO1857, 4.5000%, 8/1/49 42,451 41,407
Pool # BO2983, 3.0000%, 9/1/49 187,758 168,424
Pool # FM1540, 4.0000%, 9/1/49 3,183,412 3,019,776
Pool # CA4185, 4.5000%, 9/1/49 168,442 164,288
Pool # FM3447, 4.0000%, 11/1/49 348,870 332,057
Pool # FS2135, 4.0000%, 11/1/49 3,872,843 3,678,570
Pool # BO9819, 4.5000%, 12/1/49 207,254 202,131
Pool # MA3908, 4.5000%, 1/1/50 217,790 212,439
Pool # FM7479, 4.5000%, 1/1/50 5,743,632 5,620,845
Pool # FS0088, 4.0000%, 3/1/50 5,631,182 5,366,215
Pool # FM5036, 4.0000%, 3/1/50 2,878,158 2,733,782
Pool # FM9138, 4.0000%, 3/1/50 1,182,589 1,123,267
Pool # CA5386, 4.5000%, 3/1/50 6,182,603 6,010,278
Pool # CA5573, 4.0000%, 4/1/50 1,385,749 1,314,441
Pool # FM7840, 4.0000%, 4/1/50 22,385,393 21,230,043
Pool # MA4026, 4.0000%, 5/1/50 3,238,847 3,072,440
Pool # FA1358, 4.5000%, 5/1/50 16,473,076 16,129,634
Pool # MA4056, 4.0000%, 6/1/50 3,006,868 2,852,380
Pool # CA6382, 4.5000%, 7/1/50 915,870 892,832
Pool # FM5076, 4.0000%, 8/1/50 1,738,028 1,648,592

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
10 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # FM4738, 4.0000%, 9/1/50 $ 15,517,037 $ 14,719,793
Pool # FM4129, 4.0000%, 9/1/50 6,427,300 6,095,576
Pool # FM5350, 4.5000%, 9/1/50 12,752,202 12,438,886
Pool # FS1578, 4.0000%, 10/1/50 5,708,450 5,433,352
Pool # FS2713, 4.5000%, 10/1/50 3,576,768 3,500,303
Pool # CA7849, 4.5000%, 10/1/50 1,964,309 1,916,047
Pool # FS8681, 4.5000%, 10/1/50 27,011,785 26,434,324
Pool # FS5818, 4.5000%, 10/1/50 10,925,398 10,656,966
Pool # FS5362, 4.5000%, 12/1/50 10,379,771 10,157,870
Pool # FM7725, 4.5000%, 12/1/50 1,234,196 1,203,199
Pool # FM7031, 4.0000%, 1/1/51 3,474,670 3,295,336
Pool # FS8335, 4.5000%, 1/1/51 28,522,678 27,912,916
Pool # FS9239, 4.5000%, 1/1/51 23,292,550 22,794,600
Pool # FS8709, 4.5000%, 1/1/51 17,672,442 17,294,638
Pool # FA4472, 4.5000%, 2/1/51 1,781,413 1,737,644
Pool # FS9040, 4.5000%, 2/1/51 16,231,971 15,833,159
Pool # FM7460, 4.0000%, 3/1/51 103,098,688 97,777,584
Pool # FS2546, 4.0000%, 3/1/51 150,180 142,647
Pool # FS2548, 4.0000%, 3/1/51 289,098 274,177
Pool # FS2238, 4.0000%, 3/1/51 281,035 266,938
Pool # FS7225, 4.0000%, 8/1/51 21,672,315 20,585,173
Pool # FS6382, 4.0000%, 8/1/51 20,443,882 19,418,362
Pool # FA0603, 4.5000%, 9/1/51 31,203,201 30,536,136
Pool # FA4117, 4.5000%, 9/1/51 28,833,970 28,289,591
Pool # FS1133, 4.0000%, 10/1/51 108,981,455 103,356,731
Pool # FS4781, 4.0000%, 10/1/51 21,751,578 20,628,941
Pool # FS3001, 4.0000%, 10/1/51 2,060,798 1,954,437
Pool # FS6662, 4.0000%, 10/1/51 10,181,371 9,655,892
Pool # FS5028, 4.0000%, 10/1/51 19,211,768 18,220,215
Pool # CB2681, 3.5000%, 1/1/52 1,629,503 1,508,652
Pool # CB2907, 3.5000%, 2/1/52 4,270,873 3,953,798
Pool # BV4203, 3.5000%, 4/1/52 991,969 915,509
Pool # BV5393, 3.5000%, 4/1/52 2,823,415 2,605,790
Pool # BV8484, 3.5000%, 4/1/52 998,117 921,184
Pool # FS1640, 4.0000%, 4/1/52 2,080,129 1,972,629
Pool # BV6879, 4.5000%, 4/1/52 403,031 390,196
Pool # BV7131, 4.5000%, 4/1/52 128,084 123,994
Pool # BV7632, 4.5000%, 4/1/52 309,654 299,793
Pool # BV7132, 4.5000%, 4/1/52 160,446 155,322
Pool # BW0072, 4.5000%, 4/1/52 135,307 130,985
Pool # BW0081, 4.5000%, 4/1/52 227,961 220,680
Pool # BW0343, 4.5000%, 5/1/52 582,838 564,223
Pool # FS7613, 4.5000%, 5/1/52 10,491,739 10,267,446
Pool # FS2144, 3.5000%, 6/1/52 9,944,468 9,182,797
Pool # FS7541, 4.0000%, 6/1/52 12,310,184 11,674,834
Pool # CB4329, 3.5000%, 7/1/52 421,236 388,973
Pool # FA1798, 4.0000%, 8/1/52 28,332,454 26,851,308
Pool # BW6314, 5.5000%, 8/1/52 3,825,603 3,905,959
Pool # FS2863, 4.0000%, 9/1/52 18,582,520 17,608,203
Pool # BX0804, 5.5000%, 11/1/52 1,117,050 1,140,364
Pool # BX0421, 5.5000%, 11/1/52 9,635,021 9,837,401
Pool # FS3246, 5.5000%, 11/1/52 3,950,187 4,047,393
Pool # BT8051, 5.5000%, 1/1/53 1,375,296 1,409,140

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BX6124, 6.5000%, 1/1/53 $ 3,257,026 $ 3,440,895
Pool # BX7860, 5.5000%, 3/1/53 1,249,754 1,273,492
Pool # BX9326, 5.5000%, 3/1/53 4,431,575 4,528,980
Pool # BX8700, 5.5000%, 3/1/53 2,737,503 2,797,673
Pool # BX8072, 5.5000%, 3/1/53 1,862,283 1,903,216
Pool # BX5986, 5.5000%, 3/1/53 4,915,652 5,027,584
Pool # BY0782, 5.5000%, 4/1/53 738,333 754,913
Pool # BY1896, 5.5000%, 5/1/53 1,351,341 1,372,980
Pool # BY0866, 5.5000%, 5/1/53 693,072 705,377
Pool # BY0335, 6.0000%, 5/1/53 3,216,144 3,293,971
Pool # FS4356, 6.0000%, 5/1/53 6,087,248 6,259,357
Pool # BY0338, 6.5000%, 5/1/53 1,899,189 1,983,445
Pool # BY0327, 6.5000%, 5/1/53 1,228,835 1,274,720
Pool # BY0337, 6.5000%, 5/1/53 4,748,049 4,952,450
Pool # BY0361, 6.5000%, 6/1/53 1,512,883 1,575,555
Pool # FA5419, 4.5000%, 8/1/53 143,250,236 138,804,864
Pool # CB6864, 5.0000%, 8/1/53 652,532 650,889
Pool # BY8533, 6.5000%, 8/1/53 2,297,938 2,397,922
Pool # FS8881, 4.5000%, 9/1/53 39,036,622 38,077,510
Pool # BY5913, 5.5000%, 9/1/53 2,305,215 2,357,706
Pool # CB7112, 5.5000%, 9/1/53 19,394,832 19,821,130
Pool # DA0026, 6.0000%, 9/1/53 7,728,486 7,939,471
Pool # DA1468, 6.0000%, 9/1/53 5,875,819 6,062,263
Pool # DA0036, 6.5000%, 9/1/53 1,845,089 1,925,370
Pool # DA1525, 6.0000%, 10/1/53 14,480,376 14,875,684
Pool # DA3538, 6.0000%, 10/1/53 1,682,226 1,728,150
Pool # DA3549, 6.5000%, 10/1/53 2,205,650 2,314,200
Pool # DA5019, 6.5000%, 11/1/53 4,567,166 4,791,937
Pool # DA5072, 6.5000%, 11/1/53 3,395,637 3,543,382
Pool # FS6236, 6.5000%, 11/1/53 9,667,881 10,099,264
Pool # FS7117, 6.5000%, 2/1/54 8,455,016 8,832,280
Pool # FS7397, 6.0000%, 3/1/54 5,751,145 5,913,239
Pool # DB3056, 5.5000%, 5/1/54 1,172,351 1,192,418
Pool # DB4017, 6.0000%, 5/1/54 5,853,413 6,018,389
Pool # DB4019, 6.0000%, 5/1/54 4,917,984 5,052,059
Pool # FA1129, 6.5000%, 6/1/54 19,306,269 20,162,776
Pool # FS8717, 6.0000%, 7/1/54 11,803,296 12,135,969
Pool # FS8993, 6.0000%, 7/1/54 61,715,621 63,460,547
Pool # DC1302, 5.0000%, 8/1/54 2,411,049 2,384,240
Pool # CB8995, 5.5000%, 8/1/54 968,373 978,830
Pool # FA1128, 6.5000%, 8/1/54 19,707,087 20,535,881
Pool # FS9116, 6.0000%, 9/1/54 14,039,889 14,435,599
Pool # DC5656, 5.0000%, 11/1/54 4,567,402 4,518,540
Pool # FS9909, 5.0000%, 11/1/54 10,142,904 10,132,936
Pool # FS9779, 5.5000%, 11/1/54 41,091,370 41,756,537
Pool # FS9788, 5.5000%, 11/1/54 26,126,726 26,436,283
Pool # CB9654, 5.0000%, 12/1/54 50,589,075 50,323,703
Pool # DC7015, 5.5000%, 12/1/54 4,885,410 4,943,293
Pool # CB9787, 5.0000%, 1/1/55 129,734,424 129,053,884
Pool # FA0573, 5.0000%, 1/1/55 60,013,273 59,954,297
Pool # FA0576, 5.5000%, 1/1/55 33,797,956 34,518,047
Pool # FA0574, 5.5000%, 1/1/55 65,681,887 67,114,789
Pool # FA0339, 5.5000%, 1/1/55 6,385,391 6,527,966

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
12 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # DC9709, 6.0000%, 1/1/55 $ 1,393,412 $ 1,431,399
Pool # FA0470, 6.0000%, 1/1/55 10,498,785 10,794,689
Pool # FA3682, 5.5000%, 2/1/55 30,553,700 31,196,646
Pool # DD4221, 6.0000%, 2/1/55 1,548,025 1,591,655
Pool # DD3307, 6.0000%, 2/1/55 3,758,657 3,864,721
Pool # CC0097, 5.5000%, 3/1/55 12,959,212 13,254,286
Pool # DD5556, 6.0000%, 3/1/55 5,272,443 5,421,224
Pool # FA1613, 5.0000%, 4/1/55 7,422,549 7,415,254
Pool # FA1560, 5.5000%, 4/1/55 29,517,065 30,176,132
Pool # FA1549, 5.5000%, 5/1/55 17,565,249 17,940,880
Pool # FA1557, 6.0000%, 5/1/55 31,802,245 32,698,581
Pool # FA3105, 6.0000%, 5/1/55 29,781,203 30,603,491
Pool # FA4000, 5.0000%, 6/1/55 54,931,183 54,877,200
Pool # DE2839, 6.0000%, 6/1/55 2,334,282 2,402,491
Pool # DE1157, 6.0000%, 6/1/55 10,794,952 11,099,571
Pool # FA1951, 6.0000%, 6/1/55 33,774,281 34,761,183
Pool # FA2246, 5.5000%, 7/1/55 48,961,579 49,979,137
Pool # FA4709, 5.5000%, 7/1/55 9,850,995 10,076,375
Pool # DE7795, 6.0000%, 8/1/55 3,674,162 3,781,523
Pool # DE7796, 6.0000%, 8/1/55 5,477,428 5,631,993
Pool # DE6050, 6.0000%, 8/1/55 5,647,997 5,856,620
Pool # DE6043, 6.0000%, 8/1/55 11,457,836 11,781,160
Pool # CC0990, 5.0000%, 9/1/55 788,055 785,885
Pool # FA3025, 5.5000%, 9/1/55 84,040,163 86,036,763
Pool # DF0313, 6.0000%, 9/1/55 2,197,656 2,261,872
Pool # DE9377, 6.0000%, 9/1/55 4,325,523 4,451,917
Pool # CC1195, 5.0000%, 10/1/55 21,480,311 21,459,355
Pool # FA3036, 5.5000%, 10/1/55 73,501,363 75,174,949
Pool # FA3037, 5.5000%, 10/1/55 67,151,221 68,554,825
Pool # FA3191, 5.5000%, 10/1/55 31,391,371 32,047,519
Pool # FA3128, 5.5000%, 10/1/55 46,764,244 47,875,254
Pool # DF1002, 6.0000%, 10/1/55 3,383,611 3,478,681
Pool # FA3182, 6.0000%, 10/1/55 78,220,259 80,481,519
Pool # DF0998, 6.0000%, 10/1/55 1,765,045 1,816,620
Pool # FA3435, 5.0000%, 11/1/55 41,923,456 41,882,556
Pool # FA3572, 5.0000%, 11/1/55 45,797,854 45,752,847
Pool # FA3714, 5.0000%, 11/1/55 24,326,478 24,317,050
Pool # FA3788, 5.5000%, 11/1/55 3,994,219 4,087,328
Pool # FA3563, 5.5000%, 11/1/55 13,207,490 13,515,369
Pool # DF2677, 6.0000%, 11/1/55 6,228,165 6,403,663
Pool # FA4270, 5.0000%, 12/1/55 58,737,402 58,575,746
Pool # FA4202, 5.0000%, 1/1/56 44,591,772 44,469,004
Pool # FA4155, 5.0000%, 1/1/56 45,965,504 45,920,662
Pool # FA4386, 5.5000%, 1/1/56 21,515,354 22,016,897
Pool # CC1844, 5.5000%, 1/1/56 10,174,001 10,405,658
Pool # FA4553, 5.0000%, 2/1/56 87,263,716 87,178,583
Pool # CC1930, 5.0000%, 2/1/56 29,371,473 29,290,609
Pool # CC1926, 5.0000%, 2/1/56 42,177,986 42,152,419
Pool # FA4849, 5.0000%, 2/1/56 31,281,076 31,238,758
Pool # CC2018, 5.5000%, 2/1/56 46,489,359 47,461,086
Pool # CC2016, 5.5000%, 2/1/56 33,875,645 34,646,975
Pool # FA5549, 5.0000%, 3/1/56 94,248,775 93,387,220
Pool # FA4990, 5.0000%, 3/1/56 58,956,479 58,716,980

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # FA5046, 5.0000%, 3/1/56 $ 57,175,811 $ 57,018,397
Pool # FA5284, 5.5000%, 4/1/56 19,584,565 19,863,025
FNMA, Other
Pool # AB9283, 3.0000%, 4/1/38 125,868 114,792
Pool # AB6280, 3.0000%, 9/1/42 187,472 171,290
Pool # MA1229, 3.0000%, 10/1/42 140,018 128,284
Pool # MA1327, 3.0000%, 1/1/43 225,371 205,919
Pool # AR9225, 3.0000%, 3/1/43 313,112 284,669
Pool # MA1447, 3.0000%, 5/1/43 74,629 67,849
Pool # AS8547, 3.0000%, 11/1/46 70,468 63,173
Pool # BF0167, 3.0000%, 2/1/57 1,351,898 1,167,428
Pool # BF0226, 3.5000%, 1/1/58 21,403,472 19,672,144
Pool # BF0598, 2.5000%, 3/1/62 42,986,449 35,670,534
Pool # BF0646, 2.5000%, 6/1/62 47,268,801 39,220,404
Pool # BF0698, 3.5000%, 12/1/62 32,105,512 28,995,002
Pool # BF0713, 4.0000%, 3/1/63 20,076,885 18,915,209
Pool # BF0731, 2.5000%, 6/1/63 14,467,810 11,996,545
Pool # BF0783, 3.5000%, 12/1/63 11,988,117 10,821,902
Pool # BF0801, 2.5000%, 4/1/64 18,422,905 15,253,032
Pool # BF0806, 3.5000%, 4/1/64 17,199,916 15,578,029
Pool # BF0807, 3.5000%, 4/1/64 21,187,036 19,125,941
FNMA, REMIC
3.0000%, 7/25/28 215,282 213,519
SOFR30A + 0.5145%, 4.1596%, 4/25/32
‡
14,644 14,621
SOFR30A + 0.6645%, 4.3096%, 4/25/32
‡
6,105 6,117
SOFR30A + 0.6145%, 4.2596%, 9/25/33
‡
6,999 7,008
SOFR30A + 0.4145%, 4.0596%, 10/25/35
‡
12,776 12,684
SOFR30A + 0.4645%, 4.1096%, 4/25/36
‡
50,387 50,121
SOFR30A + 0.6345%, 4.2796%, 9/25/37
‡
12,175 12,199
SOFR30A + 0.5145%, 4.1596%, 9/25/40
‡
5,229 5,218
SOFR30A + 53.7407%, 13.5482%, 10/25/40
‡
41,248 52,012
SOFR30A + 0.5445%, 4.1896%, 11/25/40
‡
8,346 8,322
SOFR30A + 0.5145%, 4.1596%, 9/25/42
‡
7,217 7,184
SOFR30A + 0.4645%, 4.1096%, 10/25/42
‡
84,222 83,444
SOFR30A + 3.8855%, 0.2404%, 11/25/42
‡
473,554 240,771
SOFR30A + 0.6145%, 4.2596%, 2/25/43
‡
22,526 22,472
SOFR30A + 0.8000%, 4.4452%, 9/25/52
‡
7,756,130 7,712,570
3.5000%, 1/25/61
~
18,265,759 3,790,344
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
^
360,986,255 288,817,522
2.5000%, TBA, 30 Year Maturity
^
1,577,739,894 1,321,122,078
3.0000%, TBA, 30 Year Maturity
^
303,281,354 265,506,145
3.5000%, TBA, 30 Year Maturity
^
155,843,000 141,896,610
5.0000%, TBA, 30 Year Maturity
^
7,000,000 6,896,757
5.5000%, TBA, 30 Year Maturity
^
220,477,325 221,570,485
6.0000%, TBA, 30 Year Maturity
^
413,948,985 422,526,008
6.0000%, TBA, 30 Year Maturity
^
44,682,662 45,562,017
6.5000%, TBA, 30 Year Maturity
^
137,850,000 142,984,913
FREMF Mortgage Trust , SOFR30A + 6.1145% , 9.7667% , 9/25/29 (144A)
‡
890,414 884,282
Galaxy Senior Participation Interest Trust 1 , 2.3760% , 7/31/26
¢ ,‡
13,904,675 13,979,010
GNMA
CME Term SOFR 1 Month + 0.5145%, 4.1789%, 8/16/29
‡
737 736
CME Term SOFR 1 Month + 0.5145%, 4.1755%, 7/20/34
‡
23,894 23,869

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
14 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA - (continued)
CME Term SOFR 1 Month + 0.4145%, 4.0789%, 8/16/34
‡
$ 16,810 $ 16,767
CME Term SOFR 1 Month + 0.3145%, 3.9755%, 6/20/35
‡
14,474 14,363
CME Term SOFR 1 Month + 0.2645%, 3.9255%, 8/20/35
‡
17,179 16,982
CME Term SOFR 1 Month + 0.4145%, 4.0755%, 4/20/37
‡
6,680 6,605
CME Term SOFR 1 Month + 0.4245%, 4.0855%, 6/20/37
‡
17,871 17,684
CME Term SOFR 1 Month + 0.4345%, 4.0955%, 7/20/37
‡
28,445 28,185
CME Term SOFR 1 Month + 0.6145%, 4.2755%, 10/20/37
‡
9,100 9,067
CME Term SOFR 1 Month + 0.6145%, 4.2755%, 10/20/37
‡
22,435 22,351
CME Term SOFR 1 Month + 0.6145%, 4.2755%, 2/20/38
‡
18,122 18,053
CME Term SOFR 1 Month + 0.6145%, 4.2755%, 2/20/38
‡
37,274 37,121
CME Term SOFR 1 Month + 0.7145%, 4.3789%, 1/16/40
‡
6,359 6,355
CME Term SOFR 1 Month + 0.4645%, 4.1255%, 6/20/40
‡
316 315
CME Term SOFR 1 Month + 0.5445%, 4.2089%, 10/16/40
‡
19,216 19,210
0.0000%, 5/16/41
§
3,108,477 2,371,646
CME Term SOFR 1 Month + 0.4145%, 4.0755%, 7/20/41
‡
10,111 10,116
SOFR30A + 1.3000%, 4.9401%, 8/20/53
‡
3,883,022 3,916,996
GNMA II, 30 Year
Pool # MA5021, 4.5000%, 2/20/48 868,130 852,647
Pool # MA5192, 4.0000%, 5/20/48 207,876 197,862
Pool # MA5264, 4.0000%, 6/20/48 693,176 659,786
Pool # BF6874, 4.5000%, 7/20/48 125,099 121,852
Pool # BK5879, 4.5000%, 11/20/48 110,338 107,886
Pool # BK6072, 5.0000%, 1/20/49 8,879 8,935
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
^
710,603,414 608,438,540
3.0000%, TBA, 30 Year Maturity
^
182,289,962 162,168,978
3.5000%, TBA, 30 Year Maturity
^
132,283,377 119,453,874
4.0000%, TBA, 30 Year Maturity
^
102,070,688 95,126,717
4.5000%, TBA, 30 Year Maturity
^
113,901,488 109,778,140
5.0000%, TBA, 30 Year Maturity
^
198,508,194 196,813,530
5.5000%, TBA, 30 Year Maturity
^
164,697,000 165,836,703
GNMA II, Other
Pool # MA5753, 4.0000%, 2/20/49 135,701 125,411
Pool # MA5866, 4.0000%, 4/20/49 130,700 121,223
GS Mortgage-Backed Securities Trust , 4.1000% , 7/25/65 (144A)
Ç
13,598,445 13,321,916
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3459% , 5/15/41 (144A)
‡
2,900,000 2,904,277
HOMES Trust , 5.0770% , 8/25/60 (144A)
Ç
6,157,451 6,134,638
Homeward Opportunities Fund Trust
5.4760%, 3/25/40 (144A)
Ç
10,475,000 10,482,138
5.2370%, 9/25/40 (144A)
Ç
4,682,000 4,689,980
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.0188%, 10/25/57 (144A)
‡
12,541,821 12,907,676
CME Term SOFR 1 Month + 2.6145%, 6.2688%, 10/25/57 (144A)
‡
1,839,628 1,898,544
JW Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.5000% ,
0.0000% , 6/15/39 (144A)
‡
25,000,000 24,947,510
LHOME Mortgage Trust
7.1280%, 3/25/29 (144A)
Ç
5,293,684 5,300,095
6.9000%, 5/25/29 (144A)
Ç
9,960,000 9,996,207
6.0920%, 7/25/39 (144A)
Ç
6,870,000 6,882,893
5.7510%, 9/25/39 (144A)
Ç
9,325,000 9,332,430
Mello Mortgage Capital Acceptance , 4.0000% , 4/25/54 (144A)
Ç
6,842,799 6,738,637
Morgan Stanley Residential Mortgage Loan Trust
4.2500%, 2/25/65 (144A)
‡
5,607,493 5,464,696

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Morgan Stanley Residential Mortgage Loan Trust - (continued)
5.0320%, 12/25/70 (144A)
Ç
$ 2,285,052 $ 2,264,124
New Residential Mortgage Loan Trust
7.1010%, 3/25/39 (144A)
Ç
2,750,000 2,774,657
5.0780%, 11/25/65 (144A)
Ç
9,530,941 9,445,477
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
36,049,859 36,412,279
Oceanview Mortgage Trust , SOFR30A + 0.9000% , 4.5452% , 12/25/55 (144A)
‡
4,915,362 4,915,351
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
10,646,126 10,653,439
PRET Trust
4.0000%, 8/25/64 (144A)
Ç
6,327,127 6,223,365
4.1500%, 4/25/65 (144A)
Ç
21,788,075 21,246,899
4.0000%, 7/25/69 (144A)
Ç
14,823,661 14,322,853
4.1500%, 1/25/70 (144A)
Ç
12,513,647 12,070,616
PRPM LLC
5.7740%, 8/25/28 (144A)
Ç
6,823,418 6,807,606
5.7290%, 7/25/30 (144A)
Ç
5,114,857 5,100,710
3.7500%, 3/25/54 (144A)
Ç
2,172,830 2,134,385
3.2500%, 4/25/55 (144A)
Ç
5,879,329 5,682,911
3.0000%, 5/25/55 (144A)
Ç
8,161,098 7,826,361
5.2500%, 7/25/55 (144A)
Ç
2,380,125 2,379,028
5.2500%, 7/25/55 (144A)
Ç
1,700,000 1,691,091
5.2500%, 7/25/55 (144A)
Ç
13,063,687 13,031,569
4.5000%, 8/25/55 (144A)
Ç
4,535,116 4,490,113
PRPM Trust
5.2060%, 1/25/56 (144A)
Ç
2,500,000 2,492,151
5.3050%, 1/25/56 (144A)
Ç
2,500,000 2,492,084
Saluda Grade Alternative Mortgage Trust
7.5000%, 2/25/30 (144A)
Ç
4,804,500 4,793,459
7.5000%, 2/25/30 (144A)
Ç
– –
7.7620%, 4/25/30 (144A)
Ç
7,099,521 7,105,521
7.4390%, 7/25/30 (144A)
Ç
15,216,666 15,291,970
5.7490%, 3/25/31 (144A)
Ç
17,370,000 17,207,443
6.7480%, 3/25/31 (144A)
Ç
9,418,000 9,326,904
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40 (144A)
Ç
7,388,000 7,366,169
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
597,805 530,963
4.0000%, 9/25/49 (144A)
‡
68,892 63,913
TVC Mortgage Trust , 6.6800% , 4/25/40 (144A)
Ç
5,597,000 5,676,468
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
15,444,000 15,596,976
Total Mortgage-Backed Securities (cost $10,367,896,416) 10,353,987,287
Investment Companies - 1 .5%
Money Market Funds - 1 .5%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $101,284,125) 101,284,125 101,284,125
Total Investments (total cost $ 10,998,794,353 ) - 166 .0% 10,985,127,516
Liabilities, net of Cash, Receivables and Other Assets - (66.0%) (4,367,911,964)
Net Assets - 100.0% $6,617,215,552
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 10,985,127,516 100 .0%

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
16 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (29.5)%
Mortgage-Backed Securities - (29.5)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
^
$ (549,133,893) $ (515,054,644)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
^
(556,339,333) (535,183,417)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
^
(632,421,561) (623,093,975)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
^
(203,902,428) (204,932,135)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
^
(69,035,795) (70,466,217)
Total Securities Sold Short (proceeds $1,957,240,910) $ (1,948,730,388)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (1,948,730,388) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 1.5%
Money Market Funds - 1.5%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
$ 83,287,971 $ 4,778,325,182 $ (4,760,323,727) $ 7,440 $ (12,741) $ 101,284,125 101,284,125 $ 1,595,283
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
83,800 26,664,670 (26,748,470) – – – – 18,929
Δ
Total Affiliated
Investments - 1.5% $83,371,771 $4,804,989,852 $(4,787,072,197) $7,440 $(12,741) $101,284,125 $1,614,212

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 3,274 6/30/26 $ 678,127,250 $ (409,135)
U.S. Treasury 5 Year Notes 62 6/30/26 6,685,828 (106,134)
Total - Futures Long (515,269)
Futures Short:
U.S. Treasury 10 Year Notes 2,593 6/18/26 (286,769,594) 4,121,624
U.S. Treasury 10 Year Ultra Bonds 1,888 6/18/26 (213,078,500) 3,155,964
U.S. Treasury Ultra Bonds 306 6/18/26 (35,199,563) 1,715,475
Total - Futures Short 8,993,063
Total $8,477,794
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $ 8,993,063 $ 8,993,063
Total Asset Derivatives $ 8,993,063 $ 8,993,063
Liability Derivatives:
*
Futures contracts 515,269 515,269
Total Liability Derivatives $ 515,269 $ 515,269
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts Total
Futures contracts $ (7,134,077) $ (7,134,077)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts Total
Futures contracts $ 11,355,201 $ 11,355,201

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
18 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Futures contracts:
Average notional amount of contracts - long $526,223,384
Average notional amount of contracts - short 433,920,922

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 19
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2026 is
$13,979,010, which represents 0.2% of net assets.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
† The position has not yet settled as of April 30, 2026. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2026 is $1,334,627,842 which represents 20.2% of net assets.
~ IO – Interest Only
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
20 April 30, 2026
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 514,204,181 $ — $ 514,204,181
Corporate Bonds — 15,651,923 — 15,651,923
Mortgage-Backed Securities — 10,340,008,277 13,979,010 10,353,987,287
Investment Companies — 101,284,125 — 101,284,125
Other Financial Instruments
(a)
:
Futures Contracts $ 8,993,063 $ — $ — $ 8,993,063
Total Assets $ 8,993,063 $ 10,971,148,506 $ 13,979,010 $ 10,994,120,579
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 1,948,730,388 $ — $ 1,948,730,388
Other Financial Instruments
(a)
:
Futures Contracts $ 515,269 $ — $ — $ 515,269
Total Liabilities $ 515,269 $ 1,948,730,388 $ — $ 1,949,245,657
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Assets and Liabilities
April 30, 2026
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $10,897,510,228) $ 10,883,843,391
Affiliated investments, at value (cost $101,284,125) 101,284,125
Due from broker for futures 11,720,000
Receivables:
TBA investments sold 1,984,045,201
Interest 24,976,716
Due from counterparty 6,795,282
Collateral for To be Announced Transactions 11,777,000
Due from adviser 7,103
Total Assets 13,024,448,818
Liabilities:
TBA sales commitments, at value (proceeds $1,957,240,910) 1,948,730,388
Payable for variation margin on futures contracts 476,566
Due to custodian 5,795,029
Payables:
Investments purchased 64,655,613
TBA investments purchased 4,358,608,165
Management fees 1,152,462
Distributions 27,815,043
Total Liabilities 6,407,233,266
Commitments and contingent liabilities
Net Assets $ 6,617,215,552
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 6,723,973,345
Total distributable earnings (loss) (106,757,793)
Total Net Assets $ 6,617,215,552
Net Assets $ 6,617,215,552
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 146,550,000
Net Asset Value Per Share $ 45 .15

Janus Henderson Mortgage-Backed Securities ETF
Statement of Operations
(unaudited)
For the period ended April 2026
22 April 30, 2026
See Notes to Financial Statements.
Investment Income:
Interest $ 171,374,170
Dividends from affiliates 1,595,283
Affiliated securities lending income, net     18,929
Unaffiliated securities lending income, net 4,948
Total Investment Income 172,993,330
Expenses:
Management Fees 7,111,235
Investment Litigation Fees 11,071
Total Expenses 7,122,306
Less: Excess Expense Reimbursement and Waivers (14,167)
Net Expenses 7,108,139
Net Investment Income/(Loss) 165,885,191
Net Realized Gain/(Loss) on Investments:
Investments $ 28,881,397
Investments in affiliates 7,440
TBA sales commitments (18,802,912)
Futures contracts (7,134,077)
Total Net Realized Gain/(Loss) on Investments $ 2,951,848
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (91,644,150)
Investments in affiliates (12,741)
TBA sales commitments 14,445,428
Futures contracts 11,355,201
Total Change in Unrealized Net Appreciation/Depreciation $ (65,856,262)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 102,980,777

Janus Henderson Mortgage-Backed Securities ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 23
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 165,885,191 $ 278,721,273
Net realized gain/(loss) on investments 2,951,848 (8,375,684)
Change in unrealized net appreciation/depreciation (65,856,262) 144,944,054
Net Increase/(Decrease) in Net Assets Resulting from Operations 102,980,777 415,289,643
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (201,419,742) (288,177,540)
Net Decrease from Dividends and Distributions to Shareholders (201,419,742) (288,177,540)
Capital Share Transactions 50,432,888 1,838,995,906
Net Increase/(Decrease) in Net Assets (48,006,077) 1,966,108,009
Net Assets: — —
Beginning of Period   6,665,221,629 4,699,113,620
End of Period $ 6,617,215,552 $ 6,665,221,629

Janus Henderson Mortgage-Backed Securities ETF
Financial Highlights
24 April 30, 2026
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2026 (unaudited) and each year or period ended
October 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $45.82 $44.97 $42.17 $44.25 $52.94 $53.58
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
1.12 2.30 2.42 2.18 0.92 0.66
Net realized and unrealized gain/(loss) (0.42) 0.98 2.68 (2.33) (8.73) (0.19)
Total from Investment Operations 0.70 3.28 5.10 (0.15) (7.81) 0.47
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.37) (2.43) (2.30) (1.93) (0.88) (1.00)
Distributions (from capital gains) — — — — — (0.11)
Total Dividends and Distributions (1.37) (2.43) (2.30) (1.93) (0.88) (1.11)
Net Asset Value, End of Period $45.15 $45.82 $44.97 $42.17 $44.25 $52.94
Total Return
*
1.54% 7.56% 12.23% (0.57)% (14.89)% 0.88%
Net assets, End of Period (in thousands) $6,617,216 $6,665,222 $4,699,114 $2,006,118 $776,603 $848,374
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.21% 0.21% 0.22% 0.26% 0.28% 0.28%
Ratio of Net Expenses (After Waivers and
Expense Offsets) 0.21% 0.21% 0.22% 0.26% 0.28% 0.28%
Ratio of Net Investment Income/(Loss) 4.92% 5.14% 5.37% 4.83% 1.86% 1.24%
Portfolio Turnover Rate
(2)(3)
55% 102% 57% 48% 143% 162%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
1. Organization and Significant Accounting Policies
Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2026
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2026
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2026
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward
Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the
Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2026
consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of April 30, 2026.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.21% of the Fund’s average daily net assets.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate 0.21% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2027. The previous expense limit for the period from February 28, 2025 through February 28, 2026 was 0.22%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement
of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 11,007 shares or 0.01% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2026
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended  April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(64,506,128) $(42,574,657) $(107,080,785)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$10,998,794,353 $41,902,873 $(55,569,710) $(13,666,837)
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold 19,000,000 $ 870,214,556 47,350,000 $ 2,123,865,835
Shares repurchased (17,900,000) (819,781,668) (6,400,000) (284,869,929)
Net Increase/(Decrease) 1,100,000 $ 50,432,888 40,950,000 $ 1,838,995,906
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$3,651,035,868 $3,636,182,325 $— $—

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
At a May 18, 2026  meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
36 April 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93085 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson AAA CLO ETF
Janus Detroit Street Trust

Janus Henderson AAA CLO ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 95 .9%
1988 CLO 1 Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.0331%,
10/15/39 (144A)
‡
$ 135,200,000 $ 135,536,053
1988 CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.2000%, 4.8731%,
4/15/38 (144A)
‡
34,945,000 34,961,693
37 Capital CLO 3 Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.5000%,
5.1731%, 7/15/38 (144A)
‡
10,000,000 10,026,457
522 Funding CLO Ltd. 2020-6A BR2, CME Term SOFR 3 Month + 1.6500%,
5.3161%, 10/23/34 (144A)
‡
7,000,000 7,017,198
522 Funding CLO Ltd. 2019-5A BR2, CME Term SOFR 3 Month + 1.5000%,
5.1731%, 4/15/35 (144A)
‡
11,815,000 11,828,449
720 East CLO VIII Ltd. 2025-8A A1, CME Term SOFR 3 Month + 1.3100%,
4.9852%, 7/20/38 (144A)
‡
37,192,613 37,283,322
AB BSL CLO 1 Ltd. 2020-1A A1R2, CME Term SOFR 3 Month + 1.2500%,
4.9231%, 10/15/38 (144A)
‡
229,000,000 229,556,630
AB BSL CLO 5 Ltd. 2024-5A A1, CME Term SOFR 3 Month + 1.3600%, 5.0352%,
1/20/38 (144A)
‡
70,000,000 70,174,265
AB BSL CLO 6 Ltd. 2025-6A A, CME Term SOFR 3 Month + 1.4300%, 5.1052%,
7/20/37 (144A)
‡
100,250,000 100,370,741
AB BSL CLO 7 Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.2300%, 4.9023%,
1/15/39 (144A)
‡
125,000,000 125,152,587
AB BSL CLO 7 Ltd. 2025-7A A2, CME Term SOFR 3 Month + 1.5000%, 5.1723%,
1/15/39 (144A)
‡
12,000,000 12,003,316
AGL CLO 1 Ltd. 2019-1A BRR, CME Term SOFR 3 Month + 1.6500%, 5.3252%,
10/20/34 (144A)
‡
15,000,000 15,044,052
AGL CLO 11 Ltd. 2021-11A A1R, CME Term SOFR 3 Month + 1.2700%, 4.9431%,
10/15/38 (144A)
‡
25,000,000 25,051,303
AGL CLO 16 Ltd. 2021-16A AR, CME Term SOFR 3 Month + 0.9500%, 4.6252%,
1/20/35 (144A)
‡
143,394,000 143,215,374
AGL CLO 17 Ltd. 2022-17A AR, CME Term SOFR 3 Month + 0.9500%, 4.6221%,
1/21/35 (144A)
‡
49,858,000 49,795,687
AGL CLO 19 Ltd. 2022-19A A1R, CME Term SOFR 3 Month + 1.3000%, 4.9721%,
7/21/38 (144A)
‡
50,000,000 50,128,000
AGL CLO 20 Ltd. 2022-20A A1R, CME Term SOFR 3 Month + 1.3700%,
5.0452%, 10/20/37 (144A)
‡
15,850,000 15,881,957
AGL CLO 21 Ltd. 2022-21A A1R, CME Term SOFR 3 Month + 1.3600%, 5.0321%,
10/21/37 (144A)
‡
39,000,000 39,076,268
AGL CLO 22 Ltd. 2022-22A BR, CME Term SOFR 3 Month + 1.6500%, 5.3252%,
1/20/37 (144A)
‡
30,500,000 30,610,013
AGL CLO 23 Ltd. 2022-23A A1R, CME Term SOFR 3 Month + 1.1500%, 4.8252%,
4/20/38 (144A)
‡
78,100,000 78,040,144
AGL CLO 26 Ltd. 2023-26A A2R, CME Term SOFR 3 Month + 1.5500%, 5.2221%,
10/21/38 (144A)
‡
20,000,000 20,049,844
AGL CLO 29 Ltd. 2024-29A A2R, CME Term SOFR 3 Month + 1.5000%,
5.1800%, 4/21/39 (144A)
‡
12,000,000 12,002,136
AGL CLO 32 Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.3800%, 5.0521%,
7/21/37 (144A)
‡
16,350,000 16,370,666
AGL CLO 37 Ltd. 2024-37A A1, CME Term SOFR 3 Month + 1.2400%, 4.9036%,
4/22/38 (144A)
‡
85,751,724 85,886,414
AGL CLO 40 Ltd. 2025-40A A1, CME Term SOFR 3 Month + 1.2400%, 4.9036%,
7/22/38 (144A)
‡
9,750,000 9,768,514
AGL CLO 42 Ltd. 2025-42A A1, CME Term SOFR 3 Month + 1.3000%, 4.9636%,
7/22/38 (144A)
‡
24,890,000 24,954,796
AGL CLO 44 Ltd. 2025-44A A, CME Term SOFR 3 Month + 1.1500%, 4.8136%,
10/22/37 (144A)
‡
41,000,000 40,956,560

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
AGL CLO 5 Ltd. 2020-5A AR3, CME Term SOFR 3 Month + 1.2000%, 4.8752%,
1/20/39 (144A)
‡
$ 70,000,000 $ 70,036,547
AGL CLO 6 Ltd. 2020-6A A1R2, CME Term SOFR 3 Month + 1.2800%, 4.9552%,
4/20/38 (144A)
‡
11,750,000 11,781,134
AGL Core CLO 2 Ltd. 2019-2A A1R, CME Term SOFR 3 Month + 1.4600%,
5.1352%, 7/20/37 (144A)
‡
110,000,000 110,178,805
AGL Core CLO 27 Ltd. 2023-27A AR, CME Term SOFR 3 Month + 1.2100%,
4.8821%, 1/21/39 (144A)
‡
125,000,000 125,078,175
AGL Core CLO 38 Ltd. 2025-38A A1, CME Term SOFR 3 Month + 1.2400%,
4.9036%, 1/22/38 (144A)
‡
96,500,000 96,646,680
AIMCO CLO 2018-AA B1R, CME Term SOFR 3 Month + 1.6500%, 5.3304%,
10/17/37 (144A)
‡
12,000,000 12,047,009
AIMCO CLO 2015-AA A1R4, CME Term SOFR 3 Month + 1.2500%, 4.9304%,
10/17/38 (144A)
‡
62,080,000 62,216,446
AIMCO CLO 10 Ltd. 2019-10A ARR, CME Term SOFR 3 Month + 1.4100%,
5.0736%, 7/22/37 (144A)
‡
10,970,000 10,983,290
Aimco CLO 14 Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2200%,
4.8952%, 10/20/38 (144A)
‡
40,000,000 40,067,440
AIMCO CLO 17 Ltd. 2022-17A A1R, CME Term SOFR 3 Month + 1.3500%,
5.0136%, 7/20/37 (144A)
‡
14,200,000 14,233,745
Allegany Park CLO Ltd. 2019-1A ARR, CME Term SOFR 3 Month + 1.1000%,
4.7752%, 1/20/35 (144A)
‡
26,000,000 26,008,310
Allegro CLO V-S Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.5000%, 5.1671%,
7/24/37 (144A)
‡
21,275,000 21,313,689
Allegro CLO XII Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.4400%, 5.1121%,
7/21/37 (144A)
‡
26,825,000 26,858,413
Allegro CLO XIV Ltd. 2021-2A A1R, CME Term SOFR 3 Month + 1.3400%,
5.0131%, 10/15/37 (144A)
‡
10,000,000 10,024,408
Allegro CLO XVI Ltd. 2024-1A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2166%, 4/25/37 (144A)
‡
9,710,000 9,709,947
Allegro CLO XVII Ltd. 2025-2A A2, CME Term SOFR 3 Month + 1.7200%,
5.3866%, 7/25/38 (144A)
‡
9,500,000 9,521,163
Allegro CLO XVIII Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3800%,
5.0466%, 1/25/38 (144A)
‡
42,100,000 42,174,243
AMMC CLO 25 Ltd. 2022-25A A1R2, CME Term SOFR 3 Month + 1.3000%,
4.9731%, 10/15/38 (144A)
‡
109,100,000 109,325,892
AMMC CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2700%,
4.9431%, 4/15/36 (144A)
‡
167,750,000 167,792,978
AMMC CLO 30 Ltd. 2024-30A A1R, CME Term SOFR 3 Month + 1.2300%,
4.8232%, 4/15/39 (144A)
‡
30,000,000 30,035,772
AMMC CLO 32 Ltd. 2025-32A A1, CME Term SOFR 3 Month + 1.3600%,
5.0404%, 10/17/38 (144A)
‡
8,750,000 8,771,327
Anchorage Capital CLO 13 LLC 2019-13A ARR, CME Term SOFR 3 Month +
1.2700%, 4.9431%, 4/15/38 (144A)
‡
95,300,000 95,513,901
Anchorage Capital CLO 15 Ltd. 2020-15A A1R2, CME Term SOFR 3 Month +
1.4100%, 5.0852%, 7/20/38 (144A)
‡
125,000,000 125,216,363
Anchorage Capital CLO 16 Ltd. 2020-16A A1R2, CME Term SOFR 3 Month +
1.2500%, 4.9252%, 1/19/38 (144A)
‡
211,875,000 212,159,018
Anchorage Capital CLO 17 Ltd. 2021-17A A1R, CME Term SOFR 3 Month +
1.2300%, 4.9031%, 2/15/38 (144A)
‡
207,000,000 207,226,686
Anchorage Capital CLO 24 Ltd. 2022-24A A2R, CME Term SOFR 3 Month +
1.6500%, 5.3231%, 7/15/37 (144A)
‡
18,000,000 18,043,470
Anchorage Capital CLO 30 Ltd. 2024-30A A1, CME Term SOFR 3 Month +
1.3000%, 4.9752%, 1/20/37 (144A)
‡
28,250,000 28,287,762

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Anchorage Capital CLO 31 Ltd. 2025-31A A1, CME Term SOFR 3 Month +
1.3000%, 4.9752%, 10/20/38 (144A)
‡
$ 52,500,000 $ 52,626,698
Anchorage Capital CLO 37 Ltd. 2026-37A A2, CME Term SOFR 3 Month +
1.4500%, 5.1579%, 4/20/39 (144A)
‡
8,000,000 8,008,787
Anchorage Capital CLO 6 Ltd. 2015-6A AR4, CME Term SOFR 3 Month +
1.3700%, 5.0336%, 7/22/38 (144A)
‡
34,500,000 34,593,436
Anchorage Capital CLO 8 Ltd. 2016-8A A1R3, CME Term SOFR 3 Month +
1.2900%, 4.9566%, 10/27/38 (144A)
‡
19,775,000 19,819,033
Anchorage Capital CLO 9 Ltd. 2016-9A AR3, CME Term SOFR 3 Month +
1.4500%, 5.1231%, 7/15/37 (144A)
‡
10,000,000 10,014,818
Anchorage Capital CLO Ltd. 2026-22A BR4, CME Term SOFR 3 Month +
1.5500%, 5.1292%, 1/20/39 (144A)
‡
11,750,000 11,786,352
Apex Credit CLO 12 Ltd. 2025-12A A1, CME Term SOFR 3 Month + 1.2700%,
4.9452%, 4/20/38 (144A)
‡
12,800,000 12,827,322
Apex Credit CLO 13 Ltd. 2025-13A A2, CME Term SOFR 3 Month + 1.6700%,
5.3411%, 1/22/39 (144A)
‡
15,000,000 15,015,144
Apex Credit CLO LLC 2020-2A AR, CME Term SOFR 3 Month + 1.4600%,
5.1352%, 10/20/38 (144A)
‡
73,750,000 73,853,471
Apex Credit CLO Ltd. 2024-1A A1R, CME Term SOFR 3 Month + 1.4000%,
5.0752%, 4/20/36 (144A)
‡
81,125,000 81,272,339
Apex Credit CLO Ltd. 2024-1A BR, CME Term SOFR 3 Month + 1.8500%,
5.5252%, 4/20/36 (144A)
‡
19,950,000 20,009,196
Apex Credit CLO Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.5200%, 5.1866%,
7/25/37 (144A)
‡
34,650,000 34,689,349
Apidos CLO LIII 2025-53A A1, CME Term SOFR 3 Month + 1.3200%, 4.9952%,
7/20/38 (144A)
‡
23,450,000 23,512,274
Apidos CLO XLIV Ltd. 2023-44A A1R, CME Term SOFR 3 Month + 1.3600%,
5.0266%, 10/26/37 (144A)
‡
40,000,000 40,078,680
Apidos CLO XLIV Ltd. 2023-44A A2R, CME Term SOFR 3 Month + 1.5700%,
5.2366%, 10/26/37 (144A)
‡
10,000,000 10,023,071
Apidos CLO XVIII-R 2018-18A BR2, CME Term SOFR 3 Month + 1.7000%,
5.3636%, 1/22/38 (144A)
‡
8,320,000 8,357,418
Apidos CLO XXXVI 2021-36A BR, CME Term SOFR 3 Month + 1.5500%,
5.2252%, 1/20/39 (144A)
‡
20,580,000 20,669,262
ARES Loan Funding II Ltd. 2022-ALF2A A1R2, CME Term SOFR 3 Month +
1.2500%, 4.9252%, 10/20/38 (144A)
‡
130,000,000 130,285,818
Ares Loan Funding IX Ltd. 2025-ALF9A A1, CME Term SOFR 3 Month + 1.1800%,
4.8531%, 3/31/38 (144A)
‡
154,500,000 154,471,047
Ares Loan Funding VIII Ltd. 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%,
4.9171%, 1/24/38 (144A)
‡
133,440,000 133,660,163
Ares LV CLO Ltd. 2020-55A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.0431%, 10/15/37 (144A)
‡
39,250,000 39,327,401
Ares LXIII CLO Ltd. 2022-63A A1R, CME Term SOFR 3 Month + 1.3100%,
4.9831%, 10/15/38 (144A)
‡
10,000,000 10,026,070
Ares LXIV CLO Ltd. 2022-64A AR, CME Term SOFR 3 Month + 1.3600%,
5.0331%, 10/24/39 (144A)
‡
39,500,000 39,576,180
Ares LXIX CLO Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7000%,
5.3731%, 4/15/36 (144A)
‡
17,500,000 17,541,851
Ares LXV CLO Ltd. 2022-65A A1R, CME Term SOFR 3 Month + 1.1200%,
4.7866%, 7/25/34 (144A)
‡
68,800,000 68,799,897
Ares LXVI CLO Ltd. 2022-66A A1R2, CME Term SOFR 3 Month + 1.2700%,
4.9366%, 10/25/38 (144A)
‡
33,350,000 33,417,954
Ares LXVII CLO Ltd. 2022-67A A1R, CME Term SOFR 3 Month + 1.1900%,
4.8566%, 1/25/38 (144A)
‡
90,350,000 90,346,549

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ares LXX CLO Ltd. 2023-70A BR, CME Term SOFR 3 Month + 1.5500%,
5.2166%, 1/25/39 (144A)
‡
$ 40,000,000 $ 40,165,488
Ares LXXII CLO Ltd. 2024-72A A2, CME Term SOFR 3 Month + 1.5800%,
5.2531%, 7/15/36 (144A)
‡
24,500,000 24,560,961
Ares LXXIV CLO Ltd. 2024-74A A2, CME Term SOFR 3 Month + 1.5500%,
5.2231%, 10/15/36 (144A)
‡
22,500,000 22,554,914
Ares LXXVII CLO Ltd. 2025-77A A1, CME Term SOFR 3 Month + 1.3200%,
4.9931%, 7/15/38 (144A)
‡
23,675,000 23,737,618
Ares XXVII CLO Ltd. 2013-2A BR3, CME Term SOFR 3 Month + 1.6500%,
5.3201%, 10/28/34 (144A)
‡
10,000,000 10,023,669
Ares XXXIV CLO Ltd. 2015-2A A2R4, CME Term SOFR 3 Month + 1.5500%,
5.2304%, 7/17/38 (144A)
‡
14,000,000 14,037,775
Ares XXXIX CLO Ltd. 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%,
5.0952%, 7/18/37 (144A)
‡
39,250,000 39,299,247
Arini US CLO I Ltd. 1A A, CME Term SOFR 3 Month + 1.5000%, 5.1731%, 4/15/38
(144A)
‡
10,000,000 10,018,720
Arini US CLO II Ltd. 2A A, CME Term SOFR 3 Month + 1.4000%, 5.0731%,
3/31/38 (144A)
‡
39,170,000 39,233,252
Atlantic Avenue Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6500%, 5.3252%,
4/20/37 (144A)
‡
50,000,000 50,088,975
Atrium XIV LLC 14A A2RR, CME Term SOFR 3 Month + 1.6100%, 5.2895%,
10/16/37 (144A)
‡
35,200,000 35,286,219
Atrium XV 15A A2RR, CME Term SOFR 3 Month + 1.5900%, 5.2695%, 7/16/37
(144A)
‡
47,250,000 47,364,251
Bain Capital Credit CLO Ltd. 2021-2A A2R2, CME Term SOFR 3 Month +
1.2000%, 4.8795%, 7/16/34 (144A)
‡
10,000,000 9,990,441
Bain Capital Credit CLO Ltd. 2021-2A BR2, CME Term SOFR 3 Month + 1.3500%,
5.0295%, 7/16/34 (144A)
‡
14,500,000 14,484,475
Bain Capital Credit CLO Ltd. 2021-4A BRR, CME Term SOFR 3 Month + 1.3500%,
5.0252%, 10/20/34 (144A)
‡
13,600,000 13,584,757
Bain Capital Credit CLO Ltd. 2017-2A A2R3, CME Term SOFR 3 Month +
1.6000%, 5.2666%, 7/25/37 (144A)
‡
15,040,000 15,076,060
Bain Capital Credit CLO Ltd. 2022-4A A1R, CME Term SOFR 3 Month + 1.3800%,
5.0595%, 10/16/37 (144A)
‡
16,161,250 16,192,916
Bain Capital Credit CLO Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.3300%,
5.0021%, 1/21/38 (144A)
‡
20,000,000 20,044,672
Bain Capital Credit CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4000%,
5.0795%, 7/16/38 (144A)
‡
107,820,000 107,992,372
Bain Capital Credit CLO Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 1.5000%,
5.1752%, 10/18/38 (144A)
‡
16,500,000 16,511,697
Bain Capital Credit CLO Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.4500%,
5.0748%, 1/19/39 (144A)
‡
16,000,000 16,005,488
Bain Capital Credit CLO Ltd. 2023-4A A1R, CME Term SOFR 3 Month + 1.2300%,
4.9021%, 1/21/39 (144A)
‡
28,600,000 28,634,497
Bain Capital Credit CLO Ltd. 2024-1A A2R, CME Term SOFR 3 Month + 1.4700%,
5.1506%, 4/16/39 (144A)
‡
15,000,000 15,001,486
Balboa Bay Loan Funding Ltd. 2021-2A BR, CME Term SOFR 3 Month + 1.8000%,
5.4752%, 1/20/35 (144A)
‡
10,000,000 10,029,468
Balboa Bay Loan Funding Ltd. 2020-1A A2RR, CME Term SOFR 3 Month +
1.6200%, 5.2952%, 10/20/35 (144A)
‡
16,000,000 16,038,178
Balboa Bay Loan Funding Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.1900%,
4.8652%, 4/20/37 (144A)
‡
20,000,000 20,001,400
Balboa Bay Loan Funding Ltd. 2025-2A A2, CME Term SOFR 3 Month + 1.5000%,
5.1752%, 1/20/39 (144A)
‡
8,000,000 8,002,926

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ballyrock CLO 14 Ltd. 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%,
5.0552%, 7/20/37 (144A)
‡
$ 23,700,000 $ 23,753,387
Ballyrock CLO 15 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3300%,
5.0031%, 1/15/38 (144A)
‡
10,050,000 10,072,430
Ballyrock CLO 16 Ltd. 2021-16A A1R, CME Term SOFR 3 Month + 1.1500%,
4.8252%, 4/20/38 (144A)
‡
1,175,000 1,173,819
Ballyrock CLO 17 Ltd. 2021-17A A1AR, CME Term SOFR 3 Month + 1.2100%,
4.8852%, 10/20/38 (144A)
‡
136,000,000 136,078,295
Ballyrock CLO 25 Ltd. 2023-25A A1AR, CME Term SOFR 3 Month + 1.1800%,
4.8466%, 1/25/38 (144A)
‡
26,100,000 26,107,446
Ballyrock CLO 26 Ltd. 2024-26A A1A, CME Term SOFR 3 Month + 1.5100%,
5.1766%, 7/25/37 (144A)
‡
20,750,000 20,773,680
Ballyrock CLO 32 Ltd. 2025-32A A1B, CME Term SOFR 3 Month + 1.4400%,
5.1080%, 1/25/39 (144A)
‡
15,000,000 15,051,000
Ballyrock CLO Ltd. 2019-2A A1R3, CME Term SOFR 3 Month + 1.2400%,
4.9066%, 10/25/38 (144A)
‡
141,040,000 141,306,241
Barings CLO Ltd. 2025-7A A2, CME Term SOFR 3 Month + 1.4000%, 5.0731%,
1/15/38 (144A)
‡
10,000,000 10,009,253
Barings CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1300%, 4.8052%,
4/20/38 (144A)
‡
53,000,000 52,945,935
Barings CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.2500%, 4.9231%,
10/15/38 (144A)
‡
137,350,000 137,651,785
Barings CLO Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.2700%, 4.9431%,
10/15/38 (144A)
‡
26,000,000 26,053,092
Barings CLO Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0431%,
7/15/39 (144A)
‡
20,000,000 20,039,508
Barings CLO Ltd. 2025-4A A2, CME Term SOFR 3 Month + 1.5200%, 5.1931%,
10/15/40 (144A)
‡
18,000,000 18,017,662
Barrow Hanley CLO I Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.0152%, 1/20/38 (144A)
‡
70,000,000 70,162,372
Barrow Hanley CLO III Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8200%,
5.4952%, 4/20/37 (144A)
‡
12,000,000 12,028,906
Battalion CLO XXV Ltd. 2024-25A AR, CME Term SOFR 3 Month + 1.3000%,
4.9752%, 3/13/37 (144A)
‡
150,000,000 149,997,705
BBAM US CLO I Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.2000%,
4.8731%, 3/30/38 (144A)
‡
117,550,000 117,607,035
Bbam US CLO V Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.3600%,
5.0266%, 7/25/38 (144A)
‡
25,000,000 25,065,558
Benefit Street Partners CLO 43 Ltd. 2025-43A A, CME Term SOFR 3 Month +
1.2700%, 4.9452%, 10/20/38 (144A)
‡
11,000,000 11,028,019
Benefit Street Partners CLO IV Ltd. 2014-IVA AR5, CME Term SOFR 3 Month +
1.2500%, 4.9252%, 10/20/38 (144A)
‡
22,000,000 22,050,549
Benefit Street Partners CLO X Ltd. 2016-10A A1R3, CME Term SOFR 3 Month +
1.3000%, 4.9752%, 7/20/38 (144A)
‡
21,540,000 21,590,516
Benefit Street Partners CLO XII-B Ltd. 2017-12BRA A, CME Term SOFR 3 Month
+ 1.3700%, 5.0431%, 10/15/37 (144A)
‡
113,841,000 114,057,639
Benefit Street Partners CLO XLV Ltd. 2025-45A A2, CME Term SOFR 3 Month +
1.4400%, 5.1093%, 1/20/39 (144A)
‡
16,500,000 16,499,249
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 5.0631%, 7/15/37 (144A)
‡
10,000,000 10,011,959
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R2, CME Term SOFR 3 Month
+ 1.4500%, 5.1231%, 1/15/39 (144A)
‡
13,500,000 13,501,971
Benefit Street Partners CLO XXVIII Ltd. 2022-28A AR, CME Term SOFR 3 Month
+ 1.3500%, 5.0252%, 10/20/37 (144A)
‡
16,250,000 16,286,605

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Benefit Street Partners CLO XXXII Ltd. 2023-32A AR, CME Term SOFR 3 Month +
1.2100%, 4.8766%, 10/25/38 (144A)
‡
$ 45,000,000 $ 45,026,645
Benefit Street Partners CLO XXXVIII Ltd. 2024-38A A, CME Term SOFR 3 Month
+ 1.3100%, 4.9766%, 1/25/38 (144A)
‡
47,633,000 47,749,825
Birch Grove CLO 11 Ltd. 2024-11A A1, CME Term SOFR 3 Month + 1.3600%,
5.0236%, 1/22/38 (144A)
‡
141,000,000 141,357,491
Birch Grove CLO 12 Ltd. 2025-12A A1, CME Term SOFR 3 Month + 1.1700%,
4.8336%, 4/22/38 (144A)
‡
32,500,000 32,498,398
Birch Grove CLO 6 Ltd. 2023-6A A1R, CME Term SOFR 3 Month + 1.3800%,
5.0552%, 7/20/37 (144A)
‡
46,000,000 46,080,403
Birch Grove CLO 9 Ltd. 2024-9A A1, CME Term SOFR 3 Month + 1.4000%,
5.0636%, 10/22/37 (144A)
‡
20,000,000 20,041,146
BlueMountain CLO XXV Ltd. 2019-25A A1RR, CME Term SOFR 3 Month +
1.3500%, 5.0231%, 1/15/38 (144A)
‡
105,760,000 106,003,333
BlueMountain CLO XXV Ltd. 2019-25A A2RR, CME Term SOFR 3 Month +
1.6000%, 5.2731%, 1/15/38 (144A)
‡
7,500,000 7,516,513
BlueMountain CLO XXXIII Ltd. 2021-33A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0352%, 10/20/38 (144A)
‡
23,250,000 23,307,955
BlueMountain CLO XXXV Ltd. 2022-35A A1R, CME Term SOFR 3 Month +
1.4200%, 5.0836%, 10/22/37 (144A)
‡
63,450,000 63,588,727
BlueMountain CLO XXXV Ltd. 2022-35A A2R, CME Term SOFR 3 Month +
1.7000%, 5.3636%, 10/22/37 (144A)
‡
11,000,000 11,027,333
Brant Point CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3800%,
5.0466%, 7/26/38 (144A)
‡
12,600,000 12,623,028
Bridge Street CLO V Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2200%,
4.8952%, 4/20/38 (144A)
‡
16,250,000 16,267,284
Bryant Park Funding Ltd. 2025-26A A, CME Term SOFR 3 Month + 1.2000%,
4.8752%, 4/20/38 (144A)
‡
23,000,000 23,006,336
Canyon Capital CLO Ltd. 2019-2A BR2, CME Term SOFR 3 Month + 1.5000%,
5.1731%, 10/15/34 (144A)
‡
29,500,000 29,575,142
Canyon Capital CLO Ltd. 2019-1A BRR, CME Term SOFR 3 Month + 1.8000%,
5.4731%, 7/15/37 (144A)
‡
7,000,000 7,016,015
Canyon Capital CLO Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.1800%,
4.8531%, 4/15/38 (144A)
‡
13,500,000 13,503,723
Capital Four US CLO III Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.2600%,
4.9321%, 4/21/38 (144A)
‡
25,000,000 25,055,055
Carlyle US CLO Ltd. 2022-1A BR, CME Term SOFR 3 Month + 1.4200%, 5.0931%,
4/15/35 (144A)
‡
28,335,000 28,248,026
Carlyle US CLO Ltd. 2022-4A A2R, CME Term SOFR 3 Month + 1.5700%,
5.2366%, 7/25/36 (144A)
‡
16,150,000 16,189,924
Carlyle US CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.3600%,
5.0331%, 10/15/37 (144A)
‡
93,860,000 94,040,690
Carlyle US CLO Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.6000%,
5.2731%, 10/15/37 (144A)
‡
25,000,000 25,060,820
Carlyle US CLO Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.3100%,
4.9852%, 1/20/38 (144A)
‡
174,750,000 175,197,832
Carlyle US CLO Ltd. 2021-7A A1R, CME Term SOFR 3 Month + 1.2000%,
4.8731%, 4/15/38 (144A)
‡
54,100,000 54,126,920
Carlyle US CLO Ltd. 2025-3A A, CME Term SOFR 3 Month + 1.3800%, 5.0466%,
7/25/38 (144A)
‡
10,000,000 10,021,435
Carlyle US CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.2300%,
4.9031%, 10/15/38 (144A)
‡
15,000,000 15,026,971
Carlyle US CLO Ltd. 2021-8A A1R, CME Term SOFR 3 Month + 1.2700%,
4.9431%, 10/15/38 (144A)
‡
181,550,000 181,920,362

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.4500%, 5.1001%,
1/15/39 (144A)
‡
$ 7,500,000 $ 7,501,768
Carlyle US CLO Ltd. 2025-6A A2, CME Term SOFR 3 Month + 1.4500%, 5.1089%,
1/20/39 (144A)
‡
10,000,000 10,001,912
Carlyle US CLO Ltd. 2025-7A A2, CME Term SOFR 3 Month + 1.4400%, 5.1056%,
1/25/39 (144A)
‡
15,000,000 15,000,448
Carlyle US CLO Ltd. 2026-3A A2, CME Term SOFR 3 Month + 1.5000%, 5.1677%,
4/15/39 (144A)
‡
21,000,000 21,121,800
Carlyle US CLO Ltd. 2026-2A A2, CME Term SOFR 3 Month + 1.5000%, 5.1633%,
4/20/39 (144A)
‡
19,000,000 19,034,730
Carlyle US CLO Ltd. 2021-1A A1AR, CME Term SOFR 3 Month + 1.3700%,
5.0431%, 1/15/40 (144A)
‡
15,250,000 15,280,988
CarVal CLO VII-C Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4400%,
5.1152%, 7/20/37 (144A)
‡
10,000,000 10,012,454
Carval CLO VIII-C Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.4200%,
5.0836%, 10/22/37 (144A)
‡
26,500,000 26,558,014
Cayuga Park CLO Ltd. 2020-1A AR2, CME Term SOFR 3 Month + 1.2000%,
4.8804%, 10/17/38 (144A)
‡
37,500,000 37,519,935
CBAM Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3900%, 5.0652%,
1/20/38 (144A)
‡
162,000,000 162,298,372
CBAMR Ltd. 2019-11RA A2R, CME Term SOFR 3 Month + 1.4800%, 5.1552%,
3/20/38 (144A)
‡
22,000,000 22,024,248
CBAMR Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9552%,
10/20/38 (144A)
‡
101,450,000 101,641,264
Cedar Funding II CLO Ltd. 2013-1A AR3, CME Term SOFR 3 Month + 1.3100%,
4.9736%, 7/22/38 (144A)
‡
23,695,000 23,749,001
Cedar Funding IV CLO Ltd. 2014-4A AR3, CME Term SOFR 3 Month + 1.3400%,
5.0061%, 1/23/38 (144A)
‡
126,075,000 126,339,316
Cedar Funding V CLO Ltd. 2016-5A AR2, CME Term SOFR 3 Month + 1.2600%,
4.8819%, 1/17/39 (144A)
‡
10,500,000 10,516,776
Cedar Funding VII CLO Ltd. 2018-7A AR2, CME Term SOFR 3 Month + 1.2800%,
4.9552%, 10/20/38 (144A)
‡
96,080,000 96,266,136
Cedar Funding VIII CLO Ltd. 2017-8A ARR, CME Term SOFR 3 Month + 1.2200%,
4.9004%, 1/17/38 (144A)
‡
9,500,000 9,507,914
Cedar Funding XII CLO Ltd. 2020-12A ARR, CME Term SOFR 3 Month +
1.2000%, 4.8666%, 1/25/38 (144A)
‡
25,000,000 25,007,500
Cedar Funding XIV CLO Ltd. 2021-14A AR, CME Term SOFR 3 Month + 1.3800%,
5.0531%, 10/15/37 (144A)
‡
143,415,000 143,679,386
Cedar Funding XIX CLO Ltd. 2024-19A A1, CME Term SOFR 3 Month + 1.3300%,
4.9961%, 1/23/38 (144A)
‡
20,000,000 20,047,730
Cedar Funding XV CLO Ltd. 2022-15A BR, CME Term SOFR 3 Month + 1.6500%,
5.3252%, 1/20/39 (144A)
‡
23,200,000 23,298,774
CFIP CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4816%, 5.1568%,
1/20/35 (144A)
‡
18,000,000 18,011,482
CIFC Funding 2021-2A A1R, CME Term SOFR 3 Month + 1.2000%, 4.8731%,
1/15/39 (144A)
‡
135,050,000 135,122,886
CIFC Funding 2021-2A A2R, CME Term SOFR 3 Month + 1.4300%, 5.1031%,
1/15/39 (144A)
‡
10,000,000 10,013,539
CIFC Funding Ltd. 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%,
5.0604%, 7/17/37 (144A)
‡
138,200,000 138,371,852
CIFC Funding Ltd. 2014-5A A2R3, CME Term SOFR 3 Month + 1.5800%,
5.2604%, 7/17/37 (144A)
‡
11,250,000 11,277,219
CIFC Funding Ltd. 2024-3A A1, CME Term SOFR 3 Month + 1.4800%, 5.1521%,
7/21/37 (144A)
‡
10,000,000 10,011,421

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
10 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.3600%, 5.0261%,
7/23/37 (144A)
‡
$ 22,161,000 $ 22,211,139
CIFC Funding Ltd. 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.0271%,
10/24/37 (144A)
‡
10,000,000 10,019,467
CIFC Funding Ltd. 2021-5A A1R, CME Term SOFR 3 Month + 1.2600%, 4.9331%,
1/15/38 (144A)
‡
75,950,000 76,083,019
CIFC Funding Ltd. 2018-1A A1R, CME Term SOFR 3 Month + 1.3200%, 4.9952%,
1/18/38 (144A)
‡
14,811,000 14,844,097
CIFC Funding Ltd. 2018-1A A2R, CME Term SOFR 3 Month + 1.5600%, 5.2352%,
1/18/38 (144A)
‡
22,000,000 22,039,351
CIFC Funding Ltd. 2025-9A A1, CME Term SOFR 3 Month + 1.1900%, 4.8609%,
1/21/38 (144A)
‡
67,715,000 67,739,113
CIFC Funding Ltd. 2014-3A A1R, CME Term SOFR 3 Month + 1.1800%, 4.8531%,
3/31/38 (144A)
‡
120,359,276 120,337,190
CIFC Funding Ltd. 2019-4A A1R2, CME Term SOFR 3 Month + 1.3000%,
4.9731%, 7/15/38 (144A)
‡
55,075,000 55,216,383
CIFC Funding Ltd. 2019-4A AJR2, CME Term SOFR 3 Month + 1.5700%,
5.2431%, 7/15/38 (144A)
‡
15,000,000 15,032,520
CIFC Funding Ltd. 2025-3A A1, CME Term SOFR 3 Month + 1.3500%, 5.0221%,
7/21/38 (144A)
‡
29,850,000 29,929,655
CIFC Funding Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.2400%, 4.9131%,
10/15/38 (144A)
‡
15,000,000 15,031,376
CIFC Funding Ltd. 2023-1A A2R, CME Term SOFR 3 Month + 1.4500%, 5.1231%,
10/15/38 (144A)
‡
10,000,000 10,016,197
CIFC Funding Ltd. 2019-5A A2R2, CME Term SOFR 3 Month + 1.5200%,
5.1931%, 10/15/38 (144A)
‡
15,000,000 15,014,907
CIFC Funding Ltd. 2018-3A A1R, CME Term SOFR 3 Month + 1.2700%, 4.9452%,
10/18/38 (144A)
‡
20,172,000 20,212,602
CIFC Funding Ltd. 2018-3A A2R, CME Term SOFR 3 Month + 1.5000%, 5.1752%,
10/18/38 (144A)
‡
8,000,000 8,020,030
CIFC Funding Ltd. 2019-7A A2R, CME Term SOFR 3 Month + 1.5300%, 5.2052%,
10/19/38 (144A)
‡
12,000,000 12,014,381
CIFC Funding Ltd. 2020-3A A1R2, CME Term SOFR 3 Month + 1.2100%,
4.8852%, 10/20/38 (144A)
‡
158,700,000 158,831,372
CIFC Funding Ltd. 2020-3A A2R2, CME Term SOFR 3 Month + 1.4400%,
5.1152%, 10/20/38 (144A)
‡
10,000,000 10,004,176
CIFC Funding Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.2000%, 4.8636%,
1/22/39 (144A)
‡
29,750,000 29,766,404
CIFC Funding Ltd. 2025-8A A2, CME Term SOFR 3 Month + 1.4200%, 5.0913%,
1/24/39 (144A)
‡
10,000,000 10,000,723
Clover CLO LLC 2018-1A A2R3, CME Term SOFR 3 Month + 1.5300%, 1.0000%,
4/20/37 (144A)
‡
30,000,000 30,084,000
Clover CLO LLC 2018-1A A1R3, CME Term SOFR 3 Month + 1.3100%, 1.0000%,
4/20/37 (144A)
‡
109,750,000 109,739,025
CQS US CLO 5 Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.2900%, 5.1008%,
1/17/39 (144A)
‡
12,000,000 12,028,499
CQS US CLO 5 Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.5200%,
5.3308%, 1/17/39 (144A)
‡
22,800,000 22,815,089
CQS US CLO Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.4500%, 5.1252%,
7/20/36 (144A)
‡
57,175,000 57,258,104
Crown City CLO I 2020-1A A1RR, CME Term SOFR 3 Month + 1.3700%, 5.0452%,
7/20/38 (144A)
‡
38,000,000 38,094,947
Crown City CLO IV 2022-4A AJ, CME Term SOFR 3 Month + 1.8200%, 5.4952%,
4/20/37 (144A)
‡
19,000,000 19,046,873

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Crown Point CLO 11 Ltd. 2021-11A A1R, CME Term SOFR 3 Month + 1.2600%,
4.9404%, 2/28/38 (144A)
‡
$ 20,000,000 $ 20,040,380
Crown Point CLO 8 Ltd. 2019-8A AR, CME Term SOFR 3 Month + 1.4516%,
5.1268%, 10/20/34 (144A)
‡
10,000,000 10,003,856
CTM CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.5000%, 5.1731%,
7/15/38 (144A)
‡
13,100,000 13,133,689
CTM CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.3200%, 4.9952%,
10/20/38 (144A)
‡
11,875,000 11,903,946
Danby Park CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%,
5.0321%, 10/21/37 (144A)
‡
10,500,000 10,520,362
Diameter Capital CLO 1 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3900%,
5.0631%, 10/15/37 (144A)
‡
86,285,000 86,465,543
Diameter Capital CLO 9 Ltd. 2025-9A A, CME Term SOFR 3 Month + 1.1700%,
4.8452%, 4/20/38 (144A)
‡
48,750,000 48,725,571
Eaton Vance CLO Ltd. 2013-1A AR4, CME Term SOFR 3 Month + 1.3400%,
5.0131%, 10/15/38 (144A)
‡
54,200,000 54,323,923
Elevation CLO Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2800%,
4.9552%, 1/20/38 (144A)
‡
62,250,000 62,388,531
Elevation CLO Ltd. 2016-5A A1RR, CME Term SOFR 3 Month + 1.3700%,
5.0366%, 1/25/38 (144A)
‡
18,250,000 18,281,107
Elevation CLO Ltd. 2025-18A A1, CME Term SOFR 3 Month + 1.2400%, 4.9152%,
3/28/38 (144A)
‡
142,300,000 142,602,914
Elevation CLO Ltd. 2013-1A A1R3, CME Term SOFR 3 Month + 1.4000%,
5.0666%, 7/25/38 (144A)
‡
19,000,000 19,027,903
Elmwood CLO 16 Ltd. 2022-3A ARR, CME Term SOFR 3 Month + 1.1100%,
4.7852%, 4/20/37 (144A)
‡
159,000,000 158,768,098
Elmwood CLO 19 Ltd. 2022-6A AR2, CME Term SOFR 3 Month + 1.2400%,
4.9204%, 10/17/38 (144A)
‡
49,240,000 49,340,105
Elmwood CLO 23 Ltd. 2023-2A BR, CME Term SOFR 3 Month + 1.7500%,
5.4295%, 4/16/36 (144A)
‡
10,500,000 10,537,666
Elmwood CLO 24 Ltd. 2023-3A AR, CME Term SOFR 3 Month + 1.3200%,
5.0004%, 1/17/38 (144A)
‡
44,692,000 44,791,784
Elmwood CLO 25 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
5.4104%, 4/17/37 (144A)
‡
10,000,000 10,024,455
Elmwood CLO 28 Ltd. 2024-4A AR, CME Term SOFR 3 Month + 1.2200%,
4.9004%, 4/17/37 (144A)
‡
150,000,000 150,179,190
Elmwood CLO 30 Ltd. 2024-6A A, CME Term SOFR 3 Month + 1.4300%,
5.1104%, 7/17/37 (144A)
‡
32,000,000 32,041,478
Elmwood CLO 31 Ltd. 2024-7A A1, CME Term SOFR 3 Month + 1.3500%,
5.0304%, 7/17/37 (144A)
‡
18,000,000 18,038,551
Elmwood CLO 35 Ltd. 2024-11A B, CME Term SOFR 3 Month + 1.6500%,
5.3252%, 10/18/37 (144A)
‡
14,000,000 14,065,197
Elmwood CLO II Ltd. 2019-2A A1RR, CME Term SOFR 3 Month + 1.3500%,
5.0252%, 10/20/37 (144A)
‡
65,315,000 65,440,451
Elmwood CLO III Ltd. 2019-3A A1RR, CME Term SOFR 3 Month + 1.3800%,
5.0552%, 7/18/37 (144A)
‡
38,000,000 38,047,397
Elmwood CLO IV Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.2500%,
4.9252%, 4/18/37 (144A)
‡
123,000,000 123,265,372
Elmwood CLO VI Ltd. 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%,
5.0552%, 7/18/37 (144A)
‡
24,815,000 24,845,969
Elmwood CLO VII Ltd. 2020-4A A1RR, CME Term SOFR 3 Month + 1.3600%,
5.0404%, 10/17/37 (144A)
‡
103,750,000 103,951,379
Elmwood CLO XII Ltd. 2021-5A AR, CME Term SOFR 3 Month + 1.3600%,
5.0331%, 10/15/37 (144A)
‡
29,600,000 29,656,465

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
12 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Empower CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3900%,
5.0652%, 10/20/37 (144A)
‡
$ 11,000,000 $ 11,022,388
Fortress Credit BSL XVIII Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.5700%,
5.2361%, 4/23/36 (144A)
‡
168,000,000 168,320,863
Fortress Credit BSL XVIII Ltd. 2023-1A BR, CME Term SOFR 3 Month + 1.8500%,
5.5161%, 4/23/36 (144A)
‡
7,500,000 7,503,751
Fortress Credit BSL XXIII Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.4000%,
5.0731%, 10/15/38 (144A)
‡
13,500,000 13,522,276
Fortress Credit BSL XXIV Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2700%,
4.9452%, 4/20/38 (144A)
‡
47,500,000 47,609,644
Fortress Credit BSL XXVI Ltd. 2024-4A A, CME Term SOFR 3 Month + 1.4000%,
5.0731%, 1/15/38 (144A)
‡
20,000,000 20,040,378
Galaxy 35 CLO Ltd. 2025-35A A, CME Term SOFR 3 Month + 1.1800%, 4.8552%,
4/20/38 (144A)
‡
171,500,000 171,507,066
Gallatin CLO XI Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.4800%, 5.1552%,
10/20/37 (144A)
‡
20,000,000 20,031,204
Garnet CLO 2 Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.3500%, 5.0252%,
10/20/38 (144A)
‡
20,000,000 20,049,914
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A AJ, CME Term SOFR 3
Month + 1.5800%, 5.2552%, 10/20/37 (144A)
‡
18,900,000 18,946,883
GoldenTree Loan Management US CLO 16 Ltd. 2022-16A ARR, CME Term SOFR
3 Month + 1.1200%, 4.7952%, 1/20/38 (144A)
‡
73,680,000 73,581,681
GoldenTree Loan Management US CLO 20 Ltd. 2024-20A A, CME Term SOFR 3
Month + 1.4500%, 5.1252%, 7/20/37 (144A)
‡
10,000,000 10,014,524
GoldenTree Loan Management US CLO 22 Ltd. 2024-22A AJ, CME Term SOFR 3
Month + 1.4500%, 5.1252%, 10/20/37 (144A)
‡
12,000,000 12,020,755
GoldenTree Loan Management US CLO 22 Ltd. 2024-22A B, CME Term SOFR 3
Month + 1.6500%, 5.3252%, 10/20/37 (144A)
‡
10,000,000 10,041,172
GoldenTree Loan Management US CLO 24 Ltd. 2025-24A AJ, CME Term SOFR 3
Month + 1.3500%, 5.0252%, 10/20/38 (144A)
‡
10,000,000 10,006,203
GoldenTree Loan Management US CLO 26 Ltd. 2025-26A AJ, CME Term SOFR 3
Month + 1.5500%, 5.2252%, 7/20/38 (144A)
‡
10,500,000 10,512,045
GoldenTree Loan Management US CLO 27 Ltd. 2025-27A A, CME Term SOFR 3
Month + 1.1900%, 4.8652%, 1/20/39 (144A)
‡
111,000,000 111,020,380
GoldenTree Loan Management US CLO 27 Ltd. 2025-27A AJ, CME Term SOFR 3
Month + 1.4200%, 5.0952%, 1/20/39 (144A)
‡
10,000,000 10,002,512
GoldenTree Loan Management US CLO 9 Ltd. 2021-9A AR2, CME Term SOFR 3
Month + 1.2300%, 4.9052%, 4/20/37 (144A)
‡
125,000,000 125,144,350
Golub Capital Partners CLO 19B-R3 Ltd. 2017-19RA A1R3, CME Term SOFR 3
Month + 1.1500%, 4.9310%, 10/20/36 (144A)
‡
50,000,000 49,943,300
Golub Capital Partners CLO 41B-R Ltd. 2019-41A AR2, CME Term SOFR 3 Month
+ 1.3300%, 5.0052%, 7/20/38 (144A)
‡
15,420,000 15,456,202
Golub Capital Partners CLO 43B Ltd. 2019-43A A1R, CME Term SOFR 3 Month +
1.3400%, 5.0152%, 10/20/37 (144A)
‡
33,175,000 33,253,442
Golub Capital Partners CLO 58B-R Ltd. 2021-58A A2R, CME Term SOFR 3 Month
+ 1.5500%, 5.2166%, 10/25/37 (144A)
‡
12,000,000 12,014,279
Golub Capital Partners CLO 81 B Ltd. 2025-81A A1, CME Term SOFR 3 Month +
1.3100%, 4.9852%, 7/20/38 (144A)
‡
28,000,000 28,066,923
Greenacre Park CLO LLC 2021-2A AR, CME Term SOFR 3 Month + 1.3700%,
5.0452%, 7/20/37 (144A)
‡
11,550,000 11,580,983
Greywolf CLO IV Ltd. 2019-1A A1R2, CME Term SOFR 3 Month + 1.2400%,
4.9204%, 4/17/34 (144A)
‡
12,000,000 12,008,398
Greywolf CLO IV Ltd. 2019-1A A2R2, CME Term SOFR 3 Month + 1.8000%,
5.4804%, 4/17/34 (144A)
‡
32,320,000 32,339,004

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Guggenheim CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 1.4000%,
5.0731%, 1/15/35 (144A)
‡
$ 10,000,000 $ 10,009,810
HalseyPoint CLO 3 Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.4800%,
5.1434%, 7/30/37 (144A)
‡
10,170,000 10,185,980
Halseypoint CLO 6 Ltd. 2022-6A A1R, CME Term SOFR 3 Month + 1.3500%,
5.0252%, 1/20/38 (144A)
‡
23,000,000 23,055,810
Halseypoint CLO 7 Ltd. 2023-7A A1R, CME Term SOFR 3 Month + 1.4500%,
5.1252%, 7/20/38 (144A)
‡
36,950,000 37,004,601
Halseypoint CLO II Ltd. 2020-2A AR, CME Term SOFR 3 Month + 1.5200%,
5.1952%, 7/20/37 (144A)
‡
15,000,000 15,017,929
Harmony-Peace Park CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.3500%,
5.0252%, 10/20/37 (144A)
‡
26,850,000 26,901,571
Harvest US CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.1800%, 4.8552%,
4/18/38 (144A)
‡
25,000,000 25,007,015
Harvest US CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.3300%,
5.0104%, 7/17/38 (144A)
‡
52,000,000 52,119,642
Hayfin US XII Ltd. 2020-12A A1R, CME Term SOFR 3 Month + 1.2300%, 4.9052%,
1/20/38 (144A)
‡
33,210,000 33,249,633
Hayfin US XIV Ltd. 2021-14A AJR, CME Term SOFR 3 Month + 1.5500%,
5.2252%, 3/20/38 (144A)
‡
13,525,000 13,561,626
Hayfin US XV Ltd. 2024-15A A2, CME Term SOFR 3 Month + 1.9200%, 5.5901%,
4/28/37 (144A)
‡
8,000,000 8,019,178
Honey Hill Park CLO Ltd. 2026-1A A2, CME Term SOFR 3 Month + 1.3000%,
5.0195%, 4/24/39 (144A)
‡
14,000,000 13,985,958
HPS Loan Management Ltd. 2023-17A AR, CME Term SOFR 3 Month + 1.2700%,
4.9361%, 4/23/38 (144A)
‡
39,050,000 39,148,465
HPS Loan Management Ltd. 2019-15A A1R2, CME Term SOFR 3 Month +
1.2400%, 4.9036%, 10/22/38 (144A)
‡
80,000,000 80,163,584
HPS Loan Management Ltd. 2026-27A A2, CME Term SOFR 3 Month + 1.3600%,
5.0712%, 4/15/39 (144A)
‡
13,500,000 13,490,735
ICG US CLO I Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.3800%, 5.0552%,
7/18/38 (144A)
‡
32,000,000 32,057,725
ICG US CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7500%, 5.4231%,
4/15/37 (144A)
‡
8,000,000 8,019,507
Invesco US CLO Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.7000%,
5.3731%, 7/15/37 (144A)
‡
15,000,000 15,036,157
Invesco US CLO Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3300%,
5.0031%, 1/15/38 (144A)
‡
55,175,000 55,306,328
Invesco US CLO Ltd. 2023-4A A2R, CME Term SOFR 3 Month + 1.4500%,
5.1252%, 1/18/39 (144A)
‡
10,000,000 10,001,241
Invesco US CLO Ltd. 2023-4A BR, CME Term SOFR 3 Month + 1.5500%,
5.2252%, 1/18/39 (144A)
‡
10,750,000 10,794,694
Katayma CLO I Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.2700%, 4.9452%,
1/20/39 (144A)
‡
20,000,000 20,045,042
Katayma CLO II Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.6500%, 5.3252%,
4/20/37 (144A)
‡
98,500,000 98,671,242
Kennedy Lewis CLO 12 Ltd. 2023-12A AR, CME Term SOFR 3 Month + 1.3300%,
5.0052%, 7/20/38 (144A)
‡
54,070,000 54,194,399
Kennedy Lewis CLO 13 Ltd. 2023-13A A1R, CME Term SOFR 3 Month + 1.1400%,
4.8152%, 1/20/38 (144A)
‡
47,700,000 47,666,138
Kennedy Lewis CLO 13 Ltd. 2023-13A A2R, CME Term SOFR 3 Month +
1.4000%, 5.0752%, 1/20/38 (144A)
‡
11,850,000 11,875,646
Kennedy Lewis CLO 14 Ltd. 2024-14A AR, CME Term SOFR 3 Month + 1.3200%,
0.0000%, 4/22/37 (144A)
†,‡
125,000,000 125,000,625

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
14 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Kennedy Lewis CLO 20 Ltd. 2024-20A A, CME Term SOFR 3 Month + 1.3000%,
4.9666%, 1/25/38 (144A)
‡
$ 24,925,000 $ 24,984,389
Kennedy Lewis CLO 20 Ltd. 2024-20A B, CME Term SOFR 3 Month + 1.7000%,
5.3666%, 1/25/38 (144A)
‡
11,700,000 11,741,854
Kennedy Lewis CLO 22 Ltd. 2025-22A A, CME Term SOFR 3 Month + 1.3300%,
5.0052%, 7/20/38 (144A)
‡
112,250,000 112,512,519
Kennedy Lewis CLO 9 Ltd. 9A AR, CME Term SOFR 3 Month + 1.3500%,
5.0252%, 1/20/38 (144A)
‡
132,750,000 133,074,640
Kings Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.2000%,
4.8721%, 1/21/39 (144A)
‡
115,000,000 115,059,512
KKR CLO 27 Ltd. 27A A2R2, CME Term SOFR 3 Month + 1.4300%, 5.1031%,
1/15/35 (144A)
‡
13,500,000 13,516,677
KKR CLO 35 Ltd. 35A AR, CME Term SOFR 3 Month + 1.2000%, 4.8752%,
1/20/38 (144A)
‡
249,004,000 249,126,161
KKR CLO 37 Ltd. 37A AR, CME Term SOFR 3 Month + 1.1700%, 4.8452%,
4/20/38 (144A)
‡
75,600,000 75,610,251
KKR CLO 37 Ltd. 37A BR, CME Term SOFR 3 Month + 1.6500%, 5.3252%,
4/20/38 (144A)
‡
8,000,000 8,029,738
KKR CLO 38 Ltd. 38A A2R, CME Term SOFR 3 Month + 1.5000%, 5.1788%,
1/15/38 (144A)
‡
7,000,000 7,009,440
KKR CLO 44 Ltd. 44A A2R, CME Term SOFR 3 Month + 1.5000%, 5.1752%,
1/20/39 (144A)
‡
5,000,000 5,002,498
KKR CLO 44 Ltd. 44A BR, CME Term SOFR 3 Month + 1.7000%, 5.3752%,
1/20/39 (144A)
‡
25,000,000 25,128,180
KKR CLO 45a Ltd. 2024-45A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9931%, 7/15/38 (144A)
‡
10,000,000 10,024,236
KKR CLO 48 Ltd. 48A AR, CME Term SOFR 3 Month + 1.2800%, 4.9476%,
10/20/38 (144A)
‡
66,600,000 66,739,600
KKR CLO 52 Ltd. 2023-52A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9995%, 7/16/38 (144A)
‡
80,000,000 80,195,312
KKR CLO 54 Ltd. 2024-54A A, CME Term SOFR 3 Month + 1.3200%, 4.9931%,
1/15/38 (144A)
‡
93,000,000 93,226,855
KKR CLO 56 Ltd. 2024-56A A1, CME Term SOFR 3 Month + 1.4000%, 5.0731%,
10/15/37 (144A)
‡
28,000,000 28,058,204
KKR CLO 58 Ltd. 2025-58A A1, CME Term SOFR 3 Month + 1.2900%, 4.9631%,
10/15/38 (144A)
‡
107,830,000 108,070,881
KKR CLO 61 Ltd. 2025-61A A1, CME Term SOFR 3 Month + 1.4500%, 5.1231%,
7/15/37 (144A)
‡
56,000,000 56,078,977
KKR Financial CLO Ltd. 2013-1A A2R3, CME Term SOFR 3 Month + 1.5100%,
5.1831%, 10/15/38 (144A)
‡
6,000,000 6,002,102
LCM 40 Ltd. 40A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0431%, 1/15/38
(144A)
‡
73,150,000 73,289,665
LCM 41 Ltd. 41A A1R, CME Term SOFR 3 Month + 1.2000%, 4.8731%, 4/15/36
(144A)
‡
25,000,000 25,011,540
LCM 42 Ltd. 42A A1, CME Term SOFR 3 Month + 1.3800%, 5.0531%, 1/15/38
(144A)
‡
48,000,000 48,095,606
Madison Park Funding LI Ltd. 2021-51A A1R, CME Term SOFR 3 Month +
1.2300%, 4.9052%, 10/19/38 (144A)
‡
66,750,000 66,857,067
Madison Park Funding LV Ltd. 2022-55A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0352%, 7/18/37 (144A)
‡
4,279,000 4,287,724
Madison Park Funding LVII Ltd. 2022-57A A2R, CME Term SOFR 3 Month +
1.5000%, 5.1666%, 7/27/34 (144A)
‡
16,500,000 16,530,372
Madison Park Funding LVII Ltd. 2022-57A BR, CME Term SOFR 3 Month +
1.7000%, 5.3666%, 7/27/34 (144A)
‡
10,500,000 10,530,311

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding LXI Ltd. 2023-61A AR, CME Term SOFR 3 Month +
1.2200%, 4.8952%, 1/20/39 (144A)
‡
$ 115,000,000 $ 115,118,370
Madison Park Funding LXII Ltd. 2022-62A BR2, CME Term SOFR 3 Month +
1.7500%, 5.4295%, 7/16/38 (144A)
‡
17,000,000 17,081,041
Madison Park Funding LXIX Ltd. 2024-69A A2, CME Term SOFR 3 Month +
1.7100%, 5.3766%, 7/25/37 (144A)
‡
10,000,000 10,024,087
Madison Park Funding LXV Ltd. 2025-65A A1, CME Term SOFR 3 Month +
1.3000%, 4.9795%, 7/16/38 (144A)
‡
115,500,000 115,775,456
Madison Park Funding LXXI Ltd. 2025-71A A1, CME Term SOFR 3 Month +
1.1400%, 4.8061%, 4/23/38 (144A)
‡
125,580,000 125,442,352
Madison Park Funding LXXIII Ltd. 2025-73A A1, CME Term SOFR 3 Month +
1.3000%, 4.9804%, 10/17/38 (144A)
‡
50,000,000 50,121,335
Madison Park Funding LXXIII Ltd. 2025-73A A2, CME Term SOFR 3 Month +
1.5500%, 5.2304%, 10/17/38 (144A)
‡
12,000,000 12,014,102
Madison Park Funding XL-R Ltd. 2025-40RA A, CME Term SOFR 3 Month +
1.2900%, 4.9695%, 10/16/38 (144A)
‡
70,985,000 71,144,567
Madison Park Funding XLV Ltd. 2020-45A BRR, CME Term SOFR 3 Month +
1.6500%, 5.3231%, 7/15/34 (144A)
‡
15,000,000 15,015,003
Madison Park Funding XLVIII Ltd. 2021-48A AR, CME Term SOFR 3 Month +
1.2200%, 4.8952%, 1/19/39 (144A)
‡
20,000,000 20,019,926
Madison Park Funding XVII Ltd. 2015-17A AR3, CME Term SOFR 3 Month +
1.3500%, 5.0221%, 10/21/37 (144A)
‡
30,000,000 30,072,822
Madison Park Funding XXII Ltd. 2016-22A AR2, CME Term SOFR 3 Month +
1.3100%, 4.9831%, 1/15/38 (144A)
‡
23,000,000 23,055,136
Madison Park Funding XXIX Ltd. 2018-29A A1R2, CME Term SOFR 3 Month +
1.1800%, 4.8552%, 3/25/38 (144A)
‡
87,340,000 87,339,362
Madison Park Funding XXVIII Ltd. 2018-28A A2R, CME Term SOFR 3 Month +
1.5500%, 5.2231%, 1/15/38 (144A)
‡
15,575,000 15,605,096
Madison Park Funding XXXII Ltd. 2018-32A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.0236%, 7/22/37 (144A)
‡
53,370,000 53,481,767
Madison Park Funding XXXII Ltd. 2018-32A A2R2, CME Term SOFR 3 Month +
1.5600%, 5.2236%, 7/22/37 (144A)
‡
24,000,000 24,059,462
Madison Park Funding XXXV Ltd. 2019-35A A1R2, CME Term SOFR 3 Month +
1.2200%, 4.7992%, 2/13/39 (144A)
‡
10,000,000 10,004,997
Madison Park Funding XXXVIII Ltd. 2021-38A A1R, CME Term SOFR 3 Month +
1.2400%, 4.9204%, 10/17/38 (144A)
‡
128,000,000 128,237,696
Magnetite XL Ltd. 2024-40A A1, CME Term SOFR 3 Month + 1.4500%, 5.1231%,
7/15/37 (144A)
‡
12,000,000 12,018,815
Magnetite Xli Ltd. 2024-41A A, CME Term SOFR 3 Month + 1.2900%, 4.9566%,
1/25/38 (144A)
‡
36,250,000 36,347,458
Magnetite XXIII Ltd. 2019-23A BR2, CME Term SOFR 3 Month + 1.3500%,
5.0166%, 1/25/35 (144A)
‡
10,000,000 10,013,377
Magnetite XXVI Ltd. 2020-26A AR2, CME Term SOFR 3 Month + 1.1500%,
4.8166%, 1/25/38 (144A)
‡
51,815,000 51,778,160
Magnetite XXVII Ltd. 2020-27A ARR, CME Term SOFR 3 Month + 1.2300%,
4.9052%, 10/20/38 (144A)
‡
55,750,000 55,848,789
Magnetite XXXII Ltd. 2022-32A AR, CME Term SOFR 3 Month + 1.1500%,
4.8231%, 10/15/37 (144A)
‡
175,000,000 174,823,723
Magnetite XXXII Ltd. 2022-32A AJR, CME Term SOFR 3 Month + 1.3800%,
5.0531%, 10/15/37 (144A)
‡
10,000,000 10,018,920
Magnetite XXXV Ltd. 2022-35A A1RR, CME Term SOFR 3 Month + 1.2000%,
4.8666%, 1/25/39 (144A)
‡
125,000,000 125,066,037
Magnetite XXXVII Ltd. 2023-37A A1R, CME Term SOFR 3 Month + 1.2000%,
4.8666%, 10/25/38 (144A)
‡
10,850,000 10,856,100

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
16 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Man US CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.5500%, 5.2252%,
7/20/37 (144A)
‡
$ 25,000,000 $ 25,046,598
Marble Point CLO XIX Ltd. 2020-3A AR2, CME Term SOFR 3 Month + 1.3000%,
4.9752%, 10/19/38 (144A)
‡
30,500,000 30,563,586
Marble Point CLO XVII Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4400%,
5.1152%, 7/20/37 (144A)
‡
27,200,000 27,232,792
Marble Point CLO XXI Ltd. 2021-3A A2R, CME Term SOFR 3 Month + 1.4000%,
5.0804%, 10/17/34 (144A)
‡
10,000,000 9,998,388
Meacham Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5300%,
5.2052%, 10/20/37 (144A)
‡
10,000,000 10,023,621
Menlo CLO III Ltd. 2025-3A A, CME Term SOFR 3 Month + 1.3000%, 4.9795%,
10/16/38 (144A)
‡
35,000,000 35,084,574
MidOcean Credit CLO XI Ltd. 2022-11A A1R2, CME Term SOFR 3 Month +
1.2100%, 4.8852%, 1/18/36 (144A)
‡
49,500,000 49,499,124
MidOcean Credit CLO XXI 2025-21A A1, CME Term SOFR 3 Month + 1.2600%,
4.9352%, 10/20/38 (144A)
‡
29,750,000 29,813,689
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2R, CME Term SOFR 3 Month
+ 1.5500%, 5.2252%, 1/20/37 (144A)
‡
11,000,000 10,999,815
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month +
1.2900%, 4.9561%, 10/23/37 (144A)
‡
47,800,000 47,896,733
Mountain View CLO XIV Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.3950%,
5.2202%, 10/15/34 (144A)
‡
16,000,000 16,025,085
Mountain View CLO XVI Ltd. 2022-1A A1RR, CME Term SOFR 3 Month +
1.3300%, 5.0031%, 3/15/38 (144A)
‡
30,000,000 30,070,716
Navesink CLO 3 Ltd. 2025-3A A1, CME Term SOFR 3 Month + 1.4800%, 5.1531%,
7/15/37 (144A)
‡
130,000,000 130,182,078
Navesink CLO 4 Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.2800%, 4.9531%,
10/15/37 (144A)
‡
50,250,000 50,348,173
Neuberger Berman CLO XXI Ltd. 2016-21A A1R3, CME Term SOFR 3 Month +
1.3200%, 4.9952%, 1/20/39 (144A)
‡
16,170,000 16,205,778
Neuberger Berman CLO XXII Ltd. 2016-22A A2R3, CME Term SOFR 3 Month +
1.5000%, 5.1804%, 4/17/40 (144A)
‡
12,000,000 12,017,753
Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A AR2, CME Term SOFR 3
Month + 1.3600%, 5.0352%, 10/19/38 (144A)
‡
30,000,000 30,058,212
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, CME Term SOFR
3 Month + 1.3600%, 5.0352%, 10/18/38 (144A)
‡
3,000,000 3,005,818
Neuberger Berman Loan Advisers CLO 28 Ltd. 2018-28A A2R, CME Term SOFR
3 Month + 1.5500%, 5.2252%, 10/20/38 (144A)
‡
10,000,000 10,022,003
Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A AR2, CME Term SOFR 3
Month + 1.2300%, 4.9052%, 1/20/39 (144A)
‡
45,000,000 45,060,354
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR2, CME Term SOFR
3 Month + 1.2200%, 4.8995%, 4/16/39 (144A)
‡
83,525,000 83,629,264
Neuberger Berman Loan Advisers CLO 34 Ltd. 2019-34A A1R2, CME Term SOFR
3 Month + 1.3000%, 4.9752%, 7/20/39 (144A)
‡
72,875,000 73,062,937
Neuberger Berman Loan Advisers CLO 36R Ltd. 2020-36RA A, CME Term SOFR
3 Month + 1.2700%, 4.9452%, 7/20/39 (144A)
‡
67,000,000 67,147,186
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A AR, CME Term SOFR 3
Month + 1.2300%, 4.9095%, 10/16/37 (144A)
‡
140,940,000 141,135,498
Neuberger Berman Loan Advisers CLO 44 Ltd. 2021-44A BR, CME Term SOFR 3
Month + 1.5000%, 5.1795%, 10/16/35 (144A)
‡
17,995,000 18,028,609
Neuberger Berman Loan Advisers CLO 50 Ltd. 2022-50A BR2, CME Term SOFR
3 Month + 1.3500%, 5.0161%, 7/23/36 (144A)
‡
15,750,000 15,759,891
Neuberger Berman Loan Advisers CLO 51 Ltd. 2022-51A BR2, CME Term SOFR 3
Month + 1.4000%, 5.0661%, 10/23/36 (144A)
‡
40,375,000 40,402,378

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Neuberger Berman Loan Advisers CLO 60 Ltd. 2025-60A A1, CME Term SOFR 3
Month + 1.3500%, 5.0136%, 4/22/37 (144A)
‡
$ 24,060,000 $ 24,122,469
Neuberger Berman Loan Advisers CLO 60 Ltd. 2025-60A B, CME Term SOFR 3
Month + 1.8000%, 5.4636%, 4/22/39 (144A)
‡
35,000,000 35,166,145
Neuberger Berman Loan Advisers CLO 61 Ltd. 2025-61A A2, CME Term SOFR 3
Month + 1.5800%, 5.2604%, 7/17/39 (144A)
‡
11,000,000 11,014,354
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 2024-2A
A1R, CME Term SOFR 3 Month + 1.3400%, 5.0152%, 4/20/38 (144A)
‡
150,000,000 150,360,495
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 2024-2A
A2R, CME Term SOFR 3 Month + 1.6000%, 5.2752%, 4/20/38 (144A)
‡
10,000,000 10,024,870
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A A2R, CME Term
SOFR 3 Month + 1.5400%, 5.2071%, 10/24/37 (144A)
‡
33,000,000 33,069,726
New Mountain CLO 2 Ltd. CLO-2A A1R, CME Term SOFR 3 Month + 1.3600%,
5.0331%, 1/15/38 (144A)
‡
105,420,000 105,687,303
New Mountain CLO 3 Ltd. CLO-3A A1R, CME Term SOFR 3 Month + 1.3300%,
5.0052%, 10/20/38 (144A)
‡
33,900,000 33,980,028
New Mountain CLO 5 Ltd. CLO-5A AR, CME Term SOFR 3 Month + 1.2500%,
4.9252%, 7/20/36 (144A)
‡
96,930,000 97,067,175
New Mountain CLO 6 Ltd. CLO-6A A, CME Term SOFR 3 Month + 1.4000%,
5.0752%, 10/15/37 (144A)
‡
62,500,000 62,632,688
New Mountain CLO 8 Ltd. CLO-8A A1, CME Term SOFR 3 Month + 1.2700%,
4.9452%, 10/20/38 (144A)
‡
30,000,000 30,059,385
NGC CLO 2 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.2300%, 4.9052%,
4/20/38 (144A)
‡
15,000,000 15,017,240
NYACK Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.2300%,
4.9052%, 10/20/38 (144A)
‡
12,020,000 12,041,143
NYACK Park CLO Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.4500%,
5.1252%, 10/20/38 (144A)
‡
9,000,000 9,014,506
Oaktree CLO Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.1900%, 4.8631%,
1/15/38 (144A)
‡
56,100,000 56,107,921
Oaktree CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3500%, 5.0231%,
1/15/38 (144A)
‡
87,750,000 87,950,219
Oaktree CLO Ltd. 2019-3A A2R2, CME Term SOFR 3 Month + 1.5800%,
5.2552%, 1/20/38 (144A)
‡
20,200,000 20,250,197
Obra CLO 2 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.5400%, 5.2152%,
7/20/38 (144A)
‡
38,465,000 38,569,317
Ocean Trails CLO 8 2020-8A A2R2, CME Term SOFR 3 Month + 1.5700%,
5.2431%, 3/15/38 (144A)
‡
22,200,000 22,242,375
Ocean Trails CLO XIV Ltd. 2023-14A AR, CME Term SOFR 3 Month + 1.3400%,
5.0152%, 1/20/38 (144A)
‡
144,000,000 144,308,246
OCP CLO Ltd. 2023-26A AR, CME Term SOFR 3 Month + 1.0800%, 4.7604%,
4/17/37 (144A)
‡
25,500,000 25,496,637
OCP CLO Ltd. 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0452%,
7/20/37 (144A)
‡
132,000,000 132,284,935
OCP CLO Ltd. 2020-18A A1R2, CME Term SOFR 3 Month + 1.3700%, 5.0452%,
7/20/37 (144A)
‡
20,200,000 20,244,143
OCP CLO Ltd. 2019-17A AR2, CME Term SOFR 3 Month + 1.4000%, 5.0752%,
7/20/37 (144A)
‡
10,500,000 10,521,810
OCP CLO Ltd. 2024-38A A, CME Term SOFR 3 Month + 1.3300%, 5.0021%,
1/21/38 (144A)
‡
11,690,000 11,716,216
OCP CLO Ltd. 2026-49A A, CME Term SOFR 3 Month + 1.1500%, 4.8291%,
4/16/38 (144A)
‡
3,150,000 3,147,927
OCP CLO Ltd. 2025-45A A, CME Term SOFR 3 Month + 1.2300%, 4.9031%,
10/15/38 (144A)
‡
15,000,000 15,022,624

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
18 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon 52 Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.6000%, 5.2661%,
7/23/37 (144A)
‡
$ 10,000,000 $ 10,024,769
Octagon 55 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.2600%, 4.9352%,
3/20/38 (144A)
‡
13,250,000 13,281,107
Octagon 60 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 1.5800%, 5.2552%,
10/20/37 (144A)
‡
15,000,000 15,035,520
Octagon 65 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5800%, 5.2461%,
10/23/37 (144A)
‡
18,750,000 18,794,342
Octagon 66 Ltd. 2022-1A BR2, CME Term SOFR 3 Month + 1.6000%, 5.3523%,
2/16/37 (144A)
‡
10,000,000 10,036,018
Octagon 67 Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.4500%, 5.1166%,
7/25/38 (144A)
‡
30,000,000 30,047,808
Octagon 68 Ltd. 2023-1A A2R, CME Term SOFR 3 Month + 1.5000%, 5.1752%,
10/20/38 (144A)
‡
15,500,000 15,509,260
Octagon 69 Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.6600%, 5.3271%,
7/24/37 (144A)
‡
10,000,000 10,024,541
Octagon 70 Alto Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.1400%,
4.8152%, 10/20/36 (144A)
‡
40,000,000 39,976,964
Octagon 71 Ltd. 2024-1A A2R, CME Term SOFR 3 Month + 1.5000%, 5.3752%,
4/18/37 (144A)
‡
15,000,000 15,026,857
Octagon 74 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.1300%, 4.7936%,
4/22/38 (144A)
‡
31,000,000 30,968,997
Octagon Investment Partners 20-R Ltd. 2019-4A A1RR, CME Term SOFR 3 Month
+ 1.4000%, 5.0393%, 8/12/37 (144A)
‡
30,000,000 30,043,146
Octagon Investment Partners 29 Ltd. 2016-1A A1R2, CME Term SOFR 3 Month +
1.4200%, 5.0952%, 7/18/37 (144A)
‡
68,200,000 68,284,732
Octagon Investment Partners 29 Ltd. 2016-1A A2R2, CME Term SOFR 3 Month +
1.6200%, 5.2952%, 7/18/37 (144A)
‡
10,000,000 10,024,439
Octagon Investment Partners 32 Ltd. 2017-1A A1R3, CME Term SOFR 3 Month +
1.3800%, 5.0531%, 10/31/37 (144A)
‡
87,000,000 87,185,136
Octagon Investment Partners 42 Ltd. 2019-3A A1RR, CME Term SOFR 3 Month +
1.3600%, 5.0331%, 7/15/37 (144A)
‡
99,000,000 99,144,283
Octagon Investment Partners 42 Ltd. 2019-3A BRR, CME Term SOFR 3 Month +
1.8000%, 5.4731%, 7/15/37 (144A)
‡
8,500,000 8,537,544
Octagon Investment Partners 48 Ltd. 2020-3A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.0331%, 1/15/38 (144A)
‡
28,665,000 28,719,681
Octagon Investment Partners 49 Ltd. 2020-5A ARR, CME Term SOFR 3 Month +
1.1200%, 4.7931%, 4/15/37 (144A)
‡
94,200,000 94,120,712
OFSI BSL XV CLO Ltd. 2025-15A A1, CME Term SOFR 3 Month + 1.2400%,
4.9152%, 3/31/38 (144A)
‡
168,450,000 168,800,679
OHA Credit Funding 10-R Ltd. 2021-10RA A1, CME Term SOFR 3 Month +
1.2600%, 4.9352%, 7/18/37 (144A)
‡
10,045,000 10,040,179
OHA Credit Funding 15-R Ltd. 2023-15RA A, CME Term SOFR 3 Month +
1.2900%, 4.9652%, 7/20/38 (144A)
‡
23,850,000 23,915,382
OHA Credit Funding 16-R Ltd. 2023-16RA A1, CME Term SOFR 3 Month +
1.2000%, 4.8752%, 10/20/38 (144A)
‡
21,500,000 21,512,094
OHA Credit Funding 2 Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.2400%,
4.9121%, 1/21/38 (144A)
‡
20,610,000 20,641,300
OHA Credit Funding 21 Ltd. 2025-21A A1, CME Term SOFR 3 Month + 1.2500%,
4.9252%, 10/20/38 (144A)
‡
10,000,000 10,024,317
OHA Credit Funding 24 Ltd. 2025-24A A2, CME Term SOFR 3 Month + 1.4200%,
5.0931%, 1/20/39 (144A)
‡
16,000,000 15,998,619
OHA Credit Funding 5 Ltd. 2020-5A AR, CME Term SOFR 3 Month + 1.3500%,
5.0252%, 10/18/37 (144A)
‡
49,750,000 49,847,396

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 19
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OHA Credit Funding 7 Ltd. 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%,
4.9552%, 7/19/38 (144A)
‡
$ 10,000,000 $ 10,016,590
OHA Credit Partners XIV Ltd. 2017-14A A2R, CME Term SOFR 3 Month +
1.5700%, 5.2421%, 7/21/37 (144A)
‡
20,000,000 20,048,802
OHA Credit Partners XVII Ltd. 2024-17A A, CME Term SOFR 3 Month + 1.3200%,
4.9952%, 1/18/38 (144A)
‡
15,056,000 15,089,283
Orion CLO Ltd. 2024-3A A, CME Term SOFR 3 Month + 1.5600%, 5.2266%,
7/25/37 (144A)
‡
10,000,000 10,019,238
Orion CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.2200%, 4.8866%,
10/25/38 (144A)
‡
158,950,000 159,184,435
Palmer Square CLO Ltd. 2024-1A AR, CME Term SOFR 3 Month + 1.2400%,
4.9131%, 4/15/37 (144A)
‡
152,000,000 152,227,422
Palmer Square CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4000%,
5.0752%, 7/20/37 (144A)
‡
17,000,000 17,023,572
Palmer Square CLO Ltd. 2022-3A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2252%, 7/20/37 (144A)
‡
15,400,000 15,437,824
Palmer Square CLO Ltd. 2022-3A B1R, CME Term SOFR 3 Month + 1.6000%,
5.2752%, 7/20/37 (144A)
‡
9,000,000 9,029,945
Palmer Square CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.2500%,
4.9252%, 1/20/38 (144A)
‡
28,350,000 28,396,466
Palmer Square CLO Ltd. 2019-1A A1R2, CME Term SOFR 3 Month + 1.2500%,
4.9025%, 8/14/38 (144A)
‡
51,250,000 51,352,510
Palmer Square CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2500%,
4.9252%, 10/20/38 (144A)
‡
27,540,000 27,600,340
Palmer Square CLO Ltd. 2023-3A BR, CME Term SOFR 3 Month + 1.5500%,
5.2252%, 1/20/39 (144A)
‡
22,500,000 22,597,601
Parallel Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3900%, 5.0652%,
7/20/36 (144A)
‡
44,390,000 44,466,990
Park Blue CLO 2024-VI Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.3400%,
5.0066%, 1/25/38 (144A)
‡
75,695,000 75,893,578
Park Blue CLO 2025-VII Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.2200%,
4.8866%, 4/25/38 (144A)
‡
29,750,000 29,779,830
Park Blue CLO 2025-X Ltd. 2025-10A A1, CME Term SOFR 3 Month + 1.2800%,
4.9521%, 1/20/39 (144A)
‡
10,000,000 10,023,587
Park Blue CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.4800%,
5.1552%, 4/20/37 (144A)
‡
17,350,000 17,396,205
Peace Park CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.2500%,
4.9252%, 10/20/38 (144A)
‡
50,150,000 50,260,280
Pikes Peak CLO 12 Ltd. 2023-12A AR, CME Term SOFR 3 Month + 1.2200%,
4.8952%, 4/20/38 (144A)
‡
41,700,000 41,742,067
Pikes Peak CLO 14 Ltd. 2023-14A A2R, CME Term SOFR 3 Month + 1.7000%,
5.3752%, 7/20/38 (144A)
‡
8,800,000 8,817,256
Pikes Peak CLO 18 2025-18A A1, CME Term SOFR 3 Month + 1.2200%, 4.8952%,
4/20/38 (144A)
‡
17,250,000 17,267,562
Pikes Peak CLO 8 2021-8A A1R, CME Term SOFR 3 Month + 1.3300%, 5.0052%,
1/20/38 (144A)
‡
18,400,000 18,441,245
Pixley Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5200%, 5.1931%,
1/15/37 (144A)
‡
27,000,000 27,046,734
Polen Capital CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.3300%,
5.0397%, 1/20/39 (144A)
‡
20,000,000 20,046,670
Polen Capital CLO Ltd. 2025-2A A2, CME Term SOFR 3 Month + 1.6000%,
5.3097%, 1/20/39 (144A)
‡
12,000,000 12,008,200
Polus Eu CLO XXI DAC 21A B, EURIBOR 3 Month + 2.0000%, 0.0000%,
4/25/39 (144A)
†,‡
EUR 12,990,000 15,276,014

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
20 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Post CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3000%, 4.9752%,
10/20/38 (144A)
‡
$ 10,000,000 $ 10,023,887
PPM CLO 4 Ltd. 2020-4A A1R2, CME Term SOFR 3 Month + 1.3300%, 5.0052%,
3/18/38 (144A)
‡
13,500,000 13,532,382
Rad CLO 12 Ltd. 2021-12A A1AR, CME Term SOFR 3 Month + 1.3200%, 4.9834%,
7/30/40 (144A)
‡
32,770,000 32,855,487
Rad CLO 15 Ltd. 2021-15A A1AR, CME Term SOFR 3 Month + 1.3600%,
5.0352%, 7/20/40 (144A)
‡
50,975,000 51,113,433
Rad CLO 18 Ltd. 2023-18A A1R, CME Term SOFR 3 Month + 1.4000%, 5.0731%,
7/15/37 (144A)
‡
125,000,000 125,167,763
Rad CLO 18 Ltd. 2023-18A A2R, CME Term SOFR 3 Month + 1.7000%, 5.3731%,
7/15/37 (144A)
‡
20,000,000 20,048,370
RAD CLO 21 Ltd. 2023-21A A1R, CME Term SOFR 3 Month + 1.0700%, 4.7366%,
1/25/37 (144A)
‡
65,540,000 65,529,566
Rad CLO 22 Ltd. 2023-22A A1AR, CME Term SOFR 3 Month + 1.2500%,
4.9252%, 10/20/40 (144A)
‡
39,410,000 39,496,536
RAD CLO 26 Ltd. 2024-26A A, CME Term SOFR 3 Month + 1.3700%, 5.0452%,
10/20/37 (144A)
‡
49,250,000 49,342,654
RAD CLO 28 Ltd. 2024-28A A, CME Term SOFR 3 Month + 1.2900%, 4.9652%,
4/20/38 (144A)
‡
10,000,000 10,024,976
Regatta 31 Funding Ltd. 2025-1A A2, CME Term SOFR 3 Month + 1.6000%,
5.2666%, 3/25/38 (144A)
‡
11,710,000 11,759,618
Regatta 32 Funding Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.3400%,
5.0066%, 7/25/38 (144A)
‡
76,940,000 77,138,374
Regatta 35 Funding Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.2900%,
4.9631%, 10/15/38 (144A)
‡
18,500,000 18,546,898
Regatta VI Funding Ltd. 2016-1A A1R3, CME Term SOFR 3 Month + 1.2500%,
4.9252%, 10/20/38 (144A)
‡
72,715,000 72,874,813
Regatta VIII Funding Ltd. 2017-1A A1R2, CME Term SOFR 3 Month + 1.2800%,
0.0000%, 4/17/37 (144A)
†,‡
84,750,000 85,004,250
Regatta XI Funding Ltd. 2018-1A AR, CME Term SOFR 3 Month + 1.4000%,
5.0804%, 7/17/37 (144A)
‡
70,000,000 70,096,243
Regatta XIX Funding Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2400%,
4.9152%, 10/20/38 (144A)
‡
175,000,000 175,358,907
Regatta XVII Funding Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.3800%,
5.0531%, 10/15/37 (144A)
‡
22,350,000 22,395,587
Regatta XVIII Funding Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.1600%,
4.8331%, 4/15/38 (144A)
‡
160,696,724 160,622,498
Regatta XX Funding Ltd. 2021-2A AR, CME Term SOFR 3 Month + 1.1800%,
4.8531%, 1/15/38 (144A)
‡
14,799,000 14,796,070
Regatta XXII Funding Ltd. 2022-2A A1R2, CME Term SOFR 3 Month + 1.2600%,
4.9331%, 1/15/39 (144A)
‡
60,000,000 60,143,880
Regatta XXII Funding Ltd. 2022-2A A2R2, CME Term SOFR 3 Month + 1.4900%,
5.1631%, 1/15/39 (144A)
‡
10,000,000 10,024,412
Regatta XXIII Funding Ltd. 2021-4A A1R, CME Term SOFR 3 Month + 1.2200%,
4.8931%, 10/15/38 (144A)
‡
128,715,000 128,922,772
Regatta XXIII Funding Ltd. 2021-4A A2R, CME Term SOFR 3 Month + 1.4500%,
5.1231%, 10/15/38 (144A)
‡
10,000,000 10,004,734
Regatta XXIV Funding Ltd. 2021-5A AR, CME Term SOFR 3 Month + 1.3200%,
4.9952%, 1/20/38 (144A)
‡
49,655,000 49,765,562
Regatta XXV Funding Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.0131%, 7/15/38 (144A)
‡
33,240,000 33,324,024
Regatta XXVI Funding Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.2500%,
4.9166%, 1/25/39 (144A)
‡
125,000,000 125,277,700

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 21
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Rockford Tower CLO Ltd. 2021-3A A2R, CME Term SOFR 3 Month + 1.6500%,
5.3231%, 1/15/38 (144A)
‡
$ 14,000,000 $ 14,032,175
Rockland Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3000%,
4.9752%, 7/20/38 (144A)
‡
38,400,000 38,498,565
Rockland Park CLO Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2252%, 7/20/38 (144A)
‡
10,000,000 10,027,387
RR 18 Ltd. 2021-18A A1AR, CME Term SOFR 3 Month + 1.2900%, 4.9631%,
7/15/40 (144A)
‡
35,000,000 35,086,411
RR 20 Ltd. 2022-20A A2R, CME Term SOFR 3 Month + 1.5500%, 5.2231%,
7/15/37 (144A)
‡
25,000,000 25,057,945
RR 21 Ltd. 2022-21A A1BR, CME Term SOFR 3 Month + 1.6000%, 5.2731%,
7/15/39 (144A)
‡
15,000,000 15,037,227
RR 24 Ltd. 2022-24A A1A2, CME Term SOFR 3 Month + 1.3100%, 4.9831%,
1/15/37 (144A)
‡
20,000,000 20,051,310
RR 27 Ltd. 2023-27A A1AR, CME Term SOFR 3 Month + 1.2300%, 4.9031%,
10/15/40 (144A)
‡
15,875,000 15,902,610
RR 28 Ltd. 2024-28RA ABR2, CME Term SOFR 3 Month + 1.5000%, 5.1809%,
4/15/41 (144A)
‡
24,200,000 24,265,502
RR 40 Ltd. 2025-40A A1, CME Term SOFR 3 Month + 1.3400%, 5.0131%, 7/15/38
(144A)
‡
13,800,000 13,834,994
RR 42 Ltd. 2025-42A A2R, CME Term SOFR 3 Month + 1.6000%, 5.2731%,
10/15/40 (144A)
‡
10,000,000 10,043,779
RR 5 Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.5000%, 5.1731%, 7/15/39
(144A)
‡
54,000,000 54,054,562
RR 8 Ltd. 2020-8A A1A2, CME Term SOFR 3 Month + 1.2300%, 4.9031%,
1/15/39 (144A)
‡
120,000,000 120,188,196
RR 8 Ltd. 2020-8A A1B2, CME Term SOFR 3 Month + 1.4600%, 5.1331%, 1/15/39
(144A)
‡
6,250,000 6,251,112
Sagard-Halseypoint CLO 10 Ltd. 2025-10A A1, CME Term SOFR 3 Month +
1.3500%, 5.0252%, 10/20/38 (144A)
‡
75,000,000 75,187,470
Sagard-Halseypoint CLO 8 Ltd. 2024-8A A1, CME Term SOFR 3 Month +
1.3900%, 5.0534%, 1/30/38 (144A)
‡
45,500,000 45,591,632
Sandstone Peak II Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4100%,
5.0852%, 7/20/38 (144A)
‡
39,650,000 39,718,166
Sandstone Peak IV Ltd. 2025-1A A2, CME Term SOFR 3 Month + 1.5500%,
5.2089%, 1/20/39 (144A)
‡
5,500,000 5,502,589
Sandstone Peak Ltd. 2021-1A A2R2, CME Term SOFR 3 Month + 1.4500%,
5.1231%, 4/15/38 (144A)
‡
13,500,000 13,495,189
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R4, CME Term SOFR 3 Month +
1.7600%, 5.4352%, 4/20/33 (144A)
‡
10,000,000 10,012,727
Saratoga Investment Corp. Senior Loan Fund Ltd. 2022-1A A1R, CME Term SOFR
3 Month + 1.3900%, 5.0652%, 10/20/37 (144A)
‡
50,000,000 50,091,470
Serenity-Peace Park CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2800%,
4.9471%, 10/24/38 (144A)
‡
18,500,000 18,531,555
Signal Peak CLO 1 Ltd. 2014-1A BR4, CME Term SOFR 3 Month + 1.6000%,
5.2804%, 4/17/34 (144A)
‡
16,140,000 16,165,462
Signal Peak CLO 10 Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.1900%,
4.8571%, 1/24/38 (144A)
‡
15,000,000 15,002,525
Signal Peak CLO 11 Ltd. 2024-11A A2, CME Term SOFR 3 Month + 1.6800%,
5.3552%, 7/18/37 (144A)
‡
20,000,000 20,047,790
Signal Peak CLO 12 Ltd. 2022-12A A2R, CME Term SOFR 3 Month + 1.6000%,
5.2752%, 7/18/37 (144A)
‡
8,000,000 8,019,665
Signal Peak CLO 12 Ltd. 2022-12A BR, CME Term SOFR 3 Month + 1.8000%,
5.4752%, 7/18/37 (144A)
‡
7,000,000 7,007,826

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
22 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Signal Peak CLO 14 Ltd. 2024-14A A, CME Term SOFR 3 Month + 1.3000%,
4.9636%, 1/22/38 (144A)
‡
$ 100,000,000 $ 100,212,550
Signal Peak CLO 8 Ltd. 2020-8A A1R, CME Term SOFR 3 Month + 1.3900%,
5.0652%, 10/20/37 (144A)
‡
12,525,000 12,550,017
Signal Peak CLO 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2221%, 1/21/38 (144A)
‡
10,000,000 10,018,750
Silver Point CLO 1 Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9952%, 1/20/38 (144A)
‡
78,200,000 78,389,854
Silver Point CLO 10 Ltd. 2025-10A A1, CME Term SOFR 3 Month + 1.4500%,
5.1231%, 7/15/38 (144A)
‡
18,210,000 18,236,131
Silver Point CLO 10 Ltd. 2025-10A A2, CME Term SOFR 3 Month + 1.6500%,
5.3231%, 7/15/38 (144A)
‡
20,000,000 20,035,110
Silver Point CLO 11 Ltd. 2025-11A A1, CME Term SOFR 3 Month + 1.3500%,
5.0231%, 7/15/38 (144A)
‡
20,800,000 20,851,954
Silver Point CLO 13 Ltd. 2025-13A A1, CME Term SOFR 3 Month + 1.2500%,
4.9231%, 10/15/38 (144A)
‡
41,717,500 41,817,726
Silver Point CLO 14 Ltd. 2025-14A A1, CME Term SOFR 3 Month + 1.2300%,
4.9088%, 1/15/39 (144A)
‡
114,110,000 114,253,607
Silver Point CLO 14 Ltd. 2025-14A A2, CME Term SOFR 3 Month + 1.5000%,
5.1788%, 1/15/39 (144A)
‡
12,000,000 12,005,876
Silver Point CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.0452%, 4/20/38 (144A)
‡
121,000,000 121,234,062
Silver Point CLO 3 Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.2600%,
4.9352%, 1/18/39 (144A)
‡
140,000,000 140,293,244
Silver Point CLO 3 Ltd. 2023-3A A2R, CME Term SOFR 3 Month + 1.5000%,
5.1752%, 1/18/39 (144A)
‡
10,000,000 10,005,354
Silver Point CLO 4 Ltd. 2024-4A A1R, CME Term SOFR 3 Month + 1.3100%,
1.0000%, 4/15/37 (144A)
‡
125,000,000 124,962,500
Silver Point CLO 6 Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.4000%,
5.0731%, 10/15/37 (144A)
‡
9,750,000 9,770,657
Silver Point CLO 7 Ltd. 2024-7A A1, CME Term SOFR 3 Month + 1.3600%,
5.0331%, 1/15/38 (144A)
‡
22,250,000 22,306,884
Silver Rock CLO I Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4200%,
5.0952%, 10/20/37 (144A)
‡
25,000,000 25,057,993
Sixth Street CLO 31 Ltd. 2025-31A A2, CME Term SOFR 3 Month + 1.4300%,
5.1068%, 1/17/39 (144A)
‡
15,000,000 14,998,086
Sixth Street CLO 32 Ltd. 2026-32A A2, CME Term SOFR 3 Month + 1.5000%,
5.1635%, 4/21/39 (144A)
‡
14,000,000 14,025,596
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.0521%, 7/21/37 (144A)
‡
77,550,000 77,724,170
Sixth Street CLO XII Ltd. 2018-12A A1R2, CME Term SOFR 3 Month + 1.2000%,
4.8804%, 1/17/39 (144A)
‡
50,000,000 50,010,035
Sixth Street CLO XII Ltd. 2018-12A A2R2, CME Term SOFR 3 Month + 1.4500%,
5.1304%, 1/17/39 (144A)
‡
10,000,000 10,014,941
Sixth Street CLO XVI Ltd. 2020-16A A2R2, CME Term SOFR 3 Month + 1.3700%,
5.0421%, 1/21/39 (144A)
‡
12,000,000 11,997,044
Sixth Street CLO XVIII Ltd. 2021-18A A1R, CME Term SOFR 3 Month + 1.2500%,
4.9304%, 10/17/38 (144A)
‡
18,000,000 18,043,330
Sixth Street CLO XX Ltd. 2021-20A A2R, CME Term SOFR 3 Month + 1.5700%,
5.2504%, 7/17/38 (144A)
‡
10,000,000 10,013,241
Sound Point CLO 2025R-1 Ltd. 2025-1RA A1, CME Term SOFR 3 Month +
1.3400%, 4.9956%, 2/20/38 (144A)
‡
48,400,000 48,512,428
Sound Point CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.2500%,
4.9231%, 4/15/38 (144A)
‡
10,850,000 10,873,847

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 23
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Sound Point CLO XXXII Ltd. 2021-4A B1R, CME Term SOFR 3 Month + 1.5300%,
5.1966%, 10/25/34 (144A)
‡
$ 47,200,000 $ 47,252,279
Storm King Park CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%,
5.0331%, 10/15/37 (144A)
‡
22,700,000 22,743,514
Sycamore Tree CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.6500%,
5.3252%, 4/20/37 (144A)
‡
148,000,000 148,278,891
Sycamore Tree CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.3900%,
5.0652%, 1/20/38 (144A)
‡
101,550,000 101,741,087
Sycamore Tree CLO Ltd. 2025-6A A1, CME Term SOFR 3 Month + 1.2000%,
4.8752%, 4/20/38 (144A)
‡
13,200,000 13,209,773
Symetra CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2900%, 4.9652%,
4/20/38 (144A)
‡
10,615,000 10,641,612
Symphony CLO 40 Ltd. 2023-40A AR, CME Term SOFR 3 Month + 1.3100%,
4.9790%, 1/5/38 (144A)
‡
86,370,000 86,555,333
Symphony CLO 42 Ltd. 2024-42A A2, CME Term SOFR 3 Month + 1.7000%,
5.3804%, 4/17/37 (144A)
‡
10,000,000 10,024,742
Symphony CLO 46 Ltd. 2024-46A A2, CME Term SOFR 3 Month + 1.5900%,
5.2652%, 1/20/38 (144A)
‡
10,000,000 10,022,742
Symphony CLO 52 Ltd. 2025-52A BR, CME Term SOFR 3 Month + 1.5500%,
5.2151%, 1/20/36 (144A)
‡
9,000,000 9,025,906
Symphony CLO XVIII Ltd. 2016-18A AR4, CME Term SOFR 3 Month + 1.2300%,
4.8961%, 10/23/37 (144A)
‡
170,750,000 170,991,423
Symphony CLO XXXIII Ltd. 2022-33A AR, CME Term SOFR 3 Month + 1.2600%,
4.9271%, 1/24/38 (144A)
‡
30,000,000 30,052,356
Symphony Loan Funding CLO 1 Ltd. 2024-1A A1, CME Term SOFR 3 Month +
1.4300%, 5.0936%, 1/22/38 (144A)
‡
48,800,000 48,865,719
Symphony Loan Funding CLO 1 Ltd. 2024-1A A2, CME Term SOFR 3 Month +
1.6500%, 5.3136%, 1/22/38 (144A)
‡
12,000,000 12,027,578
Tallman Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3300%,
5.0052%, 7/20/38 (144A)
‡
38,000,000 38,093,579
TCW CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4200%, 5.1004%,
7/17/37 (144A)
‡
11,000,000 11,012,551
TCW CLO Ltd. 2019-2A A1R2, CME Term SOFR 3 Month + 1.2700%, 4.9452%,
1/20/38 (144A)
‡
29,750,000 29,817,292
TCW CLO Ltd. 2023-1A AJR, CME Term SOFR 3 Month + 1.6000%, 5.2671%,
3/31/38 (144A)
‡
8,000,000 8,011,262
TCW CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1900%, 4.8652%,
4/20/38 (144A)
‡
53,800,000 53,773,202
TCW CLO Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.2400%, 4.9131%,
1/15/39 (144A)
‡
25,000,000 25,034,433
TCW CLO Ltd. 2023-2A AR, CME Term SOFR 3 Month + 1.2600%, 4.9271%,
1/24/39 (144A)
‡
38,000,000 38,081,464
Texas Debt Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%,
5.3636%, 4/22/37 (144A)
‡
16,000,000 16,039,125
Thompson Park CLO Ltd. 2021-1A B1R, CME Term SOFR 3 Month + 1.5000%,
5.1731%, 4/15/34 (144A)
‡
16,170,000 16,196,160
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%,
5.3868%, 1/18/35 (144A)
‡
8,000,000 8,019,650
Tikehau US CLO VI Ltd. 2024-1A B, CME Term SOFR 3 Month + 1.8500%,
5.5252%, 7/18/37 (144A)
‡
25,100,000 25,115,012
TPG CLO Ltd. 2025-1A B, CME Term SOFR 3 Month + 1.8000%, 5.4731%,
7/15/38 (144A)
‡
9,000,000 9,039,127
TPG CLO Ltd. 2025-2A A2, CME Term SOFR 3 Month + 1.5000%, 5.1721%,
1/21/39 (144A)
‡
11,250,000 11,254,317

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
24 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Tralee CLO V Ltd. 2018-5A A2RR, CME Term SOFR 3 Month + 1.4500%, 5.1252%,
10/20/34 (144A)
‡
$ 11,000,000 $ 11,008,311
Trestles CLO VII Ltd. 2024-7A A1, CME Term SOFR 3 Month + 1.3800%,
5.0466%, 10/25/37 (144A)
‡
10,000,000 10,019,580
Trinitas CLO XXXI Ltd. 2024-31A A1, CME Term SOFR 3 Month + 1.3500%,
5.0136%, 1/22/38 (144A)
‡
23,000,000 23,055,419
Trinitas CLO XXXVII Ltd. 2025-37A A2, CME Term SOFR 3 Month + 1.4500%,
5.1229%, 1/22/39 (144A)
‡
8,000,000 8,001,390
Unity-Peace Park CLO Ltd. 2022-1A BR, CME Term SOFR 3 Month + 1.4000%,
5.0752%, 4/20/35 (144A)
‡
10,000,000 10,006,782
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
5.2347%, 4/15/34 (144A)
‡
5,000,000 5,006,796
Venture 46 CLO Ltd. 2022-46A A1R, CME Term SOFR 3 Month + 1.4500%,
5.1252%, 10/20/37 (144A)
‡
19,000,000 19,025,052
Venture 47 CLO Ltd. 2023-47A A1R, CME Term SOFR 3 Month + 1.5000%,
5.1752%, 4/20/36 (144A)
‡
20,000,000 20,019,050
Venture 48 CLO Ltd. 2023-48A AR, CME Term SOFR 3 Month + 1.3000%,
4.9752%, 10/20/36 (144A)
‡
72,000,000 72,158,998
Voya CLO Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3500%, 5.0252%,
7/20/37 (144A)
‡
10,250,000 10,274,072
Voya CLO Ltd. 2019-1A A1RR, CME Term SOFR 3 Month + 1.3700%, 5.0431%,
10/15/37 (144A)
‡
39,400,000 39,479,253
Voya CLO Ltd. 2020-3A ARR, CME Term SOFR 3 Month + 1.2500%, 4.9221%,
1/20/38 (144A)
‡
133,150,000 133,362,015
Voya CLO Ltd. 2020-2A A1RR, CME Term SOFR 3 Month + 1.3100%, 4.9852%,
1/20/38 (144A)
‡
31,500,000 31,581,865
Voya CLO Ltd. 2021-3A A1R, CME Term SOFR 3 Month + 1.2500%, 4.9231%,
4/15/38 (144A)
‡
85,900,000 86,066,964
Voya CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.1300%, 4.8052%,
4/20/38 (144A)
‡
22,750,000 22,728,540
Voya CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.2100%, 4.8852%,
1/20/39 (144A)
‡
100,000,000 100,060,670
Voya Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.5800%, 5.2552%, 7/20/37
(144A)
‡
12,000,000 12,028,878
Warwick Capital CLO 4 Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.4000%,
5.0752%, 7/20/37 (144A)
‡
10,000,000 10,021,135
Wehle Park CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2400%,
4.9121%, 10/21/38 (144A)
‡
24,750,000 24,800,337
Wellfleet CLO Ltd. 2021-3A AR, CME Term SOFR 3 Month + 1.2000%, 4.8731%,
1/15/35 (144A)
‡
60,000,000 60,009,306
Wellfleet CLO Ltd. 2022-1A A1RN, CME Term SOFR 3 Month + 1.4200%,
5.0931%, 7/15/37 (144A)
‡
44,000,000 44,049,223
Wellington Management CLO 5 Ltd. 2025-5A A, CME Term SOFR 3 Month +
1.2900%, 4.9652%, 10/18/38 (144A)
‡
26,350,000 26,408,913
Whitebox CLO I Ltd. 2019-1A A1R3, CME Term SOFR 3 Month + 1.1800%,
4.8471%, 1/24/37 (144A)
‡
130,000,000 129,856,935
Whitebox CLO I Ltd. 2019-1A A2R3, CME Term SOFR 3 Month + 1.4100%,
5.0771%, 1/24/37 (144A)
‡
10,000,000 10,020,077
Whitebox CLO II Ltd. 2020-2A A1R2, CME Term SOFR 3 Month + 1.3800%,
5.0471%, 10/24/37 (144A)
‡
64,117,955 64,240,356
Whitebox CLO III Ltd. 2021-3A A1R, CME Term SOFR 3 Month + 1.2700%,
4.9431%, 10/15/35 (144A)
‡
20,000,000 20,018,622
Whitebox CLO IV Ltd. 2023-4A A1R, CME Term SOFR 3 Month + 1.4900%,
5.1652%, 4/20/36 (144A)
‡
125,000,000 125,084,000

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 25
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Wind River CLO Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.2300%,
4.9021%, 1/20/35 (144A)
‡
$ 15,000,000 $ 15,011,666
Wind River CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3500%,
5.0252%, 7/20/35 (144A)
‡
121,670,000 121,856,557
Wise CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2300%, 4.9052%,
1/20/38 (144A)
‡
39,000,000 39,048,079
Wise CLO Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.2000%, 4.8752%,
4/20/38 (144A)
‡
100,000,000 100,050,700
WISE CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.3300%, 5.0052%,
10/20/38 (144A)
‡
20,000,000 20,047,194
Total Collateralized Loan Obligations (cost $25,987,372,707) 26,001,889,259
Investment Companies - 5 .4%
Money Market Funds - 5 .4%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $1,455,869,962) 1,455,869,962 1,455,869,962
Total Investments (total cost $ 27,443,242,669 ) - 101 .3% 27,457,759,221
Liabilities, net of Cash, Receivables and Other Assets - (1.3%) (359,021,966)
Net Assets - 100.0% $27,098,737,255
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 27,457,759,221 100 .0%

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
26 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 5.4%
Money Market Funds - 5.4%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
$ 196,327,425 $ 14,381,408,133 $ (13,121,785,651) $ (41,791) $ (38,154) $ 1,455,869,962 1,455,869,962 $ 9,534,975

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 27
CME Chicago Mercantile Exchange
DAC Designated Activity Company
EUR Euro
EURIBOR Euro Interbank Offered Rate
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
† The position has not yet settled as of April 30, 2026. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2026 is $26,001,889,259 which represents 96.0% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 26,001,889,259 $ — $ 26,001,889,259
Investment Companies — 1,455,869,962 — 1,455,869,962
Total Assets $ — $ 27,457,759,221 $ — $ 27,457,759,221

Janus Henderson AAA CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
28 April 30, 2026
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $25,987,372,707) $ 26,001,889,259
Affiliated investments, at value (cost $1,455,869,962) 1,455,869,962
Receivables:
Fund units sold 186,836,899
Interest 55,378,625
Due from adviser 41,096
Total Assets 27,700,015,841
Liabilities:
Due to custodian 37,232
Payables:
Investments purchased 489,737,920
Management fees 4,451,983
Distributions 107,051,451
Total Liabilities 601,278,586
Commitments and contingent liabilities
Net Assets $ 27,098,737,255
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 27,139,360,164
Total distributable earnings (loss) (40,622,909)
Total Net Assets $ 27,098,737,255
Net Assets $ 27,098,737,255
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 536,700,000
Net Asset Value Per Share $ 50 .49

Janus Henderson AAA CLO ETF
Statement of Operations
(unaudited)
For the period ended April 2026
Janus Detroit Street Trust 29
See Notes to Financial Statements.
Investment Income:
Interest $ 624,848,815
Dividends from affiliates 9,534,975
Total Investment Income 634,383,790
Expenses:
Management Fees 25,925,729
Total Expenses 25,925,729
Less: Excess Expense Reimbursement and Waivers (248,362)
Net Expenses 25,677,367
Net Investment Income/(Loss) 608,706,423
Net Realized Gain/(Loss) on Investments:
Investments $ (12,722,195)
Investments in affiliates (41,791)
Total Net Realized Gain/(Loss) on Investments $ (12,763,986)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 3,688,884
Investments in affiliates (38,154)
Total Change in Unrealized Net Appreciation/Depreciation $ 3,650,730
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 599,593,167

Janus Henderson AAA CLO ETF
Statements of Changes in Net Assets
30 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 608,706,423 $ 1,127,698,920
Net realized gain/(loss) on investments (12,763,986) (18,818,319)
Change in unrealized net appreciation/depreciation 3,650,730 (27,165,236)
Net Increase/(Decrease) in Net Assets Resulting from Operations 599,593,167 1,081,715,365
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (737,544,940) (1,124,562,458)
Net Decrease from Dividends and Distributions to Shareholders (737,544,940) (1,124,562,458)
Capital Share Transactions 2,029,994,861 11,283,910,727
Net Increase/(Decrease) in Net Assets 1,892,043,088 11,241,063,634
Net Assets: — —
Beginning of Period   25,206,694,167 13,965,630,533
End of Period $ 27,098,737,255 $ 25,206,694,167

Janus Henderson AAA CLO ETF
Financial Highlights
Janus Detroit Street Trust 31
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2026 (unaudited) and each year or period ended
October 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $50.75 $50.83 $50.16 $48.82 $50.49 $49.79
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
1.19 2.73 3.38 3.16 1.26 0.58
Net realized and unrealized gain/(loss) (0.01) 0.01
(2)
0.55 1.02 (2.00) 0.69
Total from Investment Operations 1.18 2.74
(2)
3.93 4.18 (0.74) 1.27
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.44) (2.81) (3.26) (2.84) (0.93) (0.57)
Distributions (from capital gains) — (0.01) — — — —
Total Dividends and Distributions (1.44) (2.82) (3.26) (2.84) (0.93) (0.57)
Net Asset Value, End of Period $50.49 $50.75 $50.83 $50.16 $48.82 $50.49
Total Return
*
2.36% 5.54% 8.09% 8.81% (1.48)% 2.55%
Net assets, End of Period (in thousands) $27,098,737 $25,206,694 $13,965,631 $4,472,073 $1,662,371 $260,002
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.20% 0.20% 0.20% 0.22% 0.24% 0.25%
Ratio of Net Expenses (After Waivers and
Expense Offsets) 0.20% 0.20% 0.20% 0.22% 0.24% 0.25%
Ratio of Net Investment Income/(Loss) 4.74% 5.39% 6.68% 6.37% 2.54% 1.16%
Portfolio Turnover Rate
(3)
49% 94% 51% 47% 55% 42%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson AAA CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2026
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
AAA rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class.
The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
36 April 30, 2026
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.20% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.20% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2027. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers”
on the Statement of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
Daily Net Assets Fee Rate
$0-$1 billion 0.25%
over $1 billion 0.20%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 37
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 2,444,478 shares or 0.46% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(18,747,695) $— $(18,747,695)

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
38 April 30, 2026
book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2026, the Fund had net realized loss of $175,849 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$27,443,242,669 $23,158,943 $(8,642,391) $14,516,552
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold 97,600,000 $ 4,944,123,953 467,150,000 $ 23,685,413,664
Shares repurchased (57,600,000) (2,914,129,092) (245,200,000) (12,401,502,937)
Net Increase/(Decrease) 40,000,000 $ 2,029,994,861 221,950,000 $ 11,283,910,727
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$13,029,523,435 $12,533,930,852 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$3,185,141,930 $3,092,207,868 $— $—

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 39
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93087 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson U.S. Real Estate ETF
Janus Detroit Street Trust

Janus Henderson U.S. Real Estate ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 99.1%
Health Care REITs - 25.9%
Janus Living, Inc. - Class 1* 4,055 $ 106,403
National Healthcare Properties, Inc. - Class A
#
,* 3,319 42,550
Sabra Health Care REIT, Inc. 6,046 124,910
Ventas, Inc. 2,833 248,907
Welltower, Inc. 2,370 515,096
1,037,866
Hotels, Restaurants & Leisure - 2.6%
Hilton Worldwide Holdings, Inc. 326 105,647
Household Durables - 1.4%
DR Horton, Inc. 368 56,621
Industrial REITs - 15.4%
Prologis, Inc. 3,413 484,715
Terreno Realty Corp. 2,021 131,769
616,484
Office REITs - 2.8%
Highwoods Properties, Inc. 4,539 110,343
Real Estate Management & Development - 3.3%
CBRE Group, Inc. - Class A* 932 133,024
Residential REITs - 5.6%
Equity LifeStyle Properties, Inc. 1,480 93,669
Mid-America Apartment Communities, Inc. 1,020 131,764
225,433
Retail REITs - 15.6%
Agree Realty Corp. 1,414 109,034
Federal Realty Investment Trust 1,055 116,999
Macerich Co. (The) 4,405 95,721
NETSTREIT Corp.
#
5,997 123,358
Simon Property Group, Inc. 882 179,672
624,784
Specialized REITs - 26.5%
CubeSmart 2,315 93,711
Digital Realty Trust, Inc. 1,429 287,143
Equinix, Inc. 353 382,239
Lamar Advertising Co. - Class A 840 115,786
Public Storage 614 185,704
1,064,583
Total Common Stocks (cost $3,500,214) 3,974,785
Investment Companies - 0.9%
Money Market Funds - 0.9%
Invesco Government & Agency Portfolio, 3.5850%
∞
(cost $37,605) 37,605 37,605
Investments Purchased with Cash Collateral from Securities Lending - 2.7%
Investment Companies - 2.1%
Janus Henderson Cash Collateral Fund LLC, 3.5866%
£,∞
85,291 85,291
Time Deposits - 0.6%
Royal Bank of Canada, 3.6300%, 5/1/26 $ 21,323 21,323
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $106,614) 106,614
Total Investments (total cost $ 3,644,433 ) - 102.7% 4,119,004
Liabilities, net of Cash, Receivables and Other Assets - (2.7%) (108,043)
Net Assets - 100.0% $4,010,961

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 4,119,004 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investments Purchased
with Cash Collateral
from Securities Lending
- 2.7%
Investment Companies - 2.1%
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
$ 255,753 $ 654,884 $ (825,346) $ – $ – $ 85,291 85,291 $ 1,382
Δ
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 104,386 $ — $ (104,386) $ —
(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b)
Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2026.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 3,974,785 $ — $ — $ 3,974,785
Investment Companies 37,605 — — 37,605
Investments Purchased with Cash
Collateral from Securities Lending — 106,614 — 106,614
Total Assets $ 4,012,390 $ 106,614 $ — $ 4,119,004

Janus Henderson U.S. Real Estate ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $3,559,142)
(1)
$ 4,033,713
Affiliated investments, at value (cost $85,291) 85,291
Receivables:
Investments sold 185
Dividends 462
Affiliated securities lending income, net 2
Total Assets 4,119,653
Liabilities:
Collateral on securities loaned (Note 2) 106,614
Due to custodian 2
Payables:
Management fees 2,076
Total Liabilities 108,692
Commitments and contingent liabilities
Net Assets $ 4,010,961
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 3,530,214
Total distributable earnings (loss) 480,747
Total Net Assets $ 4,010,961
Net Assets $ 4,010,961
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 150,001
Net Asset Value Per Share $ 26 .74
(1) Includes $104,386 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson U.S. Real Estate ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2026
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Investment Income:
Dividends $ 57,037
Affiliated securities lending income, net     1,382
Unaffiliated securities lending income, net 423
Total Investment Income 58,842
Expenses:
Management Fees 11,925
Total Expenses 11,925
Net Investment Income/(Loss) 46,917
Net Realized Gain/(Loss) on Investments:
Investments $ (4,168)
Total Net Realized Gain/(Loss) on Investments $ (4,168)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 490,336
Total Change in Unrealized Net Appreciation/Depreciation $ 490,336
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 533,085

Janus Henderson U.S. Real Estate ETF
Statements of Changes in Net Assets
8 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 46,917 $ 590,093
Net realized gain/(loss) on investments (4,168) 2,267,071
Change in unrealized net appreciation/depreciation 490,336 (2,733,507)
Net Increase/(Decrease) in Net Assets Resulting from Operations 533,085 123,657
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (164,178) (653,401)
Net Decrease from Dividends and Distributions to Shareholders (164,178) (653,401)
Capital Share Transactions — (22,197,234)
Net Increase/(Decrease) in Net Assets 368,907 (22,726,978)
Net Assets: — —
Beginning of Period   3,642,054 26,369,032
End of Period $ 4,010,961 $ 3,642,054

Janus Henderson U.S. Real Estate ETF
Financial Highlights
Janus Detroit Street Trust 9
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2026 (unaudited) and each year or period ended
October 31 2026 2025 2024 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $24.28 $25.11 $19.52 $21.39 $26.90 $25.00
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(2)
0.31 0.56 0.53 0.56 0.38 0.17
Net realized and unrealized gain/(loss) 3.25 (0.77)
(3)
5.60 (1.84) (5.41) 1.80
Total from Investment Operations 3.56 (0.21)
(3)
6.13 (1.28) (5.03) 1.97
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.10) (0.55) (0.54) (0.59) (0.48) (0.07)
Distributions (from capital gains) — (0.07) — — — —
Total Dividends and Distributions (1.10) (0.62) (0.54) (0.59) (0.48) (0.07)
Net Asset Value, End of Period $26.74 $24.28 $25.11 $19.52 $21.39 $26.90
Total Return
*
15.35% (0.76)% 31.69% (6.19)% (18.85)% 7.90%
Net assets, End of Period (in thousands) $4,011 $3,642 $26,369 $4,393 $3,208 $11,435
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.65% 0.65% 0.65% 0.65% 0.65% 0.65%
Ratio of Net Investment Income/(Loss) 2.55% 2.34% 2.23% 2.55% 1.46% 1.84%
Portfolio Turnover Rate
(4)
38% 65% 102% 73% 76% 23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
10 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Real Estate ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The
Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2026
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Concentration Risk
Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $104,386 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2026 is $106,614, resulting in the net amount due to the counterparty of $2,228.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 1 share or 0% of the Fund.
Daily Net Assets Fee Rate
$0-$250 million 0.65%
Next $750 million 0.60%
Over $1 billion 0.50%

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
On June 5, 2026, the Board of Trustees approved a plan to liquidate and terminate the Fund, effective on or about August
11, 2026.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$3,644,433 $514,843 $(40,272) $474,571
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold — $ — 50,000 $ 1,181,299
Shares repurchased — — (950,000) (23,378,533)
Net Increase/(Decrease) — $ — (900,000) $ (22,197,234)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,396,688 $1,538,830 $— $—

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 17
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93088 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Corporate Bond ETF
Janus Detroit Street Trust

Janus Henderson Corporate Bond ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 3.0%
American Airlines Pass-Through Trust, 5.7500%, 5/10/35 $ 384,000 $ 384,026
United Airlines Pass-Through Trust, 3.7500%, 9/3/26 363,339 362,622
Total Asset-Backed Securities (cost $743,798) 746,648
Corporate Bonds - 93.5%
Basic Materials - 3.1%
Barrick Mining Corp., 5.8000%, 11/15/34 175,000 180,601
Dow Chemical Co. (The), 5.6500%, 3/15/36 211,000 210,256
LYB International Finance III LLC, 5.5000%, 3/1/34 248,000 248,728
LYB International Finance III LLC, 5.8750%, 1/15/36 120,000 121,217
760,802
Communications - 11.6%
APLD ComputeCo 2 LLC, 6.7500%, 3/15/31 (144A) 159,000 157,419
AppLovin Corp., 5.5000%, 12/1/34 221,000 220,915
AppLovin Corp., 5.9500%, 12/1/54 126,000 115,581
AT&T, Inc., 5.2500%, 10/30/36 201,000 198,629
AT&T, Inc., 4.5000%, 3/9/48 155,000 124,051
Beignet Investor LLC, 6.5810%, 5/30/49 (144A) 118,000 121,864
Cipher Compute LLC, 7.1250%, 11/15/30 (144A) 116,000 120,235
Comcast Corp., 6.0500%, 5/15/55 85,000 83,528
Edged Compute LLC, 7.5000%, 4/30/31 (144A) 150,000 147,077
Meridian Arc Holdco LLC, 6.2500%, 4/30/31 (144A) 187,000 186,957
Meta Platforms, Inc., 5.2500%, 5/15/36 370,000 368,962
Meta Platforms, Inc., 6.2000%, 5/15/46 247,000 247,299
Orange SA, 4.7500%, 1/13/33 (144A) 252,000 248,814
Snap, Inc., 6.8750%, 3/1/33 (144A) 250,000 243,384
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31 (144A) 38,000 37,284
T-Mobile USA, Inc., 4.9500%, 11/15/35 247,000 241,293
2,863,292
Consumer, Cyclical - 7.8%
Carvana Co., 9.0000%, 6/1/31 (144A)
Ø
341,916 378,243
Flutter Treasury DAC, 5.8750%, 6/4/31 (144A) 243,000 242,091
Hasbro, Inc., 6.0500%, 5/14/34 154,000 161,131
Mattel, Inc., 5.0000%, 11/17/30
#
122,000 122,315
O'Reilly Automotive, Inc., 5.1000%, 3/12/36 125,000 123,689
Penn Entertainment, Inc., 6.7500%, 4/1/31 (144A) 253,000 250,912
Polaris, Inc., 5.6000%, 3/1/31 203,000 202,529
Royal Caribbean Cruises Ltd., 4.7500%, 5/15/33 56,000 54,319
Royal Caribbean Cruises Ltd., 5.2500%, 2/27/38 205,000 195,886
Southwest Airlines Co., 5.2500%, 11/15/35 204,000 193,460
1,924,575
Consumer, Non-cyclical - 13.5%
180 Medical, Inc., 5.3000%, 10/8/35 (144A) 253,000 247,208
AbbVie, Inc., 4.7500%, 3/15/36 100,000 97,784
Aetna, Inc., 6.6250%, 6/15/36 233,000 252,232
CVS Health Corp., 5.7000%, 6/1/34 125,000 129,020
CVS Health Corp., 5.4500%, 9/15/35 120,000 121,132
CVS Health Corp., 5.0500%, 3/25/48 131,000 113,021
CVS Health Corp., 6.2000%, 9/15/55 62,000 61,703
EMD Finance LLC, 4.6250%, 10/15/32 (144A) 150,000 148,403
EMD Finance LLC, 5.0000%, 10/15/35 (144A) 162,000 160,187
Health Care Service Corp., 5.4500%, 6/15/34 (144A) 62,000 62,030
Humana, Inc., 5.3750%, 4/15/31 148,000 150,022
Humana, Inc., 5.9500%, 3/15/34 84,000 86,172
JBS NV, 3.6250%, 1/15/32 336,000 310,720

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Maple Parent Holdings Corp., 5.7000%, 3/26/36 (144A) $ 125,000 $ 125,156
Mars, Inc., 5.0000%, 3/1/32 (144A) 44,000 44,636
Mars, Inc., 5.2000%, 3/1/35 (144A) 367,000 370,275
Mars, Inc., 5.7000%, 5/1/55 (144A) 34,000 33,083
Rollins, Inc., 5.2500%, 2/24/35 208,000 207,737
Royalty Pharma plc, 5.4000%, 9/2/34 184,000 186,471
Solventum Corp., 5.6000%, 3/23/34 75,000 76,672
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 242,000 253,538
Universal Health Services, Inc., 5.0500%, 10/15/34 116,000 111,666
3,348,868
Energy - 9.3%
Antero Midstream Partners LP, 5.7500%, 7/1/34 (144A) 199,000 198,487
Antero Resources Corp., 5.4000%, 2/1/36 313,000 307,413
Columbia Pipelines Holding Co. LLC, 5.0970%, 10/1/31 (144A) 102,000 102,903
Columbia Pipelines Holding Co. LLC, 4.9990%, 11/17/32 (144A) 251,000 249,269
DT Midstream, Inc., 4.1250%, 6/15/29 (144A) 384,000 375,974
Enbridge, Inc., 5.5500%, 6/20/35 308,000 314,733
Energy Transfer LP, 5.0000%, 5/15/50 29,000 24,225
Energy Transfer LP, 5.9500%, 5/15/54 108,000 101,965
Hess Midstream Operations LP, 5.8750%, 3/1/28 (144A) 50,000 50,491
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A) 111,000 110,488
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A) 128,000 124,142
Occidental Petroleum Corp., 5.3750%, 1/1/32 123,000 125,581
Occidental Petroleum Corp., 7.9500%, 6/15/39 73,000 86,244
Occidental Petroleum Corp., 4.1000%, 2/15/47 86,000 62,708
Western Midstream Operating LP, 5.4500%, 4/1/44 59,000 53,010
2,287,633
Financial - 30.3%
Ally Financial, Inc., SOFR + 2.2900%, 6.1840%, 7/26/35
‡
243,000 246,542
Ares Capital Corp., 5.1000%, 1/15/31 127,000 123,169
Atlas Warehouse Lending Co. LP, 4.9500%, 11/15/30 (144A) 250,000 245,830
Atlas Warehouse Lending Co. LP, 5.2500%, 1/15/33 (144A) 252,000 246,436
Bank of America Corp., SOFR + 1.0400%, 4.6950%, 4/23/32
‡
142,000 141,419
Bank of America Corp., SOFR + 1.3100%, 5.5110%, 1/24/36
‡
40,000 40,912
Bank of America Corp., SOFR + 1.1300%, 5.0450%, 2/6/37
‡
188,000 185,091
Blue Owl Capital Corp., 3.1250%, 4/13/27 95,000 92,913
Blue Owl Finance LLC, 6.2500%, 4/18/34 179,000 176,198
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31
‡
110,000 121,442
Capital One Financial Corp., SOFR + 2.6000%, 5.8170%, 2/1/34
‡
61,000 62,745
Capital One Financial Corp., SOFRINDX + 3.3700%, 7.9640%, 11/2/34
‡
94,000 108,430
CBRE Services, Inc., 4.9000%, 1/15/33 144,000 142,342
CBRE Services, Inc., 5.5000%, 6/15/35 137,000 138,921
Charles Schwab Corp. (The), SOFR + 1.2300%, 4.9140%, 11/14/36
‡
218,000 212,736
Citigroup, Inc., SOFR + 1.8300%, 6.0200%, 1/24/36
‡
87,000 89,315
Citigroup, Inc., SOFR + 1.4880%, 5.1740%, 9/11/36
‡
122,000 120,862
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
146,000 126,306
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 5.7100%, 1/21/33 (144A)
‡
305,000 316,965
Deutsche Bank AG, SOFR + 1.7180%, 3.0350%, 5/28/32
‡
231,000 210,063
Equinix Europe 2 Financing Corp. LLC, 5.5000%, 6/15/34 208,000 212,194
GLP Capital LP, 5.6250%, 9/15/34 196,000 195,047
GLP Capital LP, 5.6250%, 3/1/36 58,000 57,001
Goldman Sachs Group, Inc. (The), SOFR + 1.4200%, 5.0160%, 10/23/35
‡
192,000 188,904

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Goldman Sachs Group, Inc. (The), CME Term SOFR 3 Month + 1.6346%,
4.0170%, 10/31/38
‡
$ 208,000 $ 181,971
JPMorgan Chase & Co., SOFR + 1.1900%, 4.8100%, 10/22/36
‡
314,000 305,023
JPMorgan Chase & Co., SOFR + 1.0700%, 4.8980%, 1/22/37
‡
150,000 146,223
JPMorgan Chase & Co., SOFR + 1.2600%, 5.1480%, 4/23/37
‡
106,000 105,367
LPL Holdings, Inc., 5.6500%, 3/15/35 160,000 159,897
Marex Group plc, 6.4040%, 11/4/29 235,000 242,144
Marex Group plc, 5.6800%, 4/21/31 179,000 178,839
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
46,000 46,461
Morgan Stanley, SOFR + 1.3140%, 4.8920%, 10/22/36
‡
314,000 304,668
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37
‡
130,000 130,155
National Health Investors, Inc., 5.3500%, 2/1/33 124,000 123,248
Nippon Life Insurance Co., 5.0460%, 4/2/33 (144A) 308,000 308,631
Regency Centers LP, 4.5000%, 3/15/33 445,000 433,780
Synchrony Financial, 2.8750%, 10/28/31 140,000 123,021
Synchrony Financial, SOFR + 2.0700%, 6.0000%, 7/29/36
‡
120,000 119,391
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
135,000 140,997
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35
‡
57,000 58,905
Ventas Realty LP, 5.0000%, 1/15/35 167,000 164,381
VICI Properties LP, 3.8750%, 2/15/29 (144A) 264,000 257,005
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35
‡
80,000 81,576
Willis North America, Inc., 3.8750%, 9/15/49 100,000 72,727
7,486,193
Industrial - 3.3%
Amphenol Corp., 5.3000%, 11/15/55 124,000 116,148
Carlisle Cos., Inc., 5.2500%, 9/15/35 125,000 125,478
Carlisle Cos., Inc., 5.5500%, 9/15/40 67,000 66,370
Fedex Freight Holding Co., Inc., 4.9500%, 3/15/33 (144A) 113,000 110,990
Honeywell Aerospace, Inc., 5.7320%, 3/16/56 (144A) 186,000 182,939
Regal Rexnord Corp., 6.3000%, 2/15/30 85,000 88,944
Regal Rexnord Corp., 6.4000%, 4/15/33 114,000 121,219
812,088
Technology - 8.1%
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35 366,000 368,819
CoreWeave, Inc., 9.7500%, 10/1/31 (144A) 364,000 366,108
Foundry JV Holdco LLC, 6.2000%, 1/25/37 (144A) 488,000 513,948
Intel Corp., 5.0000%, 8/15/33 174,000 173,320
Intel Corp., 4.7500%, 3/25/50 63,000 51,765
MSCI, Inc., 5.2500%, 9/1/35 73,000 71,846
Oracle Corp., 4.8000%, 9/26/32 60,000 57,052
Oracle Corp., 5.7000%, 2/4/36 69,000 66,264
Oracle Corp., 5.9500%, 9/26/55 87,000 72,874
SK hynix, Inc., 4.2500%, 9/11/28 (144A) 200,000 199,182
VMware LLC, 4.7000%, 5/15/30 67,000 67,381
2,008,559
Utilities - 6.5%
AEP Texas, Inc., 5.2000%, 4/15/36 75,000 73,737
Ameren Corp., 5.3750%, 3/15/35 252,000 255,366
Duke Energy Corp., 4.9500%, 9/15/35 127,000 124,255
NiSource, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55
‡
119,000 122,374
PPL Capital Funding, Inc., 5.2500%, 9/1/34 254,000 256,453
Vistra Operations Co. LLC, 5.5500%, 4/30/36 (144A) 372,000 368,421

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
Xcel Energy, Inc., 5.4500%, 8/15/33 $ 252,000 $ 257,431
Xcel Energy, Inc., 5.6000%, 4/15/35 156,000 158,875
1,616,912
Total Corporate Bonds (cost 23,121,201) 23,108,922
Exchange Traded Funds - 2.5%
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
7,024 375,073
Janus Henderson Mortgage-Backed Securities ETF
£
5,470 247,080
622,153
Total Exchange Traded Funds (cost $610,371) 622,153
Investment Companies - 3.0%
Money Market Funds - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $734,585) 734,587 734,587
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 3.5866%
£,∞
75,894 75,894
Time Deposits - 0.1%
Royal Bank of Canada, 3.6300%, 5/1/26 18,974 18,974
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $94,868) 94,868
Total Investments (total cost $ 25,304,823 ) - 102.4% 25,307,178
Liabilities, net of Cash, Receivables and Other Assets - (2.4%) (583,356)
Net Assets - 100.0% $24,723,822

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 22,764,458 89.8%
Netherlands 627,685 2.5
Canada 495,334 2.0
United Kingdom 420,983 1.7
Japan 308,631 1.2
France 248,814 1.0
Ireland 242,091 1.0
South Korea 199,182 0.8
Total $25,307,178 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 5.5%
Exchange Traded Fund - 2.5%
Janus Henderson AAA
CLO ETF $ 497,709 $ – $ (495,890) $ (906) $ (913) $ – – $ 8,367
Janus Henderson
Emerging Markets
Debt Hard Currency
ETF 387,943 238,916 (238,985) (7,704) (5,097) 375,073 7,024 15,574
Janus Henderson
Mortgage-Backed
Securities ETF 382,685 305,025 (436,947) 3,910 (7,593) 247,080 5,470 8,614
Money Market Funds - 3.0%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
616,125 27,722,645 (27,603,959) (122) (102) 734,587 734,587 13,166
Investments Purchased
with Cash Collateral
from Securities Lending
- 0.4%
Investment Companies - 0.3%
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
1,465,364 12,168,374 (13,557,843) – (–) 75,894 75,894 11,689
Δ
Total Affiliated
Investments - 5.8% $3,349,826 $40,434,960 $(42,333,624) $(4,822) $(13,706) $1,432,634 $57,410

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 28 6/30/26 $ 5,799,500 $ (39,718)
U.S. Treasury 5 Year Notes 38 6/30/26 4,097,766 (23,931)
U.S. Treasury Ultra Bonds 24 6/18/26 2,760,750 (100,795)
Total - Futures Long (164,444)
Futures Short:
U.S. Treasury 10 Year Notes 29 6/18/26 (3,207,219) 41,932
U.S. Treasury 10 Year Ultra Bonds 62 6/18/26 (6,997,281) 106,765
U.S. Treasury Long Bonds 6 6/18/26 (677,063) 11,466
Total - Futures Short 160,163
Total $(4,281)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
1 Day SOFR 4.1100% Fixed Annually 8/29/45 USD 2,000,000 $ – $ (27,061) $ (27,061)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $ 160,163 $ 160,163
Total Asset Derivatives $ 160,163 $ 160,163
Liability Derivatives:
*
Futures contracts 164,444 164,444
*
Swaps - centrally cleared 27,061 27,061
Total Liability Derivatives $ 191,505 $ 191,505
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and . In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $ — $ 3,412 $ 3,412
Swap contracts 1,183 — 1,183
Total $ 1,183 $ 3,412 $ 4,595
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts Total
Futures contracts $ (67,807) $ (67,807)
Swap contracts (61,797) (61,797)
Total $ (129,604) $ (129,604)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Futures contracts:
Average notional amount of contracts - long $9,197,055
Average notional amount of contracts - short 7,898,747
Credit default swaps:
Average notional amount - buy protection 33,333
Interest rate swaps:
Average notional amount - pay floating rate/receive fixed rate 2,000,000
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 93,029 $ — $ (93,029) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
10 April 30, 2026
CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
# Loaned security; a portion of the security is on loan at April 30, 2026.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2026 is $7,653,467 which represents 31.0% of net assets.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 11
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 746,648 $ — $ 746,648
Corporate Bonds — 23,108,922 — 23,108,922
Exchange Traded Funds 622,153 — — 622,153
Investment Companies — 734,587 — 734,587
Investments Purchased with Cash
Collateral from Securities Lending — 94,868 — 94,868
Total Investments in Securities $ 622,153 $ 24,685,025 $ — $ 25,307,178
Other Financial Instruments
(a)
:
Futures Contracts $ 160,163 $ — $ — $ 160,163
Total Assets $ 782,316 $ 24,685,025 $ — $ 25,467,341
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 164,444 $ — $ — $ 164,444
Centrally Cleared Swaps — 27,061 — 27,061
Total Liabilities $ 164,444 $ 27,061 $ — $ 191,505
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Corporate Bond ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
12 April 30, 2026
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $23,883,973)
(1)
$ 23,874,544
Affiliated investments, at value (cost $1,420,850) 1,432,634
Cash 10,459
Due from broker for centrally cleared swaps 154,454
Due from broker for futures 210,000
Receivables:
Dividends 2,948
Interest 267,623
Affiliated securities lending income, net 94
Due from adviser 3,273
Total Assets 25,956,029
Liabilities:
Payable for variation margin on futures contracts 10,120
Payable for variation margin on swaps 9,502
Collateral on securities loaned (Note 3) 94,868
Payables:
Investments purchased 999,929
Management fees 7,154
Distributions 110,634
Total Liabilities 1,232,207
Commitments and contingent liabilities
Net Assets $ 24,723,822
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 32,603,539
Total distributable earnings (loss) (7,879,717)
Total Net Assets $ 24,723,822
Net Assets $ 24,723,822
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 600,001
Net Asset Value Per Share $ 41 .21
(1) Includes $93,029 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Corporate Bond ETF
Statement of Operations
(unaudited)
For the period ended April 2026
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Investment Income:
Interest $ 614,942
Dividends from affiliates 45,721
Affiliated securities lending income, net     11,689
Unaffiliated securities lending income, net 3,003
Total Investment Income 675,355
Expenses:
Management Fees 43,621
Total Expenses 43,621
Less: Excess Expense Reimbursement and Waivers (20,395)
Net Expenses 23,226
Net Investment Income/(Loss) 652,129
Net Realized Gain/(Loss) on Investments:
Investments $ 76,733
Investments in affiliates (4,822)
Futures contracts 3,412
Swap contracts 1,183
Total Net Realized Gain/(Loss) on Investments $ 76,506
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (473,371)
Investments in affiliates (13,706)
Futures contracts (67,807)
Swap contracts (61,797)
Total Change in Unrealized Net Appreciation/Depreciation $ (616,681)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 111,954

Janus Henderson Corporate Bond ETF
Statements of Changes in Net Assets
14 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 652,129 $ 1,456,367
Net realized gain/(loss) on investments 76,506 (466,486)
Change in unrealized net appreciation/depreciation (616,681) 739,024
Net Increase/(Decrease) in Net Assets Resulting from Operations 111,954 1,728,905
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (769,160) (1,552,174)
Net Decrease from Dividends and Distributions to Shareholders (769,160) (1,552,174)
Capital Share Transactions — (6,202,080)
Net Increase/(Decrease) in Net Assets (657,206) (6,025,349)
Net Assets: — —
Beginning of Period   25,381,028 31,406,377
End of Period $ 24,723,822 $ 25,381,028

Janus Henderson Corporate Bond ETF
Financial Highlights
Janus Detroit Street Trust 15
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2026 (unaudited) and each year or period ended
October 31 2026 2025 2024 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $42.30 $41.88 $38.10 $39.05 $49.56 $50.00
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(2)
1.09 2.16 2.05 1.57 1.02 0.13
Net realized and unrealized gain/(loss) (0.90) 0.55 3.76 (0.99) (10.33) (0.57)
Total from Investment Operations 0.19 2.71 5.81 0.58 (9.31) (0.44)
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.28) (2.29) (2.03) (1.53) (1.09) —
Distributions (from capital gains) — — — — (0.11) —
Total Dividends and Distributions (1.28) (2.29) (2.03) (1.53) (1.20) —
Net Asset Value, End of Period $41.21 $42.30 $41.88 $38.10 $39.05 $49.56
Total Return
*
0.45% 6.73% 15.45% 1.33% (19.08)% (0.88)%
Net assets, End of Period (in thousands) $24,724 $25,381 $31,406 $28,579 $29,284 $49,561
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Ratio of Net Expenses (After Waivers and
Expense Offsets) 0.19% 0.28% 0.35% 0.35% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 5.23% 5.21% 4.95% 3.88% 2.28% 1.81%
Portfolio Turnover Rate
(3)
117% 185% 200% 118% 92% 15%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson Corporate Bond ETF (the “Fund”, formerly Janus Henderson Sustainable Corporate Bond ETF) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US
LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2026
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2026
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of April 30, 2026.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2026
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2026
derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026" table located in the
Fund’s Schedule of Investments.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $93,029 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2026 is $94,868, resulting in the net amount due to the counterparty of $1,839.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.20% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2027. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers”
on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2028. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2026, the Adviser waived $1,700 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF, Janus Henderson Emerging Market Debt Hard Currency ETF, and Janus Henderson Mortgage-Backed Securities
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute
Daily Net Assets Fee Rate
$0-$500 million 0.35%
Over $500 million 0.30%

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2026
portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 551,661 shares or 91.94% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(3,177,988) $(4,677,367) $(7,855,355)

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
At a May 18, 2026  meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$25,304,823 $201,308 $(198,953) $2,355
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold — $ — — $ —
Shares repurchased — — (150,000) (6,202,080)
Net Increase/(Decrease) — $ — (150,000) $ (6,202,080)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$28,120,661 $27,782,263 $798,813 $798,277

Janus Henderson Corporate Bond ETF
Additional Information
(unaudited)
28 April 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93092 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson B-BBB CLO ETF
Janus Detroit Street Trust

Janus Henderson B-BBB CLO ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 89.9%
1988 CLO 1 Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.1000%, 6.7731%,
10/15/39 (144A)
‡
$ 1,000,000 $ 1,004,161
720 East CLO Ltd. 2022-1A DR, CME Term SOFR 3 Month + 2.9000%, 6.5752%,
1/20/38 (144A)
‡
5,000,000 5,008,910
AB BSL CLO 1 Ltd. 2020-1A D1R2, CME Term SOFR 3 Month + 2.8000%,
6.4731%, 10/15/38 (144A)
‡
9,325,000 9,383,484
AB BSL CLO 7 Ltd. 2025-7A D1, CME Term SOFR 3 Month + 2.8500%, 6.5223%,
1/15/39 (144A)
‡
10,000,000 10,068,817
AGL CLO 12 Ltd. 2021-12A D1R, CME Term SOFR 3 Month + 2.9000%, 6.5752%,
10/20/38 (144A)
‡
6,000,000 6,012,276
AGL CLO 21 Ltd. 2022-21A D2R, CME Term SOFR 3 Month + 4.4000%, 8.0721%,
10/21/37 (144A)
‡
2,200,000 2,133,255
AGL CLO 25 Ltd. 2023-25A D1R, CME Term SOFR 3 Month + 2.9000%,
6.5721%, 7/21/38 (144A)
‡
5,500,000 5,487,933
AGL CLO 32 Ltd. 2024-32A D1, CME Term SOFR 3 Month + 2.9000%, 6.5721%,
7/21/37 (144A)
‡
1,500,000 1,500,990
AGL CLO 35 Ltd. 2024-35A D1, CME Term SOFR 3 Month + 2.8500%, 6.5221%,
1/21/38 (144A)
‡
4,880,000 4,883,464
AGL CLO 37 Ltd. 2024-37A D1, CME Term SOFR 3 Month + 2.6500%, 6.3136%,
4/22/38 (144A)
‡
8,000,000 8,001,129
AGL CLO 39 Ltd. 2025-39A D1, CME Term SOFR 3 Month + 2.5000%, 6.1752%,
4/20/38 (144A)
‡
15,700,000 15,648,476
AGL CLO 40 Ltd. 2025-40A D1, CME Term SOFR 3 Month + 2.9000%, 6.5636%,
7/22/38 (144A)
‡
3,000,000 3,012,912
AGL CLO 44 Ltd. 2025-44A D1, CME Term SOFR 3 Month + 2.5000%, 6.1636%,
10/22/37 (144A)
‡
6,500,000 6,356,059
AGL CLO 7 Ltd. 2020-7A D1R2, CME Term SOFR 3 Month + 2.8000%, 6.4731%,
10/15/38 (144A)
‡
4,700,000 4,616,695
AIMCO CLO 10 Ltd. 2019-10A D1RR, CME Term SOFR 3 Month + 3.0000%,
6.6636%, 7/22/37 (144A)
‡
2,500,000 2,512,413
Aimco CLO 14 Ltd. 2021-14A D1R, CME Term SOFR 3 Month + 2.6000%,
6.2752%, 10/20/38 (144A)
‡
2,100,000 2,094,599
AIMCO CLO 16 Ltd. 2021-16A D1R, CME Term SOFR 3 Month + 2.9000%,
6.5804%, 7/17/37 (144A)
‡
1,000,000 1,004,851
Allegro CLO XIX Ltd. 2025-1A D2, CME Term SOFR 3 Month + 4.0500%,
7.7304%, 4/17/38 (144A)
‡
5,700,000 5,647,275
AMMC CLO 24 Ltd. 2021-24A DR, CME Term SOFR 3 Month + 2.9500%,
6.6252%, 1/20/35 (144A)
‡
7,120,000 7,053,948
AMMC CLO 27 Ltd. 2022-27A DR, CME Term SOFR 3 Month + 2.7000%,
6.3752%, 1/20/37 (144A)
‡
11,040,000 11,024,915
Anchorage Capital CLO 15 Ltd. 2020-15A DR2, CME Term SOFR 3 Month +
3.4200%, 7.0952%, 7/20/38 (144A)
‡
3,400,000 3,361,717
Anchorage Capital CLO 16 Ltd. 2020-16A D1R2, CME Term SOFR 3 Month +
2.9000%, 6.5752%, 1/19/38 (144A)
‡
9,250,000 9,281,209
Anchorage Capital CLO 16 Ltd. 2020-16A D2R2, CME Term SOFR 3 Month +
4.0000%, 7.6752%, 1/19/38 (144A)
‡
3,000,000 2,972,316
Anchorage Capital CLO 19 Ltd. 2021-19A D1R, CME Term SOFR 3 Month +
3.0000%, 6.6731%, 10/15/38 (144A)
‡
5,000,000 5,024,490
Ares LVI CLO Ltd. 2020-56A D1R2, CME Term SOFR 3 Month + 2.8500%,
6.5166%, 1/25/38 (144A)
‡
3,985,000 3,986,144
Ares LXIII CLO Ltd. 2022-63A D1R, CME Term SOFR 3 Month + 3.0000%,
6.6731%, 10/15/38 (144A)
‡
7,000,000 6,971,258
Ares LXIV CLO Ltd. 2022-64A DR, CME Term SOFR 3 Month + 3.2500%,
6.9231%, 10/24/39 (144A)
‡
2,500,000 2,504,020

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ares LXVI CLO Ltd. 2022-66A D1R2, CME Term SOFR 3 Month + 2.9000%,
6.5666%, 10/25/38 (144A)
‡
$ 6,000,000 $ 5,981,670
Ares XLIII CLO Ltd. 2017-43A D1R2, CME Term SOFR 3 Month + 3.0000%,
6.6731%, 1/15/38 (144A)
‡
3,500,000 3,493,837
Ares XLIII CLO Ltd. 2017-43A D2R2, CME Term SOFR 3 Month + 4.1000%,
7.7731%, 1/15/38 (144A)
‡
7,000,000 6,938,015
Arini European CLO II DAC 2A DR, EURIBOR 3 Month + 3.1500%, 5.3540%,
10/15/38 (144A)
‡
EUR 3,300,000 3,905,838
Arini European CLO VIII DAC 8A D, EURIBOR 3 Month + 3.1500%, 5.1517%,
1/15/39 (144A)
‡
EUR 3,730,000 4,383,352
Atlantic Avenue Ltd. 2023-1A D1R, CME Term SOFR 3 Month + 3.3000%,
6.9731%, 1/15/39 (144A)
‡
$ 1,370,000 1,377,283
Bain Capital Credit CLO Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.1000%,
6.7661%, 10/23/37 (144A)
‡
8,375,000 8,333,887
Bain Capital Credit CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 2.7500%,
6.4252%, 10/18/38 (144A)
‡
5,750,000 5,750,288
Bain Capital Credit CLO Ltd. 2025-5A D1, CME Term SOFR 3 Month + 2.6000%,
6.2248%, 1/19/39 (144A)
‡
5,000,000 4,978,591
Ballyrock CLO 17 Ltd. 2021-17A C1R, CME Term SOFR 3 Month + 2.7000%,
6.3752%, 10/20/38 (144A)
‡
6,250,000 6,259,881
Ballyrock CLO 25 Ltd. 2023-25A C1R, CME Term SOFR 3 Month + 2.6000%,
6.2666%, 1/25/38 (144A)
‡
9,500,000 9,373,418
Ballyrock CLO 27 Ltd. 2024-27A C1, CME Term SOFR 3 Month + 2.9000%,
6.5666%, 10/25/37 (144A)
‡
3,000,000 3,011,493
Ballyrock CLO 28 Ltd. 2024-28A C1, CME Term SOFR 3 Month + 2.8000%,
6.4752%, 1/20/38 (144A)
‡
4,790,000 4,795,183
Barings CLO Ltd. 2023-3A D1R, CME Term SOFR 3 Month + 2.7000%, 6.3731%,
10/15/38 (144A)
‡
5,000,000 5,002,340
Barings CLO Ltd. 2019-1A D1R2, CME Term SOFR 3 Month + 2.8500%, 6.5231%,
10/15/38 (144A)
‡
8,000,000 8,004,912
Barings CLO Ltd. 2025-4A D1, CME Term SOFR 3 Month + 2.8000%, 6.4731%,
10/15/40 (144A)
‡
9,000,000 9,019,782
Bbam European CLO VIII DAC 8A D, EURIBOR 3 Month + 3.0500%, 5.1010%,
1/26/40 (144A)
‡
EUR 3,900,000 4,559,798
Benefit Street Partners CLO 41 Ltd. 2025-41A D1, CME Term SOFR 3 Month +
2.7500%, 6.4166%, 7/25/38 (144A)
‡
$ 2,000,000 2,005,006
Benefit Street Partners CLO 43 Ltd. 2025-43A D1, CME Term SOFR 3 Month +
2.6500%, 6.3252%, 10/20/38 (144A)
‡
3,000,000 3,005,168
Benefit Street Partners CLO Ltd. 2015-6BR D1R, CME Term SOFR 3 Month +
2.7000%, 6.3752%, 4/20/38 (144A)
‡
3,000,000 3,001,179
Benefit Street Partners CLO X Ltd. 2016-10A C1R3, CME Term SOFR 3 Month +
2.8500%, 6.5252%, 7/20/38 (144A)
‡
2,000,000 2,002,978
Benefit Street Partners CLO XX Ltd. 2020-20A D1RR, CME Term SOFR 3 Month
+ 2.7000%, 6.3731%, 10/15/38 (144A)
‡
1,500,000 1,502,298
Benefit Street Partners CLO XXV Ltd. 2021-25A DR, CME Term SOFR 3 Month +
2.3500%, 6.0231%, 1/15/35 (144A)
‡
14,860,000 14,660,846
Benefit Street Partners CLO XXXVII Ltd. 2024-37A D1, CME Term SOFR 3 Month
+ 2.8500%, 6.5166%, 1/25/38 (144A)
‡
7,000,000 7,004,305
Birch Grove CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
6.7636%, 1/22/38 (144A)
‡
8,000,000 8,031,624
Birch Grove CLO 3 Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.8500%,
6.5252%, 1/19/38 (144A)
‡
6,750,000 6,753,790
Birch Grove CLO 3 Ltd. 2021-3A D2R, CME Term SOFR 3 Month + 3.8500%,
7.5252%, 1/19/38 (144A)
‡
5,000,000 4,947,745

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Birch Grove CLO 6 Ltd. 2023-6A D1R, CME Term SOFR 3 Month + 3.1500%,
6.8252%, 7/20/38 (144A)
‡
$ 13,000,000 $ 13,063,414
Blackrock European CLO XVI DAC 16A D, EURIBOR 3 Month + 3.0500%,
5.1100%, 1/15/39 (144A)
‡
EUR 2,800,000 3,292,534
BlueMountain CLO XXV Ltd. 2019-25A D1RR, CME Term SOFR 3 Month +
3.2500%, 6.9231%, 1/15/38 (144A)
‡
$ 12,500,000 12,446,775
Canyon Capital CLO Ltd. 2019-2A DR2, CME Term SOFR 3 Month + 2.8500%,
6.5231%, 10/15/34 (144A)
‡
10,000,000 9,516,332
Canyon Capital CLO Ltd. 2023-1A D1R, CME Term SOFR 3 Month + 2.8500%,
6.5231%, 10/15/38 (144A)
‡
5,000,000 4,998,850
Canyon CLO Ltd. 2025-1A D1, CME Term SOFR 3 Month + 2.7500%, 6.4231%,
4/15/38 (144A)
‡
3,000,000 3,013,852
Capital Four CLO XI DAC 11A D, EURIBOR 3 Month + 3.1000%, 5.2240%,
1/25/39 (144A)
‡
EUR 3,400,000 3,981,993
Carlyle US CLO 2024-4A D, CME Term SOFR 3 Month + 3.2000%, 6.8752%,
7/20/37 (144A)
‡
$ 1,000,000 1,003,071
Carlyle US CLO Ltd. 2024-8A D1, CME Term SOFR 3 Month + 2.8000%,
6.4666%, 1/25/37 (144A)
‡
6,000,000 6,009,852
Carlyle US CLO Ltd. 2017-2A D2R2, CME Term SOFR 3 Month + 4.7500%,
8.4252%, 7/20/37 (144A)
‡
3,150,000 3,135,331
Carlyle US CLO Ltd. 2025-1A D1, CME Term SOFR 3 Month + 3.0500%, 6.7166%,
4/25/38 (144A)
‡
2,000,000 2,007,088
Carlyle US CLO Ltd. 2023-2A D1R, CME Term SOFR 3 Month + 2.9500%,
6.6252%, 7/20/38 (144A)
‡
2,500,000 2,505,162
Carlyle US CLO Ltd. 2021-8A D1R, CME Term SOFR 3 Month + 2.7500%,
6.4231%, 10/15/38 (144A)
‡
7,000,000 6,881,819
Cedar Funding VIII CLO Ltd. 2017-8A DRR, CME Term SOFR 3 Month +
2.9500%, 6.6304%, 1/17/38 (144A)
‡
2,450,000 2,400,531
CIFC Funding 2023-II Ltd. 2023-2A D1R, CME Term SOFR 3 Month + 2.4500%,
6.1221%, 1/21/37 (144A)
‡
1,700,000 1,691,499
CIFC Funding Ltd. 2014-5A ER3, CME Term SOFR 3 Month + 7.5000%, 11.1804%,
7/17/37 (144A)
‡
2,000,000 1,952,689
CIFC Funding Ltd. 2024-4A D1, CME Term SOFR 3 Month + 2.9500%, 6.6295%,
10/16/37 (144A)
‡
2,500,000 2,512,260
CIFC Funding Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 2.7500%, 6.4231%,
1/15/38 (144A)
‡
5,000,000 5,006,310
CIFC Funding Ltd. 2025-2A D1, CME Term SOFR 3 Month + 2.5000%, 6.1731%,
4/15/38 (144A)
‡
2,000,000 1,996,462
CIFC Funding Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.6000%, 6.2731%,
10/15/38 (144A)
‡
10,000,000 9,977,801
CIFC Funding Ltd. 2019-5A D1R2, CME Term SOFR 3 Month + 2.7000%,
6.3731%, 10/15/38 (144A)
‡
3,200,000 3,207,172
CIFC Funding Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 2.6000%,
6.2804%, 10/17/38 (144A)
‡
5,000,000 4,988,170
CIFC Funding Ltd. 2019-7A D1R, CME Term SOFR 3 Month + 2.7000%, 6.3752%,
10/19/38 (144A)
‡
3,800,000 3,809,280
CIFC Funding Ltd. 2015-4A D1R3, CME Term SOFR 3 Month + 2.6000%,
6.2804%, 1/17/39 (144A)
‡
4,000,000 3,991,028
CIFC Funding Ltd. 2020-4A DR, CME Term SOFR 3 Month + 2.8000%, 6.4731%,
1/15/40 (144A)
‡
3,850,000 3,855,787
Contego CLO XV DAC 15A D, EURIBOR 3 Month + 2.9000%, 5.0920%, 4/15/40
(144A)
‡
EUR 5,000,000 5,837,683
Crown City CLO VI 2024-6A E, CME Term SOFR 3 Month + 6.5000%, 10.1731%,
7/15/37 (144A)
‡
$ 3,250,000 3,259,082

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Crown Point CLO 11 Ltd. 2021-11A D2R, CME Term SOFR 3 Month + 4.2500%,
7.9304%, 2/28/38 (144A)
‡
$ 5,000,000 $ 4,959,040
Diameter Capital CLO 12 Ltd. 2025-12A D1, CME Term SOFR 3 Month + 2.6500%,
6.3252%, 10/20/38 (144A)
‡
5,000,000 5,027,722
Elevation CLO Ltd. 2018-3A DR, CME Term SOFR 3 Month + 3.8716%, 7.5382%,
1/25/35 (144A)
‡
7,900,000 7,664,139
Elmwood CLO 17 Ltd. 2022-4A D1R, CME Term SOFR 3 Month + 3.0500%,
6.7304%, 7/17/37 (144A)
‡
11,500,000 11,510,131
Elmwood CLO 18 Ltd. 2022-5A D1RR, CME Term SOFR 3 Month + 2.9500%,
6.6304%, 7/17/37 (144A)
‡
14,000,000 14,014,406
Elmwood CLO 30 Ltd. 2024-6A D2, CME Term SOFR 3 Month + 4.2500%,
7.9304%, 7/17/37 (144A)
‡
5,500,000 5,506,743
Elmwood CLO 31 Ltd. 2024-7A D2, CME Term SOFR 3 Month + 4.2000%,
7.8804%, 7/17/37 (144A)
‡
2,500,000 2,504,044
Elmwood CLO 37 Ltd. 2024-13A D2, CME Term SOFR 3 Month + 3.7500%,
7.4304%, 1/17/38 (144A)
‡
2,000,000 1,984,274
Elmwood CLO 38 Ltd. 2025-1A D1, CME Term SOFR 3 Month + 2.5000%,
6.1636%, 4/22/38 (144A)
‡
5,000,000 5,020,856
Elmwood CLO 39 Ltd. 2025-2A D1, CME Term SOFR 3 Month + 2.5000%,
6.1804%, 4/17/38 (144A)
‡
10,250,000 10,293,770
Elmwood CLO II Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 3.0500%,
6.7252%, 10/20/37 (144A)
‡
4,870,000 4,875,790
Elmwood CLO IX Ltd. 2021-2A D1R, CME Term SOFR 3 Month + 2.6500%,
6.3252%, 4/20/38 (144A)
‡
1,500,000 1,502,574
Elmwood CLO VII Ltd. 2020-4A D2RR, CME Term SOFR 3 Month + 4.3500%,
8.0304%, 10/17/37 (144A)
‡
2,500,000 2,457,300
Empower CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.0000%,
6.6752%, 10/20/37 (144A)
‡
4,000,000 3,954,756
Empower CLO Ltd. 2023-2A D1R, CME Term SOFR 3 Month + 2.8000%,
6.4731%, 10/15/38 (144A)
‡
7,500,000 7,510,860
Flatiron RR CLO 27 Ltd. 2024-3A D1, CME Term SOFR 3 Month + 2.9000%,
6.5752%, 10/18/37 (144A)
‡
1,000,000 1,004,226
Fortress Credit BSL XXIV Ltd. 2025-1A D1, CME Term SOFR 3 Month + 3.4500%,
7.1252%, 4/20/38 (144A)
‡
5,000,000 5,032,081
Garnet CLO 3 Ltd. 2025-3A D1, CME Term SOFR 3 Month + 2.8000%, 6.4752%,
10/20/38 (144A)
‡
12,000,000 12,083,015
GoldenTree Loan Management US CLO 14 Ltd. 2022-14A DR, CME Term SOFR 3
Month + 3.0000%, 6.6752%, 7/20/37 (144A)
‡
1,950,000 1,957,784
GoldenTree Loan Management US CLO 23 Ltd. 2024-23A D, CME Term SOFR 3
Month + 2.6000%, 6.2752%, 1/20/39 (144A)
‡
2,000,000 1,993,824
GoldenTree Loan Management US CLO 28 Ltd. 2026-28A D1, CME Term SOFR 3
Month + 2.7000%, 6.3669%, 10/20/39 (144A)
‡
5,000,000 5,025,177
Golub Capital Partners CLO 19B Ltd. 2017-19RA D1R3, CME Term SOFR 3 Month
+ 2.7000%, 6.4810%, 10/20/36 (144A)
‡
10,000,000 9,992,213
Golub Capital Partners CLO 43B Ltd. 2019-43A D1R, CME Term SOFR 3 Month +
3.0000%, 6.6752%, 10/20/37 (144A)
‡
8,557,000 8,573,558
Golub Capital Partners CLO 77 B Ltd. 2024-77A D1, CME Term SOFR 3 Month +
2.7000%, 6.3666%, 1/25/38 (144A)
‡
3,890,000 3,864,715
Hayfin US XII Ltd. 2020-12A DR, CME Term SOFR 3 Month + 3.2500%, 6.9252%,
1/20/38 (144A)
‡
4,340,000 4,350,624
HPS Loan Management Ltd. 2025-24A D1, CME Term SOFR 3 Month + 2.5500%,
6.2166%, 4/25/38 (144A)
‡
5,000,000 4,981,725
HPS Loan Management Ltd. 2026-27A D1, CME Term SOFR 3 Month + 2.7000%,
6.4112%, 4/15/39 (144A)
‡
10,000,000 10,048,091

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Kennedy Lewis CLO 10 Ltd. 2022-10A D1R, CME Term SOFR 3 Month +
2.8500%, 6.5136%, 1/22/38 (144A)
‡
$ 5,000,000 $ 4,911,879
Kennedy Lewis CLO 16 Ltd. 2024-16A D2, CME Term SOFR 3 Month + 4.5000%,
8.1752%, 7/20/37 (144A)
‡
3,500,000 3,441,733
Kennedy Lewis CLO 21 Ltd. 2025-21A D1, CME Term SOFR 3 Month + 3.1000%,
6.7666%, 7/25/38 (144A)
‡
2,500,000 2,512,697
Kennedy Lewis CLO 9 Ltd. 9A D1R, CME Term SOFR 3 Month + 3.1000%,
6.7752%, 1/20/38 (144A)
‡
7,000,000 6,970,586
KKR CLO 27 Ltd. 27A D2R2, CME Term SOFR 3 Month + 4.1000%, 7.7731%,
1/15/35 (144A)
‡
4,500,000 4,436,820
KKR CLO 56 Ltd. 2024-56A D1, CME Term SOFR 3 Month + 3.1500%, 6.8231%,
10/15/37 (144A)
‡
1,500,000 1,507,128
Lake George Park CLO Ltd. 2025-1A D, CME Term SOFR 3 Month + 2.5000%,
6.1731%, 4/15/38 (144A)
‡
3,000,000 2,986,072
Madison Park Funding LIX Ltd. 2021-59A D1AR, CME Term SOFR 3 Month +
3.3000%, 6.9752%, 4/18/37 (144A)
‡
2,500,000 2,462,553
Madison Park Funding LV Ltd. 2022-55A D1R, CME Term SOFR 3 Month +
3.1500%, 6.8252%, 7/18/37 (144A)
‡
2,000,000 1,976,202
Madison Park Funding LXXI Ltd. 2025-71A D1, CME Term SOFR 3 Month +
2.6000%, 6.2661%, 4/23/38 (144A)
‡
3,000,000 2,986,074
Magnetite Xlii Ltd. 2024-42A D2, CME Term SOFR 3 Month + 3.9500%, 7.6166%,
1/25/38 (144A)
‡
2,500,000 2,482,922
Magnetite XLIV Ltd. 2024-44A D1, CME Term SOFR 3 Month + 2.8500%,
6.5231%, 10/15/37 (144A)
‡
7,500,000 7,531,837
Magnetite XLVII Ltd. 2024-47A D1, CME Term SOFR 3 Month + 2.8500%,
6.5166%, 1/25/38 (144A)
‡
1,000,000 1,004,561
Magnetite XLVIII Ltd. 2025-48A D, CME Term SOFR 3 Month + 2.7000%,
6.3731%, 10/15/38 (144A)
‡
5,000,000 5,041,698
Magnetite XXVI Ltd. 2020-26A D1R2, CME Term SOFR 3 Month + 2.5000%,
6.1666%, 1/25/38 (144A)
‡
3,250,000 3,234,118
Magnetite XXXVI Ltd. 2023-36A DR, CME Term SOFR 3 Month + 2.8000%,
6.4666%, 7/25/38 (144A)
‡
12,750,000 12,767,901
MidOcean Credit CLO XII Ltd. 2023-12A DRR, CME Term SOFR 3 Month +
3.1000%, 6.7752%, 7/18/38 (144A)
‡
5,450,000 5,459,521
Morgan Stanley Eaton Vance CLO Ltd. 2022-17A D1R, CME Term SOFR 3 Month
+ 3.1500%, 6.8252%, 10/20/37 (144A)
‡
1,325,000 1,324,373
Morgan Stanley Eaton Vance CLO Ltd. 2023-19A D1R, CME Term SOFR 3 Month
+ 3.0000%, 6.6731%, 7/15/38 (144A)
‡
1,000,000 1,002,177
Neuberger Berman CLO XVII Ltd. 2014-17A D2R3, CME Term SOFR 3 Month +
4.5000%, 8.1636%, 7/22/38 (144A)
‡
4,000,000 3,938,472
Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A D2R2, CME Term SOFR
3 Month + 4.4500%, 8.1252%, 7/18/38 (144A)
‡
4,500,000 4,427,730
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A D1R, CME Term SOFR 3
Month + 3.1000%, 6.7752%, 10/18/38 (144A)
‡
2,000,000 2,003,416
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A D1R2, CME Term SOFR
3 Month + 2.8000%, 6.4752%, 1/20/39 (144A)
‡
5,250,000 5,253,717
Neuberger Berman Loan Advisers CLO 57 Ltd. 2024-57A D1, CME Term SOFR 3
Month + 2.9000%, 6.5671%, 10/24/38 (144A)
‡
2,000,000 2,010,296
New Mountain CLO 3 Ltd. CLO-3A D1R, CME Term SOFR 3 Month + 2.9500%,
6.6252%, 10/20/38 (144A)
‡
1,000,000 1,002,039
North Westerly VI ESG CLO DAC VI-A DR, EURIBOR 3 Month + 3.4000%,
5.4060%, 11/20/38 (144A)
‡
EUR 5,000,000 5,802,667
Northwoods Capital 20 Ltd. 2019-20A D1AR, CME Term SOFR 3 Month +
3.4000%, 7.0666%, 10/25/38 (144A)
‡
$ 5,000,000 4,940,677

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Oak Hill Credit Partners X-R Ltd. 2014-10RA D1R2, CME Term SOFR 3 Month +
2.5000%, 6.1752%, 4/20/38 (144A)
‡
$ 4,000,000 $ 3,979,608
Oaktree CLO Ltd. 2019-4A D1RR, CME Term SOFR 3 Month + 3.4000%,
7.0752%, 7/20/37 (144A)
‡
2,675,000 2,681,645
Oaktree CLO Ltd. 2021-1A D2R, CME Term SOFR 3 Month + 4.1000%, 7.7731%,
1/15/38 (144A)
‡
6,000,000 5,766,673
Obra CLO 1 Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.4000%, 7.0752%,
1/20/38 (144A)
‡
9,070,000 9,096,863
Obra CLO 3 Ltd. 2025-3A D1, CME Term SOFR 3 Month + 3.2000%, 6.8752%,
1/20/39 (144A)
‡
5,500,000 5,535,635
OCP Aegis CLO Ltd. 2023-29A D1R, CME Term SOFR 3 Month + 2.5500%,
6.2252%, 1/20/36 (144A)
‡
4,650,000 4,582,386
OCP Aegis CLO Ltd. 2025-47A D1A, CME Term SOFR 3 Month + 2.6000%,
6.2721%, 1/21/38 (144A)
‡
7,000,000 6,982,178
OCP CLO Ltd. 2019-17A D1R2, CME Term SOFR 3 Month + 3.1000%, 6.7752%,
7/20/37 (144A)
‡
3,000,000 3,006,399
OCP CLO Ltd. 2024-33A D2, CME Term SOFR 3 Month + 4.4000%, 8.0752%,
7/20/37 (144A)
‡
2,300,000 2,303,482
OCP CLO Ltd. 2022-25A D2R, CME Term SOFR 3 Month + 4.5000%, 8.1752%,
7/20/37 (144A)
‡
3,750,000 3,691,388
OCP CLO Ltd. 2024-34A D1, CME Term SOFR 3 Month + 2.9000%, 6.5731%,
10/15/37 (144A)
‡
3,000,000 3,013,719
OCP CLO Ltd. 2018-15A D1R, CME Term SOFR 3 Month + 2.7500%, 6.4252%,
1/20/38 (144A)
‡
2,850,000 2,851,029
OCP CLO Ltd. 2023-28A D1R, CME Term SOFR 3 Month + 2.8500%, 6.5295%,
7/16/38 (144A)
‡
5,625,000 5,638,354
OCP CLO Ltd. 2021-23A D1R2, CME Term SOFR 3 Month + 2.3500%, 6.0304%,
1/17/39 (144A)
‡
1,500,000 1,496,595
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.3136%,
1/22/38 (144A)
‡
8,300,000 8,332,202
OHA Credit Funding 12-R Ltd. 2022-12RA D, CME Term SOFR 3 Month +
2.7500%, 6.4252%, 7/20/37 (144A)
‡
2,500,000 2,503,723
OHA Credit Funding 5 Ltd. 2020-5A D1R, CME Term SOFR 3 Month + 2.9000%,
6.5752%, 10/18/37 (144A)
‡
1,000,000 1,003,910
OHA Credit Funding 7 Ltd. 2020-7A D1R2, CME Term SOFR 3 Month + 2.7000%,
6.3752%, 7/19/38 (144A)
‡
5,000,000 5,001,885
OHA Credit Funding 8 Ltd. 2021-8A D1R, CME Term SOFR 3 Month + 2.6500%,
6.3252%, 1/20/38 (144A)
‡
3,000,000 3,001,008
OHA Credit Funding 9 Ltd. 2021-9A D2R, CME Term SOFR 3 Month + 4.2000%,
7.8752%, 10/19/37 (144A)
‡
3,000,000 2,952,318
Palmer Square CLO Ltd. 2021-1A C1R, CME Term SOFR 3 Month + 2.7000%,
6.3752%, 4/20/38 (144A)
‡
6,750,000 6,632,713
Palmer Square CLO Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.8000%,
6.4731%, 10/15/38 (144A)
‡
13,000,000 13,017,901
Palmer Square CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 2.7500%,
6.4252%, 10/20/38 (144A)
‡
4,000,000 4,000,371
Palmer Square European CLO DAC 2026-1A D, EURIBOR 3 Month + 2.7000%,
4.8690%, 4/15/39 (144A)
‡
EUR 4,300,000 5,021,668
Park Blue CLO Ltd. 2025-9A D1, CME Term SOFR 3 Month + 3.0000%, 6.6752%,
10/20/38 (144A)
‡
$ 8,500,000 8,537,196
Penta CLO DAC 2025-21X D, EURIBOR 3 Month + 3.1500%, 5.2120%, 2/16/39
‡
EUR 3,900,000 4,606,199
Polus Eu CLO XXI DAC 21A D, EURIBOR 3 Month + 3.7000%, 0.0000%,
4/25/39 (144A)
†,‡
EUR 3,500,000 4,154,122
Post CLO VI Ltd. 2024-2A D2, CME Term SOFR 3 Month + 4.4000%, 8.0752%,
1/20/38 (144A)
‡
$ 2,000,000 1,981,024

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
PPM CLO 7 Ltd. 2024-7A D1A, CME Term SOFR 3 Month + 3.6000%, 7.2752%,
7/20/37 (144A)
‡
$ 12,000,000 $ 12,019,764
Rad CLO 15 Ltd. 2021-15A C2R, CME Term SOFR 3 Month + 4.1500%, 7.8252%,
7/20/40 (144A)
‡
3,000,000 2,970,232
RAD CLO 26 Ltd. 2024-26A D2, CME Term SOFR 3 Month + 4.2500%, 7.9252%,
10/20/37 (144A)
‡
2,250,000 2,161,593
RAD CLO 27 Ltd. 2024-27A D1, CME Term SOFR 3 Month + 2.8000%, 6.4731%,
1/15/38 (144A)
‡
7,100,000 6,977,737
REESE PARK CLO Ltd. 2020-1A D2RR, CME Term SOFR 3 Month + 4.0000%,
7.6731%, 1/15/38 (144A)
‡
7,500,000 7,306,194
Regatta XVIII Funding Ltd. 2021-1A D1R, CME Term SOFR 3 Month + 2.6000%,
6.2731%, 4/15/38 (144A)
‡
23,400,000 22,929,447
Regatta XXI Funding Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 3.1000%,
6.7731%, 10/15/37 (144A)
‡
1,000,000 1,000,611
Rockford Tower CLO Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.9500%,
7.6231%, 3/31/38 (144A)
‡
4,000,000 3,841,392
RR 24 Ltd. 2022-24A C1B2, CME Term SOFR 3 Month + 3.5500%, 7.2231%,
1/15/37 (144A)
‡
5,500,000 5,537,330
RR 36 Ltd. 2024-36RA C1R, CME Term SOFR 3 Month + 2.7500%, 6.4231%,
1/15/40 (144A)
‡
1,060,000 1,064,581
RRE 18 Loan Management DAC 18A CR, EURIBOR 3 Month + 2.6500%,
4.8540%, 4/15/38 (144A)
‡
EUR 2,150,000 2,505,970
Sagard-Halseypoint CLO 9 Ltd. 2025-9A D2, CME Term SOFR 3 Month +
4.5000%, 8.1752%, 4/20/38 (144A)
‡
$ 3,000,000 2,967,003
Sandstone Peak III Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
7.5166%, 4/25/37 (144A)
‡
6,750,000 6,750,000
Serenity-Peace Park CLO Ltd. 2025-1A D, CME Term SOFR 3 Month + 2.7000%,
6.3671%, 10/24/38 (144A)
‡
10,000,000 10,015,761
Signal Peak CLO 10 Ltd. 2021-10A D1R, CME Term SOFR 3 Month + 2.9000%,
6.5671%, 1/24/38 (144A)
‡
1,600,000 1,593,173
Signal Peak CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
6.7752%, 7/18/37 (144A)
‡
9,000,000 9,040,419
Silver Point CLO 12 Ltd. 2025-12A D1, CME Term SOFR 3 Month + 2.6500%,
6.3231%, 10/15/38 (144A)
‡
6,700,000 6,691,862
Silver Point CLO 14 Ltd. 2025-14A D1, CME Term SOFR 3 Month + 2.6500%,
6.3288%, 1/15/39 (144A)
‡
5,000,000 4,999,615
Sixth Street CLO XVI Ltd. 2020-16A D1R2, CME Term SOFR 3 Month + 2.4000%,
6.0721%, 1/21/39 (144A)
‡
7,500,000 7,470,347
Sound Point CLO 2025R-1 Ltd. 2025-1RA D1, CME Term SOFR 3 Month +
3.2500%, 6.9056%, 2/20/38 (144A)
‡
17,100,000 16,762,349
Sound Point CLO 35 Ltd. 2022-35A D1R, CME Term SOFR 3 Month + 3.0000%,
6.6666%, 4/26/38 (144A)
‡
1,500,000 1,494,732
Sycamore Tree CLO Ltd. 2025-7A D1, CME Term SOFR 3 Month + 3.0000%,
6.6752%, 8/28/38 (144A)
‡
10,000,000 10,040,270
Tikehau US CLO VI Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.3000%,
6.9752%, 7/18/37 (144A)
‡
20,000,000 19,999,596
Tikehau US CLO VII Ltd. 2025-1A D1, CME Term SOFR 3 Month + 3.1000%,
6.7666%, 2/25/38 (144A)
‡
25,000,000 25,075,600
TRESTLES CLO III Ltd. 2020-3A D1R, CME Term SOFR 3 Month + 3.1500%,
6.8252%, 10/20/37 (144A)
‡
3,900,000 3,923,868
Trinitas CLO XX Ltd. 2022-20A D1R, CME Term SOFR 3 Month + 3.0000%,
6.6752%, 7/20/35 (144A)
‡
4,000,000 4,006,168
Trinitas CLO XXXI Ltd. 2024-31A D1, CME Term SOFR 3 Month + 3.0000%,
6.6636%, 1/22/38 (144A)
‡
2,100,000 2,107,699

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
10 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Voya CLO Ltd. 2018-4A D1RR, CME Term SOFR 3 Month + 3.2500%, 6.9231%,
10/15/37 (144A)
‡
$ 1,000,000 $ 1,010,500
Voya CLO Ltd. 2024-7A D1, CME Term SOFR 3 Month + 2.8500%, 6.5252%,
1/20/38 (144A)
‡
8,300,000 8,311,379
Warwick Capital CLO 4 Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.0000%,
6.6752%, 7/20/37 (144A)
‡
4,650,000 4,596,260
Total Collateralized Loan Obligations (cost $1,032,988,919) 1,028,641,000
Exchange Traded Fund - 4.4%
Janus Henderson AAA CLO ETF
£
(cost $50,027,800) 991,042 50,067,442
Investment Companies - 6.4%
Money Market Funds - 6.4%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $72,789,214) 72,787,842 72,787,842
Total Investments (total cost $ 1,155,805,933 ) - 100.7% 1,151,496,284
Liabilities, net of Cash, Receivables and Other Assets - (0.7%) (7,505,092)
Net Assets - 100.0% $1,143,991,192
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,151,496,284 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 10.8%
Exchange Traded Fund - 4.4%
Janus Henderson AAA
CLO ETF $ – $ 75,039,021 $ (24,951,194) $ (60,027) $ 39,642 $ 50,067,442 991,042 $ 489,184
Money Market Funds - 6.4%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
40,174,619 622,525,369 (589,892,466) (12,548) (7,132) 72,787,842 72,787,842 625,330
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
– 25,392,652 (25,392,652) – – – – 7,490
Δ
Total Affiliated
Investments - 10.8% $40,174,619 $722,957,042 $(640,236,312) $(72,575) $32,510 $122,855,284 $1,122,004

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of Operations.
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 5/22/26 28,154,166 $ (33,326,509) $ 271,599
Euro 5/22/26 (52,700) 60,918 955
Euro 5/22/26 (61,802) 73,121 (562)
Euro 5/22/26 5,000,000 (5,774,250) (96,091)
Euro 5/22/26 4,300,000 (4,936,417) (112,076)
63,825
Total $63,825
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Currency
Contracts
Equity
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ 272,554 $ – $ 272,554
Total Asset Derivatives $ 272,554 $ – $ 272,554
Liability Derivatives:
Forward foreign currency exchange contracts 208,729 – 208,729
Total Liability Derivatives $ 208,729 $ – $ 208,729
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Currency
Contracts Total
Forward foreign currency exchange contracts $ (75,281) $ (75,281)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Currency
Contracts Total
Forward foreign currency exchange contracts $ 63,825 $ 63,825

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
12 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD $5,576,430
Average amounts sold - in USD 34,556,849
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 272,554 $ (208,729) $ — $ 63,825
Total $ 272,554 $ (208,729) $ — $ 63,825
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 208,729 $ (208,729) $ — $ —
Total $ 208,729 $ (208,729) $ — $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 13
CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
EUR Euro
EURIBOR Euro Interbank Offered Rate
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
† The position has not yet settled as of April 30, 2026. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2026 is $1,024,034,801 which represents 89.5% of net assets.

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
14 April 30, 2026
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,028,641,000 $ — $ 1,028,641,000
Exchange Traded Fund 50,067,442 — — 50,067,442
Investment Companies — 72,787,842 — 72,787,842
Total Investments in Securities $ 50,067,442 $ 1,101,428,842 $ — $ 1,151,496,284
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 272,554 $ — $ 272,554
Total Assets $ 50,067,442 $ 1,101,701,396 $ — $ 1,151,768,838
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 208,729 $ — $ 208,729
Total Liabilities $ — $ 208,729 $ — $ 208,729

Janus Henderson B-BBB CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $1,032,988,919) $ 1,028,641,000
Affiliated investments, at value (cost $122,817,014) 122,855,284
Cash 49,405
Forward foreign currency exchange contracts 272,554
Receivables:
Dividends 199,048
Interest 3,469,429
Due from adviser 8,252
Total Assets 1,155,494,972
Liabilities:
Forward foreign currency exchange contracts 208,729
Payables:
Investments purchased 5,109,775
Management fees 429,757
Distributions 5,755,519
Total Liabilities 11,503,780
Commitments and contingent liabilities
Net Assets $ 1,143,991,192
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 1,186,019,216
Total distributable earnings (loss) (42,028,024)
Total Net Assets $ 1,143,991,192
Net Assets $ 1,143,991,192
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 24,250,000
Net Asset Value Per Share $ 47 .17

Janus Henderson B-BBB CLO ETF
Statement of Operations
(unaudited)
For the period ended April 2026
16 April 30, 2026
See Notes to Financial Statements.
Investment Income:
Interest $ 35,855,639
Dividends from affiliates 1,114,514
Dividends 591,652
Affiliated securities lending income, net     7,490
Unaffiliated securities lending income, net 2,229
Total Investment Income 37,571,524
Expenses:
Management Fees 2,702,483
Total Expenses 2,702,483
Less: Excess Expense Reimbursement and Waivers (16,564)
Net Expenses 2,685,919
Net Investment Income/(Loss) 34,885,605
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (12,834,435)
Investments in affiliates (72,575)
Forward foreign currency exchange contracts (75,281)
Total Net Realized Gain/(Loss) on Investments $ (12,982,291)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (3,856,998)
Investments in affiliates 32,510
Forward foreign currency exchange contracts 63,825
Total Change in Unrealized Net Appreciation/Depreciation $ (3,760,663)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 18,142,651

Janus Henderson B-BBB CLO ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 34,885,605 $ 101,944,952
Net realized gain/(loss) on investments (12,982,291) (33,250,343)
Change in unrealized net appreciation/depreciation (3,760,663) (6,476,722)
Net Increase/(Decrease) in Net Assets Resulting from Operations 18,142,651 62,217,887
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (44,522,858) (109,692,989)
Net Decrease from Dividends and Distributions to Shareholders (44,522,858) (109,692,989)
Capital Share Transactions (112,889,026) 205,117,581
Net Increase/(Decrease) in Net Assets (139,269,233) 157,642,479
Net Assets: — —
Beginning of Period   1,283,260,425 1,125,617,946
End of Period $ 1,143,991,192 $ 1,283,260,425

Janus Henderson B-BBB CLO ETF
Financial Highlights
18 April 30, 2026
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026
(unaudited) and each year or period ended October 31 2026 2025 2024 2023 2022
(1)
Net Asset Value, Beginning of Period $48.24 $49.26 $46.76 $43.67 $50.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
1.43 3.34 3.99 3.88 1.80
Net realized and unrealized gain/(loss) (0.70) (0.70) 2.32 2.90 (6.71)
Total from Investment Operations 0.73 2.64 6.31 6.78 (4.91)
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (1.80) (3.66) (3.81) (3.69) (1.42)
Total Dividends and Distributions (1.80) (3.66) (3.81) (3.69) (1.42)
Net Asset Value, End of Period $47.17 $48.24 $49.26 $46.76 $43.67
Total Return
*
1.54% 5.58% 13.99% 16.05% (9.96)%
Net assets, End of Period (in thousands) $1,143,991 $1,283,260 $1,125,618 $133,267 $78,610
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.47% 0.46% 0.47% 0.49% 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.46% 0.46% 0.47% 0.48% 0.48%
Ratio of Net Investment Income/(Loss) 6.04% 6.89% 8.19% 8.44% 4.75%
Portfolio Turnover Rate
(3)
36% 97% 90% 53% 25%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
1. Organization and Significant Accounting Policies
Janus Henderson B-BBB CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations ("CLOs") generally rated between and inclusive of BBB+ and B-. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2026
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2026
2026  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2026
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
BBB-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class.
The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Mezzanine CLO Risk
The Fund intends to invest primarily in BBB rated CLO tranches. Such securities are often subordinate to higher-rated tranches in terms of payment priority. Subordinated CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, such subordinate CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior and/or higher-rated CLO tranches, which in turn will adversely affect the performance of the Fund.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2026
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of April 30, 2026.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.47% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2028. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2026, the Adviser waived $16,564 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee
Daily Net Assets Fee Rate
$0-$500 million 0.49%
Over $500 million 0.45%

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2026
for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 710,329 shares or 2.93% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(16,769,390) $(3,802,418) $(20,571,808)

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2026, the Fund had net realized loss of $1,248,857 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,155,805,933 $1,950,150 $(6,259,799) $(4,309,649)
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold 3,250,000 $ 154,179,238 36,550,000 $ 1,786,290,162
Shares repurchased (5,600,000) (267,068,264) (32,800,000) (1,581,172,581)
Net Increase/(Decrease) (2,350,000) $ (112,889,026) 3,750,000 $ 205,117,581
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$418,932,257 $447,561,733 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$18,272,757 $156,602,644 $— $—

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
30 April 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93094 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Securitized Income ETF
Janus Detroit Street Trust

Janus Henderson Securitized Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 41 .9%
Acacia LLC, 5.2400%, 11/15/37 (144A) $ 1,635,780 $ 1,637,633
Accelerated LLC, 7.8500%, 8/22/44 (144A) 3,613,215 3,507,772
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 1,559,128 1,594,335
ACHV ABS TRUST, 8.4700%, 3/18/30 (144A) 314,635 316,786
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 20,680 20,788
Affirm Asset Securitization Trust, 4.9300%, 10/15/30 (144A) 283,000 282,992
Affirm Asset Securitization Trust, 5.2300%, 10/15/30 (144A) 4,000,000 3,996,782
Affirm Master Trust, 5.6000%, 7/15/33 (144A) 7,500,000 7,534,424
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) 1,602,000 1,590,038
Alloya Auto Receivables Trust, 4.9900%, 3/25/30 (144A) 900,000 904,435
Ally Bank Auto Credit-Linked Notes, 7.9170%, 5/17/32 (144A) 309,133 313,005
Ally Bank Auto Credit-Linked Notes, 9.8920%, 5/17/32 (144A) 393,800 402,992
Ally Bank Auto Credit-Linked Notes, 12.7480%, 5/17/32 (144A) 238,600 246,537
Ally Bank Auto Credit-Linked Notes, 6.6780%, 9/15/32 (144A) 971,437 972,491
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 1,331,053 1,344,702
Ally Bank Auto Credit-Linked Notes, 6.0660%, 6/15/33 (144A) 1,201,166 1,192,419
Ally Bank Auto Credit-Linked Notes, 6.9420%, 6/15/33 (144A) 529,926 529,735
Ally Bank Auto Credit-Linked Notes, 6.1640%, 9/15/33 (144A) 3,947,629 3,921,975
Alterna Funding III LLC, 7.1360%, 5/16/39 (144A) 1,594,203 1,594,168
Amur Equipment Finance Receivables XIII LLC, 9.6600%, 4/20/32 (144A) 375,000 381,432
Amur Equipment Finance Receivables XIV LLC, 8.8800%, 10/20/32 (144A) 500,000 506,870
Amur Equipment Finance Receivables XV LLC, 5.6800%, 8/20/32 (144A) 3,129,000 3,142,868
Arivo Acceptance Auto Loan Receivables Trust, 6.8700%, 6/17/30 (144A) 1,500,000 1,516,678
Auxilior Term Funding LLC, 10.9700%, 12/15/32 (144A) 200,000 213,209
Avis Budget Rental Car Funding AESOP LLC, 3.7100%, 8/20/27 (144A) 3,333,333 3,319,891
Avtech Equipment Receivables Funding LLC, 4.5500%, 2/15/33 (144A) 4,101,460 4,091,153
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.0500%, 5.6952%,
12/26/31 (144A)
‡
652,347 655,468
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.2452%,
12/26/31 (144A)
‡
461,349 465,386
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 5.4452%,
6/25/47 (144A)
‡
741,971 745,494
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 6.3952%,
6/25/47 (144A)
‡
720,772 729,899
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 5.4452%,
7/27/48 (144A)
‡
2,953,133 2,956,446
Bayview Opportunity Master Fund VII Trust, 6.3600%, 7/16/29 (144A) 500,000 509,693
BHG Securitization Trust, 5.8100%, 4/17/35 (144A) 134,187 136,170
BHG Securitization Trust, 6.4900%, 4/17/35 (144A) 277,778 283,909
Blue Bridge Funding LLC, 9.4800%, 11/15/30 (144A) 200,000 203,503
Blue Bridge Funding LLC, 9.5000%, 11/15/30 (144A) 546,000 542,261
Bridgecrest Lending Auto Securitization Trust, 6.0300%, 11/15/29 500,000 508,003
Business Jet Securities LLC, 6.9240%, 5/15/39 (144A) 1,120,260 1,142,503
Carmax Auto Owner Trust, 5.1100%, 5/17/32 1,750,000 1,740,454
CarMax Auto Owner Trust, 6.0000%, 7/15/30 1,620,000 1,642,749
Carvana Auto Receivables Trust, 3.1600%, 6/12/28 (144A) 2,899,684 2,837,221
Carvana Auto Receivables Trust, 4.9900%, 1/12/32 1,000,000 982,378
CF Hippolyta Issuer LLC, 1.6900%, 7/15/60 (144A) 1,562,354 1,301,005
Chase Auto Credit Linked Notes, 6.0240%, 2/25/33 (144A) 4,115,580 4,078,792
Chase Auto Credit Linked Notes, 6.9960%, 2/25/33 (144A) 1,817,836 1,831,464
Chase Auto Owner Trust, 5.2400%, 11/26/32 (144A) 3,600,000 3,643,960
Commonbond Student Loan Trust, 4.0000%, 5/25/40 (144A) 103,500 100,445
Commonbond Student Loan Trust, 4.0000%, 10/25/40 (144A) 106,143 100,878
Commonbond Student Loan Trust, 3.4700%, 5/25/41 (144A) 172,925 158,139

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Commonbond Student Loan Trust, 4.1200%, 9/25/45 (144A) $ 84,418 $ 71,410
Commonbond Student Loan Trust, 4.2500%, 2/25/46 (144A) 98,238 92,958
Commonbond Student Loan Trust, 1.4000%, 3/25/52 (144A) 176,770 135,394
Compass Datacenters Issuer II LLC, 5.2500%, 2/25/49 (144A) 300,000 299,838
Compass Datacenters Issuer II LLC, 5.7500%, 2/25/49 (144A) 1,000,000 1,004,300
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 4,500,000 4,487,214
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 3,250,000 3,158,791
Compass Datacenters Issuer II LLC, 5.7560%, 5/25/50 (144A) 5,000,000 4,930,319
COOPR Residential Mortgage Trust, 5.6540%, 5/25/60 (144A)
Ç
3,465,037 3,485,103
COOPR Residential Mortgage Trust, 5.5020%, 6/25/60 (144A)
Ç
1,190,290 1,194,052
COOPR Residential Mortgage Trust, 4.8400%, 9/25/60 (144A)
Ç
1,426,602 1,415,252
COOPR Residential Mortgage Trust, 5.3580%, 2/25/61 (144A)
Ç
4,948,000 4,919,731
COOPR Residential Mortgage Trust, 5.7070%, 2/25/61 (144A)
‡
1,700,000 1,679,444
Corporate One Auto Receivables Trust, 4.8400%, 4/15/31 (144A) 1,820,000 1,805,176
Corporate One Auto Receivables Trust, 5.4800%, 7/15/34 (144A) 2,000,000 1,995,153
CP EF Asset Securitization II LLC, 7.4800%, 3/15/32 (144A) 22,233 22,313
CP EF Asset Securitization II LLC, 7.5600%, 3/15/32 (144A) 250,000 251,094
CP EF Asset Securitization II LLC, 7.7700%, 3/15/32 (144A) 250,000 252,662
CPC Asset Securitization III LLC, 13.4500%, 8/15/30 (144A) 1,000,000 1,012,900
Credibly Asset Securitization II LLC, 5.4000%, 3/15/32 (144A) 1,500,000 1,489,069
Crockett Partners Equipment Co. IIA LLC, 6.7800%, 1/20/31 (144A) 678,164 681,463
Crockett Partners Equipment Co. IIA LLC, 10.1600%, 1/20/31 (144A) 678,164 704,371
CyrusOne Data Centers Issuer I LLC, 4.7600%, 3/22/49 (144A) 735,000 717,648
DB Master Finance LLC, 2.0450%, 11/20/51 (144A) 1,532,000 1,511,210
DB Master Finance LLC, 2.4930%, 11/20/51 (144A) 651,100 613,342
Dell Equipment Finance Trust, 5.1900%, 11/22/32 (144A) 3,500,000 3,497,487
Dext ABS LLC, 8.3000%, 5/15/34 (144A) 300,000 314,434
Drive Auto Receivables Trust, 5.4100%, 9/15/32 4,077,000 4,096,828
EFMT, 5.8770%, 1/25/60 (144A)
Ç
2,007,574 2,016,458
Ellington Financial Mortgage Trust, 5.1160%, 12/25/60 (144A)
Ç
503,292 500,945
Ellington Financial Mortgage Trust, 5.3160%, 12/25/60 (144A)
Ç
777,000 771,729
Ellington Financial Mortgage Trust, 5.4660%, 12/25/60 (144A)
Ç
852,000 847,355
Ellington Financial Mortgage Trust, 5.6160%, 12/25/60 (144A)
‡
234,000 231,756
Exeter Automobile Receivables Trust, 5.8400%, 6/17/30 500,000 507,101
Exeter Automobile Receivables Trust, 7.8900%, 8/15/31 (144A) 750,000 769,707
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 2,700,000 2,780,850
Exeter Select Automobile Receivables Trust, 5.3400%, 1/15/32 2,200,000 2,189,523
Exeter Select Automobile Receivables Trust, 5.5400%, 5/17/32 1,800,000 1,802,565
ExteNet Issuer LLC, 8.2720%, 7/25/54 (144A) 2,500,000 2,554,003
ExteNet Issuer LLC, 9.0500%, 7/25/54 (144A) 1,500,000 1,544,261
FHF Issuer Trust, 5.7500%, 5/15/30 (144A) 4,891,000 4,920,310
FHF Issuer Trust, 5.8900%, 6/15/30 (144A) 718,735 722,321
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 1,202,000 1,202,068
FHF Issuer Trust, 7.4200%, 5/15/31 (144A) 1,000,000 1,008,238
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 2,854,000 2,796,275
FHF Issuer Trust, 7.1500%, 9/15/31 (144A) 2,373,000 2,380,129
FHF Trust, 6.5700%, 6/15/28 (144A) 170,412 170,892
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
2,324,989 2,349,478
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
184,608 184,401
FIGRE Trust, 5.3010%, 9/25/54 (144A)
‡
661,512 660,109
FIGRE Trust, 5.5600%, 5/25/55 (144A)
‡
9,511,571 9,545,086
FIGRE Trust, 5.7100%, 5/25/55 (144A)
‡
1,582,756 1,589,332
FIGRE Trust, 5.9100%, 5/25/55 (144A)
‡
1,582,756 1,591,563
FIGRE Trust, 5.7580%, 6/25/55 (144A)
‡
876,284 882,203

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
FIGRE Trust, 5.4080%, 7/25/55 (144A)
‡
$ 996,582 $ 997,581
FIGRE Trust, 5.4670%, 7/25/55 (144A)
Ç
3,668,899 3,660,378
FIGRE Trust, 5.6080%, 7/25/55 (144A)
‡
1,288,206 1,294,061
FIGRE Trust, 5.7090%, 7/25/55 (144A)
‡
1,664,183 1,666,247
FIGRE Trust, 5.4850%, 8/25/55 (144A)
‡
4,652,228 4,647,410
FIGRE Trust, 5.1440%, 9/25/55 (144A)
‡
2,270,016 2,242,782
FIGRE Trust, 5.2450%, 9/25/55 (144A)
‡
2,777,960 2,743,759
FIGRE Trust, 5.1170%, 10/25/55 (144A)
‡
2,173,441 2,144,209
FIGRE Trust, 5.2180%, 10/25/55 (144A)
‡
2,086,503 2,055,635
FIGRE Trust, 5.1830%, 1/25/56 (144A)
‡
732,444 729,373
FIGRE Trust, 5.4340%, 1/25/56 (144A)
‡
1,091,174 1,088,589
FIGRE Trust, 5.3000%, 5/25/56 (144A)
‡
6,000,000 5,991,073
FIGRE Trust, 6.2300%, 5/25/56 (144A)
‡
1,700,000 1,699,974
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
833,166 822,806
Finance of America Structured Securities Trust, 3.5000%, 4/25/74 (144A)
Ç
2,065,801 2,034,543
FinBe USA Trust, 6.6000%, 12/16/30 (144A) 2,250,000 2,206,116
Flagship Credit Auto Trust, 1.2700%, 3/15/27 (144A) 332,869 332,332
Flagship Credit Auto Trust, 3.0600%, 3/15/28 (144A) 257,579 257,098
Flagship Credit Auto Trust, 4.8800%, 11/15/28 (144A) 125,029 125,180
FNA 9 LLC, 5.5090%, 4/16/46 (144A)
‡
935,000 934,612
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 4,333,000 4,341,229
Foundation Finance Trust, 9.1000%, 6/15/49 (144A) 876,251 923,321
Foundation Finance Trust, 8.1300%, 12/15/49 (144A) 1,090,426 1,138,842
Foundation Finance Trust, 5.0900%, 4/15/52 (144A) 4,797,821 4,786,230
Foundation Finance Trust, 5.7100%, 8/15/52 (144A) 1,275,000 1,262,687
GLS Auto Select Receivables Trust, 7.9300%, 7/15/30 (144A) 400,000 421,642
Gracie Point International Funding LLC, SOFR30A + 2.7500%, 6.4039%, 8/15/28
(144A)
‡
1,500,000 1,506,026
GS Mortgage Backed Securities Trust, 5.1800%, 9/25/55 (144A)
Ç
1,776,796 1,772,820
GS Mortgage-Backed Securities Trust, 5.4220%, 5/25/56 (144A)
Ç
3,000,000 2,982,461
GS Mortgage-Backed Securities Trust, 5.7710%, 5/25/56 (144A)
‡
3,200,000 3,179,881
Hilton Grand Vacations Trust, 5.5200%, 5/27/42 (144A) 2,647,115 2,654,479
Hilton Grand Vacations Trust, 7.2100%, 2/25/43 (144A) 1,200,000 1,198,779
Hilton Grand Vacations Trust, 5.1200%, 5/25/44 (144A) 2,149,120 2,133,522
Hotwire Funding LLC, 4.4590%, 11/20/51 (144A) 4,500,000 4,463,446
HPEFS Equipment Trust, 4.7700%, 5/20/33 (144A) 6,000,000 5,935,196
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.1500%, 6.7901%,
5/20/32 (144A)
‡
1,157,345 1,169,021
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 8.8901%,
5/20/32 (144A)
‡
400,619 404,910
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.6000%, 6.2401%,
10/20/32 (144A)
‡
1,296,945 1,306,272
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 4.0000%, 7.6401%,
10/20/32 (144A)
‡
824,912 820,951
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.2500%, 5.8901%,
3/21/33 (144A)
‡
2,092,185 2,099,685
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.5000%, 7.1401%,
3/21/33 (144A)
‡
1,216,024 1,221,743
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.2500%, 6.8901%,
9/20/33 (144A)
‡
465,761 466,129
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 4.5000%, 8.1401%,
2/20/34 (144A)
‡
2,386,723 2,386,698
J.P. Morgan Mortgage Trust, 6.0190%, 6/25/54 (144A)
Ç
3,074,507 3,086,085
J.P. Morgan Mortgage Trust, 5.1820%, 6/25/56 (144A)
Ç
3,000,000 2,960,902
J.P. Morgan Mortgage Trust, 5.3320%, 6/25/56 (144A)
Ç
4,882,000 4,827,986

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Jersey Mike's Funding, 5.6100%, 8/16/55 (144A) $ 4,577,000 $ 4,568,224
Lendbuzz Securitization Trust, 6.5200%, 7/16/29 (144A) 2,650,000 2,682,511
Lendbuzz Securitization Trust, 6.5800%, 9/15/29 (144A) 500,000 505,788
Lendbuzz Securitization Trust, 4.6800%, 7/15/30 (144A) 1,626,000 1,626,997
Lendbuzz Securitization Trust, 7.5800%, 9/15/30 (144A) 2,500,000 2,544,160
Lendbuzz Securitization Trust, 5.1600%, 12/16/30 (144A) 271,000 269,371
Lendbuzz Securitization Trust, 5.2800%, 4/15/31 (144A) 2,921,000 2,824,997
Lendbuzz Securitization Trust, 5.7400%, 9/15/31 (144A) 348,299 347,342
Libra Solutions LLC, 5.8800%, 9/30/38 (144A) 2,000,000 1,993,934
Libra Solutions LLC, 6.3550%, 8/15/39 (144A) 10,200,000 10,191,417
Libra Solutions LLC, 8.0550%, 8/15/39 (144A) 3,100,000 3,091,278
Lightpath Fiber Issuer LLC, 5.5970%, 3/25/56 (144A) 2,500,000 2,502,698
Lmdv Issuer Co. LLC, 5.9000%, 12/15/55 (144A) 2,652,000 2,626,090
Lmdv Issuer Co. LLC, 7.8800%, 12/15/55 (144A) 1,889,000 1,905,396
Luxury Lease Partners Auto Lease Trust, 7.2920%, 7/15/30 (144A) 99,755 100,398
Luxury Lease Partners Auto Lease Trust, 10.4910%, 7/15/30 (144A) 300,000 300,979
Luxury Lease Partners Auto Lease Trust, 5.5100%, 3/15/32 (144A) 4,325,437 4,310,203
Marlette Funding Trust, 8.1500%, 4/15/33 (144A) 619,041 627,830
Marlette Funding Trust, 7.9200%, 6/15/33 (144A) 900,000 913,482
Marlette Funding Trust, 8.1500%, 12/15/33 (144A) 500,000 512,512
Marlette Funding Trust, 6.0200%, 7/16/35 (144A) 5,368,000 5,382,464
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 6,700,000 6,739,963
MetroNet Infrastructure Issuer LLC, 7.1000%, 4/20/56 (144A) 2,239,000 2,246,637
Mtp ABS Funding LLC, 5.8820%, 4/25/56 (144A) 2,500,000 2,511,035
MVW LLC, 5.7500%, 9/22/42 (144A) 1,135,201 1,144,779
New Economy Assets-Phase 1 Sponsor LLC, 1.9100%, 10/20/61 (144A) 615,000 516,119
NMEF Funding LLC, 5.2200%, 2/15/34 (144A) 1,250,000 1,228,803
NMEF Funding LLC, 6.7300%, 2/15/34 (144A) 2,100,000 2,078,259
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A)
Ç
4,000,046 4,043,502
Oak Street Investment Grade Net Lease Fund, 2.2100%, 11/20/50 (144A) 382,789 329,597
Oaktree ABF Equipment ST LLC, 5.3100%, 10/17/33 (144A) 2,050,000 2,036,905
OBX Trust, SOFR30A + 1.6500%, 5.2952%, 2/25/56 (144A)
‡
604,000 603,618
OBX Trust, SOFR30A + 1.8000%, 5.4452%, 2/25/56 (144A)
‡
1,100,000 1,098,009
OBX Trust, 5.6360%, 4/25/56 (144A)
Ç
2,000,000 2,003,357
OnDeck Asset Securitization IV LLC, 5.5200%, 4/19/32 (144A) 4,500,000 4,515,437
OnDeck Asset Securitization IV LLC, 6.6400%, 4/19/32 (144A) 2,500,000 2,517,561
OnDeck Asset Securitization Trust IV LLC, 7.1500%, 6/17/31 (144A) 1,500,000 1,507,063
OnDeck Asset Securitization Trust IV LLC, 8.9900%, 6/17/31 (144A) 1,000,000 1,010,062
Pear LLC, 6.9500%, 2/15/36 (144A) 247,077 247,912
Post Road Equipment Finance LLC, 6.7700%, 10/15/30 (144A) 400,000 405,492
Post Road Equipment Finance LLC, 8.5000%, 12/15/31 (144A) 450,000 460,939
Post Road Equipment Finance LLC, 7.0800%, 5/17/32 (144A) 2,000,000 2,010,987
Post Road Equipment Finance LLC, 7.7000%, 1/17/34 (144A) 821,000 832,370
Prosper Marketplace Issuance Trust, 6.9600%, 8/15/29 (144A) 498,093 498,825
QTS Issuer ABS I LLC, 5.4390%, 5/25/55 (144A) 2,000,000 1,990,969
QTS Issuer ABS I LLC, 5.9280%, 5/25/55 (144A) 1,442,000 1,401,256
QTS Issuer ABS II LLC, 6.7290%, 1/5/56 (144A) 5,091,000 5,009,019
RAM LLC, 6.6690%, 2/15/39 (144A) 555,211 555,464
RAM LLC, 7.7850%, 2/15/39 (144A) 364,478 364,670
RAM LLC, 5.4630%, 6/15/46 (144A) 1,942,000 1,942,000
RCKT Mortgage Trust, 6.5150%, 6/25/43 (144A)
‡
201,247 200,869
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
486,679 488,651
RCKT Mortgage Trust, 5.1580%, 10/25/44 (144A)
Ç
2,039,547 2,037,692
RCKT Mortgage Trust, 5.4896%, 11/25/44 (144A)
Ç
2,369,078 2,374,995

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
RCKT Mortgage Trust, 5.6408%, 11/25/44 (144A)
Ç
$ 1,318,352 $ 1,320,579
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
2,758,105 2,764,315
RCKT Mortgage Trust, 7.6530%, 1/25/45 (144A)
‡
5,688,000 5,884,767
RCKT Mortgage Trust, 5.6030%, 2/25/55 (144A)
Ç
2,331,559 2,332,932
RCKT Mortgage Trust, 6.7320%, 3/25/55 (144A)
‡
5,660,000 5,663,665
RCKT Mortgage Trust, 5.8110%, 4/25/55 (144A)
Ç
4,158,730 4,188,565
RCKT Mortgage Trust, 5.6870%, 5/25/55 (144A)
Ç
3,415,884 3,436,244
RCKT Mortgage Trust, 5.4780%, 7/25/55 (144A)
Ç
1,152,206 1,150,895
RCKT Mortgage Trust, 6.9700%, 7/25/55 (144A)
‡
5,058,000 5,058,357
RCKT Mortgage Trust, 5.1477%, 8/25/55 (144A)
‡
1,298,420 1,296,992
RCKT Mortgage Trust, 5.2486%, 8/25/55 (144A)
‡
1,109,754 1,104,220
RCKT Mortgage Trust, 7.2820%, 8/25/55 (144A)
‡
2,253,000 2,201,847
RCKT Mortgage Trust, 4.7950%, 9/25/55 (144A)
Ç
977,375 970,288
RCKT Mortgage Trust, 4.9970%, 9/25/55 (144A)
Ç
3,373,013 3,341,211
RCKT Mortgage Trust, 4.8940%, 11/25/55 (144A)
Ç
943,280 936,761
RCKT Mortgage Trust, 4.9660%, 11/25/55 (144A)
Ç
3,374,692 3,358,045
RCKT Mortgage Trust, 5.1240%, 1/25/56 (144A)
Ç
4,229,000 4,180,264
RCKT Mortgage Trust, 5.2240%, 1/25/56 (144A)
Ç
3,400,000 3,362,971
RCKT Mortgage Trust, 5.0550%, 2/25/56 (144A)
Ç
3,140,000 3,096,260
RCKT Mortgage Trust, 5.2550%, 2/25/56 (144A)
Ç
4,519,000 4,459,003
RCKT Mortgage Trust, 5.3550%, 2/25/56 (144A)
‡
921,000 911,174
RCKT Mortgage Trust, 5.3940%, 4/25/56 (144A)
Ç
1,484,000 1,477,627
RCKT Mortgage Trust, 5.5930%, 4/25/56 (144A)
Ç
1,669,000 1,663,600
RCKT Mortgage Trust, 5.9420%, 4/25/56 (144A)
‡
2,383,000 2,374,070
RCKT Trust, 5.4200%, 7/25/34 (144A) 1,750,000 1,734,613
RCKT Trust, 7.1200%, 7/25/34 (144A) 7,900,000 7,859,758
RCKTL, 4.9500%, 11/27/34 (144A) 2,500,000 2,491,683
Reach Abs Trust, 5.1600%, 2/15/33 (144A) 2,389,000 2,327,085
Reach ABS Trust, 6.9000%, 2/18/31 (144A) 2,295,000 2,342,101
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 38,955 39,053
Reach ABS Trust, 8.8300%, 7/15/31 (144A) 1,000,000 1,042,587
Reach ABS Trust, 5.9900%, 8/16/32 (144A) 2,000,000 2,012,325
Reach ABS Trust, 5.6900%, 8/18/32 (144A) 2,593,000 2,576,098
ReadyCap Lending Small Business Loan Trust, US Prime Rate + 0.0700%,
6.8200%, 4/25/48 (144A)
‡
177,370 180,326
Regents Capital Equipment Receivables LLC, 5.1100%, 1/31/34 (144A) 3,000,000 2,997,967
Research-Driven Pagaya Motor Asset Trust, 5.6590%, 7/25/34 (144A) 2,944,491 2,949,077
Research-Driven Pagaya Motor Asset Trust, 6.2110%, 7/25/34 (144A) 1,700,000 1,699,278
Research-Driven Pagaya Motor Asset Trust, 5.6200%, 2/26/35 (144A) 2,538,000 2,526,526
RKTL, 5.2100%, 2/26/35 (144A) 2,232,000 2,197,374
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
2,889,971 2,971,195
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
3,521,204 3,626,763
Saluda Grade Alternative Mortgage Trust, CME Term SOFR 1 Month + 1.8000%,
5.4543%, 10/25/55 (144A)
‡
5,000,000 5,029,316
Saluda Grade Alternative Mortgage Trust, CME Term SOFR 1 Month + 1.5500%,
5.2043%, 4/25/56 (144A)
‡
3,325,918 3,322,803
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 2,439,437 2,466,234
Santander Bank Auto Credit-Linked Notes, 10.1710%, 6/15/32 (144A) 2,140,326 2,221,562
Santander Bank Auto Credit-Linked Notes, 6.7990%, 1/18/33 (144A) 186,693 187,208
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 672,095 689,580
Santander Bank Auto Credit-Linked Notes, 12.2310%, 1/18/33 (144A) 672,095 697,395
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 198,743 201,460
Santander Bank Auto Credit-Linked Notes, 8.4080%, 12/15/33 (144A) 993,716 1,008,634
Santander Bank Auto Credit-Linked Notes, 12.2400%, 12/15/33 (144A) 298,115 309,458

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Santander Bank Auto Credit-Linked Notes, 6.2740%, 1/16/34 (144A) $ 3,100,000 $ 3,088,421
Santander Bank Auto Credit-Linked Notes, 7.3430%, 1/16/34 (144A) 1,172,000 1,185,739
SBNA Auto Receivables Trust, 5.3400%, 9/15/31 (144A) 1,750,000 1,754,388
SBNA Auto Receivables Trust, 8.0000%, 4/15/32 (144A) 1,000,000 1,020,566
SEB Funding LLC, 6.6650%, 1/30/56 (144A) 2,100,000 2,074,565
SF Abs Issuer LLC, 5.3770%, 11/25/55 (144A) 3,250,000 3,138,616
Sierra Timeshare Receivables Funding LLC, 7.4800%, 6/20/41 (144A) 363,857 365,926
Sierra Timeshare Receivables Funding LLC, 6.9300%, 8/20/41 (144A) 411,350 407,392
Sierra Timeshare Receivables Funding LLC, 7.1000%, 12/22/42 (144A) 1,475,998 1,458,546
Sierra Timeshare Receivables Funding LLC, 6.7900%, 4/20/44 (144A) 2,881,045 2,865,543
Sierra Timeshare Receivables Funding LLC, 4.9800%, 8/22/44 (144A) 2,151,217 2,111,699
SoFi Consumer Loan Program Trust, 5.7200%, 2/27/34 (144A) 3,000,000 3,029,882
SoFi Consumer Loan Program Trust, 5.3500%, 8/15/34 (144A) 1,800,000 1,804,822
Sotheby's Artfi Master Trust, 5.5400%, 6/20/33 (144A) 5,339,000 5,318,574
Stack Infrastructure Issuer LLC, 5.0000%, 3/27/56 (144A) 3,625,000 3,498,444
Switch ABS Issuer LLC, 5.3650%, 10/25/55 (144A) 3,000,000 2,967,784
Switch ABS Issuer LLC, 5.6090%, 3/27/56 (144A) 6,014,000 6,033,462
Taco Bell Funding LLC, 1.9460%, 8/25/51 (144A) 6,434,393 6,292,792
Taco Bell Funding LLC, 2.2940%, 8/25/51 (144A) 1,072,890 994,372
Taco Bell Funding LLC, 2.5420%, 8/25/51 (144A) 245,625 212,205
Theorem Funding Trust, 8.9500%, 4/15/29 (144A) 508,738 515,283
Towd Point Mortgage Trust, SOFR30A + 1.6500%, 5.2952%, 7/25/65 (144A)
‡
4,300,000 4,321,828
Towd Point Mortgage Trust, 4.9680%, 9/25/65 (144A)
Ç
4,390,343 4,362,611
Towd Point Mortgage Trust, 5.2490%, 10/25/65 (144A)
Ç
2,100,491 2,095,743
Tricolor Auto Securitization Trust, 6.9900%, 1/18/28 (144A)
¢,€
500,000 374,471
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A)
¢,€
1,500,000 890,526
Tricolor Auto Securitization Trust, 5.7200%, 10/15/29 (144A)
¢,€
11,502,000 2,835,661
Tricolor Auto Securitization Trust, 6.8400%, 4/15/31 (144A)
¢,€
3,240,000 668,167
Truist Bank Auto Credit-Linked Notes, 6.8070%, 9/26/33 (144A) 3,523,517 3,515,153
TSC SPV Funding LLC, 6.2910%, 8/20/54 (144A) 1,481,250 1,492,132
United Auto Credit Securitization Trust, 7.0600%, 10/10/29 (144A) 54,939 54,939
United Auto Credit Securitization Trust, 8.3000%, 11/12/29 (144A) 1,000,000 1,007,251
United Auto Credit Securitization Trust, 5.0600%, 6/10/31 (144A) 2,305,000 2,277,220
United Auto Credit Securitization Trust, 5.6500%, 7/10/31 (144A) 4,067,000 4,036,628
UPG HI Issuer Trust, 5.9800%, 9/25/47 (144A) 2,665,000 2,667,896
UPG HI Issuer Trust, 6.3900%, 2/25/48 (144A) 1,494,000 1,493,711
Upgrade Master Pass-Thru Trust, 5.6910%, 3/15/34 (144A) 1,500,000 1,485,286
Upstart Securitization Trust, 8.2500%, 10/20/33 (144A) 474,496 483,593
Upstart Securitization Trust, 5.4300%, 9/20/35 (144A) 2,473,000 2,439,127
US Bank NA, 6.7890%, 8/25/32 (144A) 1,052,852 1,060,302
US Bank NA, 9.7850%, 8/25/32 (144A) 34,633 35,050
USB Auto Owner Trust, 4.9600%, 3/17/31 (144A) 1,500,000 1,508,708
USB Auto Owner Trust, 5.4000%, 12/15/32 (144A) 2,500,000 2,507,007
VB-S1 Issuer LLC, 5.1930%, 3/15/56 (144A) 1,375,000 1,361,277
VB-S1 Issuer LLC, 6.8430%, 3/15/56 (144A) 1,203,000 1,206,533
VB-S1 Issuer LLC-VBTEL, 4.2880%, 2/15/52 (144A) 500,000 494,580
VB-S1 Issuer LLC-VBTEL, 6.6440%, 5/15/54 (144A) 1,500,000 1,523,119
VB-S1 Issuer LLC-VBTEL, 8.8710%, 5/15/54 (144A) 1,150,000 1,180,172
VERTICAL BRIDGE CC LLC, 7.4460%, 8/16/55 (144A) 3,144,000 3,188,153
VERTICAL BRIDGE CC LLC, 9.3830%, 8/16/55 (144A) 3,100,000 3,172,108
Vista Point Securitization Trust, 5.6010%, 8/25/55 (144A)
Ç
6,975,163 6,994,633
Vista Point Securitization Trust, 5.2260%, 2/25/56 (144A)
Ç
1,400,000 1,387,902
Vista Point Securitization Trust, 5.3760%, 2/25/56 (144A)
Ç
2,000,000 1,978,450
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) 1,389,000 1,372,787

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Western Funding Auto Loan Trust, 5.7900%, 1/15/36 (144A) $ 2,500,000 $ 2,437,900
Westgate Resorts LLC, 10.1400%, 12/20/37 (144A) 108,115 110,058
Westgate Resorts LLC, 7.0600%, 1/20/38 (144A) 549,639 554,499
Westgate Resorts LLC, 9.2600%, 1/20/38 (144A) 549,639 560,353
Westgate Resorts LLC, 6.0800%, 10/20/39 (144A) 2,919,169 2,916,637
Westgate Resorts LLC, 7.9900%, 10/20/39 (144A) 1,038,186 1,041,614
Westlake Automobile Receivables Trust, 5.0800%, 5/15/31 (144A) 5,200,000 5,206,396
Westlake Automobile Receivables Trust, 4.7500%, 7/15/31 (144A) 1,708,000 1,689,879
Westlake Automobile Receivables Trust, 5.5900%, 7/15/32 (144A) 2,379,000 2,396,868
Wingspire Equipment Finance LLC, 6.3100%, 9/20/32 (144A) 2,500,000 2,529,963
Wingspire Equipment Finance LLC, 5.4500%, 9/20/33 (144A) 3,194,000 3,182,642
Wireless PropCo Funding LLC, 4.3000%, 6/25/55 (144A) 766,400 725,238
Zayo Issuer LLC, 7.7840%, 4/20/56 (144A) 3,269,000 3,291,003
Total Asset-Backed Securities (cost $647,114,127) 635,132,438
Collateralized Loan Obligations - 2 .5%
AB BSL CLO 1 Ltd. 2020-1A A2R2, CME Term SOFR 3 Month + 1.5300%,
5.2031%, 10/15/38 (144A)
‡
11,000,000 11,008,108
Ares LXXI CLO Ltd. 2024-71A A2, CME Term SOFR 3 Month + 1.7000%,
5.3752%, 4/20/37 (144A)
‡
5,000,000 5,012,216
Bain Capital Credit CLO Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.4500%,
5.0748%, 1/19/39 (144A)
‡
8,000,000 8,002,744
OHA Credit Funding 24 Ltd. 2025-24A A2, CME Term SOFR 3 Month + 1.4200%,
5.0931%, 1/20/39 (144A)
‡
12,000,000 11,998,965
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 5.4652%,
1/20/32 (144A)
‡
2,500,000 2,502,340
Total Collateralized Loan Obligations (cost $38,506,003) 38,524,373
Corporate Bonds - 1 .9%
Basic Materials - 0 .1%
Mineral Resources Ltd., 6.2500%, 5/1/34 (144A) 1,584,000 1,564,084
Communications - 0 .9%
Black Pearl Compute LLC, 6.1250%, 2/15/31 (144A) 4,079,000 4,138,504
Meridian Arc Holdco LLC, 6.2500%, 4/30/31 (144A) 4,828,000 4,826,901
SE Cosmos LLC, 8.8750%, 5/1/31 (144A) 3,785,000 3,766,075
12,731,480
Technology - 0 .6%
CoreWeave, Inc., 9.7500%, 10/1/31 (144A) 9,084,000 9,136,601
Utilities - 0 .3%
Talen Energy Supply LLC, 6.3750%, 5/1/33 (144A) 5,141,000 5,147,691
Total Corporate Bonds (cost 28,500,552) 28,579,856
Mortgage-Backed Securities - 89 .4%
1301 Trust , 6.4301% , 8/11/42 (144A)
‡
2,834,000 2,839,569
280 Park Avenue Mortgage Trust , CME Term SOFR 1 Month + 1.3800% ,
5.0347% , 9/15/34 (144A)
‡
2,500,000 2,485,045
A&D Mortgage Trust
5.7900%, 6/25/70 (144A)
‡
2,399,258 2,414,673
5.1200%, 12/25/70 (144A)
Ç
3,223,324 3,210,370
4.9120%, 2/25/71 (144A)
‡
2,439,376 2,419,676
5.1140%, 2/25/71 (144A)
Ç
2,845,611 2,818,052
ABL , 7.4570% , 9/25/29 (144A)
Ç
5,160,000 5,177,217
ALA Trust
CME Term SOFR 1 Month + 1.7426%, 5.3976%, 6/15/40 (144A)
‡
12,053,651 12,100,067
CME Term SOFR 1 Month + 3.0907%, 6.7457%, 6/15/40 (144A)
‡
2,333,000 2,336,457

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
10 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Angel Oak Mortgage Trust , 5.7680% , 4/25/70 (144A)
Ç
$ 1,585,928 $ 1,592,513
BAMLL Re-REMIC Trust
0.0099%, 2/27/51 (144A)
‡
1,784,783 1,404,580
0.0000%, 11/27/51 (144A)
§
1,892,604 1,494,050
0.8884%, 9/27/52 (144A)
‡
2,405,067 2,290,424
BFLD Commercial Mortgage Trust , 5.6329% , 10/10/42 (144A)
‡
3,000,000 2,994,623
BLP Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.3422%, 4.9969%, 3/15/41 (144A)
‡
6,236,454 6,236,851
CME Term SOFR 1 Month + 2.6500%, 6.3047%, 12/15/42 (144A)
‡
4,000,000 4,004,031
BMP , CME Term SOFR 1 Month + 2.3905% , 6.0452% , 6/15/41 (144A)
‡
3,750,000 3,754,004
BOCA Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.5000% ,
6.1547% , 12/15/42 (144A)
‡
2,000,000 2,002,597
BPR Trust
5.8500%, 11/5/41 (144A)
‡
3,407,000 3,156,322
5.8500%, 11/5/41 (144A)
‡
2,870,000 2,856,998
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 2,560,000 2,477,185
5.0000%, 9/25/64 (144A) 1,446,174 1,438,721
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.6897%, 6.3444%, 3/15/34 (144A)
‡
1,580,000 1,578,412
CME Term SOFR 1 Month + 1.4420%, 5.0967%, 2/15/39 (144A)
‡
9,140,257 9,146,302
CME Term SOFR 1 Month + 1.9409%, 5.5956%, 2/15/39 (144A)
‡
309,909 310,566
CME Term SOFR 1 Month + 2.6898%, 6.3445%, 2/15/39 (144A)
‡
4,825,727 4,837,158
CME Term SOFR 1 Month + 2.6898%, 6.3445%, 3/15/41 (144A)
‡
3,570,000 3,571,060
7.9698%, 8/13/41 (144A)
‡
4,702,000 4,497,774
CME Term SOFR 1 Month + 1.6912%, 5.3459%, 8/15/41 (144A)
‡
6,374,296 6,387,263
CME Term SOFR 1 Month + 2.2412%, 5.8962%, 10/15/41 (144A)
‡
1,918,360 1,921,469
CME Term SOFR 1 Month + 2.7905%, 6.4455%, 10/15/41 (144A)
‡
2,489,072 2,493,833
CME Term SOFR 1 Month + 3.9266%, 7.5910%, 10/15/41 (144A)
‡
1,850,000 1,852,661
CME Term SOFR 1 Month + 2.0000%, 5.6547%, 2/15/43 (144A)
‡
400,000 401,736
CME Term SOFR 1 Month + 2.4500%, 6.1047%, 2/15/43 (144A)
‡
2,580,000 2,587,527
CME Term SOFR 1 Month + 2.1000%, 5.7547%, 3/15/43 (144A)
‡
3,854,000 3,834,741
BX Trust
CME Term SOFR 1 Month + 3.4640%, 7.1190%, 10/15/26 (144A)
‡
1,808,470 1,804,616
CME Term SOFR 1 Month + 2.9413%, 6.5960%, 3/15/30 (144A)
‡
2,715,276 2,712,942
CME Term SOFR 1 Month + 3.0000%, 6.6547%, 2/15/35 (144A)
‡
5,000,000 4,956,280
CME Term SOFR 1 Month + 2.4500%, 6.1047%, 6/15/35 (144A)
‡
6,000,000 6,001,946
CME Term SOFR 1 Month + 1.9000%, 5.5547%, 2/15/36 (144A)
‡
2,810,000 2,808,221
CME Term SOFR 1 Month + 2.5000%, 6.1547%, 6/15/40 (144A)
‡
3,113,040 3,116,131
CME Term SOFR 1 Month + 1.9412%, 5.5959%, 4/15/41 (144A)
‡
1,069,443 1,069,498
CME Term SOFR 1 Month + 2.6901%, 6.3448%, 4/15/41 (144A)
‡
5,703,693 5,703,991
CME Term SOFR 1 Month + 2.4401%, 6.0948%, 6/15/41 (144A)
‡
1,055,450 1,046,159
CME Term SOFR 1 Month + 2.8894%, 6.5441%, 6/15/41 (144A)
‡
3,979,047 3,919,328
CME Term SOFR 1 Month + 1.4423%, 5.0970%, 11/15/41 (144A)
‡
7,819,728 7,823,091
5.7012%, 12/13/42 (144A)
‡
7,050,000 7,066,098
CME Term SOFR 1 Month + 3.7500%, 7.4047%, 7/15/44 (144A)
‡
9,966,000 9,948,122
BXHPP Trust
CME Term SOFR 1 Month + 0.7645%, 4.4195%, 8/15/36 (144A)
‡
437,000 416,285
CME Term SOFR 1 Month + 1.0145%, 4.6695%, 8/15/36 (144A)
‡
250,000 232,743
CME Term SOFR 1 Month + 1.2145%, 4.8695%, 8/15/36 (144A)
‡
1,950,000 1,705,421
BXP Trust
3.5390%, 6/13/39 (144A)
‡
2,310,000 2,257,866
3.5390%, 6/13/39 (144A)
‡
3,080,000 2,978,392

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
CALI Mortgage Trust , 4.1580% , 3/10/39 (144A) $ 1,700,000 $ 1,619,635
Chase Mortgage Finance Corp. , SOFR30A + 1.5500% , 5.1952% , 2/25/50 (144A)
‡
281,296 274,447
COMM Mortgage Trust
3.1400%, 10/10/36 (144A) 2,120,000 2,014,525
CME Term SOFR 1 Month + 2.8890%, 6.5437%, 6/15/41 (144A)
‡
1,250,000 1,254,409
CME Term SOFR 1 Month + 3.2890%, 6.9437%, 6/15/41 (144A)
‡
4,250,000 4,270,083
CONE Trust , CME Term SOFR 1 Month + 1.6417% , 5.2964% , 8/15/41 (144A)
‡
2,165,000 2,155,622
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.1952%, 10/25/41 (144A)
‡
405,041 405,732
SOFR30A + 3.1000%, 6.7452%, 10/25/41 (144A)
‡
3,000,000 3,030,283
SOFR30A + 6.0000%, 9.6452%, 10/25/41 (144A)
‡
3,511,000 3,583,149
SOFR30A + 6.2000%, 9.8452%, 11/25/41 (144A)
‡
683,000 700,127
SOFR30A + 1.6500%, 5.2952%, 12/25/41 (144A)
‡
5,213,730 5,232,841
SOFR30A + 2.7500%, 6.3952%, 12/25/41 (144A)
‡
2,250,000 2,271,094
SOFR30A + 6.0000%, 9.6452%, 12/25/41 (144A)
‡
3,108,409 3,194,832
SOFR30A + 3.0000%, 6.6452%, 1/25/42 (144A)
‡
227,032 229,868
SOFR30A + 7.6500%, 11.2952%, 1/25/42 (144A)
‡
3,000,000 3,128,352
SOFR30A + 9.5000%, 13.1452%, 3/25/42 (144A)
‡
2,724,099 2,908,933
SOFR30A + 3.8500%, 7.4952%, 5/25/42 (144A)
‡
9,350,000 9,614,176
SOFR30A + 4.6500%, 8.2952%, 6/25/42 (144A)
‡
783,000 814,534
SOFR30A + 12.0000%, 15.6452%, 6/25/42 (144A)
‡
432,557 482,671
SOFR30A + 3.3500%, 6.9952%, 1/25/43 (144A)
‡
2,335,000 2,415,042
SOFR30A + 4.7500%, 8.3952%, 6/25/43 (144A)
‡
310,000 329,223
SOFR30A + 1.6000%, 5.2452%, 9/25/44 (144A)
‡
1,873,648 1,876,142
SOFR30A + 1.1000%, 4.7452%, 1/25/45 (144A)
‡
3,965,908 3,965,907
SOFR30A + 1.5000%, 5.1452%, 1/25/45 (144A)
‡
1,054,000 1,054,856
SOFR30A + 1.2000%, 4.8452%, 5/25/45 (144A)
‡
534,825 535,331
SOFR30A + 1.5000%, 5.1452%, 5/25/45 (144A)
‡
5,168,240 5,174,011
CSMC Trust
CME Term SOFR 1 Month + 2.1145%, 5.7695%, 11/15/38 (144A)
‡
3,446,000 3,410,610
CME Term SOFR 1 Month + 3.6145%, 7.2695%, 11/15/38 (144A)
‡
300,000 296,566
DBGS Mortgage Trust
CME Term SOFR 1 Month + 2.0112%, 5.6662%, 10/15/39 (144A)
‡
366,000 362,242
CME Term SOFR 1 Month + 2.5640%, 6.2190%, 10/15/39 (144A)
‡
2,151,000 2,108,251
DC Trust , 7.2861% , 4/13/40 (144A)
‡
1,615,000 1,615,814
Easy Street Mortgage Loan Trust , 5.6060% , 10/25/40 (144A)
Ç
1,900,000 1,896,581
EFMT , 5.5650% , 11/25/40 (144A)
Ç
1,717,000 1,716,944
Extended Stay America Trust
CME Term SOFR 1 Month + 1.6000%, 5.2547%, 10/15/42 (144A)
‡
7,223,500 7,219,316
CME Term SOFR 1 Month + 2.6000%, 6.2547%, 10/15/42 (144A)
‡
3,539,515 3,551,998
CME Term SOFR 1 Month + 3.3500%, 7.0047%, 10/15/42 (144A)
‡
3,539,515 3,554,063
CME Term SOFR 1 Month + 4.1000%, 7.7547%, 10/15/42 (144A)
‡
1,685,483 1,693,203
CME Term SOFR 1 Month + 2.2500%, 5.9047%, 2/15/43 (144A)
‡
4,844,319 4,860,468
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 5.2952%, 1/25/34 (144A)
‡
35,132 35,258
SOFR30A + 3.3500%, 6.9952%, 9/25/41 (144A)
‡
2,000,000 2,014,278
SOFR30A + 6.2500%, 9.8952%, 9/25/41 (144A)
‡
7,863,963 8,004,040
SOFR30A + 7.5000%, 11.1452%, 10/25/41 (144A)
‡
14,455,553 14,857,054
SOFR30A + 3.6500%, 7.2952%, 11/25/41 (144A)
‡
1,000,000 1,015,088
SOFR30A + 7.8000%, 11.4452%, 11/25/41 (144A)
‡
6,000,000 6,203,803
SOFR30A + 2.3500%, 5.9952%, 12/25/41 (144A)
‡
1,600,000 1,612,203
SOFR30A + 7.0000%, 10.6452%, 12/25/41 (144A)
‡
7,258,276 7,493,204
SOFR30A + 7.1000%, 10.7452%, 1/25/42 (144A)
‡
3,351,000 3,482,035
SOFR30A + 3.7500%, 7.3952%, 2/25/42 (144A)
‡
9,345,955 9,540,459

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
12 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR REMIC Trust - (continued)
SOFR30A + 4.7500%, 8.3952%, 2/25/42 (144A)
‡
$ 1,144,034 $ 1,177,412
SOFR30A + 8.5000%, 12.1452%, 2/25/42 (144A)
‡
11,563,969 12,203,013
SOFR30A + 5.2500%, 8.8952%, 3/25/42 (144A)
‡
4,749,193 4,916,375
SOFR30A + 4.3500%, 7.9952%, 4/25/42 (144A)
‡
888,100 915,872
SOFR30A + 6.7500%, 10.3952%, 6/25/42 (144A)
‡
1,596,344 1,697,461
SOFR30A + 1.4500%, 5.0952%, 10/25/44 (144A)
‡
336,926 336,977
SOFR30A + 1.1500%, 4.7952%, 2/25/45 (144A)
‡
1,995,206 1,995,206
SOFR30A + 1.6500%, 5.2952%, 2/25/45 (144A)
‡
16,814,815 16,813,127
SOFR30A + 1.5000%, 5.1452%, 5/25/45 (144A)
‡
5,510,949 5,513,501
SOFR30A + 1.1000%, 4.7452%, 9/25/45 (144A)
‡
3,311,863 3,311,298
SOFR30A + 5.3645%, 9.0096%, 1/25/50 (144A)
‡
566,405 628,710
SOFR30A + 4.9145%, 8.5596%, 2/25/50 (144A)
‡
161,209 176,725
SOFR30A + 7.4000%, 11.0452%, 11/25/50 (144A)
‡
1,566,527 1,903,960
FHLMC STACR Trust , SOFR30A + 7.8645% , 11.5096% , 9/25/48 (144A)
‡
797,000 905,574
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A) 2,624,905 2,574,237
3.5000%, 2/25/75 (144A) 2,651,521 2,577,986
FNMA/FHLMC UMBS, 30 Year, Single Family
5.0000%, TBA, 30 Year Maturity
^
196,415,000 193,518,075
5.5000%, TBA, 30 Year Maturity
^
30,743,042 30,881,079
6.0000%, TBA, 30 Year Maturity
^
210,506,500 214,868,195
6.0000%, TBA, 30 Year Maturity
^
33,905,499 34,572,759
6.5000%, TBA, 30 Year Maturity
^
60,613,000 62,870,834
FREMF Mortgage Trust , 5.8220% , 11/25/28 (144A)
‡
4,000,000 3,757,608
FS Commercial Mortgage Trust , 9.3827% , 11/10/39 (144A)
‡
5,750,000 5,843,449
Galaxy Senior Participation Interest Trust 1 , 2.3760% , 7/31/26
¢ ,‡
3,032,098 3,048,308
GGP Trust , 1.0000% , 4/10/43
‡
4,217,000 4,197,502
GNMA , CME Term SOFR 1 Month + 0.2645% , 3.9255% , 8/20/35
‡
92,320 91,259
GNMA II, 30 Year, Single Family , 2.5000% , TBA , 30 Year Maturity
^
136,700,000 117,046,368
Great Wolf Trust
CME Term SOFR 1 Month + 2.3910%, 6.0457%, 3/15/39 (144A)
‡
1,260,000 1,264,774
CME Term SOFR 1 Month + 2.8900%, 6.5447%, 3/15/39 (144A)
‡
5,103,000 5,123,841
CME Term SOFR 1 Month + 5.4360%, 9.0907%, 3/15/39 (144A)
‡
2,750,000 2,770,443
GS Mortgage-Backed Securities Trust , 4.1000% , 7/25/65 (144A)
Ç
2,130,665 2,087,337
GWT , CME Term SOFR 1 Month + 3.6384% , 7.2931% , 5/15/41 (144A)
‡
4,322,000 4,328,668
Hilton USA Trust , CME Term SOFR 1 Month + 1.7430% , 5.3977% , 7/15/42 (144A)
‡
7,400,000 7,409,786
HOMES Trust , 5.0770% , 8/25/60 (144A)
Ç
1,320,856 1,315,962
Homeward Opportunities Fund Trust
5.4760%, 3/25/40 (144A)
Ç
6,411,000 6,415,368
5.2370%, 9/25/40 (144A)
Ç
839,000 840,430
Hudsons Bay Simon JV Trust
4.1545%, 8/5/34 (144A) 2,210,000 2,121,291
4.9056%, 8/5/34 (144A) 2,500,000 2,408,842
5.6286%, 8/5/34 (144A)
‡
859,000 801,462
IRV Trust , 5.9214% , 3/14/47 (144A)
‡
5,238,786 5,229,271
J.P. Morgan Mortgage Trust ACES , 6.5030% , 4/25/66 (144A)
‡
1,378,456 1,372,782
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.0188%, 10/25/57 (144A)
‡
5,780,344 5,948,961
CME Term SOFR 1 Month + 2.6145%, 6.2688%, 10/25/57 (144A)
‡
4,175,616 4,309,344
CME Term SOFR 1 Month + 3.4645%, 7.1188%, 10/25/57 (144A)
‡
348,507 366,695
CME Term SOFR 1 Month + 4.4645%, 8.1188%, 10/25/57 (144A)
‡
681,344 724,023
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.4500%, 0.0000%, 6/15/39 (144A)
‡
2,750,000 2,745,323

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
JW Commercial Mortgage Trust - (continued)
CME Term SOFR 1 Month + 1.9500%, 0.0000%, 6/15/39 (144A)
‡
$ 2,250,000 $ 2,245,721
CME Term SOFR 1 Month + 1.7000%, 0.0000%, 6/15/39 (144A)
‡
3,750,000 3,742,488
CME Term SOFR 1 Month + 2.3901%, 6.0448%, 6/15/39 (144A)
‡
1,500,000 1,500,000
KRE Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3000% ,
4.9547% , 3/15/42 (144A)
‡
6,449,056 6,437,700
LEX Trust , CME Term SOFR 1 Month + 2.3500% , 6.0047% , 3/15/43 (144A)
‡
3,704,000 3,704,004
LHOME Mortgage Trust
7.1280%, 3/25/29 (144A)
Ç
321,901 322,291
8.8970%, 3/25/29 (144A)
Ç
1,175,000 1,177,245
6.9000%, 5/25/29 (144A)
Ç
3,040,000 3,051,051
8.3730%, 5/25/29 (144A)
Ç
1,400,000 1,407,542
6.0920%, 7/25/39 (144A)
Ç
3,130,000 3,135,874
5.7510%, 9/25/39 (144A)
Ç
3,766,000 3,769,001
Life Mortgage Trust , CME Term SOFR 1 Month + 1.8645% , 5.5195% , 3/15/38
(144A)
‡
1,050,000 1,018,665
MKT Mortgage Trust
3.0386%, 2/12/40 (144A)
‡
1,541,000 1,210,696
3.0386%, 2/12/40 (144A)
‡
2,500,000 2,045,761
Morgan Stanley Residential Mortgage Loan Trust
4.2500%, 2/25/65 (144A)
‡
1,061,057 1,034,037
5.0320%, 12/25/70 (144A)
Ç
1,428,157 1,415,078
MTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.3969%, 5.0569%, 3/15/39 (144A)
‡
4,240,000 4,238,763
CME Term SOFR 1 Month + 1.8956%, 5.5556%, 3/15/39 (144A)
‡
2,500,000 2,498,676
CME Term SOFR 1 Month + 2.9428%, 6.6028%, 3/15/39 (144A)
‡
1,175,000 1,173,368
CME Term SOFR 1 Month + 5.2852%, 8.9452%, 3/15/39 (144A)
‡
1,000,000 998,823
1.0000%, 5/15/43 (144A)
‡
2,400,000 2,393,301
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,677,000 2,701,002
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
5,001,584 5,051,866
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6429% ,
5.2976% , 10/15/40 (144A)
‡
4,500,000 4,487,936
NYC Commercial Mortgage Trust
5.8329%, 6/10/42 (144A) 7,007,000 7,086,843
7.6033%, 6/10/42 (144A)
‡
5,000,000 5,067,790
Oceanview Mortgage Trust , SOFR30A + 0.9000% , 4.5452% , 12/25/55 (144A)
‡
986,119 986,117
Olympic Tower Mortgage Trust , 3.5660% , 5/10/39 (144A) 10,505,000 10,087,666
PNW Trust , CME Term SOFR 1 Month + 1.7113% , 5.3660% , 4/15/41 (144A)
‡
6,500,000 6,488,092
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
4,519,817 4,522,922
PRET Trust
4.0000%, 8/25/64 (144A)
Ç
934,986 919,652
4.1500%, 4/25/65 (144A)
Ç
5,675,885 5,534,906
4.0000%, 7/25/69 (144A)
Ç
5,929,464 5,729,141
4.1500%, 1/25/70 (144A)
Ç
2,389,390 2,304,797
PRM7 Trust , 6.8391% , 11/10/42 (144A)
‡
2,385,000 2,395,340
PRPM LLC
5.7740%, 8/25/28 (144A)
Ç
4,236,323 4,226,507
6.4690%, 5/25/30 (144A)
Ç
2,907,194 2,902,688
5.7290%, 7/25/30 (144A)
Ç
5,985,166 5,968,611
3.2500%, 4/25/55 (144A)
Ç
2,075,057 2,005,733
3.0000%, 5/25/55 (144A)
Ç
1,199,346 1,150,153
5.2500%, 7/25/55 (144A)
Ç
369,875 369,705
5.2500%, 7/25/55 (144A)
Ç
300,000 298,428
5.2500%, 7/25/55 (144A)
Ç
2,030,117 2,025,125

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
14 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
PRPM LLC - (continued)
4.5000%, 8/25/55 (144A)
Ç
$ 4,800,000 $ 4,687,365
5.3100%, 10/25/55 (144A)
Ç
5,500,000 5,501,860
5.4600%, 10/25/55 (144A)
Ç
2,000,000 2,000,559
5.3070%, 12/25/55 (144A)
Ç
6,852,000 6,821,855
PRPM Trust
5.2060%, 1/25/56 (144A)
Ç
2,000,000 1,993,721
5.3050%, 1/25/56 (144A)
Ç
2,000,000 1,993,667
Rain City Mortgage Trust , 8.0210% , 9/25/29 (144A)
Ç
560,000 562,003
Saluda Grade Alternative Mortgage Trust
7.5000%, 2/25/30 (144A)
Ç
– –
7.5000%, 2/25/30 (144A)
Ç
7,185,500 7,168,988
7.7620%, 4/25/30 (144A)
Ç
1,410,509 1,411,701
7.4390%, 7/25/30 (144A)
Ç
2,941,750 2,956,308
8.6830%, 7/25/30 (144A)
Ç
2,516,000 2,537,512
5.7490%, 3/25/31 (144A)
Ç
3,772,000 3,736,700
6.7480%, 3/25/31 (144A)
Ç
2,101,000 2,080,678
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40 (144A)
Ç
1,500,000 1,495,568
SCG Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.9500%, 6.6047%, 3/15/35 (144A)
‡
4,904,000 4,868,834
CME Term SOFR 1 Month + 2.7500%, 6.4047%, 8/15/42 (144A)
‡
2,867,000 2,836,634
SCG Trust
CME Term SOFR 1 Month + 2.6000%, 6.2547%, 9/15/42 (144A)
‡
3,500,000 3,513,801
CME Term SOFR 1 Month + 3.4000%, 7.0547%, 9/15/42 (144A)
‡
5,000,000 5,008,439
SMRT
CME Term SOFR 1 Month + 1.9500%, 5.6050%, 1/15/39 (144A)
‡
6,250,000 6,236,465
CME Term SOFR 1 Month + 3.3500%, 7.0050%, 1/15/39 (144A)
‡
2,025,000 1,984,648
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 6.3877% , 11/15/36 (144A)
‡
2,334,000 2,333,279
SWCH Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.3402% ,
6.9949% , 2/15/42 (144A)
‡
5,340,000 5,264,329
TVC Mortgage Trust
6.6800%, 4/25/40 (144A)
Ç
1,200,000 1,217,038
5.3150%, 2/25/41 (144A)
Ç
1,000,000 994,509
6.3400%, 2/25/41 (144A)
‡
1,000,000 994,463
TYSN Mortgage Trust , 6.7991% , 12/10/33 (144A)
‡
500,000 519,227
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
3,672,000 3,708,372
WB Commercial Mortgage Trust
6.1344%, 3/15/40 (144A)
‡
10,000,000 10,005,807
7.1334%, 3/15/40 (144A)
‡
2,500,000 2,493,241
8.2778%, 3/15/40 (144A)
‡
500,000 503,099
Wells Fargo Commercial Mortgage Trust
6.4338%, 7/15/35 (144A)
‡
2,500,000 2,512,435
6.3820%, 3/15/38 (144A)
‡
2,776,000 2,774,547
7.1375%, 3/15/38 (144A)
‡
4,309,000 4,321,208
Total Mortgage-Backed Securities (cost $1,351,847,977) 1,353,368,398
Exchange Traded Funds - 6 .9%
Janus Henderson AAA CLO ETF
£
1,383,590 69,898,967
Janus Henderson B-BBB CLO ETF
£
710,000 33,632,700
103,531,667
Total Exchange Traded Funds (cost $103,780,304) 103,531,667

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investment Companies - 2 .1%
Money Market Funds - 2 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $32,426,757) 32,426,757 $ 32,426,757
Total Investments (total cost $ 2,202,175,720 ) - 144 .7% 2,191,563,489
Liabilities, net of Cash, Receivables and Other Assets - (44.7%) (676,962,389)
Net Assets - 100.0% $1,514,601,100
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 2,189,999,405 99 .9%
Australia 1,564,084 0 .1
Total $2,191,563,489 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (12.8)%
Mortgage-Backed Securities - (12.8)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.5000%, TBA, 30 Year Maturity
^
$ (189,990,000) $ (159,088,316)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
^
(5,042) (5,068)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
^
(33,905,499) (34,608,021)
Total Securities Sold Short (proceeds $193,954,950) $ (193,701,405)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (193,701,405) 100.0%

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
16 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 9.0%
Exchange Traded Fund - 6.8%
Janus Henderson AAA
CLO ETF $ – $ 70,231,028 $ – $ – $ (332,061) $ 69,898,967 1,383,590 $ 1,077,266
Janus Henderson
B-BBB CLO ETF – 33,549,275 – – 83,425 33,632,700 710,000 168,512
Money Market Funds - 2.1%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
69,912,443 1,173,520,655 (1,211,003,976) 7,974 (10,339) 32,426,757 32,426,757 755,452
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
817,182 11,763,372 (12,580,554) – – – – 9,206
Δ
Total Affiliated
Investments - 9.0% $70,729,625 $1,289,064,330 $(1,223,584,530) $7,974 $(258,975) $135,958,424 $2,010,436
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
3 Month SOFR 125 6/16/26 $ 30,107,031 $ 89,613
3 Month SOFR 125 9/15/26 30,107,813 88,831
3 Month SOFR 125 12/15/26 30,109,375 90,394
S&P 500 E-Mini Index 64 6/18/26 23,180,000 795,445
U.S. Treasury 2 Year Notes 6,137 6/30/26 1,271,126,125 (7,165,519)
U.S. Treasury 5 Year Notes 1,501 6/30/26 161,861,743 (2,569,476)
Total - Futures Long (8,670,712)
Futures Short:
U.S. Treasury 10 Year Notes 219 6/18/26 (24,220,031) 536,993
U.S. Treasury 10 Year Ultra Bonds 286 6/18/26 (32,277,781) 768,517
U.S. Treasury Ultra Bonds 109 6/18/26 (12,538,406) 611,068
Total - Futures Short 1,916,578
Total $(6,754,134)

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date Notional Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 07/24/2026 USD 1,389,289 $ 81,129
JPMorgan Chase Bank NA:1 day SOFR + 0.19% PGIM AAA CLO ETF Quarterly 05/08/2026 USD 1,169,022 42,784
Total $123,913
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 105 6,900.00 USD 06/18/2026 $ 38,029,688 $ (395,993) $ (1,742,069) $ (2,138,062)
Schedule of Exchange-Traded Written Put Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 105 5,725.00 USD 06/18/2026 $ 38,029,688 $ (372,074) $ 331,649 $ (40,425)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Interest Rate
Contracts
Equity
Contracts Total
Asset Derivatives:
*
Futures contracts $ 2,185,416 $ 795,445 $ 2,980,861
Swaps - OTC — 123,913 123,913
Total Asset Derivatives $ 2,185,416 $ 919,358 $ 3,104,774
Liability Derivatives:
*
Futures contracts 9,734,995 – 9,734,995
Written Options, at Value — 2,178,487 2,178,487
Total Liability Derivatives $ 9,734,995 $ 2,178,487 $ 11,913,482
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
18 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Equity
Contracts
Commodity
Contracts Total
Futures contracts $ (1,289,853) $ — $ — $ (1,289,853)
Swap contracts — 367,553 — 367,553
Written Options contracts 190,433 595,823 225,504 1,011,760
Total $ (1,099,420) $ 963,376 $ 225,504 $ 89,460
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Equity
Contracts Total
Futures contracts $ (6,567,759) $ 795,445 $ (5,772,314)
Swap contracts — 85,840 85,840
Written Options contracts — (1,470,589) (1,470,589)
Total $ (6,567,759) $ (589,304) $ (7,157,063)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Futures contracts:
Average notional amount of contracts - long $983,192,077
Average notional amount of contracts - short 67,291,018
OTC Swaps:
Average notional amount 351,209
Options:
Average value of option contracts written 453,585

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 19
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 123,913 $ — $ — $ 123,913
Total $ 123,913 $ — $ — $ 123,913
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
20 April 30, 2026
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2026 is
$7,817,133, which represents 0.5% of net assets.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
† The position has not yet settled as of April 30, 2026. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2026 is $1,381,041,085 which represents 91.2% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 21
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 630,363,613 $ 4,768,825 $ 635,132,438
Collateralized Loan Obligations — 38,524,373 — 38,524,373
Corporate Bonds — 28,579,856 — 28,579,856
Mortgage-Backed Securities — 1,350,320,090 3,048,308 1,353,368,398
Exchange Traded Funds 103,531,667 — — 103,531,667
Investment Companies — 32,426,757 — 32,426,757
Total Investments in Securities $ 103,531,667 $ 2,080,214,689 $ 7,817,133 $ 2,191,563,489
Other Financial Instruments
(a)
:
Futures Contracts $ 2,980,861 $ — $ — $ 2,980,861
OTC Swaps — 123,913 — 123,913
Total Other Financial Instruments $ 2,980,861 $ 123,913 $ — $ 3,104,774
Total Assets $ 106,512,528 $ 2,080,338,602 $ 7,817,133 $ 2,194,668,263
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 193,701,405 $ — $ 193,701,405
Other Financial Instruments
(a)
:
Futures Contracts $ 9,734,995 $ — $ — $ 9,734,995
Options Written, at Value 2,178,487 — — 2,178,487
Total Liabilities $ 11,913,482 $ 193,701,405 $ — $ 205,614,887
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Securitized Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
22 April 30, 2026
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $2,065,968,659) $ 2,055,605,065
Affiliated investments, at value (cost $136,207,061) 135,958,424
Due from broker for centrally cleared swaps 164
Deposits with Brokers for OTC Derivatives 820,000
Due from broker for futures 12,020,000
Receivable for variation margin on futures contracts 1,456,683
Receivables:
Investments sold 20,499
TBA investments sold 209,474,192
Dividends 446,402
Interest 4,398,264
Due from counterparty 2,258,092
OTC swap contracts, at value 123,913
Collateral for To be Announced Transactions 1,910,000
Due from adviser 14,880
Total Assets 2,424,506,578
Liabilities:
TBA sales commitments, at value (proceeds $193,954,950) 193,701,405
Options written, at value (premiums received $768,067) 2,178,487
Due to custodian 2,089,318
Payables:
Investments purchased 35,026,750
TBA investments purchased 669,545,289
Management fees 594,372
Investment Litigation Fees 52,839
Distributions 6,717,018
Total Liabilities 909,905,478
Commitments and contingent liabilities
Net Assets $ 1,514,601,100
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 1,530,503,071
Total distributable earnings (loss) (15,901,971)
Total Net Assets $ 1,514,601,100
Net Assets $ 1,514,601,100
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 29,400,000
Net Asset Value Per Share $ 51 .52

Janus Henderson Securitized Income ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2026
Janus Detroit Street Trust 23
See Notes to Financial Statements.
Investment Income:
Interest $ 39,012,830
Dividends from affiliates 2,001,230
Dividends 1,245,778
Affiliated securities lending income, net     9,206
Unaffiliated securities lending income, net 2,144
Total Investment Income 42,271,188
Expenses:
Management Fees 3,391,190
Investment Litigation Fees 224,465
Total Expenses 3,615,655
Less: Excess Expense Reimbursement and Waivers (40,152)
Net Expenses 3,575,503
Net Investment Income/(Loss) 38,695,685
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 2,166,474
Investments in affiliates 7,974
TBA sales commitments 215,700
Futures contracts (1,289,853)
Swap contracts 367,553
Written options contracts 1,011,760
Total Net Realized Gain/(Loss) on Investments $ 2,479,608
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (3,848,684)
Investments in affiliates (258,975)
TBA sales commitments 965,035
Futures contracts (5,772,314)
Swap contracts 85,840
Written options contracts (1,470,589)
Total Change in Unrealized Net Appreciation/Depreciation $ (10,299,687)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 30,875,606

Janus Henderson Securitized Income ETF
Statements of Changes in Net Assets
24 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 38,695,685 $ 46,356,268
Net realized gain/(loss) on investments 2,479,608 3,227,313
Change in unrealized net appreciation/depreciation (10,299,687) (7,177,846)
Net Increase/(Decrease) in Net Assets Resulting from Operations 30,875,606 42,405,735
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (48,112,295) (44,533,712)
Net Decrease from Dividends and Distributions to Shareholders (48,112,295) (44,533,712)
Capital Share Transactions 245,194,192 903,980,687
Net Increase/(Decrease) in Net Assets 227,957,503 901,852,710
Net Assets: — —
Beginning of Period   1,286,643,597 384,790,887
End of Period $ 1,514,601,100 $ 1,286,643,597

Janus Henderson Securitized Income ETF
Financial Highlights
Janus Detroit Street Trust 25
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) and each year or period ended October 31 2026 2025 2024
(1)
Net Asset Value, Beginning of Period $52.09 $52.00 $50.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
1.41 3.05 3.37
Net realized and unrealized gain/(loss) (0.22) 0.23
(3)
1.36
Total from Investment Operations 1.19 3.28
(3)
4.73
Less Dividends and Distributions: — — —
Dividends (from net investment income) (1.65) (3.08) (2.73)
Distributions (from capital gains) (0.11) (0.11) —
Total Dividends and Distributions (1.76) (3.19) (2.73)
Net Asset Value, End of Period $51.52 $52.09 $52.00
Total Return
*
2.32% 6.50% 9.65%
Net assets, End of Period (in thousands) $1,514,601 $1,286,644 $384,791
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.51% 0.49% 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.51% 0.48% 0.48%
Ratio of Net Investment Income/(Loss) 5.48% 5.86% 6.63%
Portfolio Turnover Rate
(4)(5)
34% 60% 94%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson Securitized Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks current income with a focus on preservation of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period:
Financial assets of $4,768,825 were transferred out of Level 2 into Level 3 since the current market for the securities'
previously quoted prices are now considered inactive.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2026
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2026
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The  risk in writing put

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.
During the period, the Fund wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.
During the period, the Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.
During the period, the Fund wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.
During the period, the Fund wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.
During the period, the Fund wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2026
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2026
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward
Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the
Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026" table located in the
Fund’s Schedule of Investments.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
36 April 30, 2026
the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of April 30, 2026.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.48% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2028. The Adviser may not recover
Daily Net Assets Fee Rate
$0-$1 billion 0.49%
Next $2 billion 0.46%
Over $3 billion 0.43%

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 37
amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2026, the Adviser waived $40,152 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF and Janus Henderson B-BBB CLO ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 91,532 shares or 0.31% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
38 April 30, 2026
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended  April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
At a June 11, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,202,175,720 $7,346,242 $(17,958,473) $(10,612,231)
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold 4,700,000 $ 245,194,192 18,500,000 $ 966,255,763
Shares repurchased — — (1,200,000) (62,275,076)
Net Increase/(Decrease) 4,700,000 $ 245,194,192 17,300,000 $ 903,980,687
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$757,246,410 $476,271,456 $— $—

Janus Henderson Securitized Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 39
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93098 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Emerging Markets Debt
Hard Currency ETF
Janus Detroit Street Trust

Janus Henderson Emerging Markets Debt Hard Currency
ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - 13.4%
Angola - 0.4%
Sonangol Finance Ltd., 10.0000%, 1/29/31 $ 2,000,000 $ 2,041,124
Cayman Islands - 2.0%
Banco do Brasil SA, 6.0000%, 3/18/31 950,000 968,856
Banco do Brasil SA, 5.6250%, 10/23/31 (144A) 1,525,000 1,515,850
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 (144A) 743,000 753,031
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 1,900,000 1,925,650
Montego Bay Airport Revenue Finance Ltd., 6.6000%, 6/15/35 1,200,000 1,191,000
Oryx Funding Ltd., 5.8000%, 2/3/31 500,000 512,650
Otel Sukuk Ltd., 5.3750%, 1/24/31 2,250,000 2,282,409
9,149,446
Egypt - 0.1%
African Export-Import Bank (The), 3.7980%, 5/17/31 750,000 677,138
Georgia - 0.1%
Georgian Railway JSC, 4.0000%, 6/17/28 500,000 481,612
Kazakhstan - 0.3%
QazaqGaz NC JSC, 5.6250%, 5/8/36 (144A) 1,260,000 1,234,747
Luxembourg - 0.2%
MHP Lux SA, 10.5000%, 7/28/29 (144A) 910,000 931,930
Mongolia - 0.4%
State Bank JSC, 8.9000%, 9/25/28 2,000,000 1,989,821
Netherlands - 1.0%
DTEK Energy BV, 7.0000% (3.50% Cash, 4.00% PIK), 12/31/27Ø 734,766 587,827
Petrobras Global Finance BV, 5.1250%, 9/10/30 2,300,000 2,279,415
Petrobras Global Finance BV, 6.2500%, 1/10/36 1,865,000 1,862,855
4,730,097
Nigeria - 0.8%
Africa Finance Corp., 5.5500%, 10/8/29 (144A) 3,579,000 3,620,696
3,620,696
Oman - 0.8%
EDO Sukuk Ltd., 5.6620%, 7/3/31 2,300,000 2,385,571
Mazoon Assets Co. SAOC, 5.2500%, 10/9/31 (144A) 1,117,000 1,129,876
3,515,447
South Africa - 1.1%
Eskom Holdings, 8.4500%, 8/10/28 4,900,000 5,157,595
Turkey - 1.6%
TC Ziraat Bankasi A/S, 8.0000%, 1/16/29 1,450,000 1,517,813
TC Ziraat Bankasi A/S, 7.2500%, 2/4/30 1,000,000 1,019,642
Turk Telekomunikasyon A/S, 6.9500%, 10/7/32 (144A) 1,826,000 1,819,403
Turkiye Vakiflar Bankasi TAO, 9.0000%, 10/12/28 200,000 214,726
Turkiye Vakiflar Bankasi TAO, 6.8750%, 1/7/30 (144A) 900,000 905,714
Turkiye Vakiflar Bankasi TAO, 7.2500%, 7/31/30 (144A) 2,293,000 2,321,426
7,798,724
United Arab Emirates - 2.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.6000%, 11/2/47 700,000 620,469
Abu Dhabi Developmental Holding Co. PJSC, 5.3750%, 5/8/29 1,000,000 1,018,315
Abu Dhabi Developmental Holding Co. PJSC, 5.5000%, 5/8/34 3,300,000 3,380,289
Abu Dhabi National Energy Co. PJSC, 4.3750%, 10/9/31 (144A) 100,000 97,483
Abu Dhabi National Energy Co. PJSC, 4.7500%, 3/9/37 (144A) 1,133,000 1,079,428
Abu Dhabi National Energy Co. PJSC, 3.4000%, 4/29/51 1,500,000 1,024,809
Adnoc Murban Rsc Ltd., 4.5000%, 9/11/34 1,000,000 963,066
Adnoc Murban Rsc Ltd., 5.1250%, 9/11/54 (144A) 993,000 882,990
MDGH GMTN RSC Ltd., 2.5000%, 5/21/26 300,000 299,365
MDGH GMTN RSC Ltd., 5.8750%, 5/1/34 1,000,000 1,051,046

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
United Arab Emirates - (continued)
Oztel Holdings SPC Ltd., 6.6250%, 4/24/28 $ 300,000 $ 309,263
10,726,523
United Kingdom - 0.5%
NAK Naftogaz Ukraine, 7.1250%, 7/19/26 EUR 544,133 524,998
NAK Naftogaz Ukraine, 7.6250%, 11/8/28Ø $ 1,576,206 1,219,293
Ukraine Railways, 8.2500%, 7/9/26 850,000 662,999
Ukraine Railways, 7.8750%, 7/15/28 646,901 481,524
2,888,814
Uzbekistan - 2.0%
Ipoteka-Bank ATIB, 6.4500%, 10/9/30 1,700,000 1,706,038
Jscb Agrobank, 9.2500%, 10/2/29 (144A) 694,000 754,629
Jscb Agrobank, 9.2500%, 10/2/29 1,600,000 1,739,779
Uzauto Motors AJ, 7.3750%, 11/19/30 (144A) 2,140,000 2,195,374
Uzbek Industrial and Construction Bank ATB, 8.9500%, 7/24/29 1,600,000 1,727,427
Uzbek Industrial and Construction Bank ATB, US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.7920%, 9.4500%, 10/23/30 (144A)‡,μ 841,000 877,306
9,000,553
Total Corporate Bonds (cost 63,573,126) 63,944,267
Foreign Government Bonds - 82.2%
Albania - 0.2%
Republic of Albania, 4.7500%, 2/14/35 (144A) EUR 406,000 472,260
Republic of Albania, 4.7500%, 2/14/35 EUR 500,000 581,601
1,053,861
Angola - 1.3%
Republic of Angola, 8.2500%, 5/9/28 $ 400,000 409,911
Republic of Angola, 8.0000%, 11/26/29 500,000 510,528
Republic of Angola, 8.7500%, 4/14/32 2,300,000 2,397,785
Republic of Angola, 9.3750%, 3/31/33 (144A) 1,430,000 1,512,458
Republic of Angola, 9.3750%, 5/8/48 300,000 291,901
Republic of Angola, 9.1250%, 11/26/49 1,050,000 1,001,479
6,124,062
Argentina - 4.6%
Argentine Republic (The), 0.7500%, 7/9/30
Ç
3,924,000 3,374,836
Argentine Republic (The), 4.1250%, 7/9/35
Ç
7,500,000 5,587,500
Argentine Republic (The), 5.0000%, 1/9/38
Ç
3,050,000 2,365,275
Argentine Republic (The), 3.0000%, 7/9/41
Ç
EUR 475,000 375,995
Argentine Republic (The), 3.5000%, 7/9/41
Ç
$ 2,300,000 1,584,700
Ciudad Autonoma De Buenos Aires, 7.8000%, 11/26/33 (144A) 1,270,000 1,316,444
Province of Santa Fe, 8.1000%, 12/11/34 (144A) 1,276,000 1,250,480
Provincia de Buenos Aires, 6.6250%, 9/1/37
Ç
1,707,648 1,315,645
Provincia del Chubut Argentina, 9.4500%, 4/29/36 (144A) 950,000 978,500
YPF SA, 9.5000%, 1/17/31 2,820,000 3,011,055
YPF SA, 8.7500%, 9/11/31 (144A) 800,000 847,960
22,008,390
Azerbaijan - 0.0%
State Oil Co. of the Azerbaijan Republic, 6.9500%, 3/18/30 200,000 215,291
Bahamas - 1.1%
Commonwealth of the Bahamas, 8.9500%, 10/15/32 2,200,000 2,457,400
Commonwealth of the Bahamas, 8.2500%, 6/24/36 (144A) 2,000,000 2,224,880
Commonwealth of the Bahamas, 8.2500%, 6/24/36 300,000 333,732
5,016,012
Bahrain - 1.3%
Bahrain Government Bond, 6.6250%, 10/6/37 1,000,000 948,405

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Bahrain - (continued)
Bahrain Government Bond, 7.1000%, 2/3/38 (144A) $ 2,175,000 $ 2,123,192
CBB International Sukuk Programme Co. SPC, 3.9500%, 9/16/27 1,250,000 1,214,133
CBB International Sukuk Programme Co. WLL, 6.1240%, 9/3/34 (144A) 1,942,000 1,897,146
6,182,876
Barbados - 0.1%
Barbados Government Bond, 8.0000%, 6/26/35 (144A) 522,000 559,114
Benin - 0.1%
Benin Government International Bond, 7.9600%, 2/13/38 (144A) 621,000 638,237
Bosnia and Herzegovina - 1.2%
Republic of Srpska International Government Bond, 6.2500%, 4/2/31 (144A) EUR 2,325,000 2,755,408
Republic of Srpska International Government Bond, 6.3750%, 5/8/33 (144A) EUR 2,500,000 2,964,884
5,720,292
Brazil - 2.3%
Caixa Economica Federal, 5.6250%, 5/13/30 (144A) $ 1,400,000 1,417,850
Federative Republic of Brazil, 4.0000%, 4/23/30 EUR 1,036,000 1,208,590
Federative Republic of Brazil, 4.8750%, 4/23/33 EUR 1,170,000 1,358,744
Federative Republic of Brazil, 6.1250%, 3/15/34 $ 1,600,000 1,619,200
Federative Republic of Brazil, 6.6250%, 3/15/35 1,800,000 1,861,740
Federative Republic of Brazil, 5.5000%, 4/23/36 EUR 1,036,000 1,213,676
Federative Republic of Brazil, 5.0000%, 1/27/45 $ 800,000 641,480
Federative Republic of Brazil, 4.7500%, 1/14/50 1,000,000 740,500
Federative Republic of Brazil, 7.1250%, 5/13/54 1,100,000 1,104,400
11,166,180
Bulgaria - 1.4%
Bulgaria Government Bond, 4.2500%, 6/19/30 EUR 1,500,000 1,735,414
Republic of Bulgaria, 3.5000%, 5/7/34 EUR 2,500,000 2,893,963
Republic of Bulgaria, 5.0000%, 3/5/37 $ 366,000 356,512
Republic of Bulgaria, 4.1250%, 5/7/38 EUR 900,000 1,043,980
Republic of Bulgaria, 4.2500%, 9/5/44 EUR 465,000 532,365
6,562,234
Cameroon - 0.6%
Republic of Cameroon, 5.9500%, 7/7/32 EUR 2,200,000 2,290,882
Republic of Cameroon, 8.8750%, 1/30/33 $ 500,000 488,565
2,779,447
Cayman Islands - 0.3%
Sharjah Sukuk Program Ltd., 3.2000%, 7/13/31 1,500,000 1,357,478
Chile - 2.2%
Corp. Nacional del Cobre de Chile, 3.0000%, 9/30/29 1,000,000 943,816
Corp. Nacional del Cobre de Chile, 5.9500%, 1/8/34 700,000 725,353
Corp. Nacional del Cobre de Chile, 3.7000%, 1/30/50 950,000 659,205
Corp. Nacional del Cobre de Chile, 6.7800%, 1/13/55 (144A) 1,075,000 1,149,949
Corp. Nacional del Cobre de Chile, 6.7800%, 1/13/55 1,000,000 1,069,720
Republic of Chile, 2.5500%, 1/27/32 400,000 356,600
Republic of Chile, 2.5500%, 7/27/33 4,000,000 3,442,200
Republic of Chile, 3.5000%, 1/25/50 1,700,000 1,224,170
Republic of Chile, 3.5000%, 4/15/53 1,000,000 704,500
Republic of Chile, 5.3300%, 1/5/54 200,000 190,940
10,466,453
Colombia - 2.8%
Ecopetrol SA, 8.8750%, 1/13/33 2,600,000 2,792,488
Ecopetrol SA, 8.3750%, 1/19/36 2,625,000 2,719,957
Ecopetrol SA, 5.8750%, 11/2/51 700,000 517,949
Republic of Colombia, 5.3750%, 1/21/29 1,193,000 1,182,740

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Colombia - (continued)
Republic of Colombia, 7.3750%, 4/25/30 $ 750,000 $ 785,250
Republic of Colombia, 6.1250%, 1/21/31 259,000 258,404
Republic of Colombia, 5.0000%, 9/19/32 EUR 660,000 741,164
Republic of Colombia, 6.5000%, 1/21/33 $ 871,000 867,951
Republic of Colombia, 5.6250%, 2/19/36 EUR 3,300,000 3,661,018
13,526,921
Costa Rica - 1.9%
Costa Rica Government Bond, 5.9500%, 4/27/33 (144A) EUR 677,000 798,920
Republic of Costa Rica, 6.5500%, 4/3/34 $ 3,000,000 3,222,000
Republic of Costa Rica, 7.0000%, 4/4/44 1,000,000 1,091,600
Republic of Costa Rica, 7.1580%, 3/12/45 1,350,000 1,483,920
Republic of Costa Rica, 7.3000%, 11/13/54 2,250,000 2,531,250
9,127,690
Dominican Republic - 4.2%
Dominican Republic Government Bond, 5.5000%, 2/22/29 1,000,000 999,550
Dominican Republic Government Bond, 4.8750%, 9/23/32 3,400,000 3,204,330
Dominican Republic Government Bond, 6.0000%, 2/22/33 600,000 598,350
Dominican Republic Government Bond, 5.7500%, 3/17/34 (144A) 2,700,000 2,631,690
Dominican Republic Government Bond, 5.8750%, 10/28/35 (144A) 1,476,000 1,442,716
Dominican Republic Government Bond, 6.6000%, 6/1/36 7,550,000 7,751,962
Dominican Republic Government Bond, 6.9500%, 3/15/37 (144A) 1,300,000 1,355,055
Dominican Republic Government Bond, 6.1500%, 5/17/38 (144A) 2,100,000 2,041,305
20,024,958
Ecuador - 2.1%
Republic of Ecuador, 6.9000%, 7/31/30
Ç
2,839,720 2,838,300
Republic of Ecuador, 6.9000%, 7/31/35
Ç
4,164,868 3,842,091
Republic of Ecuador, 9.2500%, 1/29/39 (144A) 311,000 321,885
Republic of Ecuador, 5.0000%, 7/31/40
Ç
3,600,000 3,006,000
10,008,276
Egypt - 2.6%
Arab Republic of Egypt, 5.6250%, 4/16/30 EUR 1,800,000 2,043,607
Arab Republic of Egypt, 6.3750%, 4/11/31 EUR 1,500,000 1,728,369
Arab Republic of Egypt, 7.0529%, 1/15/32 $ 2,000,000 1,964,428
Arab Republic of Egypt, 7.3000%, 9/30/33 300,000 290,021
Arab Republic of Egypt, 7.9030%, 2/21/48 500,000 430,947
Arab Republic of Egypt, 8.7002%, 3/1/49 800,000 741,562
Arab Republic of Egypt, 8.8750%, 5/29/50 900,000 840,535
Arab Republic of Egypt, 8.7500%, 9/30/51 1,300,000 1,199,355
Arab Republic of Egypt, 8.1500%, 11/20/59 1,000,000 861,763
Arab Republic of Egypt, 7.5000%, 2/16/61 650,000 517,037
Egyptian Financial Co. for Sovereign Taskeek (The), 6.3750%, 4/7/29 (144A) 957,000 951,080
Egyptian Financial Co. for Sovereign Taskeek (The), 7.9500%, 10/7/32 (144A) 406,000 417,018
11,985,722
El Salvador - 0.3%
Republic of El Salvador, 8.2500%, 4/10/32 700,000 737,660
Republic of El Salvador, 7.6250%, 2/1/41 650,000 647,595
1,385,255
Gabon - 0.9%
Gabon Government Bond, 9.5000%, 2/18/29 2,500,000 2,355,693
Gabon Government Bond, 6.6250%, 2/6/31 2,000,000 1,684,726
4,040,419
Georgia - 0.8%
Republic of Georgia, 5.1250%, 1/28/31 (144A) 4,016,000 3,897,504

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Ghana - 2.3%
Republic of Ghana, 0.0000%, 7/3/26 (144A)
¤
$ 20,800 $ 20,585
Republic of Ghana, 5.0000%, 7/3/29 (144A)
Ç
550,550 538,376
Republic of Ghana, 5.0000%, 7/3/29
Ç
5,162,500 5,048,345
Republic of Ghana, 0.0000%, 1/3/30 (144A)
¤
72,041 63,451
Republic of Ghana, 5.0000%, 7/3/35 (144A)
Ç
604,800 554,314
Republic of Ghana, 5.0000%, 7/3/35
Ç
5,200,000 4,765,927
10,990,998
Guatemala - 0.7%
Republic of Guatemala, 5.3750%, 4/24/32 700,000 707,560
Republic of Guatemala, 6.6000%, 6/13/36 700,000 750,400
Republic of Guatemala, 6.2500%, 8/15/36 (144A) 1,232,000 1,292,984
Republic of Guatemala, 4.6500%, 10/7/41 500,000 436,650
3,187,594
Hungary - 2.7%
Hungary Government Bond, 5.3750%, 9/26/30 (144A) 995,000 1,016,959
Hungary Government Bond, 4.5000%, 6/16/34 EUR 800,000 959,826
Hungary Government Bond, 5.5000%, 6/16/34 $ 600,000 607,530
Hungary Government Bond, 6.0000%, 9/26/35 (144A) 825,000 857,886
Hungary Government Bond, 6.0000%, 9/26/35 4,200,000 4,367,422
Hungary Government Bond, 5.5000%, 3/26/36 3,000,000 3,002,282
Hungary Government Bond, 6.7500%, 9/23/55 (144A) 1,333,000 1,422,319
MFB Magyar Fejlesztesi Bank Zrt., 6.5000%, 6/29/28 1,000,000 1,033,204
13,267,428
Indonesia - 1.9%
Perusahaan Listrik Negara PT, 5.4500%, 5/21/28 5,000,000 5,059,745
Republic of Indonesia, 4.1000%, 3/4/34 EUR 875,000 1,005,468
Republic of Indonesia, 4.4600%, 3/4/38 EUR 2,000,000 2,279,035
Republic of Indonesia, 4.9700%, 3/4/46 EUR 480,000 547,972
8,892,220
Iraq - 0.4%
Republic of Iraq, 5.8000%, 1/15/28 $ 1,720,000 1,683,019
Ireland - 1.0%
Republic of Angola, 10.7500%, 2/5/29 4,700,000 4,807,254
Ivory Coast - 1.5%
Republic of Cote d'Ivoire, 4.8750%, 1/30/32 EUR 296,000 333,013
Republic of Cote d'Ivoire, 6.1250%, 6/15/33 $ 1,250,000 1,219,290
Republic of Cote d'Ivoire, 8.0750%, 4/1/36 (144A) 1,701,000 1,803,490
Republic of Cote d'Ivoire, 8.2500%, 1/30/37 1,000,000 1,071,004
Republic of Cote d'Ivoire, 6.8750%, 10/17/40 EUR 900,000 1,034,603
Republic of Cote d'Ivoire, 6.6250%, 3/22/48 EUR 1,400,000 1,493,671
6,955,071
Jamaica - 0.3%
Jamaica Government Bond, 7.8750%, 7/28/45 $ 1,100,000 1,323,300
Kazakhstan - 0.4%
Development Bank of Kazakhstan JSC, 5.6250%, 4/7/30 (144A) 1,700,000 1,747,824
Lebanon - 0.3%
Lebanon Government Bond, 8.2500%, 4/12/21
€
5,300,000 1,403,175
Luxembourg - 0.4%
Eagle Funding Luxco Sarl, 5.5000%, 8/17/30 (144A) 1,784,000 1,797,737
Mexico - 5.0%
Comision Federal de Electricidad, 6.5000%, 1/28/51 1,400,000 1,380,417
Petroleos Mexicanos, 8.7500%, 6/2/29 500,000 535,277
Petroleos Mexicanos, 6.8400%, 1/23/30 150,000 152,687

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Mexico - (continued)
Petroleos Mexicanos, 5.9500%, 1/28/31 $ 4,000,000 $ 3,913,320
Petroleos Mexicanos, 6.7000%, 2/16/32 8,150,000 8,176,569
Petroleos Mexicanos, 6.7500%, 9/21/47 1,275,000 1,073,892
Petroleos Mexicanos, 6.3500%, 2/12/48 2,000,000 1,607,487
Petroleos Mexicanos, 7.6900%, 1/23/50 1,000,000 914,560
Petroleos Mexicanos, 6.6250%, 12/28/74 1,000,000 761,050
United Mexican States, 4.8750%, 5/19/33 1,200,000 1,144,200
United Mexican States, 6.1250%, 2/9/38 1,942,000 1,915,492
United Mexican States, 4.4000%, 2/12/52 500,000 358,750
United Mexican States, 6.3380%, 5/4/53 600,000 564,900
United Mexican States, 6.7500%, 2/9/56 1,942,000 1,908,986
United Mexican States, 3.7710%, 5/24/61 200,000 120,700
24,528,287
Mongolia - 1.5%
City of Ulaanbaatar Mongolia, 7.7500%, 8/21/27 2,000,000 2,035,515
Development Bank of Mongolia LLC, 8.5000%, 7/3/28 4,250,000 4,380,085
State of Mongolia, 3.5000%, 7/7/27 500,000 488,363
State of Mongolia, 6.6250%, 2/25/30 (144A) 500,000 513,714
7,417,677
Montenegro - 1.6%
Republic of Montenegro, 7.2500%, 3/12/31 4,600,000 4,841,728
Republic of Montenegro, 4.8750%, 4/1/32 (144A) EUR 1,459,000 1,716,260
Republic of Montenegro, 4.8750%, 4/1/32 EUR 800,000 941,061
7,499,049
Nigeria - 1.6%
Federal Republic of Nigeria, 6.5000%, 11/28/27 $ 800,000 807,494
Federal Republic of Nigeria, 7.1430%, 2/23/30 1,000,000 1,032,591
Federal Republic of Nigeria, 7.8750%, 2/16/32 900,000 948,713
Federal Republic of Nigeria, 7.3750%, 9/28/33 1,200,000 1,227,013
Federal Republic of Nigeria, 8.6308%, 1/13/36 (144A) 1,565,000 1,713,733
Federal Republic of Nigeria, 7.6250%, 11/28/47 440,000 428,953
Federal Republic of Nigeria, 8.2500%, 9/28/51 800,000 808,149
6,966,646
Oman - 0.4%
Sultanate of Oman Government Bond, 4.7500%, 6/15/26 800,000 800,090
Sultanate of Oman Government Bond, 7.0000%, 1/25/51 1,050,000 1,185,523
1,985,613
Pakistan - 0.5%
Islamic Republic of Pakistan, 6.8750%, 12/5/27 825,000 828,033
Islamic Republic of Pakistan, 8.8750%, 4/8/51 1,500,000 1,406,177
2,234,210
Panama - 2.0%
Republic of Panama, 3.1600%, 1/23/30 1,150,000 1,089,050
Republic of Panama, 2.2520%, 9/29/32 2,300,000 1,943,500
Republic of Panama, 3.2980%, 1/19/33 1,500,000 1,339,275
Republic of Panama, 5.2270%, 2/23/34 2,121,000 2,108,698
Republic of Panama, 6.4000%, 2/14/35 800,000 854,000
Republic of Panama, 5.6620%, 2/23/38 1,422,000 1,429,821
Republic of Panama, 6.8530%, 3/28/54 1,000,000 1,076,500
9,840,844
Paraguay - 1.6%
Paraguay Government Bond, 2.7390%, 1/29/33 2,700,000 2,398,950
Paraguay Government Bond, 3.8490%, 6/28/33 1,000,000 936,000

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Paraguay - (continued)
Paraguay Government Bond, 6.0000%, 2/9/36 $ 1,000,000 $ 1,047,750
Paraguay Government Bond, 5.4000%, 3/30/50 2,000,000 1,802,600
Paraguay Government Bond, 6.6500%, 3/4/55 1,000,000 1,054,750
Republic of Paraguay, 5.6000%, 3/13/48 500,000 466,250
7,706,300
Peru - 1.1%
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30 585,000 597,226
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30 (144A) 585,000 597,226
Petroleos del Peru SA, 4.7500%, 6/19/32 2,500,000 2,024,750
Petroleos del Peru SA, 5.6250%, 6/19/47 2,100,000 1,480,395
Republic of Peru, 5.3750%, 2/8/35 300,000 302,400
Republic of Peru, 5.8750%, 8/8/54 400,000 388,800
5,390,797
Philippines - 0.6%
Republic of Philippines, 1.9500%, 1/6/32 1,000,000 870,053
Republic of Philippines, 3.5560%, 9/29/32 1,000,000 938,179
Republic of Philippines, 5.2500%, 5/14/34 1,075,000 1,088,239
2,896,471
Qatar - 1.3%
QatarEnergy, 2.2500%, 7/12/31 750,000 670,515
QatarEnergy, 3.1250%, 7/12/41 1,000,000 750,180
State of Qatar, 4.7500%, 5/29/34 2,900,000 2,956,783
State of Qatar, 4.4000%, 4/16/50 2,100,000 1,788,099
6,165,577
Republic of North Macedonia - 1.1%
Republic of North Macedonia, 6.9600%, 3/13/27 EUR 100,000 119,661
Republic of North Macedonia, 1.6250%, 3/10/28 EUR 3,650,000 4,069,818
Republic of North Macedonia, 4.7500%, 1/21/34 EUR 1,000,000 1,141,371
5,330,850
Romania - 1.4%
Romania Government Bond, 5.7500%, 9/16/30 (144A) $ 1,350,000 1,364,210
Romania Government Bond, 3.0000%, 2/14/31 450,000 402,520
Romania Government Bond, 7.1250%, 1/17/33 1,000,000 1,059,330
Romania Government Bond, 4.6250%, 3/4/33 (144A) EUR 1,430,000 1,586,115
Romania Government Bond, 5.7500%, 7/4/36 (144A) $ 1,412,000 1,330,301
Romania Government Bond, 6.0000%, 9/24/44 (144A) EUR 490,000 534,594
Romania Government Bond, 3.3750%, 1/28/50 EUR 600,000 431,506
6,708,576
Saudi Arabia - 3.5%
Kingdom of Saudi Arabia, 3.2500%, 10/26/26 $ 1,300,000 1,294,455
Kingdom of Saudi Arabia, 5.1250%, 1/13/28 3,000,000 3,029,380
Kingdom of Saudi Arabia, 4.7500%, 1/18/28 500,000 501,984
Kingdom of Saudi Arabia, 3.3750%, 3/5/32 (144A) EUR 642,000 738,616
Kingdom of Saudi Arabia, 2.2500%, 2/2/33 $ 1,500,000 1,272,174
Kingdom of Saudi Arabia, 5.0000%, 1/16/34 2,300,000 2,302,785
Kingdom of Saudi Arabia, 5.0000%, 4/17/49 1,500,000 1,308,827
Kingdom of Saudi Arabia, 5.2500%, 1/16/50 1,000,000 910,753
Kingdom of Saudi Arabia, 3.2500%, 11/17/51 1,000,000 640,551
Kingdom of Saudi Arabia, 5.0000%, 1/18/53 600,000 517,117
Kingdom of Saudi Arabia, 5.7500%, 1/16/54 1,500,000 1,440,210
Kingdom of Saudi Arabia, 3.7500%, 1/21/55 1,500,000 1,033,758
KSA Sukuk Ltd., 2.2500%, 5/17/31 600,000 531,900

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
10 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Saudi Arabia - (continued)
KSA Sukuk Ltd., 5.2500%, 6/4/34 $ 1,100,000 $ 1,116,995
16,639,505
Senegal - 0.4%
Republic of Senegal, 4.7500%, 3/13/28 EUR 333,333 255,976
Republic of Senegal, 5.3750%, 6/8/37 EUR 1,050,000 656,328
Republic of Senegal, 6.7500%, 3/13/48 $ 1,700,000 913,519
1,825,823
South Africa - 2.1%
Eskom Holdings, 6.3500%, 8/10/28 3,000,000 3,050,705
Republic of South Africa, 5.6500%, 9/27/47 450,000 362,999
Republic of South Africa, 5.7500%, 9/30/49 800,000 646,011
Republic of South Africa, 7.3000%, 4/20/52 2,700,000 2,589,416
Republic of South Africa, 7.9500%, 11/19/54 (144A) 758,000 772,989
Republic of South Africa, 7.9500%, 11/19/54 1,500,000 1,529,662
Republic of South Africa, 7.2500%, 12/11/55 (144A) 733,000 690,797
Republic of South Africa, 7.2500%, 12/11/55 1,000,000 942,425
10,585,004
Sri Lanka - 2.0%
Democratic Socialist Republic of Sri Lanka, 4.0000%, 4/15/28 2,076,497 1,981,515
Democratic Socialist Republic of Sri Lanka, 3.1000%, 1/15/30
Ç
2,430,770 2,310,668
Democratic Socialist Republic of Sri Lanka, 3.3500%, 3/15/33
Ç
4,374,570 3,902,989
Democratic Socialist Republic of Sri Lanka, 3.6000%, 6/15/35
Ç
1,711,600 1,317,660
9,512,832
Suriname - 0.3%
Suriname Government International Bond, 7.7000%, 11/6/30 1,000,000 1,039,500
Suriname Government International Bond, 8.5000%, 11/6/35 (144A) 590,000 639,678
1,679,178
Tajikistan - 0.5%
Republic of Tajikistan, 7.1250%, 9/14/27 2,250,000 2,259,630
Trinidad and Tobago - 0.2%
Republic of Trinidad and Tobago, 4.5000%, 6/26/30 950,000 915,800
Tunisia - 0.6%
Tunisian Republic, 6.3750%, 7/15/26 EUR 2,600,000 3,032,385
Turkey - 3.2%
Hazine Mustesarligi Varlik Kiralama A/S, 5.1250%, 6/22/26 $ 1,350,000 1,350,352
Istanbul Metropolitan Municipality, 10.7500%, 4/12/27 1,000,000 1,044,607
Istanbul Metropolitan Municipality, 10.5000%, 12/6/28 1,900,000 2,054,019
Republic of Turkiye (The), 6.3750%, 5/22/31 2,908,000 2,882,303
Republic of Turkiye (The), 7.1250%, 7/17/32 1,200,000 1,219,868
Republic of Turkiye (The), 4.8750%, 4/16/43 3,200,000 2,322,603
Republic of Turkiye (The), 5.7500%, 5/11/47 1,900,000 1,473,435
Turkiye Ihracat Kredi Bankasi A/S, 7.5000%, 2/6/28 2,000,000 2,062,519
Turkiye Ihracat Kredi Bankasi A/S, 6.8750%, 7/3/28 (144A) 827,000 844,591
15,254,297
Ukraine - 1.5%
NPC Ukrenergo, 6.8750%, 11/9/28
€
700,000 677,637
Ukraine Government Bond, 4.5000%, 2/1/29 (144A)
Ç
200,000 155,296
Ukraine Government Bond, 4.0000%, 2/1/32
Ç
5,246,000 4,020,248
Ukraine Government Bond, 0.0000%, 2/1/35 (144A)
Ç
200,000 101,760
Ukraine Government Bond, 0.0000%, 2/1/35
Ç
986,686 502,026
Ukraine Government Bond, 4.5000%, 2/1/35 (144A)
Ç
700,000 422,650
Ukraine Government Bond, 4.5000%, 2/1/35
Ç
258,435 156,039
Ukraine Government Bond, 0.0000%, 2/1/36 (144A)
Ç
200,000 101,798

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Ukraine - (continued)
Ukraine Government Bond, 4.5000%, 2/1/36 (144A)
Ç
$ 200,000 $ 118,457
Ukraine Government Bond, 4.5000%, 2/1/36
Ç
1,229,591 728,267
6,984,178
United Arab Emirates - 0.1%
Sharjah Sukuk Program Ltd., 3.6250%, 3/10/33 400,000 345,839
Uruguay - 1.3%
Oriental Republic of Uruguay, 5.7500%, 10/28/34 2,000,000 2,100,700
Oriental Republic of Uruguay, 4.9750%, 4/20/55 2,400,000 2,153,520
Oriental Republic of Uruguay, 5.2500%, 9/10/60 2,550,000 2,348,040
6,602,260
Uzbekistan - 0.9%
Navoi Mining & Metallurgical Combinat, 6.7000%, 10/17/28 1,000,000 1,027,758
Navoiyuran State Enterprise, 6.7000%, 7/2/30 (144A) 2,196,000 2,242,573
Uzbekneftegaz JSC, 8.7500%, 5/7/30 (144A) 1,059,000 1,137,926
4,408,257
Venezuela, Bolivarian Republic of - 0.4%
Petroleos de Venezuela SA, 9.7500%, 5/17/35
€
2,000,000 942,500
Venezuela Government Bond, 9.0000%, 12/31/49
€
2,000,000 1,000,000
1,942,500
Zambia - 1.3%
Republic of Zambia, 5.7500%, 6/30/33
Ç
5,090,832 5,009,052
Republic of Zambia, 0.5000%, 12/31/53 1,915,000 1,304,630
6,313,682
Total Foreign Government Bonds (cost 378,490,870) 392,874,359
Investment Companies - 3.5%
Money Market Funds - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $16,588,512) 16,588,266 16,588,266
Total Investments (total cost $ 458,652,508 ) - 99.1% 473,406,892
Cash, Receivables and Other Assets, net of Liabilities - 0.9% 4,130,634
Net Assets - 100.0% $477,537,526
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Mexico $ 24,528,287 5.2%
Turkey 23,053,021 4.9
Argentina 22,008,390 4.6
Dominican Republic 20,024,958 4.2
Saudi Arabia 16,639,505 3.5
United States 16,588,266 3.5
South Africa 15,742,599 3.3
Colombia 13,526,921 2.9
Uzbekistan 13,408,810 2.8
Hungary 13,267,428 2.8
Egypt 12,662,860 2.7
Brazil 11,166,180 2.4
United Arab Emirates 11,072,362 2.3

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
12 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Ghana $ 10,990,998 2.3%
Nigeria 10,587,342 2.2
Cayman Islands 10,506,924 2.2
Chile 10,466,453 2.2
Ecuador 10,008,276 2.1
Panama 9,840,844 2.2
Sri Lanka 9,512,832 2.0
Mongolia 9,407,498 2.0
Costa Rica 9,127,690 1.9
Indonesia 8,892,220 1.9
Angola 8,165,186 1.7
Paraguay 7,706,300 1.6
Montenegro 7,499,049 1.6
Ukraine 6,984,178 1.5
Ivory Coast 6,955,071 1.5
Romania 6,708,576 1.4
Uruguay 6,602,260 1.4
Bulgaria 6,562,234 1.4
Zambia 6,313,682 1.3
Bahrain 6,182,876 1.3
Qatar 6,165,577 1.3
Bosnia and Herzegovina 5,720,292 1.2
Oman 5,501,060 1.2
Peru 5,390,797 1.1
Republic of North Macedonia 5,330,850 1.1
Bahamas 5,016,012 1.1
Ireland 4,807,254 1.0
Netherlands 4,730,097 1.0
Georgia 4,379,116 0.9
Gabon 4,040,419 0.9
Guatemala 3,187,594 0.7
Tunisia 3,032,385 0.6
Kazakhstan 2,982,571 0.6
Philippines 2,896,471 0.6
United Kingdom 2,888,814 0.6
Cameroon 2,779,447 0.6
Luxembourg 2,729,667 0.6
Tajikistan 2,259,630 0.5
Pakistan 2,234,210 0.5
Venezuela, Bolivarian Republic of 1,942,500 0.4
Senegal 1,825,823 0.4
Iraq 1,683,019 0.4
Suriname 1,679,178 0.4

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Lebanon $ 1,403,175 0.3%
El Salvador 1,385,255 0.3
Jamaica 1,323,300 0.3
Albania 1,053,861 0.2
Trinidad and Tobago 915,800 0.2
Benin 638,237 0.1
Barbados 559,114 0.1
Azerbaijan 215,291 0.0
Total $473,406,892 100.0%

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
14 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 3.5%
Money Market Funds - 3.5%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
$ 19,486,458 $ 279,835,047 $ (282,725,322) $ (4,158) $ (3,759) $ 16,588,266 16,588,266 $ 382,504
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
– 239,640 (239,640) – – – – 93
Δ
Total Affiliated
Investments - 3.5% $19,486,458 $280,074,687 $(282,964,962) $(4,158) $(3,759) $16,588,266 $382,597
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 5/22/26 34,554,854 $ (40,903,100) $ 333,345
Euro 5/22/26 4,286,367 (5,076,571) 44,085
Euro 5/22/26 3,212,622 (3,787,184) 15,346
Euro 5/22/26 (166,667) 192,442 3,236
Euro 5/22/26 (1,011,250) 1,184,179 3,098
Euro 5/22/26 (546,014) 638,419 2,639
Euro 5/22/26 503,852 (593,942) 2,385
Euro 5/22/26 (92,750) 107,117 1,778
Euro 5/22/26 (85,751) 99,255 1,423
Euro 5/22/26 (21,646) 25,152 262
Euro 5/22/26 (19,290) 22,421 227
Euro 5/22/26 (6,960) 8,019 153
Euro 5/22/26 150,066 (176,170) (18)
Euro 5/22/26 10,899 (12,678) (119)
Euro 5/22/26 (95,625) 113,118 (847)
Euro 5/22/26 (101,250) 119,795 (920)
Euro 5/22/26 591,674 (693,170) (1,495)
Euro 5/22/26 541,053 (633,395) (1,838)
Euro 5/22/26 358,420 (414,295) (6,514)
Euro 5/22/26 963,901 (1,117,723) (13,962)
Euro 5/22/26 922,723 (1,065,606) (17,733)
Euro 5/22/26 1,360,996 (1,562,429) (35,473)
Euro 5/22/26 (4,720,212) 5,584,747 (42,896)
Euro 5/22/26 2,300,843 (2,657,294) (44,052)
242,110
Total $242,110

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 79 6/18/26 $ 8,736,906 $ (106,204)
U.S. Treasury 10 Year Ultra Bonds 189 6/18/26 21,330,422 (328,101)
U.S. Treasury 2 Year Notes 44 6/30/26 9,113,500 (84,961)
U.S. Treasury Long Bonds 279 6/18/26 31,483,406 (1,198,862)
U.S. Treasury Ultra Bonds 175 6/18/26 20,130,469 (790,797)
Total - Futures Long (2,508,925)
Futures Short:
Euro-Bobl 74 6/8/26 (10,021,718) 123,300
Euro-Bund 135 6/8/26 (19,852,229) 293,097
Euro-buxl 18 6/8/26 (2,301,102) 57,203
Euro-Schatz 69 6/8/26 (8,559,453) 61,456
U.S. Treasury 5 Year Notes 1 6/30/26 (107,836) 163
Total - Futures Short 535,219
Total $(1,973,706)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ 407,977 $ 407,977
*
Futures contracts 535,219 — 535,219
Total Asset Derivatives $ 535,219 $ 407,977 $ 943,196
Liability Derivatives:
Forward foreign currency exchange contracts — 165,867 165,867
*
Futures contracts 2,508,925 — 2,508,925
Total Liability Derivatives $ 2,508,925 $ 165,867 $ 2,674,792
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
16 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 97,260 $ 97,260
Futures contracts — 1,135,173 — 1,135,173
Swap contracts (136,228) — — (136,228)
Total $ (136,228) $ 1,135,173 $ 97,260 $ 1,096,205
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ (575,324) $ (575,324)
Futures contracts (2,717,384) — (2,717,384)
Total $ (2,717,384) $ (575,324) $ (3,292,708)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Futures contracts:
Average notional amount of contracts - long $87,522,365
Average notional amount of contracts - short 41,258,793
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 12,177,658
Average amounts sold - in USD 58,150,459
Credit default swaps:
Average notional amount - buy protection 1,666,667

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 407,977 $ (165,867) $ — $ 242,110
Total $ 407,977 $ (165,867) $ — $ 242,110
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 165,867 $ (165,867) $ — $ —
Total $ 165,867 $ (165,867) $ — $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
18 April 30, 2026
EUR Euro
JSC Joint Stock Company
LLC Limited Liability Company
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case of additional securities.
PJSC Public Joint Stock Company
SAOC Societe Anonyme Omanaise Close
SPC Special Purpose Company
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2026 is $84,525,027 which represents 17.7% of net assets.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 19
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Corporate Bonds $ — $ 63,944,267 $ — $ 63,944,267
Foreign Government Bonds — 392,874,359 — 392,874,359
Investment Companies — 16,588,266 — 16,588,266
Total Investments in Securities $ — $ 473,406,892 $ — $ 473,406,892
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 407,977 $ — $ 407,977
Futures Contracts 535,219 — — 535,219
Total Other Financial Instruments $ 535,219 $ 407,977 $ — $ 943,196
Total Assets $ 535,219 $ 473,814,869 $ — $ 474,350,088
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 165,867 $ — $ 165,867
Futures Contracts 2,508,925 — — 2,508,925
Total Liabilities $ 2,508,925 $ 165,867 $ — $ 2,674,792
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
20 April 30, 2026
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $442,063,996) $ 456,818,626
Affiliated investments, at value (cost $16,588,512) 16,588,266
Cash 60,530
Forward foreign currency exchange contracts 407,977
Due from broker for futures 3,330,000
Receivable for variation margin on swaps 341,416
Receivables:
Investments sold 9
Interest 7,052,369
Due from counterparty 2,360,711
Total Assets 486,959,904
Liabilities:
Foreign cash due to custodian (cost $93,267) 93,267
Payable for variation margin on futures contracts 43,894
Forward foreign currency exchange contracts 165,867
Payables:
Investments purchased 6,469,980
Management fees 202,819
Distributions 2,446,551
Total Liabilities 9,422,378
Commitments and contingent liabilities
Net Assets $ 477,537,526
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 462,983,434
Total distributable earnings (loss) 14,554,092
Total Net Assets $ 477,537,526
Net Assets $ 477,537,526
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 9,000,000
Net Asset Value Per Share $ 53 .06

Janus Henderson Emerging Markets Debt Hard Currency ETF
Statement of Operations
(unaudited)
For the period ended April 2026
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Investment Income:
Interest $ 14,463,077
Dividends from affiliates 382,504
Affiliated securities lending income, net     93
Total Investment Income 14,845,674
Expenses:
Management Fees 1,141,070
Total Expenses 1,141,070
Net Investment Income/(Loss) 13,704,604
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 3,899,146
Investments in affiliates (4,158)
Forward foreign currency exchange contracts 97,260
Futures contracts 1,135,173
Swap contracts (136,228)
Total Net Realized Gain/(Loss) on Investments $ 4,991,193
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (4,553,098)
Investments in affiliates (3,759)
Forward foreign currency exchange contracts (575,324)
Futures contracts (2,717,384)
Total Change in Unrealized Net Appreciation/Depreciation $ (7,849,565)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 10,846,232

Janus Henderson Emerging Markets Debt Hard Currency ETF
Statements of Changes in Net Assets
22 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 13,704,604 $ 18,306,041
Net realized gain/(loss) on investments 4,991,193 (2,465,352)
Change in unrealized net appreciation/depreciation (7,849,565) 24,056,812
Net Increase/(Decrease) in Net Assets Resulting from Operations 10,846,232 39,897,501
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (16,672,275) (18,011,112)
Net Decrease from Dividends and Distributions to Shareholders (16,672,275) (18,011,112)
Capital Share Transactions 58,590,543 178,994,700
Net Increase/(Decrease) in Net Assets 52,764,500 200,881,089
Net Assets: — —
Beginning of Period   424,773,026 223,891,937
End of Period $ 477,537,526 $ 424,773,026

Janus Henderson Emerging Markets Debt Hard Currency ETF
Financial Highlights
Janus Detroit Street Trust 23
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) and each year or period ended October 31 2026 2025 2024
(1)
Net Asset Value, Beginning of Period $53.77 $50.88 $50.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
1.65 3.26 0.73
Net realized and unrealized gain/(loss) (0.35) 3.00 0.45
(3)
Total from Investment Operations 1.30 6.26 1.18
(3)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (2.01) (3.37) (0.30)
Total Dividends and Distributions (2.01) (3.37) (0.30)
Net Asset Value, End of Period $53.06 $53.77 $50.88
Total Return
*
2.47% 12.90% 2.36%
Net assets, End of Period (in thousands) $477,538 $424,773 $223,892
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.52% 0.52% 0.52%
Ratio of Net Investment Income/(Loss) 6.24% 6.35% 6.59%
Portfolio Turnover Rate
(4)
21% 53% 11%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson Emerging Markets Debt Hard Currency ETF (the “Fund”) is a series fund. The Fund is part of Janus
Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a return, from a combination of income and capital growth over the long term.
The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2026
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
2026  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2026
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2026
on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of April 30, 2026.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Markets Risk
Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a foreign currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2026
foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of April 30, 2026.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2026
commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.52% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 6,330,855 shares or 70.34% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Daily Net Assets Fee Rate
$0-$500 million 0.52%
Over $500 million 0.48%

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$458,652,508 $17,986,277 $(3,231,893) $14,754,384
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold 1,150,000 $ 61,264,588 4,600,000 $ 233,596,099
Shares repurchased (50,000) (2,674,045) (1,100,000) (54,601,399)
Net Increase/(Decrease) 1,100,000 $ 58,590,543 3,500,000 $ 178,994,700
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$145,774,357 $86,339,123 $— $—

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
36 April 30, 2026
At a May 18, 2026  meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 37
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93099 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Mid Cap Growth Alpha ETF
Janus Detroit Street Trust

Janus Henderson Mid Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Aerospace & Defense - 7 .2%
FTAI Aviation Ltd. 1,215 $ 303,349
Howmet Aerospace, Inc. 3,291 799,845
Rocket Lab Corp.* 763 62,955
StandardAero, Inc.* 6,255 155,499
1,321,648
Beverages - 0 .2%
Celsius Holdings, Inc.* 1,100 36,927
Biotechnology - 4 .8%
Alnylam Pharmaceuticals, Inc.* 824 255,020
Exelixis, Inc.* 5,563 247,331
Halozyme Therapeutics, Inc.* 3,618 230,322
Incyte Corp.* 1,595 151,955
884,628
Building Products - 1 .7%
Carlisle Cos., Inc. 717 254,721
Simpson Manufacturing Co., Inc. 283 53,977
308,698
Capital Markets - 4 .7%
Ameriprise Financial, Inc. 1,083 514,198
Lazard, Inc. - Class A 5,071 245,943
XP, Inc. - Class A 4,979 95,398
855,539
Communications Equipment - 2 .1%
Lumentum Holdings, Inc.* 250 225,580
Ubiquiti, Inc. 160 161,922
387,502
Construction & Engineering - 6 .7%
Comfort Systems USA, Inc. 400 736,100
EMCOR Group, Inc. 355 316,543
Quanta Services, Inc. 222 161,565
1,214,208
Consumer Staples Distribution & Retail - 2 .1%
Casey's General Stores, Inc. 79 64,950
Sysco Corp. 4,326 323,195
388,145
Diversified Consumer Services - 0 .7%
Grand Canyon Education, Inc.* 741 125,281
Diversified Telecommunication Services - 2 .1%
AST SpaceMobile, Inc. - Class A
#
,* 689 50,917
Iridium Communications, Inc. 8,294 324,047
374,964
Electric Utilities - 0 .5%
NRG Energy, Inc. 579 90,081
Electrical Equipment - 6 .1%
Vertiv Holdings Co. - Class A 3,366 1,105,697
Electronic Equipment, Instruments & Components - 2 .7%
Jabil, Inc. 1,456 491,385
Financial Services - 3 .2%
Block, Inc. - Class A* 1,119 78,901
Corpay, Inc.* 1,229 376,651
WEX, Inc.* 796 119,663
575,215

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Food Products - 0 .8%
Hershey Co. (The) 803 $ 149,149
Ground Transportation - 1 .7%
Old Dominion Freight Line, Inc. 1,021 216,891
XPO, Inc.* 454 99,939
316,830
Health Care Equipment & Supplies - 4 .0%
Dexcom, Inc.* 5,848 348,248
IDEXX Laboratories, Inc.* 696 390,317
738,565
Health Care Providers & Services - 3 .9%
Cardinal Health, Inc. 423 81,588
Cencora, Inc. 1,841 567,047
DaVita, Inc.* 352 54,609
703,244
Hotels, Restaurants & Leisure - 11 .7%
Carnival Corp. 7,484 198,401
Choice Hotels International, Inc.
#
2,650 262,562
Expedia Group, Inc. 1,378 342,254
Hilton Worldwide Holdings, Inc. 500 162,035
Las Vegas Sands Corp. 6,670 364,249
Restaurant Brands International, Inc. 4,149 334,741
Royal Caribbean Cruises Ltd. 642 169,334
Wyndham Hotels & Resorts, Inc. 3,767 306,558
2,140,134
Household Durables - 1 .5%
SharkNinja, Inc.* 2,332 269,416
Independent Power and Renewable Electricity Producers - 0 .4%
Vistra Corp. 483 76,237
Insurance - 1 .3%
Markel Group, Inc.* 130 230,421
Interactive Media & Services - 1 .4%
Pinterest, Inc. - Class A* 9,835 193,356
Reddit, Inc. - Class A* 442 65,076
258,432
IT Services - 2 .4%
Cloudflare, Inc. - Class A* 412 84,448
Gartner, Inc.* 2,147 318,808
MongoDB, Inc. - Class A* 167 41,888
445,144
Life Sciences Tools & Services - 0 .7%
Medpace Holdings, Inc.* 317 132,715
Media - 0 .8%
Trade Desk, Inc. (The) - Class A* 6,486 153,005
Metals & Mining - 1 .0%
Anglogold Ashanti plc 1,907 178,743
Oil, Gas & Consumable Fuels - 2 .0%
Cheniere Energy, Inc. 413 113,554
Phillips 66 338 60,553
Targa Resources Corp. 701 182,316
356,423
Pharmaceuticals - 0 .4%
Corcept Therapeutics, Inc.* 1,506 70,059

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Professional Services - 1 .8%
Booz Allen Hamilton Holding Corp. - Class A 4,208 $ 327,256
Real Estate Management & Development - 0 .5%
Jones Lang LaSalle, Inc.* 310 98,620
Semiconductors & Semiconductor Equipment - 3 .3%
Astera Labs, Inc.* 680 132,423
Monolithic Power Systems, Inc. 184 297,052
Onto Innovation, Inc.* 587 173,200
602,675
Software - 3 .6%
Datadog, Inc. - Class A* 834 110,247
Docusign, Inc. - Class A* 1,173 53,946
HubSpot, Inc.* 218 48,344
RingCentral, Inc. - Class A 5,083 204,438
Teradata Corp.* 9,034 238,046
655,021
Specialized REITs - 1 .9%
Lamar Advertising Co. - Class A 2,471 340,603
Specialty Retail - 2 .6%
Murphy USA, Inc. 134 78,792
Ross Stores, Inc. 1,726 393,165
471,957
Technology Hardware, Storage & Peripherals - 0 .8%
NetApp, Inc. 1,245 137,909
Textiles, Apparel & Luxury Goods - 4 .4%
Deckers Outdoor Corp.* 3,248 331,946
Lululemon Athletica, Inc.* 383 52,739
Tapestry, Inc. 2,885 418,440
803,125
Trading Companies & Distributors - 2 .3%
Core & Main, Inc. - Class A* 5,623 283,231
SiteOne Landscape Supply, Inc.* 1,064 134,117
417,348
Total Common Stocks (cost $17,199,291) 18,232,949
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $11,076) 11,075 11,076
Investments Purchased with Cash Collateral from Securities Lending - 1 .4%
Investment Companies - 1 .1%
Janus Henderson Cash Collateral Fund LLC, 3.5866%
£,∞
212,471 212,470
Time Deposits - 0 .3%
Royal Bank of Canada, 3.6300%, 5/1/26 $ 53,118 53,118
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $265,588) 265,588
Total Investments (total cost $ 17,475,955 ) - 101 .5% 18,509,613
Liabilities, net of Cash, Receivables and Other Assets - (1.5%) (268,923)
Net Assets - 100.0% $18,240,690

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 18,361,476 99 .2%
Brazil 95,398 0 .5
Canada 52,739 0 .3
Total $18,509,613 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 0.1%
Money Market Funds - 0.1%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
$ 7,836 $ 403,213 $ (399,970) $ (3) $ – $ 11,076 11,075 $ 220
Investments Purchased
with Cash Collateral from
Securities Lending - 1.4%
Investment Companies - 1.1%
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
– 3,401,651 (3,189,181) – – 212,470 212,471 3,188
Δ
Total Affiliated
Investments - 1.2% $7,836 $3,804,864 $(3,589,151) $(3) $– $223,546 $3,408
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 260,296 $ — $ (260,296) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2026.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 18,232,949 $ — $ — $ 18,232,949
Investment Companies — 11,076 — 11,076
Investments Purchased with Cash
Collateral from Securities Lending — 265,588 — 265,588
Total Assets $ 18,232,949 $ 276,664 $ — $ 18,509,613

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $17,252,409)
(1)
$ 18,286,067
Affiliated investments, at value (cost $223,546) 223,546
Cash 1
Receivables:
Dividends 912
Affiliated securities lending income, net 86
Total Assets 18,510,612
Liabilities:
Collateral on securities loaned (Note 2) 265,588
Payables:
Management fees 4,334
Total Liabilities 269,922
Commitments and contingent liabilities
Net Assets $ 18,240,690
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 17,044,336
Total distributable earnings (loss) 1,196,354
Total Net Assets $ 18,240,690
Net Assets $ 18,240,690
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 600,000
Net Asset Value Per Share $ 30 .40
(1) Includes $260,296 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 2026
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Investment Income:
Dividends $ 87,898
Affiliated securities lending income, net     3,188
Unaffiliated securities lending income, net 907
Dividends from affiliates 220
Foreign tax withheld (1,142)
Total Investment Income 91,071
Expenses:
Management Fees 28,262
Total Expenses 28,262
Net Investment Income/(Loss) 62,809
Net Realized Gain/(Loss) on Investments:
Investments $ 566,595
Investments in affiliates (3)
Total Net Realized Gain/(Loss) on Investments $ 566,592
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (214,288)
Total Change in Unrealized Net Appreciation/Depreciation $ (214,288)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 415,113

Janus Henderson Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
10 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Operations:
Net investment income/(loss) $ 62,809 $ 138,151
Net realized gain/(loss) on investments 566,592 31,967
Change in unrealized net appreciation/depreciation (214,288) 1,027,313
Net Increase/(Decrease) in Net Assets Resulting from Operations 415,113 1,197,431
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (71,585) (120,766)
Net Decrease from Dividends and Distributions to Shareholders (71,585) (120,766)
Capital Share Transactions (6,605,154) 17,580,084
Net Increase/(Decrease) in Net Assets (6,261,626) 18,656,749
Net Assets: — —
Beginning of Period   24,502,316 5,845,567
End of Period $ 18,240,690 $ 24,502,316

Janus Henderson Mid Cap Growth Alpha ETF
Financial Highlights
Janus Detroit Street Trust 11
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) and each year or period ended October 31 2026 2025 2024
(1)
Net Asset Value, Beginning of Period $29.70 $25.98 $25.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
0.10 0.20 0.01
Net realized and unrealized gain/(loss) 0.71 3.69 0.97
Total from Investment Operations 0.81 3.89 0.98
Less Dividends and Distributions: — — —
Dividends (from net investment income) (0.11) (0.17) —
Total Dividends and Distributions (0.11) (0.17) —
Net Asset Value, End of Period $30.40 $29.70 $25.98
Total Return
*
2.74% 15.01% 3.92%
Net assets, End of Period (in thousands) $18,241 $24,502 $5,846
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30% 0.30%
Ratio of Net Investment Income/(Loss) 0.67% 0.69% 0.17%
Portfolio Turnover Rate
(3)
112% 213% 0%
(4)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Amount is less than 0.5%

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks to provide long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq
Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Mid-Sized Companies Risk
Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies.  Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.  These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have significant adverse effect on the Fund's returns, especially as market conditions change.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $260,296 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2026 is $265,588, resulting in the net amount due to the counterparty of $5,292.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2026
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2026, the Fund had net realized gain of $1,028,357 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(409,180) $— $(409,180)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$17,475,955 $2,392,761 $(1,359,103) $1,033,658
Period Ended April 30, 2026 Year Ended October 31, 2025
Shares Amount Shares Amount
Shares sold 100,000 $ 2,967,428 775,000 $ 22,465,016
Shares repurchased (325,000) (9,572,582) (175,000) (4,884,932)
Net Increase/(Decrease) (225,000) $ (6,605,154) 600,000 $ 17,580,084
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$22,008,424 $22,007,232 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$2,963,872 $9,581,311 $— $—

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
At a May 18, 2026  meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Janus Henderson Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
20 April 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93100 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Income ETF
Janus Detroit Street Trust

Janus Henderson Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 14 .8%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 494,723 $ 505,895
ACHV ABS TRUST, 8.4700%, 3/18/30 (144A) 67,294 67,754
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) 164,000 162,775
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 242,859 245,350
Ally Bank Auto Credit-Linked Notes, 6.0660%, 6/15/33 (144A) 176,642 175,356
Ally Bank Auto Credit-Linked Notes, 6.1640%, 9/15/33 (144A) 573,043 569,319
Amur Equipment Finance Receivables XV LLC, 5.6800%, 8/20/32 (144A) 275,000 276,219
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.2452%,
12/26/31 (144A)
‡
307,566 310,257
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 6.3952%,
6/25/47 (144A)
‡
74,197 75,137
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 5.4452%,
7/27/48 (144A)
‡
200,893 201,119
Business Jet Securities LLC, 9.1320%, 5/15/39 (144A) 141,663 144,237
Carvana Auto Receivables Trust, 3.1600%, 6/12/28 (144A) 246,432 241,124
Compass Datacenters Issuer II LLC, 5.7560%, 5/25/50 (144A) 443,000 436,826
COOPR Residential Mortgage Trust, 5.6540%, 5/25/60 (144A)
Ç
690,313 694,311
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 95,000 97,845
Exeter Select Automobile Receivables Trust, 5.3400%, 1/15/32 150,000 149,286
FHF Issuer Trust, 5.7500%, 5/15/30 (144A) 543,000 546,254
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 305,000 298,831
FHF Issuer Trust, 5.9500%, 6/15/32 (144A) 193,000 187,611
FIGRE Trust, 5.9740%, 12/25/54 (144A)
‡
361,644 362,638
FNA 9 LLC, 5.5090%, 4/16/46 (144A)
‡
100,000 99,958
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 330,000 330,627
Foundation Finance Trust, 9.1000%, 6/15/49 (144A) 187,768 197,854
Hilton Grand Vacations Trust, 5.5200%, 5/27/42 (144A) 227,652 228,285
Hilton Grand Vacations Trust, 5.1200%, 5/25/44 (144A) 295,452 293,308
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 8.8901%,
5/20/32 (144A)
‡
124,637 125,972
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.2500%, 6.8901%,
9/20/33 (144A)
‡
388,134 388,441
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 4.5000%, 8.1401%,
2/20/34 (144A)
‡
608,380 608,374
Jersey Mike's Funding, 5.6100%, 8/16/55 (144A) 348,250 347,582
Lendbuzz Securitization Trust, 4.6800%, 7/15/30 (144A) 174,604 174,711
Lendbuzz Securitization Trust, 5.1600%, 12/16/30 (144A) 29,101 28,926
Lendbuzz Securitization Trust, 5.7400%, 9/15/31 (144A) 37,285 37,183
Libra Solutions LLC, 8.0550%, 8/15/39 (144A) 1,000,000 997,186
Lightpath Fiber Issuer LLC, 5.5970%, 3/25/56 (144A) 733,000 733,791
Lmdv Issuer Co. LLC, 5.9000%, 12/15/55 (144A) 301,000 298,059
Lmdv Issuer Co. LLC, 7.8800%, 12/15/55 (144A) 214,000 215,858
Luxury Lease Partners Auto Lease Trust, 5.5100%, 3/15/32 (144A) 490,708 488,979
Marlette Funding Trust, 6.0200%, 7/16/35 (144A) 348,000 348,938
MetroNet Infrastructure Issuer LLC, 7.1000%, 4/20/56 (144A) 229,000 229,781
MVW LLC, 5.7500%, 9/22/42 (144A) 225,717 227,621
QTS Issuer ABS I LLC, 5.9280%, 5/25/55 (144A) 248,000 240,993
QTS Issuer ABS II LLC, 6.7290%, 1/5/56 (144A) 392,305 385,988
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
248,229 248,788
RCKT Mortgage Trust, 5.6870%, 5/25/55 (144A)
Ç
192,862 194,012
RCKT Mortgage Trust, 5.3550%, 2/25/56 (144A)
‡
150,000 148,400
RCKT Mortgage Trust, 5.9420%, 4/25/56 (144A)
‡
260,000 259,026
Reach Abs Trust, 5.1600%, 2/15/33 (144A) 250,000 243,521
Reach ABS Trust, 6.9000%, 2/18/31 (144A) 198,000 202,064

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Reach ABS Trust, 5.6900%, 8/18/32 (144A) $ 150,000 $ 149,022
Research-Driven Pagaya Motor Asset Trust, 5.6590%, 7/25/34 (144A) 305,847 306,323
Research-Driven Pagaya Motor Asset Trust, 6.2110%, 7/25/34 (144A) 176,000 175,925
Research-Driven Pagaya Motor Asset Trust, 5.6200%, 2/26/35 (144A) 282,000 280,725
RKTL, 5.2100%, 2/26/35 (144A) 234,000 230,370
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 334,426 338,100
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 672,095 689,580
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 158,995 161,168
Santander Bank Auto Credit-Linked Notes, 6.2740%, 1/16/34 (144A) 500,000 498,132
SEB Funding LLC, 6.6650%, 1/30/56 (144A) 221,000 218,323
SF Abs Issuer LLC, 5.3770%, 11/25/55 (144A) 647,000 624,826
Sierra Timeshare Receivables Funding LLC, 6.8600%, 1/21/42 (144A) 254,526 251,140
Sierra Timeshare Receivables Funding LLC, 7.1000%, 12/22/42 (144A) 466,203 460,690
SoFi Consumer Loan Program Trust, 5.3500%, 8/15/34 (144A) 713,000 714,910
Sotheby's Artfi Master Trust, 5.5400%, 6/20/33 (144A) 570,000 567,819
Stack Infrastructure Issuer LLC, 5.0000%, 3/27/56 (144A) 378,000 364,803
Switch ABS Issuer LLC, 5.6090%, 3/27/56 (144A) 642,000 644,078
Tricolor Auto Securitization Trust, 5.7200%, 10/15/29 (144A)
¢,€
802,000 197,722
Truist Bank Auto Credit-Linked Notes, 6.8070%, 9/26/33 (144A) 422,822 421,818
UPG HI Issuer Trust, 6.3900%, 2/25/48 (144A) 450,000 449,913
Upstart Securitization Trust, 5.4300%, 9/20/35 (144A) 160,000 157,809
US Bank NA, 6.7890%, 8/25/32 (144A) 34,633 34,878
VB-S1 Issuer LLC, 5.1930%, 3/15/56 (144A) 146,000 144,543
VB-S1 Issuer LLC, 6.8430%, 3/15/56 (144A) 128,000 128,376
VERTICAL BRIDGE CC LLC, 5.6020%, 8/16/55 (144A) 475,000 470,984
VERTICAL BRIDGE CC LLC, 7.4460%, 8/16/55 (144A) 426,000 431,983
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) 208,000 205,572
Westgate Resorts LLC, 6.0800%, 10/20/39 (144A) 243,021 242,810
Westlake Automobile Receivables Trust, 5.0800%, 5/15/31 (144A) 118,000 118,145
Westlake Automobile Receivables Trust, 4.7500%, 7/15/31 (144A) 179,000 177,101
Westlake Automobile Receivables Trust, 5.5900%, 7/15/32 (144A) 275,000 277,065
Wingspire Equipment Finance LLC, 5.4500%, 9/20/33 (144A) 374,000 372,670
Total Asset-Backed Securities (cost $25,231,382) 24,579,693
Bank Loans - 13 .3%
Communication Services - 0 .7%
DIRECTV Financing LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
5.2500%, 9.1750%, 8/2/29
‡,ƒ
92,233 92,391
Windstream Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.6522%, 10/6/32
‡,ƒ
437,903 437,902
Ziggo BV, First Lien Term Loan H, EURIBOR 1 Month + 3.0000%,
5.0030%, 1/31/29
‡,ƒ
EUR 500,000 578,144
1,108,437
Consumer Discretionary - 3 .1%
Areas Worldwide SA, First Lien Term Loan B5, EURIBOR 6 Month + 3.5000%,
5.6350%, 12/31/29
‡,ƒ
EUR 500,000 578,003
Atlas Luxco 4 SARL, First Lien Term Loan B, EURIBOR 1 Month + 3.7500%,
5.6420%, 8/20/32
‡,ƒ
EUR 498,747 588,630
Gategroup Finance LUX SA, First Lien Term Loan B2, EURIBOR 3 Month +
3.5000%, 5.6220%, 6/10/32
‡,ƒ
EUR 500,000 582,126
Gloves Buyer, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 4.0000%,
7.6522%, 5/21/32
‡,ƒ
$ 276,864 276,460
Inspired Finco Holdings Ltd., First Lien Term Loan B7, CME Term SOFR 3 Month +
2.7500%, 6.4134%, 2/28/31
‡,ƒ
382,692 381,498
Men's Wearhouse, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
5.7500%, 9.4210%, 1/28/31
‡,ƒ
171,286 172,517

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Consumer Discretionary - (continued)
Park River Holdings, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
4.5000%, 8.1918%, 3/17/31
‡,ƒ
$ 219,725 $ 219,239
Peer Holding III BV, First Lien Term Loan B9, EURIBOR 3 Month + 2.7500%,
4.8770%, 9/27/32
‡,ƒ
EUR 500,000 588,156
River Rock Entertainment Authority, First Lien Term Loan, CME Term SOFR 1
Month + 9.0000%, 12.6650%, 6/25/31
‡,ƒ
$ 280,000 275,100
Verde Purchaser LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 7.6996%, 11/30/30
‡,ƒ
250,451 241,958
Victra Holdings LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.7500%,
7.4496%, 3/30/29
‡,ƒ
111,169 110,335
White Cap Supply Holdings LLC, First Lien Term Loan D, CME Term SOFR 1
Month + 3.5000%, 7.1680%, 2/10/33
‡,ƒ
660,653 654,780
Winterfell Financing SARL, First Lien Term Loan B3, EURIBOR 6 Month +
5.0000%, 7.1270%, 5/4/28
‡,ƒ
EUR 500,000 451,835
5,120,637
Consumer Staples - 0 .8%
Bellis Acquisition Co. plc, First Lien Term Loan B, EURIBOR 6 Month + 4.0000%,
6.4880%, 5/12/31
‡,ƒ
EUR 500,000 534,694
Froneri International Ltd., First Lien Term Loan B5, EURIBOR 6 Month + 2.7500%,
4.8990%, 9/30/32
‡,ƒ
EUR 500,000 585,399
Lavender Dutch BorrowerCo BV, First Lien Term Loan B, CME Term SOFR 3
Month + 3.2500%, 6.9496%, 12/30/32
‡,ƒ
$ 248,596 246,654
1,366,747
Financials - 1 .8%
Aretec Group, Inc., First Lien Term Loan B4, CME Term SOFR 1 Month +
3.0000%, 6.6522%, 8/9/30
‡,ƒ
315,705 316,280
Asurion LLC, First Lien Term Loan B13, CME Term SOFR 3 Month + 4.2500%,
7.9134%, 9/19/30
‡,ƒ
603,578 603,578
Chrysaor Bidco SARL, First Lien Term Loan B, EURIBOR 3 Month + 3.5000%,
5.6500%, 10/30/31
‡,ƒ
EUR 500,000 589,059
Diotsiaci BidCo SAS, First Lien Term Loan B, EURIBOR 3 Month + 3.2500%,
5.3770%, 7/26/32
‡,ƒ
EUR 500,000 587,440
Hudson River Trading LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
2.5000%, 6.1610%, 3/18/30
‡,ƒ
$ 327,014 327,851
Jones DesLauriers Insurance Management, Inc., First Lien Term Loan, CME Term
SOFR 3 Month + 3.0000%, 6.6634%, 2/2/33
‡,ƒ
362,000 356,570
Osaic Holdings, Inc., First Lien Term Loan B1, CME Term SOFR 3 Month +
2.5000%, 6.1996%, 7/30/32
‡,ƒ
123,000 122,910
2,903,688
Health Care - 2 .1%
Althea Acquisition Bidco SARL, First Lien Term Loan B, EURIBOR 3 Month +
3.2500%, 5.3280%, 1/20/33
‡,ƒ
EUR 500,000 587,258
Dermatology Intermediate Holdings III, Inc., First Lien Term Loan, CME Term SOFR
3 Month + 4.2500%, 7.9134%, 3/26/29
‡,ƒ
$ 275,703 261,918
Donte Group SL, First Lien Term Loan B, EURIBOR 6 Month + 4.0000%,
6.1200%, 11/22/32
‡,ƒ
EUR 500,000 591,657
Grifols International Services DAC, First Lien Term Loan B, EURIBOR 3 Month +
3.0000%, 5.1980%, 4/14/33
‡,ƒ
EUR 500,000 588,906
Hologic, Inc., First Lien Term Loan B, EURIBOR 3 Month + 2.7500%,
4.8250%, 4/7/33
‡,ƒ
EUR 500,000 585,393
Loire Finco Luxembourg SARL, First Lien Term Loan B4, EURIBOR 3 Month +
3.7500%, 5.7610%, 1/21/30
‡,ƒ
EUR 500,000 587,469
PAREXEL International Corp., First Lien Term Loan B, CME Term SOFR 1 Month +
2.7500%, 6.4022%, 12/12/31
‡,ƒ
$ 144,638 144,638

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Health Care - (continued)
Star Parent, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 4.0000%,
7.6996%, 9/27/30
‡,ƒ
$ 206,161 $ 206,176
3,553,415
Industrials - 2 .0%
Aggreko Holdings, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 6.6640%, 5/21/31
‡,ƒ
127,714 128,098
Azuria Water Solutions, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
2.7500%, 6.1910%, 4/25/33
‡,ƒ
414,811 413,774
Beacon Mobility Corp., First Lien Term Loan, CME Term SOFR 12 Month +
3.7500%, 7.8156%, 8/6/30
‡,ƒ
42,697 42,803
Chariot Buyer LLC, First Lien Term Loan, CME Term SOFR 1 Month + 2.7500%,
6.4022%, 9/8/32
‡,ƒ
71,633 71,491
CP Atlas Buyer, Inc., First Lien Term Loan B, CME Term SOFR 1 Month +
5.2500%, 8.9022%, 7/8/30
‡,ƒ
590,035 526,240
Cube Safety BidCo AB, First Lien Term Loan B, EUR0012M + 3.2500%,
5.4970%, 2/14/33
‡,ƒ
EUR 500,000 585,974
Ensemble RCM LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.0000%,
6.6600%, 2/9/33
‡,ƒ
$ 465,309 461,675
Inizio Group Ltd., First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
8.0496%, 8/21/28
‡,ƒ
367,000 332,135
Salas Obrien, Inc., Delayed Draw First Lien Term Loan, CME Term SOFR 1 Month
+ 2.7500%, 6.4243%, 1/31/33
‡,ƒ
6,239 6,254
Salas Obrien, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 2.7500%,
6.4022%, 1/31/33
‡,ƒ
187,157 187,625
Syntegon TopCo GmbH, First Lien Term Loan B, EUR0012M + 3.5000%,
5.7280%, 12/29/32
‡,ƒ
EUR 430,000 505,673
3,261,742
Information Technology - 1 .3%
Darktrace Finco US LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 6.9271%, 10/9/31
‡,ƒ
$ 801,346 751,767
Modena Buyer LLC, First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
7.9134%, 7/1/31
‡,ƒ
573,560 517,959
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, CME Term SOFR 3
Month + 3.2500%, 6.9496%, 10/28/30
‡,ƒ
250,321 196,502
Project Alpha Intermediate Holding, Inc., First Lien Term Loan B, CME Term SOFR
3 Month + 5.0000%, 8.6996%, 5/9/33
‡,ƒ
227,000 134,924
Proofpoint, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 3.0000%,
6.6996%, 8/31/28
‡,ƒ
421,151 408,340
Rocket Software, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 3.7500%,
7.4022%, 11/28/28
‡,ƒ
239,397 228,007
2,237,499
Materials - 1 .2%
Ahlstrom Holding 3 Oy, First Lien Term Loan B1, CME Term SOFR 3 Month +
4.2500%, 8.2112%, 5/23/30
‡,ƒ
288,942 284,659
Ahlstrom Holding 3 Oy, First Lien Term Loan B4, EURIBOR 3 Month + 3.7500%,
5.8770%, 5/27/30
‡,ƒ
EUR 500,000 587,076
INEOS US Petrochem LLC, First Lien Term Loan B1, CME Term SOFR 1 Month +
4.2500%, 8.0022%, 4/2/29
‡,ƒ
$ 290,040 265,570
ProAmpac PG Borrower LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.7008%, 3/7/33
‡,ƒ
493,605 481,882
Spa Holdings 3 Oy, First Lien Term Loan B, CME Term SOFR 3 Month + 4.0000%,
7.9612%, 2/4/28
‡,ƒ
208,368 206,806

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Materials - (continued)
Sword Purchaser LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.6522%, 4/11/33
‡,ƒ
$ 231,618 $ 224,572
2,050,565
Utilities - 0 .3%
Long Ridge Energy LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
4.5000%, 8.1996%, 2/19/32
‡,ƒ
486,470 487,282
Total Bank Loans (cost $22,355,516) 22,090,012
Collateralized Loan Obligations - 4 .1%
Arini European CLO II DAC 2A DR, EURIBOR 3 Month + 3.1500%, 5.3540%,
10/15/38 (144A)
‡
EUR 400,000 473,435
Bbam European CLO VIII DAC 8A D, EURIBOR 3 Month + 3.0500%, 5.1010%,
1/26/40 (144A)
‡
EUR 650,000 759,966
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9552%,
10/19/38 (144A)
‡
$ 1,227,000 1,229,103
Fidelity Grand Harbour CLO DAC 2019-1X DR, EURIBOR 3 Month + 3.2500%,
5.4540%, 1/15/38
‡
EUR 700,000 824,420
North Westerly V Leveraged Loan Strategies CLO DAC V-A DRR, EURIBOR 3
Month + 3.5500%, 0.0000%, 7/20/39 (144A)
†,‡
EUR 350,000 410,567
North Westerly V Leveraged Loan Strategies CLO DAC V-A CRR, EURIBOR 3
Month + 2.5000%, 0.0000%, 7/20/39 (144A)
†,‡
EUR 250,000 293,263
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.3136%,
1/22/38 (144A)
‡
$ 700,000 702,716
Palmer Square European CLO DAC 2021-2A DR, EURIBOR 3 Month + 3.1500%,
5.3540%, 3/15/38 (144A)
‡
EUR 280,000 328,326
Polus Eu CLO XXI DAC 21A C, EURIBOR 3 Month + 2.5000%, 0.0000%,
4/25/39 (144A)
†,‡
EUR 350,000 413,934
Polus Eu CLO XXI DAC 21A B, EURIBOR 3 Month + 2.0000%, 0.0000%,
4/25/39 (144A)
†,‡
EUR 280,000 329,275
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 5.0977%,
4/23/34 (144A)
‡
$ 1,050,000 1,050,426
Total Collateralized Loan Obligations (cost $6,758,383) 6,815,431
Convertible Bonds - 0 .7%
Consumer, Non-cyclical - 0 .7%
Bridgebio Pharma, Inc., 0.7500%, 2/1/33 (144A) 461,000 457,496
Cogent Biosciences, Inc., 1.6250%, 11/15/31 117,000 138,470
Revolution Medicines, Inc., 0.5000%, 5/1/33 310,000 344,482
Zoetis, Inc., 0.2500%, 6/15/29 (144A) 202,000 199,677
1,140,125
Total Convertible Bonds (cost 1,165,374) 1,140,125
Corporate Bonds - 35 .8%
Basic Materials - 1 .3%
First Quantum Minerals Ltd., 7.2500%, 2/15/34 (144A) 429,000 441,062
First Quantum Minerals Ltd., 6.3750%, 2/15/36 (144A) 284,000 279,191
FIS Fabbrica Italiana Sintetici SpA, EURIBOR 3 Month + 3.2500%,
5.2790%, 2/5/31 (144A)
‡
EUR 280,000 327,892
Mineral Resources Ltd., 6.2500%, 5/1/34 (144A) $ 176,000 173,787
Olympus Water US Holding Corp., 7.2500%, 2/15/33 (144A) 200,000 195,489
SCIH Salt Holdings, Inc., 6.6250%, 5/1/29 (144A) 586,000 581,670
Taseko Mines Ltd., 8.2500%, 5/1/30 (144A) 218,000 228,212
2,227,303
Communications - 3 .5%
APLD ComputeCo 2 LLC, 6.7500%, 3/15/31 (144A) 639,000 632,645
APLD ComputeCo LLC, 9.2500%, 12/15/30 (144A) 299,000 321,391

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Communications - (continued)
AppLovin Corp., 5.5000%, 12/1/34 $ 512,000 $ 511,804
Black Pearl Compute LLC, 6.1250%, 2/15/31 (144A) 617,000 626,001
Level 3 Financing, Inc., 3.7500%, 7/15/29 (144A) 406,000 380,982
Level 3 Financing, Inc., 6.8750%, 6/30/33 (144A) 115,135 118,823
Level 3 Financing, Inc., 8.5000%, 1/15/36 (144A) 388,000 415,552
Midcontinent Communications, 8.0000%, 8/15/32 (144A) 321,000 302,102
PR RNO Property Owner 1 LLC, 6.5000%, 5/1/31 (144A) 381,000 377,652
Qwest Capital Funding, Inc., 6.8750%, 7/15/28 268,000 262,305
Qwest Capital Funding, Inc., 7.7500%, 2/15/31 151,000 144,442
SE Cosmos LLC, 8.8750%, 5/1/31 (144A) 239,000 237,805
SoftBank Group Corp., 6.8750%, 1/10/31 425,000 411,543
Univision Communications, Inc., 8.5000%, 7/31/31 (144A) 85,000 86,266
Univision Communications, Inc., 9.3750%, 8/1/32 (144A) 319,000 330,117
Univision Communications, Inc., 8.8750%, 4/15/33 (144A) 241,000 242,314
Vmed O2 UK Financing I plc, 6.7500%, 1/15/33 (144A) 393,000 359,236
5,760,980
Consumer, Cyclical - 8 .2%
Allwyn Entertainment Financing UK plc, 4.6250%, 8/15/31 (144A) EUR 240,000 276,864
American Airlines, Inc., 5.7500%, 4/20/29 (144A) $ 302,000 302,205
Bath & Body Works, Inc., 6.9500%, 3/1/33 589,000 572,394
Caesars Entertainment, Inc., 6.0000%, 10/15/32 (144A)
#
575,000 515,334
Carnival Corp., 5.7500%, 8/1/32 (144A) 343,000 344,725
Carvana Co., 4.8750%, 9/1/29 (144A) 939,000 863,880
Carvana Co., 9.0000%, 6/1/30 (144A)
Ø
558,227 580,698
CD&R Firefly Bidco plc, 8.6250%, 4/30/29 GBP 320,000 447,771
Century Communities, Inc., 6.6250%, 9/15/33 (144A) $ 291,000 289,539
Cyprium Corp., 6.3750%, 4/15/34 (144A) 446,000 445,434
Flutter Treasury DAC, 6.1250%, 6/4/31 GBP 170,000 227,491
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 3.5980%,
5.7500%, 9/30/27
‡,μ
$ 504,000 499,663
Hilton Grand Vacations Borrower LLC, 4.8750%, 7/1/31 (144A) 527,000 487,695
Kohl's Corp., 10.0000%, 6/1/30 (144A) 476,000 515,025
Latam Airlines Group SA, 7.6250%, 1/7/31 (144A) 473,000 480,095
LGI Homes, Inc., 4.0000%, 7/15/29 (144A) 652,000 591,430
LGI Homes, Inc., 7.0000%, 11/15/32 (144A) 112,000 107,337
Michaels Cos., Inc. (The), 8.5000%, 3/15/33 (144A) 263,000 259,726
Mohegan Tribal Gaming Authority, 8.2500%, 4/15/30 (144A) 347,000 361,225
Mohegan Tribal Gaming Authority, 11.8750%, 4/15/31 (144A) 420,000 450,745
NCL Corp. Ltd., 5.8750%, 1/15/31 (144A) 612,000 595,672
Park River Holdings, Inc., 8.7500%, 12/31/30 (144A)
#
233,688 220,041
Penn Entertainment, Inc., 6.7500%, 4/1/31 (144A) 849,000 841,992
Risewell Homes, Inc., 9.2500%, 10/1/29 (144A) 73,000 75,745
Risewell Homes, Inc., 8.5000%, 11/1/30 (144A) 557,000 569,100
Rivers Enterprise Borrower LLC, 6.2500%, 10/15/30 (144A) 353,000 359,097
Royal Caribbean Cruises Ltd., 5.3750%, 1/15/36 285,000 280,016
Six Flags Entertainment Corp., 7.2500%, 5/15/31 (144A) 454,000 447,645
Six Flags Entertainment Corp., 8.6250%, 1/15/32 (144A) 160,000 162,664
Stellantis Finance US, Inc., 6.4500%, 3/18/35 (144A) 350,000 349,504
Victra Holdings LLC, 8.7500%, 9/15/29 (144A) 501,000 524,587
Voyager Parent LLC, 9.2500%, 7/1/32 (144A) 506,000 538,102
13,583,441
Consumer, Non-cyclical - 3 .9%
Albion Financing 1 SARL, 7.0000%, 5/21/30 (144A) 202,000 208,666

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
BioMarin Pharmaceutical, Inc., 5.5000%, 2/15/34 (144A) $ 200,000 $ 198,594
CVS Health Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.5160%, 6.7500%, 12/10/54
‡
267,000 276,619
CVS Health Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.8860%, 7.0000%, 3/10/55
‡
169,000 175,340
Garda World Security Corp., 6.5000%, 1/15/31 (144A) 207,000 211,466
HLF Financing Sarl LLC, 4.8750%, 6/1/29 (144A) 323,000 303,720
HLF Financing Sarl LLC, 7.7500%, 5/1/33 (144A) 541,000 552,575
House of HR Group BV, 9.0000%, 11/3/29 EUR 200,000 203,394
Humana, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.8910%, 6.6250%, 9/15/56
‡
$ 724,000 713,395
LifePoint Health, Inc., 10.0000%, 6/1/32 (144A) 788,000 806,518
Nidda Healthcare Holding GmbH, EURIBOR 3 Month + 3.2500%,
5.2340%, 10/15/32 (144A)
‡
EUR 170,000 199,717
Pilgrim's Pride Corp., 6.2500%, 7/1/33 $ 131,000 137,361
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31 (144A) 318,000 314,789
Surgery Center Holdings, Inc., 7.2500%, 4/15/32 (144A) 242,000 241,354
Synergy Infrastructure Holdings LLC, 7.8750%, 12/1/30 (144A) 644,000 676,138
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 604,000 632,798
UnitedHealth Group, Inc., 5.3000%, 6/15/35 137,000 139,741
Veritiv Operating Co., 10.5000%, 11/30/30 (144A) 566,000 596,437
6,588,622
Energy - 4 .6%
Antero Resources Corp., 5.4000%, 2/1/36 377,000 370,270
Caturus Energy LLC, 7.1250%, 5/15/31 (144A) 315,000 315,869
DT Midstream, Inc., 5.8000%, 12/15/34 (144A) 205,000 211,106
Granite Ridge Resources, Inc., 8.8750%, 11/4/29 762,000 742,895
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A) 612,000 593,552
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34 (144A) 346,000 351,984
Infinity Natural Resources LLC, 7.6250%, 4/1/31 (144A) 193,000 196,263
ITT Holdings LLC, 6.5000%, 8/1/29 (144A) 834,000 822,148
Kodiak Gas Services LLC, 5.8750%, 4/1/31 (144A) 296,000 298,151
Matador Resources Co., 6.0000%, 4/15/34 (144A) 117,000 117,444
OEG Finance plc, 7.2500%, 9/27/29 EUR 320,000 391,035
SM Energy Co., 7.0000%, 8/1/32 (144A) $ 331,000 339,778
SM Energy Co., 9.6250%, 6/15/33 (144A) 335,000 373,284
SM Energy Co., 6.6250%, 4/15/34 (144A) 65,000 65,899
Sunoco LP, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
4.2300%, 7.8750%, 9/18/30 (144A)
‡,μ
912,000 944,427
Tallgrass Energy Partners LP, 6.7500%, 3/15/34 (144A) 718,000 733,642
USA Compression Partners LP, 6.2500%, 10/1/33 (144A) 496,000 500,519
Viper Energy Partners LLC, 5.7000%, 8/1/35 279,000 283,235
7,651,501
Financial - 7 .2%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28 (144A) 81,000 80,138
Aretec Group, Inc., 10.0000%, 8/15/30 (144A) 229,000 242,535
Asurion LLC, 8.3750%, 2/1/34 (144A) 206,000 203,241
Atlas Warehouse Lending Co. LP, 4.9500%, 11/15/30 (144A) 250,000 245,830
Atlas Warehouse Lending Co. LP, 5.2500%, 1/15/33 (144A) 250,000 244,480
Bread Financial Holdings, Inc., 6.7500%, 5/15/31 (144A) 447,000 456,675
Burford Capital Global Finance LLC, 7.5000%, 7/15/33 (144A)
#
642,000 527,631
Burford Capital Global Finance LLC, 8.5000%, 1/15/34 (144A) 200,000 169,000

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
10 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Capital One Financial Corp., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.1570%, 3.9500%, 9/1/26
‡,μ
$ 380,000 $ 377,027
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36
‡
273,000 278,030
Citigroup, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.7450%, 6.5000%, 5/15/31
‡,μ
506,000 508,820
Citigroup, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
1.2800%, 5.5920%, 11/19/34
‡
205,000 208,334
EF Holdco, 7.3750%, 9/30/30 (144A) 395,000 392,469
GLP Capital LP, 5.6250%, 3/1/36 223,000 219,157
Jane Street Group, 6.7500%, 5/1/33 (144A) 666,000 684,189
JPMorgan Chase & Co., 5-year CMT T-Note + 2.8500%, 3.6500%, 6/1/26
‡,μ
441,000 440,198
JPMorgan Chase & Co., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.0800%, 6.1000%, 7/1/31
‡,μ
497,000 497,000
JPMorgan Chase & Co., SOFR + 1.2600%, 5.1480%, 4/23/37
‡
526,000 522,857
M&T Bank Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.6790%, 3.5000%, 9/1/26
‡,μ
384,000 378,432
Marex Group plc, 6.4040%, 11/4/29 70,000 72,128
Marex Group plc, 5.6800%, 4/21/31 517,000 516,535
Millrose Properties, Inc., 6.3750%, 8/1/30 (144A) 303,000 306,868
Millrose Properties, Inc., 6.2500%, 9/15/32 (144A) 269,000 270,179
Morgan Stanley, SOFR + 1.5100%, 5.1920%, 4/17/31
‡
543,000 551,511
Morgan Stanley, SOFRINDX + 1.1800%, 4.8090%, 4/16/32
‡
435,000 433,935
Navient Corp., 5.0000%, 3/15/27 244,000 242,430
Navient Corp., 5.5000%, 3/15/29 256,000 246,048
OneMain Finance Corp., 6.5000%, 3/15/33 336,000 329,087
OneMain Finance Corp., 6.7500%, 9/15/33 29,000 28,524
Osaic Holdings, Inc., 6.7500%, 8/1/32 (144A) 493,000 500,737
PennyMac Financial Services, Inc., 6.7500%, 2/15/34 (144A) 458,000 443,268
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 280,000 281,288
Rithm Capital Corp., 8.0000%, 7/15/30 (144A) 375,000 375,273
StoneX Group, Inc., 7.8750%, 3/1/31 (144A) 136,000 143,199
Toronto-Dominion Bank (The), US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.7210%, 6.3500%, 10/31/85
‡
269,000 270,809
US Bancorp, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5410%, 3.7000%, 1/15/27
‡,μ
383,000 376,954
12,064,816
Industrial - 2 .1%
Ardagh Metal Packaging Finance USA LLC, 3.0000%, 9/1/29 EUR 540,000 594,670
Esab Corp., 5.6250%, 4/1/31 (144A) $ 327,000 330,011
JH North America Holdings, Inc., 5.8750%, 1/31/31 (144A) 358,000 357,835
Maxam Prill Sarl, 7.7500%, 7/15/30 (144A) 661,000 683,145
Rand Parent LLC, 8.5000%, 2/15/30 (144A) 474,000 492,367
Reno de Medici SpA, EURIBOR 3 Month + 5.0000%, 7.1500%, 4/15/29
‡
EUR 320,000 97,598
Sword Purchaser LLC, 10.5000%, 4/15/34 (144A) $ 225,000 228,943
Watco Cos. LLC, 7.1250%, 8/1/32 (144A) 254,000 263,792
Wilsonart LLC, 11.0000%, 8/15/32 (144A) 534,000 412,609
3,460,970
Technology - 2 .0%
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35 199,000 200,532
Cloud Software Group, Inc., 9.0000%, 9/30/29 (144A) 612,000 600,914
CoreWeave, Inc., 9.7500%, 10/1/31 (144A) 440,000 442,548
Kioxia Holdings Corp., 6.6250%, 7/24/33 (144A) 353,000 369,013
ROBLOX Corp., 3.8750%, 5/1/30 (144A) 521,000 493,486

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
Seagate Data Storage Technology Pte. Ltd., 3.1250%, 7/15/29 (144A) $ 775,000 $ 706,645
TeamSystem SpA, EURIBOR 3 Month + 3.5000%, 5.7040%, 7/31/31
‡
EUR 420,000 479,383
3,292,521
Utilities - 3 .0%
Algonquin Power & Utilities Corp., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.2490%, 4.7500%, 1/18/82
#,‡
$ 202,000 199,440
Alpha Generation LLC, 6.2500%, 1/15/34 (144A) 736,000 730,969
American Electric Power Co., Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.6750%, 3.8750%, 2/15/62
‡
298,000 292,747
CenterPoint Energy, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.2230%, 5.9500%, 4/1/56
‡
406,000 404,332
CMS Energy Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 1.9610%, 6.5000%, 6/1/55
‡
411,000 421,101
Long Ridge Energy LLC, 8.7500%, 2/15/32 (144A) 248,000 265,065
NRG Energy, Inc., 6.0000%, 1/15/36 (144A) 380,000 377,400
NRG Energy, Inc., 6.1250%, 5/15/36 (144A) 523,000 521,024
Talen Energy Supply LLC, 6.3750%, 5/1/33 (144A) 587,000 587,764
Talen Energy Supply LLC, 6.2500%, 2/1/34 (144A) 321,000 318,604
Talen Energy Supply LLC, 6.5000%, 2/1/36 (144A) 394,000 395,492
Vistra Operations Co. LLC, 6.0000%, 4/15/34 (144A) 198,000 204,308
Xcel Energy, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.1680%, 5.7500%, 12/3/56
‡
254,000 251,210
4,969,456
Total Corporate Bonds (cost 59,560,947) 59,599,610
Mortgage-Backed Securities - 44 .0%
1301 Trust , 6.4301% , 8/11/42 (144A)
‡
302,000 302,593
ALA Trust , CME Term SOFR 1 Month + 3.0907% , 6.7457% , 6/15/40 (144A)
‡
176,000 176,261
BAMLL Re-REMIC Trust
0.0099%, 2/27/51 (144A)
‡
243,129 191,337
0.0000%, 11/27/51 (144A)
§
257,817 203,525
0.8884%, 9/27/52 (144A)
‡
327,626 312,009
BLP Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.7500% ,
7.4047% , 12/15/42 (144A)
‡
870,000 870,759
BPR Trust , 5.8500% , 11/5/41 (144A)
‡
360,000 333,512
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.9409%, 5.5956%, 2/15/39 (144A)
‡
148,756 149,072
CME Term SOFR 1 Month + 1.6423%, 5.2970%, 12/15/39 (144A)
‡
63,514 63,605
CME Term SOFR 1 Month + 1.8920%, 5.5467%, 12/15/39 (144A)
‡
1,089,150 1,090,850
7.9698%, 8/13/41 (144A)
‡
888,000 849,431
CME Term SOFR 1 Month + 2.7905%, 6.4455%, 10/15/41 (144A)
‡
403,815 404,587
CME Term SOFR 1 Month + 2.0000%, 5.6547%, 2/15/43 (144A)
‡
100,000 100,434
CME Term SOFR 1 Month + 2.4500%, 6.1047%, 2/15/43 (144A)
‡
100,000 100,292
CME Term SOFR 1 Month + 2.1000%, 5.7547%, 3/15/43 (144A)
‡
290,000 288,551
CME Term SOFR 1 Month + 3.0000%, 6.6547%, 3/15/43 (144A)
‡
103,000 102,521
BX Trust
CME Term SOFR 1 Month + 2.9413%, 6.5960%, 3/15/30 (144A)
‡
293,781 293,528
CME Term SOFR 1 Month + 1.9000%, 5.5547%, 2/15/36 (144A)
‡
290,000 289,816
CME Term SOFR 1 Month + 2.6901%, 6.3448%, 4/15/41 (144A)
‡
734,351 734,389
CME Term SOFR 1 Month + 2.8894%, 6.5441%, 6/15/41 (144A)
‡
355,015 349,687
CME Term SOFR 1 Month + 3.7500%, 7.4047%, 7/15/44 (144A)
‡
808,000 806,551
BXHPP Trust
CME Term SOFR 1 Month + 0.7645%, 4.4195%, 8/15/36 (144A)
‡
117,000 111,454
CME Term SOFR 1 Month + 1.0145%, 4.6695%, 8/15/36 (144A)
‡
375,000 349,115

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
12 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust
SOFR30A + 6.0000%, 9.6452%, 10/25/41 (144A)
‡
$ 95,000 $ 96,952
SOFR30A + 6.2000%, 9.8452%, 11/25/41 (144A)
‡
70,000 71,755
SOFR30A + 6.0000%, 9.6452%, 12/25/41 (144A)
‡
389,503 400,332
SOFR30A + 3.8500%, 7.4952%, 5/25/42 (144A)
‡
243,000 249,866
SOFR30A + 12.0000%, 15.6452%, 6/25/42 (144A)
‡
260,263 290,416
SOFR30A + 5.9000%, 9.5452%, 7/25/43 (144A)
‡
1,000,000 1,080,313
SOFR30A + 2.8000%, 6.4452%, 3/25/44 (144A)
‡
1,425,000 1,467,121
SOFR30A + 1.6000%, 5.2452%, 9/25/44 (144A)
‡
43,618 43,676
SOFR30A + 1.7000%, 5.3452%, 1/25/45 (144A)
‡
212,536 211,527
SOFR30A + 1.9500%, 5.5952%, 2/25/45 (144A)
‡
830,000 838,438
Extended Stay America Trust
CME Term SOFR 1 Month + 2.6000%, 6.2547%, 10/15/42 (144A)
‡
921,719 924,969
CME Term SOFR 1 Month + 3.3500%, 7.0047%, 10/15/42 (144A)
‡
210,926 211,793
CME Term SOFR 1 Month + 4.1000%, 7.7547%, 10/15/42 (144A)
‡
112,687 113,203
CME Term SOFR 1 Month + 2.9000%, 6.5547%, 2/15/43 (144A)
‡
281,144 282,197
CME Term SOFR 1 Month + 3.7500%, 7.4047%, 2/15/43 (144A)
‡
141,042 141,638
FHLMC STACR REMIC Trust
SOFR30A + 6.2500%, 9.8952%, 10/25/33 (144A)
‡
20,164 25,433
SOFR30A + 2.1000%, 5.7452%, 9/25/41 (144A)
‡
277,867 279,032
SOFR30A + 6.2500%, 9.8952%, 9/25/41 (144A)
‡
1,029,341 1,047,676
SOFR30A + 7.5000%, 11.1452%, 10/25/41 (144A)
‡
476,492 489,726
SOFR30A + 7.8000%, 11.4452%, 11/25/41 (144A)
‡
1,162,500 1,201,987
SOFR30A + 7.0000%, 10.6452%, 12/25/41 (144A)
‡
1,650,945 1,704,381
SOFR30A + 8.5000%, 12.1452%, 2/25/42 (144A)
‡
507,575 535,624
SOFR30A + 1.4500%, 5.0952%, 10/25/44 (144A)
‡
110,607 110,624
SOFR30A + 1.6500%, 5.2952%, 2/25/45 (144A)
‡
350,000 349,965
SOFR30A + 7.4000%, 11.0452%, 11/25/50 (144A)
‡
205,047 249,215
FHLMC STACR Trust , SOFR30A + 7.8645% , 11.5096% , 9/25/48 (144A)
‡
84,000 95,443
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
^
685,000 573,585
3.0000%, TBA, 30 Year Maturity
^
4,748,000 4,156,613
3.5000%, TBA, 30 Year Maturity
^
5,263,000 4,792,014
4.0000%, TBA, 30 Year Maturity
^
2,414,000 2,264,187
4.5000%, TBA, 30 Year Maturity
^
4,893,812 4,707,715
5.0000%, TBA, 30 Year Maturity
^
5,359,624 5,280,575
5.5000%, TBA, 30 Year Maturity
^
7,929,300 7,964,903
6.0000%, TBA, 30 Year Maturity
^
3,467,000 3,538,836
6.0000%, TBA, 30 Year Maturity
^
558,417 569,407
6.5000%, TBA, 30 Year Maturity
^
153,000 158,699
FREMF Mortgage Trust , 5.8220% , 11/25/28 (144A)
‡
162,000 152,183
Galaxy Senior Participation Interest Trust 1 , 2.3760% , 7/31/26
¢ ,‡
404,252 406,413
GGP Trust , 1.0000% , 4/10/43
‡
468,000 465,836
GNMA II, 30 Year, Single Family
3.5000%, TBA, 30 Year Maturity
^
2,092,000 1,889,107
4.0000%, TBA, 30 Year Maturity
^
204,000 190,122
5.0000%, TBA, 30 Year Maturity
^
96,000 95,180
5.5000%, TBA, 30 Year Maturity
^
68,000 68,471
Great Wolf Trust
CME Term SOFR 1 Month + 2.8900%, 6.5447%, 3/15/39 (144A)
‡
154,000 154,629
CME Term SOFR 1 Month + 5.4360%, 9.0907%, 3/15/39 (144A)
‡
117,000 117,870

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.3110% , 11/25/41 (144A)
‡
$ 330,000 $ 330,006
GWT
CME Term SOFR 1 Month + 2.9395%, 6.5942%, 5/15/41 (144A)
‡
1,330,000 1,334,932
CME Term SOFR 1 Month + 3.6384%, 7.2931%, 5/15/41 (144A)
‡
171,000 171,264
Hudsons Bay Simon JV Trust , 4.1545% , 8/5/34 (144A) 238,000 228,447
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.0188%, 10/25/57 (144A)
‡
829,251 853,440
CME Term SOFR 1 Month + 2.6145%, 6.2688%, 10/25/57 (144A)
‡
630,243 650,427
LEX Trust , CME Term SOFR 1 Month + 2.3500% , 6.0047% , 3/15/43 (144A)
‡
389,000 389,000
LHOME Mortgage Trust , 7.1280% , 3/25/29 (144A)
Ç
325,000 325,394
MHP
CME Term SOFR 1 Month + 3.9575%, 7.6122%, 1/15/27 (144A)
‡
800,000 801,289
CME Term SOFR 1 Month + 2.3145%, 5.9695%, 7/15/38 (144A)
‡
325,000 324,805
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 482,000 435,534
MTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 5.2852%, 8.9452%, 3/15/39 (144A)
‡
650,000 649,235
1.0000%, 5/15/43 (144A)
‡
159,000 158,562
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
323,000 325,896
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
545,050 550,529
PNW Trust , CME Term SOFR 1 Month + 3.5088% , 7.1635% , 4/15/41 (144A)
‡
155,000 154,619
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
898,969 899,587
Prima Capital CRE Securitization Ltd. , 5.5000% , 10/1/33 (144A) 175,000 146,298
PRM7 Trust , 6.8391% , 11/10/42 (144A)
‡
278,000 279,205
PRPM LLC , 6.4690% , 5/25/30 (144A)
Ç
579,913 579,014
Saluda Grade Alternative Mortgage Trust , 6.7480% , 3/25/31 (144A)
Ç
217,000 214,901
Saluds Grade Alternative Mortgage Trust , 5.6570% , 10/25/40 (144A)
Ç
100,000 99,953
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.7500% ,
6.4047% , 8/15/42 (144A)
‡
200,000 197,882
SCG Trust , CME Term SOFR 1 Month + 3.4000% , 7.0547% , 9/15/42 (144A)
‡
290,000 290,489
SMRT , CME Term SOFR 1 Month + 2.7000% , 6.3550% , 1/15/39 (144A)
‡
800,000 798,022
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 6.3877% , 11/15/36 (144A)
‡
165,000 164,949
SWCH Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.3402%, 6.9949%, 2/15/42 (144A)
‡
170,000 167,591
CME Term SOFR 1 Month + 4.2389%, 7.8936%, 2/15/42 (144A)
‡
530,000 528,670
Taurus UK Designated Activity Co.
SONIO/N + 2.0000%, 5.7350%, 7/20/35 (144A)
‡
GBP 120,000 161,870
SONIO/N + 2.8000%, 6.5350%, 7/20/35 (144A)
‡
GBP 170,000 228,088
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.0906% ,
6.7453% , 4/15/42 (144A)
‡
$ 271,000 264,485
TVC Mortgage Trust
5.3150%, 2/25/41 (144A)
Ç
100,000 99,451
6.3400%, 2/25/41 (144A)
‡
100,000 99,446
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
496,000 500,913
Wells Fargo Commercial Mortgage Trust
6.3820%, 3/15/38 (144A)
‡
302,000 301,842
7.1375%, 3/15/38 (144A)
‡
461,000 462,306
5.7613%, 9/15/40 (144A)
‡
561,000 557,332
Total Mortgage-Backed Securities (cost $73,254,203) 73,259,199
Common Stocks - 0 .8%
Biotechnology - 0 .2%
BioMarin Pharmaceutical, Inc.* 6,823 367,828
Diversified Telecommunication Services - 0 .2%
GCI Liberty, Inc.*
,¢
250 250,000

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
14 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Financial Services - 0 .1%
PennyMac Financial Services, Inc. 2,515 $ 227,079
Hotels, Restaurants & Leisure - 0 .1%
Caesars Entertainment, Inc.* 5,248 145,894
Oil, Gas & Consumable Fuels - 0 .2%
Sunococorp LLC 5,229 348,670
Total Common Stocks (cost $1,327,680) 1,339,471
Exchange Traded Fund - 4 .2%
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
(cost $6,705,411) 132,061 7,051,886
Investment Companies - 6 .7%
Money Market Funds - 6 .7%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $11,260,816) 11,260,815 11,260,815
Investments Purchased with Cash Collateral from Securities Lending - 0 .6%
Investment Companies - 0 .5%
Janus Henderson Cash Collateral Fund LLC, 3.5866%
£,∞
735,572 735,572
Time Deposits - 0 .1%
Royal Bank of Canada, 3.6300%, 5/1/26 $ 183,893 183,893
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $919,465) 919,465
OTC Purchased Call Credit Default Swaptions - Buy Protection - 0 .1%
Counterparty/Reference Asset
BNP Paribas SA
CDX.NA.HY.45-V2, Credit Default Swap, Maturing 12/20/2030, Fixed Rate
5.00%,  Payment frequency: Quarterly,
Notional amount $15,000,000, Premiums paid $285,714, Unrealized depreciation $(193,994), Exercise price $106.50, Expires 6/17/26* 15,000,000 91,720
Total OTC Purchased Call Credit Default Swaptions - Buy Protection - (premiums paid
$ 285,714 , unrealized depreciation $ (193,994) ) 91,720
Total Investments (total cost $ 208,824,891 ) - 125 .1% 208,147,427
Liabilities, net of Cash, Receivables and Other Assets - (25.1%) (41,804,082)
Net Assets - 100.0% $166,343,345

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 188,886,166 90 .7%
United Kingdom 4,025,393 1 .9
Luxembourg 3,696,062 1 .8
Canada 1,986,750 1 .0
Netherlands 1,616,348 0 .8
France 1,165,443 0 .6
Finland 1,078,541 0 .5
Italy 904,873 0 .4
Japan 780,556 0 .4
Singapore 706,645 0 .3
Germany 705,390 0 .3
Ireland 617,449 0 .3
Spain 591,657 0 .3
Sweden 585,974 0 .3
Chile 480,095 0 .2
Australia 173,787 0 .1
Cayman Islands 146,298 0 .1
Total $208,147,427 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (0.3)%
Mortgage-Backed Securities - (0.3)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
^
$ (1,300) $ (1,307)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
^
(558,417) (569,987)
Total Securities Sold Short (proceeds $572,382) $ (571,294)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (571,294) 100.0%

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
16 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 11.0%
Exchange Traded Fund - 4.2%
Janus Henderson
Emerging Markets
Debt Hard Currency
ETF $ 6,728,350 $ 1,184,271 $ (782,840) $ 38,443 $ (116,338) $ 7,051,886 132,061 $ 238,805
Money Market Funds - 6.8%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
3,265,055 121,816,170 (113,817,819) (1,937) (654) 11,260,815 11,260,815 113,004
Investments Purchased
with Cash Collateral
from Securities Lending
- 0.6%
Investment Companies - 0.4%
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
2,069,198 14,067,108 (15,400,734) – – 735,572 735,572 27,216
Δ
Total Affiliated
Investments - 11.5% $12,062,603 $137,067,549 $(130,001,393) $36,506 $(116,992) $19,048,273 $379,025
Schedule of Unfunded Loan Commitments
Borrower
Unfunded Loan
Commitments Value
Unrealized
Appreciation/
(Depreciation)
Azuria Water Solutions, Inc., Delayed Draw First Lien Term Loan $55,170 $55,170 $–
Salas Obrien, Inc., Delayed Draw First Lien Term Loan $24,892 $25,017 $125
Total $80,062 $80,187 $125

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 5/22/26 10,294,436 $ (12,185,679) $ 99,308
Euro 5/22/26 (293,648) 339,133 5,630
Euro 5/22/26 500,000 (590,683) 3,648
Euro 5/22/26 (188,309) 217,491 3,597
Euro 5/22/26 (95,831) 110,681 1,830
Euro 5/22/26 (417,859) 488,796 1,799
Euro 5/22/26 (94,900) 109,876 1,543
Euro 5/22/26 (112,680) 130,913 1,381
Euro 5/22/26 487,038 (572,572) 756
Euro 5/22/26 97,578 (115,030) 466
Euro 5/22/26 (87,450) 102,371 302
Euro 5/22/26 (11,600) 13,332 287
Euro 5/22/26 (15,510) 17,929 281
Euro 5/22/26 (8,629) 9,988 143
Euro 5/22/26 (14,735) 17,164 136
Euro 5/22/26 (27,783) 32,576 43
Euro 5/22/26 (2,315) 2,693 25
Euro 5/22/26 (6,452) 7,566 10
Euro 5/22/26 (23,949) 28,234 (116)
Euro 5/22/26 (16,440) 19,451 (149)
Euro 5/22/26 500,000 (585,946) (1,089)
Euro 5/22/26 (325,663) 385,715 (3,365)
Euro 5/22/26 500,000 (580,472) (6,562)
Euro 5/22/26 500,000 (578,493) (8,541)
Euro 5/22/26 500,000 (577,366) (9,668)
Euro 5/22/26 498,750 (573,214) (12,353)
Euro 5/22/26 (1,998,750) 2,364,381 (17,713)
Euro 5/22/26 985,067 (1,136,140) (20,396)
Great British Pound 5/22/26 (5,206) 7,039 36
Great British Pound 5/22/26 777,030 (1,050,456) (5,392)
35,877
Total $35,877

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
18 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
S&P 500 E-Mini Index 7 6/18/26 $ 2,535,313 $ 87,804
U.S. Treasury 10 Year Notes 11 6/18/26 1,216,531 (24,936)
U.S. Treasury 2 Year Notes 231 6/30/26 47,845,875 (156,890)
U.S. Treasury 5 Year Notes 444 6/30/26 47,879,156 (547,582)
Total - Futures Long (641,604)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 47 6/18/26 (5,304,391) 128,694
U.S. Treasury Long Bonds 9 6/18/26 (1,015,594) 38,825
U.S. Treasury Ultra Bonds 14 6/18/26 (1,610,438) 78,486
Total - Futures Short 246,005
Total $(395,599)
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date Notional Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 07/24/2026 USD 149,180 $ 8,712
Schedule of OTC Written Credit Default Swaptions
Counterparty/
Reference Asset Description Exercise Price
Expiration
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Swaptions
Written,
at Value
Written Put Swaptions - Sell Protection:
BNP Paribas SA
CDX.NA.HY.45-V2
Credit Default Swap,
S&P Credit Rating: NR,
Maturing 12/20/2030,
Fixed Rate 5.00%,
Payment frequency:
Quarterly 100.00 USD 06/17/26 $ 15,000,000 $(84,645) $71,701 $(12,944)
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 11 6,900.00 USD 06/18/2026 $ 3,984,063 $ (41,485) $ (182,503) $ (223,988)
Schedule of Exchange-Traded Written Put Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 11 5,725.00 USD 06/18/2026 $ 3,984,063 $ (38,979) $ 34,744 $ (4,235)

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 19
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ — $ 121,221 $ – $ 121,221
*
Futures contracts — 246,005 — 87,804 333,809
Swaps - OTC — — — 8,712 8,712
Purchased Swaption contracts, at Value 91,720 — — – 91,720
Total Asset Derivatives $ 91,720 $ 246,005 $ 121,221 $ 96,516 $ 555,462
Liability Derivatives:
Forward foreign currency exchange contracts — — 85,344 – 85,344
*
Futures contracts — 729,408 — – 729,408
Written Options, at Value — — — 228,223 228,223
Swaptions Written, at Value 12,944 — — – 12,944
Total Liability Derivatives $ 12,944 $ 729,408 $ 85,344 $ 228,223 $ 1,055,919
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts
Commodity
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 30,474 $ — $ — $ 30,474
Futures contracts — (87,226) — — — (87,226)
Swap contracts (11,126) — — 21,460 — 10,334
Written Options contracts — 19,471 — 62,050 24,739 106,260
Total $ (11,126) $ (67,755) $ 30,474 $ 83,510 $ 24,739 $ 59,842
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (199,435) $ – $ (199,435)
Futures contracts — (283,675) — 87,804 (195,871)
Swap contracts — — — 3,846 3,846
Written Options contracts — — — (154,520) (154,520)
Purchased Swaption contracts (193,994) – (193,994)
Written Swaption contracts 71,701 — — – 71,701
Total $ (122,293) $ (283,675) $ (199,435) $ (62,870) $ (668,273)

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
20 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Futures contracts:
Average notional amount of contracts - long $58,756,419
Average notional amount of contracts - short 7,961,039
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 6,020,593
Average amounts sold - in USD 20,387,294
Credit default swaps:
Average notional amount - buy protection 3,650,000
OTC Swaps:
Average notional amount 44,919
Options:
Average value of option contracts written 47,087
Swaptions:
Average value of swaption contracts purchased 78,046
Average value of swaption contracts written 17,771
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 212,941 $ (98,288) $ — $ 114,653
JPMorgan Chase Bank NA 8,712 — — 8,712
Total $ 221,653 $ (98,288) $ — $ 123,365
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 98,288 $ (98,288) $ — $ —
Total $ 98,288 $ (98,288) $ — $ —
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 900,008 $ — $ (900,008) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 21
CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
EUR Euro
EUR0012M 12-Month EURIBOR
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GBP British Pound
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2026 is
$854,135, which represents 0.5% of net assets.
# Loaned security; a portion of the security is on loan at April 30, 2026.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
22 April 30, 2026
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
† The position has not yet settled as of April 30, 2026. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2026 is $109,953,396 which represents 66.1% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 23
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 24,381,971 $ 197,722 $ 24,579,693
Bank Loans — 22,090,012 — 22,090,012
Collateralized Loan Obligations — 6,815,431 — 6,815,431
Convertible Bonds — 1,140,125 — 1,140,125
Corporate Bonds — 59,599,610 — 59,599,610
Mortgage-Backed Securities — 72,852,786 406,413 73,259,199
Common Stocks
Diversified Telecommunication
Services — — 250,000 250,000
All Other 1,089,471 — — 1,089,471
Exchange Traded Fund 7,051,886 — — 7,051,886
Investment Companies — 11,260,815 — 11,260,815
Investments Purchased with Cash
Collateral from Securities Lending — 919,465 — 919,465
OTC Purchased Call Credit Default
Swaptions - Buy Protection — 91,720 — 91,720
Total Investments in Securities $ 8,141,357 $ 199,151,935 $ 854,135 $ 208,147,427
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 121,221 $ — $ 121,221
Futures Contracts 333,809 — — 333,809
OTC Swaps — 8,712 — 8,712
Total Other Financial Instruments $ 333,809 $ 129,933 $ — $ 463,742
Unfunded Loan Commitments $ — $ 125 $ — $ 125
Total Assets $ 8,475,166 $ 199,281,993 $ 854,135 $ 208,611,294
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 571,294 $ — $ 571,294
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 85,344 $ — $ 85,344
Futures Contracts 729,408 — — 729,408
Options Written, at Value 228,223 — — 228,223
Swaptions Written, at Value — 12,944 — 12,944
Total Other Financial Instruments $ 957,631 $ 98,288 $ — $ 1,055,919
Total Liabilities $ 957,631 $ 669,582 $ — $ 1,627,213
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
24 April 30, 2026
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $189,837,378)
(1)
$ 189,007,434
Affiliated investments, at value (cost $18,701,799) 19,048,273
Purchased swaptions, at value (premiums paid $285,714) 91,720
Cash denominated in foreign currency (cost $11,661) 11,690
Forward foreign currency exchange contracts 121,221
Due from broker for futures 1,170,000
Receivable for variation margin on futures contracts 142,738
Net Unrealized Appreciation on Unfunded Commitments 125
Receivables:
Investments sold 741,742
TBA investments sold 4,575,133
Dividends 35,886
Interest 1,232,759
Affiliated securities lending income, net 1,026
OTC swap contracts, at value 8,712
Due from adviser 3,020
Total Assets 216,191,479
Liabilities:
TBA sales commitments, at value (proceeds $572,382) 571,294
Collateral on securities loaned (Note 3) 919,465
Forward foreign currency exchange contracts 85,344
Swaptions written, at value (premiums received $84,645) 12,944
Options written, at value (premiums received $80,464) 228,223
Due to custodian 131,158
Payables:
Investments purchased 6,697,265
TBA investments purchased 40,300,771
Management fees 70,185
Investment Litigation Fees 2,531
Distributions 828,954
Total Liabilities 49,848,134
Commitments and contingent liabilities
Net Assets $ 166,343,345
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 167,394,420
Total distributable earnings (loss) (1,051,075)
Total Net Assets $ 166,343,345
Net Assets $ 166,343,345
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,350,000
Net Asset Value Per Share $ 49 .65
(1) Includes $900,008 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Income ETF
Statement of Operations
(unaudited)
For the period ended April 2026
Janus Detroit Street Trust 25
See Notes to Financial Statements.
Investment Income:
Interest $ 4,420,386
Dividends from affiliates 351,809
Dividends 252,189
Affiliated securities lending income, net     27,216
Unaffiliated securities lending income, net 7,487
Total Investment Income 5,059,087
Expenses:
Management Fees 393,626
Investment Litigation Fees 9,897
Total Expenses 403,523
Less: Excess Expense Reimbursement and Waivers (16,063)
Net Expenses 387,460
Net Investment Income/(Loss) 4,671,627
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 366,448
Investments in affiliates 36,506
TBA sales commitments (133,631)
Forward foreign currency exchange contracts 30,474
Futures contracts (87,226)
Swap contracts 10,334
Written options contracts 106,260
Total Net Realized Gain/(Loss) on Investments $ 329,165
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (1,322,902)
Investments in affiliates (116,992)
Unfunded Commitments (75)
TBA sales commitments 1,088
Forward foreign currency exchange contracts (199,435)
Futures contracts (195,871)
Swap contracts 3,846
Written options contracts (154,520)
Purchased swaption contracts (193,994)
Written swaption contracts 71,701
Total Change in Unrealized Net Appreciation/Depreciation $ (2,107,154)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,893,638
(1) Period from November 12, 2024 (commencement of operations) through October 31, 2025.

Janus Henderson Income ETF
Statements of Changes in Net Assets
26 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Period Ended
October 31, 2025
(1)
Operations:
Net investment income/(loss) $ 4,671,627 $ 6,370,756
Net realized gain/(loss) on investments 329,165 1,544,206
Change in unrealized net appreciation/depreciation (2,107,154) 999,356
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,893,638 8,914,318
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (7,027,584) (5,831,447)
Net Decrease from Dividends and Distributions to Shareholders (7,027,584) (5,831,447)
Capital Share Transactions 25,129,119 142,265,301
Net Increase/(Decrease) in Net Assets 20,995,173 145,348,172
Net Assets: — —
Beginning of Period   145,348,172 —
End of Period $ 166,343,345 $ 145,348,172
(1) Period from November 12, 2024 (commencement of operations) through October 31, 2025.

Janus Henderson Income ETF
Financial Highlights
Janus Detroit Street Trust 27
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) and each year or period ended October 31 2026 2025
(1)
Net Asset Value, Beginning of Period $51.00 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
1.54 3.04
Net realized and unrealized gain/(loss) (0.57) 0.59
Total from Investment Operations 0.97 3.63
Less Dividends and Distributions: — —
Dividends (from net investment income) (1.95) (2.63)
Distributions (from capital gains) (0.37) —
Total Dividends and Distributions (2.32) (2.63)
Net Asset Value, End of Period $49.65 $51.00
Total Return
*
1.95% 7.46%
Net assets, End of Period (in thousands) $166,343 $145,348
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.53% 0.52%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.51% 0.50%
Ratio of Net Investment Income/(Loss) 6.17% 6.20%
Portfolio Turnover Rate
(3)(4)
50% 126%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from November 12, 2024 (commencement of operations) through October 31, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks high current income with a secondary focus on capital appreciation. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period:
Financial assets of $197,722 were transferred out of Level 2 into Level 3 since the current market for the securities'
previously quoted prices are now considered inactive.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2026
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2026  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2026
particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2026
credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of April 30, 2026.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
Options on Swap Contracts (Swaptions )
The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as
“swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the
Fund to buy credit protection through credit default swaps.
Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases.
 Swaptions purchased are reported in the Schedule of Investments. Swaptions written are reported as a liability on the
Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the period, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
During the period, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged,

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
36 April 30, 2026
or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The  risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.
During the period, the Fund wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.
During the period, the Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.
During the period, the Fund wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.
During the period, the Fund wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.
During the period, the Fund wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 37
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
38 April 30, 2026
timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward
Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the
Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 39
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
40 April 30, 2026
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fund as of  April 30,
2026.
 • Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-
traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate (“SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 41
the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $900,008 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2026 is $919,465, resulting in the net amount due to the counterparty of $19,457.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.52% of the Fund’s average daily net assets.
Daily Net Assets Fee Rate
$0-$1 billion 0.52%
Next $2 billion 0.50%
Over $3 billion 0.48%

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
42 April 30, 2026
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2028. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2026, the Adviser waived $16,063 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson Emerging
Markets Debt Hard Currency ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 15 shares or 0.00% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 43
losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended  April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$208,824,891 $1,795,531 $(2,472,995) $(677,464)
Period Ended April 30, 2026 Period Ended October 31, 2025
(1)
Shares Amount Shares Amount
Shares sold 500,000 $ 25,129,119 2,850,001 $ 142,265,351
Shares repurchased — — (1) (50)
Net Increase/(Decrease) 500,000 $ 25,129,119 2,850,000 $ 142,265,301
(1) Period from November 12, 2024 (commencement of operations) through October 31, 2025.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$88,761,408 $75,824,636 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$4,167,457 $4,167,457 $— $—

Janus Henderson Income ETF
Additional Information
(unaudited)
44 April 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93101 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Transformational Growth
ETF
Janus Detroit Street Trust

Janus Henderson Transformational Growth ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Transformational Growth ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 99.0%
Aerospace & Defense - 9.5%
Boeing Co. (The)* 6,802 $ 1,557,862
Howmet Aerospace, Inc. 7,811 1,898,385
3,456,247
Biotechnology - 8.1%
Madrigal Pharmaceuticals, Inc.* 2,950 1,526,301
Revolution Medicines, Inc.* 6,070 874,808
Vaxcyte, Inc.* 9,470 542,063
2,943,172
Broadline Retail - 14.9%
Amazon.com, Inc.* 16,105 4,268,791
MercadoLibre, Inc.* 626 1,122,187
5,390,978
Capital Markets - 6.0%
Intercontinental Exchange, Inc. 9,575 1,513,712
Robinhood Markets, Inc. - Class A* 8,870 646,534
2,160,246
Construction & Engineering - 3.9%
Legence Corp. - Class A* 16,067 1,397,186
Electrical Equipment - 3.8%
Forgent Power Solutions, Inc. - Class A* 36,657 1,379,036
Health Care Providers & Services - 3.3%
UnitedHealth Group, Inc. 3,270 1,211,470
Hotels, Restaurants & Leisure - 7.7%
Chipotle Mexican Grill, Inc. - Class A* 22,602 768,242
DoorDash, Inc. - Class A* 5,119 863,320
DraftKings, Inc. - Class A* 49,485 1,153,990
2,785,552
Life Sciences Tools & Services - 1.9%
Danaher Corp. 3,881 694,505
Pharmaceuticals - 3.0%
Eli Lilly & Co. 1,160 1,084,136
Semiconductors & Semiconductor Equipment - 23.6%
Advanced Micro Devices, Inc.* 2,931 1,039,010
Broadcom, Inc. 7,820 3,264,303
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 10,674 4,227,544
8,530,857
Software - 13.3%
Datadog, Inc. - Class A* 10,043 1,327,584
Nebius Group NV - Class A
#
,* 6,740 931,670
Oracle Corp. 15,756 2,542,861
4,802,115
Total Common Stocks (cost $29,519,277) 35,835,500
Investment Companies - 1.1%
Money Market Funds - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $405,743) 405,743 405,743
Investments Purchased with Cash Collateral from Securities Lending - 2.0%
Investment Companies - 1.6%
Janus Henderson Cash Collateral Fund LLC, 3.5866%
£,∞
583,347 583,347

Janus Henderson Transformational Growth ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0.4%
Royal Bank of Canada, 3.6300%, 5/1/26 $ 145,837 $ 145,837
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $729,184) 729,184
Total Investments (total cost $ 30,654,204 ) - 102.1% 36,970,427
Liabilities, net of Cash, Receivables and Other Assets - (2.1%) (744,426)
Net Assets - 100.0% $36,226,001
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 30,689,026 83.1%
Taiwan 4,227,544 11.4
Uruguay 1,122,187 3.0
Netherlands 931,670 2.5
Total $36,970,427 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 1.1%
Money Market Funds - 1.1%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
$ 86,956 $ 3,911,008 $ (3,592,114) $ (90) $ (17) $ 405,743 405,743 $ 4,020
Investments Purchased
with Cash Collateral
from Securities Lending
- 2.0%
Investment Companies - 1.6%
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
– 7,852,317 (7,268,970) – – 583,347 583,347 4,618
Δ
Total Affiliated
Investments - 2.7% $86,956 $11,763,325 $(10,861,084) $(90) $(17) $989,090 $8,638

Janus Henderson Transformational Growth ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 713,715 $ — $ (713,715) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Transformational Growth ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
6 April 30, 2026
ADR American Depositary Receipt
LLC Limited Liability Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2026.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 35,835,500 $ — $ — $ 35,835,500
Investment Companies — 405,743 — 405,743
Investments Purchased with Cash
Collateral from Securities Lending — 729,184 — 729,184
Total Assets $ 35,835,500 $ 1,134,927 $ — $ 36,970,427

Janus Henderson Transformational Growth ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $29,665,114)
(1)
$ 35,981,337
Affiliated investments, at value (cost $989,090) 989,090
Receivables:
Dividends 642
Affiliated securities lending income, net 81
Total Assets 36,971,150
Liabilities:
Collateral on securities loaned (Note 2) 729,184
Payables:
Management fees 15,965
Total Liabilities 745,149
Commitments and contingent liabilities
Net Assets $ 36,226,001
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 30,017,651
Total distributable earnings (loss) 6,208,350
Total Net Assets $ 36,226,001
Net Assets $ 36,226,001
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,250,000
Net Asset Value Per Share $ 28 .98
(1) Includes $713,715 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Transformational Growth ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2026
8 April 30, 2026
See Notes to Financial Statements.
Investment Income:
Dividends $ 78,474
Affiliated securities lending income, net     4,618
Dividends from affiliates 4,020
Unaffiliated securities lending income, net 1,379
Foreign tax withheld (4,011)
Total Investment Income 84,480
Expenses:
Management Fees 96,668
Total Expenses 96,668
Net Investment Income/(Loss) (12,188)
Net Realized Gain/(Loss) on Investments:
Investments $ 87,265
Investments in affiliates (90)
Total Net Realized Gain/(Loss) on Investments $ 87,175
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 671,560
Investments in affiliates (17)
Total Change in Unrealized Net Appreciation/Depreciation $ 671,543
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 746,530

Janus Henderson Transformational Growth ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Period Ended
October 31, 2025
(1)
Operations:
Net investment income/(loss) $ (12,188) $ (10,093)
Net realized gain/(loss) on investments 87,175 (182,860)
Change in unrealized net appreciation/depreciation 671,543 5,644,680
Net Increase/(Decrease) in Net Assets Resulting from Operations 746,530 5,451,727
Dividends and Distributions to Shareholders: — —
Return of Capital — (6,568)
Net Decrease from Dividends and Distributions to Shareholders — (6,568)
Capital Share Transactions 1,392,911 28,641,401
Net Increase/(Decrease) in Net Assets 2,139,441 34,086,560
Net Assets: — —
Beginning of Period   34,086,560 —
End of Period $ 36,226,001 $ 34,086,560
(1) Period from February 4, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Transformational Growth ETF
Financial Highlights
10 April 30, 2026
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) and each year or period ended October 31 2026 2025
(1)
Net Asset Value, Beginning of Period $28.41 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
(0.01) (0.01)
Net realized and unrealized gain/(loss) 0.58 3.43
Total from Investment Operations 0.57 3.42
Less Dividends and Distributions: — —
Dividends (from net investment income) — —
Return of Capital — (0.01)
Total Dividends and Distributions — (0.01)
Net Asset Value, End of Period $28.98 $28.41
Total Return
*
2.01% 13.70%
Net assets, End of Period (in thousands) $36,226 $34,087
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.57% 0.57%
Ratio of Net Investment Income/(Loss) (0.07)% (0.06)%
Portfolio Turnover Rate
(3)
20% 31%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from February 4, 2025 (commencement of operations) through October 31, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
1. Organization and Significant Accounting Policies
Janus Henderson Transformational Growth ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.
The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2026
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $713,715 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2026 is $729,184, resulting in the net amount due to the counterparty of $15,469.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 million 0.57%
Next $500 million 0.55%
Over $1 billion 0.52%

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.57% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 850,000 shares or 68.00% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2026, the Fund had net realized gain of $309,008 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
Capital Loss Carryover Schedule
For the period ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(182,860) $— $(182,860)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$30,654,204 $8,128,136 $(1,811,913) $6,316,223
Period Ended April 30, 2026 Period Ended October 31, 2025
(1)
Shares Amount Shares Amount
Shares sold 100,000 $ 2,732,251 1,200,001 $ 28,641,426
Shares repurchased (50,000) (1,339,340) (1) (25)
Net Increase/(Decrease) 50,000 $ 1,392,911 1,200,000 $ 28,641,401
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$6,809,884 $7,151,799 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$2,736,376 $1,333,296 $— $—

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2026
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
At a May 18, 2026  meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Janus Henderson Transformational Growth ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-24-93102 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Asset-Backed Securities
ETF
Janus Detroit Street Trust

Janus Henderson Asset-Backed Securities ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Asset-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 86.6%
Acacia LLC, 5.2400%, 11/15/37 (144A) $ 726,690 $ 727,514
Affirm Asset Securitization Trust, 4.9300%, 10/15/30 (144A) 600,000 599,982
Affirm Master Trust, 5.1300%, 2/15/33 (144A) 1,641,000 1,649,708
Affirm Master Trust, 4.8900%, 10/16/34 (144A) 1,000,000 991,058
Alloya Auto Receivables Trust, 4.9900%, 3/25/30 (144A) 1,500,000 1,507,391
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 98,450 99,583
Ally Bank Auto Credit-Linked Notes, 4.8440%, 6/15/33 (144A) 1,706,362 1,707,470
Aqua Finance Issuer Trust, 4.7900%, 5/17/51 (144A) 1,136,902 1,126,136
Aqua Finance Issuer Trust, 5.2400%, 5/17/51 (144A) 1,438,500 1,429,365
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 217,073 198,234
Arivo Acceptance Auto Loan Receivables Trust, 5.4200%, 12/15/31 (144A) 1,000,000 991,788
AutoNation Finance Trust, 4.5600%, 10/14/31 (144A) 1,000,000 992,237
Avis Budget Rental Car Funding AESOP LLC, 5.8500%, 6/20/30 (144A) 1,350,000 1,379,789
Avtech Equipment Receivables Funding LLC, 4.5500%, 2/15/33 (144A) 820,292 818,231
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.7000%, 5.3452%,
7/27/48 (144A)
‡
723,216 722,403
Carmax Auto Owner Trust, 5.1100%, 5/17/32 1,000,000 994,545
Carmax Select Receivables Trust, 4.8300%, 6/16/31 1,000,000 995,588
Carvana Auto Receivables Trust, 5.4200%, 4/10/28 (144A) 31,785 31,822
Carvana Auto Receivables Trust, 6.0900%, 11/13/29 (144A) 427,000 438,538
Carvana Auto Receivables Trust, 4.9900%, 1/12/32 1,000,000 982,378
Castlelake Aircraft Structured Trust, 5.0730%, 3/15/51 (144A) 993,073 974,144
Compass Datacenters Issuer II LLC, 5.3160%, 5/25/50 (144A) 2,000,000 1,999,956
Compass Datacenters Issuer II LLC, 5.7560%, 5/25/50 (144A) 1,000,000 986,064
Consolidated Communications LLC, 5.5220%, 12/20/55 (144A) 1,000,000 1,005,771
Corporate One Auto Receivables Trust, 4.8400%, 4/15/31 (144A) 1,000,000 991,855
CPS Auto Receivables Trust, 4.9100%, 6/15/28 (144A) 1,612 1,612
Credibly Asset Securitization II LLC, 5.4000%, 3/15/32 (144A) 1,000,000 992,713
Dell Equipment Finance Trust, 4.8300%, 3/22/32 (144A) 1,000,000 994,590
Dell Equipment Finance Trust, 5.1900%, 11/22/32 (144A) 1,000,000 999,282
DLLMT LLC, 5.3400%, 3/22/27 (144A) 61,421 61,544
DLLST LLC, 5.0500%, 8/20/27 (144A) 8,386 8,410
Exeter Automobile Receivables Trust, 4.4000%, 5/17/32 1,000,000 987,211
Exeter Select Automobile Receivables Trust, 4.9100%, 12/15/31 2,000,000 1,992,105
FHF Issuer Trust, 5.8900%, 6/15/30 (144A) 179,684 180,580
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 200,000 200,011
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 1,500,000 1,469,661
FIGRE Trust, 5.5600%, 5/25/55 (144A)
‡
2,279,960 2,287,993
FIGRE Trust, 5.4670%, 7/25/55 (144A)
Ç
2,051,428 2,046,663
Flagship Credit Auto Trust, 1.2700%, 3/15/27 (144A) 44,426 44,355
Flagship Credit Auto Trust, 5.0500%, 1/18/28 (144A) 82,100 82,114
FNA 9 LLC, 5.5090%, 4/16/46 (144A)
‡
1,000,000 999,585
Foundation Finance Trust, 5.0700%, 8/15/52 (144A) 1,250,000 1,245,872
GM Financial Automobile Leasing Trust, 4.6000%, 1/21/30 1,500,000 1,495,074
GoodLeap Home Improvement Solutions Trust, 5.3100%, 12/20/49 (144A) 1,000,000 998,674
Gracie Point International Funding LLC, SOFR30A + 2.0000%, 5.6539%, 8/15/28
(144A)
‡
650,000 652,125
Hertz Vehicle Financing III LLC, 6.5300%, 2/25/28 (144A) 750,000 757,292
Hilton Grand Vacations Trust, 5.2700%, 8/27/40 (144A) 525,004 526,559
Hilton Grand Vacations Trust, 4.7300%, 5/25/44 (144A) 2,075,776 2,055,366
Hotwire Funding LLC, 2.3110%, 11/20/51 (144A) 200,000 197,428
HPEFS Equipment Trust, 4.7700%, 5/20/33 (144A) 2,000,000 1,978,399
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 94,368 95,480
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 187,081 187,528

Janus Henderson Asset-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Huntington Bank Auto Credit-Linked Notes, 4.8350%, 9/20/33 (144A) $ 2,506,127 $ 2,503,881
Lendbuzz Securitization Trust, 6.9200%, 8/15/28 (144A) 80,826 81,433
Lendbuzz Securitization Trust, 9.1700%, 4/16/29 (144A) 651,000 675,384
Lendbuzz Securitization Trust, 5.2800%, 4/15/31 (144A) 2,862,000 2,767,936
Libra Solutions LLC, 6.3550%, 8/15/39 (144A) 2,610,000 2,607,804
Lightpath Fiber Issuer LLC, 5.5970%, 3/25/56 (144A) 1,000,000 1,001,079
Lmdv Issuer Co. LLC, 5.3100%, 12/15/55 (144A) 1,000,000 993,096
Lmrk Issuer Co. 2 LLC, 5.5200%, 9/15/55 (144A) 1,000,000 985,516
Luxury Lease Partners Auto Lease Trust, 5.5100%, 3/15/32 (144A) 819,211 816,326
Lyra Music Assets Delaware LP, 5.6040%, 9/20/65 (144A) 1,750,449 1,760,817
Marlette Funding Trust, 4.9500%, 7/16/35 (144A) 110,000 110,171
Merchants Fleet Funding LLC, 5.2100%, 1/20/39 (144A) 1,000,000 994,920
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 1,500,000 1,508,947
MVW LLC, 5.4200%, 10/20/40 (144A) 119,880 120,501
NMEF Funding LLC, 4.7100%, 2/15/34 (144A) 1,000,000 970,352
Oaktree ABF Equipment ST LLC, 5.3100%, 10/17/33 (144A) 750,000 745,209
OCCU Auto Receivables Trust, 5.2000%, 10/15/31 (144A) 1,480,000 1,483,826
OCCU Auto Receivables Trust, 5.6000%, 11/15/34 (144A) 2,000,000 2,000,916
OnDeck Asset Securitization Trust IV LLC, 7.1500%, 6/17/31 (144A) 1,000,000 1,004,709
OneMain Financial Issuance Trust, 2.2100%, 9/14/35 (144A) 381,000 369,386
QTS Issuer ABS I LLC, 5.4390%, 5/25/55 (144A) 1,000,000 995,484
QTS Issuer ABS II LLC, 5.0440%, 10/5/55 (144A) 1,000,000 979,421
RAM LLC, 5.4630%, 6/15/46 (144A) 648,000 648,000
RCKT Trust, 5.1600%, 7/25/34 (144A) 2,000,000 1,997,102
RCKTL, 4.9500%, 11/27/34 (144A) 1,000,000 996,673
Reach Abs Trust, 4.8000%, 2/15/33 (144A) 1,000,000 990,696
Regents Capital Equipment Receivables LLC, 5.1100%, 1/31/34 (144A) 1,000,000 999,322
Research-Driven Pagaya Motor Asset Trust, 5.6590%, 7/25/34 (144A) 854,852 856,184
Research-Driven Pagaya Motor Asset Trust, 6.2110%, 7/25/34 (144A) 350,000 349,851
Sabey Data Center Issuer LLC, 5.4820%, 1/20/51 (144A) 1,000,000 988,217
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 397,486 400,802
Santander Drive Auto Receivables Trust, 3.7600%, 7/16/29 8,161 8,158
SCCU Auto Receivables Trust, 5.7000%, 10/16/28 (144A) 140,886 141,421
SCCU Auto Receivables Trust, 5.0800%, 2/17/32 (144A) 2,000,000 1,996,183
SF Abs Issuer LLC, 5.3770%, 11/25/55 (144A) 1,000,000 965,728
Sierra Timeshare Receivables Funding LLC, 4.6400%, 8/22/44 (144A) 896,340 888,490
SoFi Consumer Loan Program Trust, 5.0400%, 8/15/34 (144A) 2,000,000 1,991,151
SoFi Consumer Loan Program Trust, 4.9100%, 8/25/35 (144A) 1,000,000 991,818
Sotheby's Artfi Master Trust, 5.0000%, 6/20/33 (144A) 1,000,000 994,809
Stack Infrastructure Issuer LLC, 5.0000%, 3/27/56 (144A) 1,000,000 965,088
Switch ABS Issuer LLC, 5.3650%, 10/25/55 (144A) 1,000,000 989,261
Switch ABS Issuer LLC, 5.6090%, 3/27/56 (144A) 1,000,000 1,003,236
Tesla Lease Electric Vehicle Securitization LLC, 4.7900%, 6/20/29 (144A) 1,000,000 999,853
Towd Point Mortgage Trust, SOFR30A + 1.6500%, 5.2952%, 7/25/65 (144A)
‡
2,000,000 2,010,153
Trackside Rail LLC, 4.8900%, 3/20/56 (144A) 999,619 980,906
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A)
¢,€
520,000 308,716
Truist Bank Auto Credit-Linked Notes, 4.7280%, 9/26/33 (144A) 1,409,407 1,408,255
United Auto Credit Securitization Trust, 5.1500%, 6/10/30 (144A) 1,250,000 1,249,664
United Auto Credit Securitization Trust, 5.0600%, 6/10/31 (144A) 1,000,000 987,948
UPG HI Issuer Trust, 5.0000%, 9/25/47 (144A) 831,417 827,625
Upgrade Auto Receivables Trust, 5.5500%, 4/15/32 (144A) 500,000 494,001
Upgrade Master Pass-Thru Trust, 5.1300%, 3/15/34 (144A) 1,000,000 998,706
Upstart Securitization Trust, 5.0200%, 9/20/35 (144A) 1,000,000 995,248
UPX HIL Issuer Trust, 5.1600%, 1/25/47 (144A) 943,081 940,010

Janus Henderson Asset-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
VB-S1 Issuer LLC-VBTEL, 3.1560%, 2/15/52 (144A) $ 400,000 $ 390,846
VB-S1 Issuer LLC-VBTEL, 5.5900%, 5/15/54 (144A) 600,000 604,432
VERTICAL BRIDGE CC LLC, 5.6020%, 8/16/55 (144A) 3,000,000 2,974,633
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) 1,500,000 1,482,492
Westgate Resorts LLC, 5.4700%, 10/20/39 (144A) 972,084 973,253
Westlake Automobile Receivables Trust, 6.2900%, 3/15/28 (144A) 52,169 52,212
Wingspire Equipment Finance LLC, 4.7600%, 9/20/33 (144A) 1,000,000 985,969
Zayo Issuer LLC, 5.5460%, 4/20/56 (144A) 1,000,000 999,212
Total Asset-Backed Securities (cost $114,000,651) 113,183,214
Collateralized Loan Obligations - 3.2%
Sound Point CLO XXXIII Ltd. 2022-1A C, CME Term SOFR 3 Month + 2.2500%,
5.9166%, 4/25/35 (144A)
‡
2,700,000 2,711,330
Voya CLO Ltd. 2024-7A C, CME Term SOFR 3 Month + 1.8500%, 5.5252%,
1/20/38 (144A)
‡
1,500,000 1,502,882
Total Collateralized Loan Obligations (cost $4,204,168) 4,214,212
Mortgage-Backed Securities - 6.3%
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.0000% ,
5.6547% , 2/15/43 (144A)
‡
700,000 703,038
BX Trust , 5.7012% , 12/13/42 (144A)
‡
1,000,000 1,002,283
Connecticut Avenue Securities Trust , SOFR30A + 1.2000% , 4.8452% , 5/25/45
(144A)
‡
177,051 177,219
Extended Stay America Trust , CME Term SOFR 1 Month + 1.8500% ,
5.5047% , 10/15/42 (144A)
‡
963,133 964,784
FHLMC STACR REMIC Trust , SOFR30A + 1.2000% , 4.8452% , 5/25/45 (144A)
‡
161,058 161,058
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3459% , 5/15/41 (144A)
‡
750,000 751,106
Olympic Tower Mortgage Trust , 3.5660% , 5/10/39 (144A) 975,000 936,266
PRM7 Trust , 5.1058% , 11/10/42 (144A)
‡
1,000,000 975,834
PRPM LLC , 4.5000% , 8/25/55 (144A)
Ç
1,646,000 1,602,539
SCG Trust , CME Term SOFR 1 Month + 1.9000% , 5.5547% , 9/15/42 (144A)
‡
1,000,000 1,001,070
Total Mortgage-Backed Securities (cost $8,246,053) 8,275,197
Exchange Traded Fund - 2.4%
Janus Henderson AAA CLO ETF
£
(cost $3,189,785) 62,990 3,182,255
Investment Companies - 2.0%
Money Market Funds - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $2,569,687) 2,569,687 2,569,687
Total Investments (total cost $ 132,210,344 ) - 100.5% 131,424,565
Liabilities, net of Cash, Receivables and Other Assets - (0.5%) (657,741)
Net Assets - 100.0% $130,766,824
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 131,424,565 100.0%

Janus Henderson Asset-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 4.4%
Exchange Traded Fund - 2.4%
Janus Henderson AAA
CLO ETF $ 4,931,218 $ 6,597,852 $ (8,319,926) $ (20,282) $ (6,607) $ 3,182,255 62,990 $ 105,386
Money Market Funds - 2.0%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
728,177 77,020,953 (75,179,356) (51) (36) 2,569,687 2,569,687 35,475
Total Affiliated
Investments - 4.4% $5,659,395 $83,618,805 $(83,499,282) $(20,333) $(6,643) $5,751,942 $140,861
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 46 6/18/26 $ 5,087,313 $ (107,158)
Total - Futures Long (107,158)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 19 6/18/26 (2,144,328) 51,055
U.S. Treasury 2 Year Notes 5 6/30/26 (1,035,625) 9,252
Total - Futures Short 60,307
Total $(46,851)

Janus Henderson Asset-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $ 60,307 $ 60,307
Total Asset Derivatives $ 60,307 $ 60,307
Liability Derivatives:
*
Futures contracts 107,158 107,158
Total Liability Derivatives $ 107,158 $ 107,158
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts Total
Futures contracts $ 92,760 $ 92,760
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts Total
Futures contracts $ (51,431) $ (51,431)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Futures contracts:
Average notional amount of contracts - long $3,857,458
Average notional amount of contracts - short 8,619,266

Janus Henderson Asset-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
8 April 30, 2026
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
LLC Limited Liability Company
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2026 is
$308,716, which represents 0.2% of net assets.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2026 is $118,217,564 which represents 90.4% of net assets.

Janus Henderson Asset-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 112,874,498 $ 308,716 $ 113,183,214
Collateralized Loan Obligations — 4,214,212 — 4,214,212
Mortgage-Backed Securities — 8,275,197 — 8,275,197
Exchange Traded Fund 3,182,255 — — 3,182,255
Investment Companies — 2,569,687 — 2,569,687
Other Financial Instruments
(a)
:
Futures Contracts $ 60,307 $ — $ — $ 60,307
Total Assets $ 3,242,562 $ 127,933,594 $ 308,716 $ 131,484,872
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 107,158 $ — $ — $ 107,158
Total Liabilities $ 107,158 $ — $ — $ 107,158
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Asset-Backed Securities ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
10 April 30, 2026
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $126,450,872) $ 125,672,623
Affiliated investments, at value (cost $5,759,472) 5,751,942
Due from broker for futures 260,000
Receivable for variation margin on futures contracts 5,474
Receivables:
Dividends 12,652
Interest 278,250
Due from adviser 524
Total Assets 131,981,465
Liabilities:
Due to custodian 2
Payables:
Investments purchased 648,000
Management fees 35,543
Investment Litigation Fees 1,641
Distributions 529,455
Total Liabilities 1,214,641
Commitments and contingent liabilities
Net Assets $ 130,766,824
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 131,380,052
Total distributable earnings (loss) (613,228)
Total Net Assets $ 130,766,824
Net Assets $ 130,766,824
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,625,000
Net Asset Value Per Share $ 49 .82

Janus Henderson Asset-Backed Securities ETF
Statement of Operations
(unaudited)
For the period ended April 2026
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Investment Income:
Interest $ 3,222,758
Dividends from affiliates 140,861
Total Investment Income 3,363,619
Expenses:
Management Fees 215,431
Investment Litigation Fees 6,416
Total Expenses 221,847
Less: Excess Expense Reimbursement and Waivers (3,299)
Net Expenses 218,549
Net Investment Income/(Loss) 3,145,071
Net Realized Gain/(Loss) on Investments:
Investments $ 221,105
Investments in affiliates (20,333)
Futures contracts 92,760
Total Net Realized Gain/(Loss) on Investments $ 293,532
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (537,280)
Investments in affiliates (6,643)
Futures contracts (51,431)
Total Change in Unrealized Net Appreciation/Depreciation $ (595,354)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,843,249
(1) Period from July 22, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Asset-Backed Securities ETF
Statements of Changes in Net Assets
12 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Period Ended
October 31, 2025
(1)
Operations:
Net investment income/(loss) $ 3,145,071 $ 1,630,571
Net realized gain/(loss) on investments 293,532 123,166
Change in unrealized net appreciation/depreciation (595,354) (237,276)
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,843,249 1,516,461
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (3,829,072) (1,143,866)
Net Decrease from Dividends and Distributions to Shareholders (3,829,072) (1,143,866)
Capital Share Transactions 6,952 131,373,100
Net Increase/(Decrease) in Net Assets (978,871) 131,745,695
Net Assets: — —
Beginning of Period   131,745,695 —
End of Period $ 130,766,824 $ 131,745,695
(1) Period from July 22, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Asset-Backed Securities ETF
Financial Highlights
Janus Detroit Street Trust 13
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) and each year or period ended October 31 2026 2025
(1)
Net Asset Value, Beginning of Period $50.19 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
1.20 0.66
Net realized and unrealized gain/(loss) (0.11) (0.03)
Total from Investment Operations 1.09 0.63
Less Dividends and Distributions: — —
Dividends (from net investment income) (1.42) (0.44)
Distributions (from capital gains) (0.04) —
Total Dividends and Distributions (1.46) (0.44)
Net Asset Value, End of Period $49.82 $50.19
Total Return
*
2.19% 1.26%
Net assets, End of Period (in thousands) $130,767 $131,746
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.34% 0.33%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.33% 0.32%
Ratio of Net Investment Income/(Loss) 4.82% 4.74%
Portfolio Turnover Rate
(3)
40% 24%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from July 22, 2025 (commencement of operations) through October 31, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson Asset-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks current income with a focus on preservation of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period:
Financial assets of $308,716 were transferred out of Level 2 into Level 3 since the current market for the securities'
previously quoted prices are now considered inactive.

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2026
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2026
expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.33% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2028. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2026, the Adviser waived $3,299 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 150,000 shares or 5.71% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any
Daily Net Assets Fee Rate
$0-$2 billion 0.33%
Next $3 billion 0.30%
Over $5 billion 0.27%

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended  April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$132,210,344 $133,258 $(919,037) $(785,779)
Period Ended April 30, 2026 Period Ended October 31, 2025
(1)
Shares Amount Shares Amount
Shares sold 50,000 $ 2,516,835 2,625,001 $ 131,373,150
Shares repurchased (50,000) (2,509,883) (1) (50)
Net Increase/(Decrease) — $ 6,952 2,625,000 $ 131,373,100
(1)
Period from July 22, 2025 (commencement of operations) through October 31, 2025.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$52,871,669 $54,123,914 $— $—

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2026
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
At a May 18, 2026  meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.

Janus Henderson Asset-Backed Securities ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 23
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”), met in person on July 17, 2025 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson Asset-Backed Securities ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the
Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management
Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information prepared by an independent third party data provider that compared the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that may accrue to the Adviser and its affiliates from their relationships with the
New Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser

Janus Henderson Asset-Backed Securities ETF
Additional Information
(unaudited)
24 April 30, 2026
may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser proposed to provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment and reinvestment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources, and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations, and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was lower than the median and average contractual management fee of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New
Fund was lower the median and average total net expense ratio of the anticipated peer group. The Board further noted
the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.

Janus Henderson Asset-Backed Securities ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 25
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets up to $2 billion, then for the next $3 billion, and again for over $5 billion. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser.
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-24-93103 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Global Artificial Intelligence
ETF
Janus Detroit Street Trust

Janus Henderson Global Artificial Intelligence ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 99.9%
United States of America - 73.3%
Alphabet, Inc. - Class C 2,492 $ 951,794
Amazon.com, Inc.* 4,292 1,137,637
Amphenol Corp. - Class A 2,377 350,061
AppLovin Corp. - Class A* 231 103,107
Arista Networks, Inc.* 1,097 189,463
Broadcom, Inc. 3,124 1,304,051
Cadence Design Systems, Inc.* 629 207,312
Cloudflare, Inc. - Class A* 396 81,168
Coinbase Global, Inc. - Class A* 293 55,017
Constellation Energy Corp. 680 212,840
CoreWeave , Inc. - Class A* 344 38,391
Datadog, Inc. - Class A* 1,480 195,641
Deere & Co. 699 412,319
DoorDash, Inc. - Class A* 584 98,492
Eli Lilly & Co. 222 207,481
Forgent Power Solutions, Inc. - Class A* 3,487 131,181
GE Vernova , Inc. 338 366,210
Howmet Aerospace, Inc. 672 163,323
Intel Corp.* 4,148 391,903
Intuit, Inc. 577 224,164
Intuitive Surgical, Inc.* 508 232,466
KLA Corp. 346 605,621
Lam Research Corp. 3,160 814,838
Lumentum Holdings, Inc.* 579 522,443
Micron Technology, Inc. 1,441 745,227
Microsoft Corp. 1,688 688,333
Netskope, Inc. - Class A* 29 289
NVIDIA Corp. 14,266 2,847,066
Oracle Corp. 423 68,268
Palantir Technologies, Inc. - Class A* 2,062 286,845
Progressive Corp. (The) 1,943 391,087
Seagate Technology Holdings plc 302 203,439
ServiceTitan , Inc. - Class A* 568 33,773
Snowflake, Inc. - Class A* 1,790 244,281
Vertiv Holdings Co. - Class A 1,270 417,182
Vistra Corp. 914 144,266
15,066,979
Ireland - 1.1%
Eaton Corp. plc 510 220,835
Sweden - 0.5%
Spotify Technology SA* 249 111,191
Canada - 0.6%
Shopify, Inc. - Class A* 1,075 130,215
Taiwan - 16.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 8,317 3,294,031
Switzerland - 1.0%
STMicroelectronics NV (ADR) 3,826 210,966
Netherlands - 4.9%
ASML Holding NV (Registered) (ADR) 352 506,524
Nebius Group NV - Class A
#
,* 3,527 487,537
994,061
United Kingdom - 1.1%
ARM Holdings plc (ADR)* 1,028 216,209

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Japan - 1.4%
SoftBank Group Corp. (ADR) 16,370 $ 278,290
Total Common Stocks (cost 16,711,405) 20,522,777
Investment Companies - 2.1%
Money Market Funds - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $429,265) 429,265 429,265
Investments Purchased with Cash Collateral from Securities Lending - 1.6%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 3.5866%
£,∞
258,034 258,034
Time Deposits - 0.3%
Royal Bank of Canada, 3.6300%, 5/1/26 $ 64,509 64,509
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $322,543) 322,543
Total Investments (total cost $ 17,463,213 ) - 103.6% 21,274,585
Liabilities, net of Cash, Receivables and Other Assets - (3.6%) (734,878)
Net Assets - 100.0% $20,539,707
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 15,818,787 74.4%
Taiwan 3,294,031 15.5
Netherlands 994,061 4.7
Japan 278,290 1.3
Ireland 220,835 1.0
United Kingdom 216,209 1.0
Switzerland 210,966 1.0
Canada 130,215 0.6
Sweden 111,191 0.5
Total $21,274,585 100.0%

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 2.1%
Money Market Funds - 2.1%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
$ 80,058 $ 2,400,642 $ (2,051,431) $ 2 $ (6) $ 429,265 429,265 $ 834
Investments Purchased
with Cash Collateral from
Securities Lending - 1.6%
Investment Companies - 1.3%
Janus Henderson
Cash Collateral Fund
LLC, 3.5866%
∞
– 2,762,093 (2,504,059) – – 258,034 258,034 1,344
Δ
Total Affiliated
Investments - 3.4% $80,058 $5,162,735 $(4,555,490) $2 $(6) $687,299 $2,178
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 315,701 $ — $ (315,701) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Global Artificial Intelligence ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
6 April 30, 2026
ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2026.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 20,522,777 $ — $ — $ 20,522,777
Investment Companies — 429,265 — 429,265
Investments Purchased with Cash
Collateral from Securities Lending — 322,543 — 322,543
Total Assets $ 20,522,777 $ 751,808 $ — $ 21,274,585

Janus Henderson Global Artificial Intelligence ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $16,775,914)
(1)
$ 20,587,286
Affiliated investments, at value (cost $687,299) 687,299
Receivables:
Investments sold 56,234
Dividends 2,242
Affiliated securities lending income, net 31
Total Assets 21,333,092
Liabilities:
Collateral on securities loaned (Note 2) 322,543
Payables:
Investments purchased 461,765
Management fees 9,077
Total Liabilities 793,385
Commitments and contingent liabilities
Net Assets $ 20,539,707
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 17,692,647
Total distributable earnings (loss) 2,847,060
Total Net Assets $ 20,539,707
Net Assets $ 20,539,707
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 675,000
Net Asset Value Per Share $ 30 .43
(1) Includes $315,701 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Global Artificial Intelligence ETF
Statement of Operations
(unaudited)
For the period ended April 2026
8 April 30, 2026
See Notes to Financial Statements.
Investment Income:
Dividends $ 56,233
Affiliated securities lending income, net     1,344
Dividends from affiliates 834
Unaffiliated securities lending income, net 372
Foreign tax withheld (3,027)
Total Investment Income 55,756
Expenses:
Management Fees 47,619
Total Expenses 47,619
Net Investment Income/(Loss) 8,137
Net Realized Gain/(Loss) on Investments:
Investments $ (827,473)
Investments in affiliates 2
Total Net Realized Gain/(Loss) on Investments $ (827,471)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 2,246,634
Investments in affiliates (6)
Total Change in Unrealized Net Appreciation/Depreciation $ 2,246,628
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,427,294

Janus Henderson Global Artificial Intelligence ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Period Ended
April 30, 2026
(unaudited)
Period Ended
October 31, 2025
(1)
Operations:
Net investment income/(loss) $ 8,137 $ (3,315)
Net realized gain/(loss) on investments (827,471) (78,033)
Change in unrealized net appreciation/depreciation 2,246,628 1,564,744
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,427,294 1,483,396
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (61,576) (2,054)
Net Decrease from Dividends and Distributions to Shareholders (61,576) (2,054)
Capital Share Transactions 4,170,443 13,522,204
Net Increase/(Decrease) in Net Assets 5,536,161 15,003,546
Net Assets: — —
Beginning of Period   15,003,546 —
End of Period $ 20,539,707 $ 15,003,546
(1) Period from August 19, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Global Artificial Intelligence ETF
Financial Highlights
10 April 30, 2026
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) and each year or period ended October 31 2026 2025
(1)
Net Asset Value, Beginning of Period $28.58 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.01 (0.01)
Net realized and unrealized gain/(loss) 1.95 3.59
Total from Investment Operations 1.96 3.58
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.11) —
Total Dividends and Distributions (0.11) —
Net Asset Value, End of Period $30.43 $28.58
Total Return
*
6.90% 14.34%
Net assets, End of Period (in thousands) $20,540 $15,004
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.59% 0.59%
Ratio of Net Investment Income/(Loss) 0.10% (0.15)%
Portfolio Turnover Rate
(3)
28% 14%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from August 19, 2025 (commencement of operations) through October 31, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
1. Organization and Significant Accounting Policies
Janus Henderson Global Artificial Intelligence ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks to provide long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq
Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2026
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Artificial Intelligence Investing Risk
Artificial intelligence companies that contribute to or benefit from artificial intelligence technologies (“Artificial Intelligence
Companies”) face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Artificial Intelligence Companies may be substantially exposed to market risk generally, and risks of other industries or sectors specifically, and the Fund may be adversely affected by negative developments impacting Artificial Intelligence Companies, and related industries or sectors.
Artificial Intelligence Companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.
Artificial Intelligence Companies may utilize artificial intelligence in their own business operations; such companies’ use of artificial intelligence could result in reputational harm, competitive harm, and legal liability, and/or have an adverse effect on such companies’ business operations and Artificial Intelligence Companies as a whole.
Artificial intelligence technologies and the use of such technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of Artificial Intelligence Companies.
Artificial Intelligence Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Securities of Artificial
Intelligence Companies, especially smaller companies, tend to be more volatile than those of companies that have a more developed set of product and/or service offerings.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $315,701 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2026 is $322,543, resulting in the net amount due to the counterparty of $6,842.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.59% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 200,000 shares or 29.63% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money
Daily Net Assets Fee Rate
$0-$500 million 0.59%
Next $500 million 0.57%
Over $1 billion 0.54%

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are investments in passive foreign investment companies and investments in partnerships.
5. Capital Share Transactions
Capital Loss Carryover Schedule
For the period ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(78,033) $— $(78,033)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$17,463,213 $4,495,617 $(684,245) $3,811,372
Period Ended April 30, 2026 Period Ended October 31, 2025
(1)
Shares Amount Shares Amount
Shares sold 150,000 $ 4,170,443 525,001 $ 13,522,229
Shares repurchased — — (1) (25)
Net Increase/(Decrease) 150,000 $ 4,170,443 525,000 $ 13,522,204

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2026
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
At a May 18, 2026  meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
(1) Period from August 19, 2025 (commencement of operations) through October 31, 2025.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$4,700,644 $4,774,135 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$4,166,807 $— $— $—

Janus Henderson Global Artificial Intelligence ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”), met in person on July 17, 2025 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson Global Artificial Intelligence ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the
Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management
Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information prepared by an independent third party data provider that compared the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that may accrue to the Adviser and its affiliates from their relationships with the
New Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser

Janus Henderson Global Artificial Intelligence ETF
Additional Information
(unaudited)
20 April 30, 2026
may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment and reinvestment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters;
the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources, and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations, and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was lower than the median and average contractual management fee of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New
Fund was lower than the median and average total net expense ratio of the anticipated peer group. The Board further noted the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.

Janus Henderson Global Artificial Intelligence ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets up to $500 million, then for the next $500 million, and again for over $1 billion. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser.
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-24-93104 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson AA-A CLO ETF
Janus Detroit Street Trust

Janus Henderson AA-A CLO ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson AA-A CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 89 .1%
AGL CLO 29 Ltd. 2024-29A BR, CME Term SOFR 3 Month + 1.6000%, 5.2800%,
4/21/39 (144A)
‡
$ 3,000,000 $ 3,013,195
AGL CLO 40 Ltd. 2025-40A B, CME Term SOFR 3 Month + 1.7500%, 5.4136%,
7/22/38 (144A)
‡
1,000,000 1,004,997
Apex Credit CLO Ltd. 2024-1A BR, CME Term SOFR 3 Month + 1.8500%,
5.5252%, 4/20/36 (144A)
‡
4,300,000 4,312,759
Atlantic Avenue Ltd. 2024-3A C, CME Term SOFR 3 Month + 2.2000%, 5.8752%,
1/20/35 (144A)
‡
4,000,000 4,004,676
Bear Mountain Park CLO Ltd. 2022-1A BR, CME Term SOFR 3 Month + 1.7500%,
5.4231%, 7/15/37 (144A)
‡
4,375,000 4,393,670
Bryant Park Funding Ltd. 2023-19A BR, CME Term SOFR 3 Month + 1.6000%,
5.2731%, 4/15/38 (144A)
‡
4,000,000 4,011,511
Carlyle US CLO Ltd. 2021-11A BR, CME Term SOFR 3 Month + 1.7000%,
5.3666%, 7/25/37 (144A)
‡
1,460,000 1,466,142
Flatiron CLO 21 Ltd. 2021-1A CR, CME Term SOFR 3 Month + 2.0000%,
5.6752%, 10/19/37 (144A)
‡
2,500,000 2,507,573
Green Lakes Park CLO LLC 2025-1A CRR, CME Term SOFR 3 Month + 1.7000%,
5.3666%, 1/25/38 (144A)
‡
2,000,000 1,999,663
Kennedy Lewis CLO 13 Ltd. 2023-13A C1R, CME Term SOFR 3 Month + 1.8500%,
5.5252%, 1/20/38 (144A)
‡
3,557,000 3,563,123
Madison Park Funding LXI Ltd. 2023-61A CR, CME Term SOFR 3 Month +
1.8500%, 5.5252%, 1/20/39 (144A)
‡
2,400,000 2,404,962
Madison Park Funding LXXIII Ltd. 2025-73A B, CME Term SOFR 3 Month +
1.7000%, 5.3804%, 10/17/38 (144A)
‡
1,200,000 1,205,721
Magnetite LII Ltd. 2025-52A B1, CME Term SOFR 3 Month + 1.5200%, 5.1743%,
1/25/39 (144A)
‡
4,000,000 4,015,160
Magnetite XVII Ltd. 2016-17A CR2, CME Term SOFR 3 Month + 2.4500%,
6.1252%, 4/20/37 (144A)
‡
1,470,000 1,471,863
Magnetite XXIII Ltd. 2019-23A BR2, CME Term SOFR 3 Month + 1.3500%,
5.0166%, 1/25/35 (144A)
‡
5,000,000 5,006,688
Magnetite XXIII Ltd. 2019-23A CR2, CME Term SOFR 3 Month + 1.6000%,
5.2666%, 1/25/35 (144A)
‡
2,250,000 2,243,675
Neuberger Berman CLO XVII Ltd. 2014-17A CR3, CME Term SOFR 3 Month +
2.1500%, 5.8136%, 7/22/38 (144A)
‡
1,650,000 1,652,226
Neuberger Berman CLO XX Ltd. 2015-20A BR3, CME Term SOFR 3 Month +
1.5000%, 5.1731%, 4/15/39 (144A)
‡
2,300,000 2,307,148
OCP CLO Ltd. 2024-34A C, CME Term SOFR 3 Month + 1.8800%, 5.5531%,
10/15/37 (144A)
‡
3,000,000 3,009,094
OCP CLO Ltd. 2025-46A B, CME Term SOFR 3 Month + 1.4800%, 5.3273%,
10/15/38 (144A)
‡
2,000,000 2,004,846
Octagon Investment Partners 50 Ltd. 2020-4A BR2, CME Term SOFR 3 Month +
1.5500%, 5.2231%, 1/15/35 (144A)
‡
2,250,000 2,256,159
OHA Credit Funding 15-R Ltd. 2023-15RA B1, CME Term SOFR 3 Month +
1.6500%, 5.3252%, 7/20/38 (144A)
‡
3,000,000 3,013,011
Palmer Square CLO Ltd. 2022-2A CR, CME Term SOFR 3 Month + 1.9500%,
5.6252%, 7/20/37 (144A)
‡
4,000,000 3,999,986
Palmer Square CLO Ltd. 2023-4A CR, CME Term SOFR 3 Month + 1.8500%,
5.5252%, 10/20/37 (144A)
‡
1,400,000 1,402,612
Rad CLO 22 Ltd. 2023-22A BR, CME Term SOFR 3 Month + 1.9500%, 5.6252%,
10/20/40 (144A)
‡
4,325,000 4,339,047
RR 30 Ltd. 2024-30A B, CME Term SOFR 3 Month + 1.9000%, 5.5731%, 7/15/36
(144A)
‡
2,250,000 2,252,869
Signal Peak CLO 11 Ltd. 2024-11A B, CME Term SOFR 3 Month + 1.8500%,
5.5252%, 7/18/37 (144A)
‡
2,000,000 2,008,594

Janus Henderson AA-A CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Sixth Street CLO XVI Ltd. 2020-16A CR2, CME Term SOFR 3 Month + 1.7000%,
5.3721%, 1/21/39 (144A)
‡
$ 5,000,000 $ 4,999,034
Symphony CLO 37 Ltd. 2022-37A CR2, CME Term SOFR 3 Month + 1.7500%,
5.4252%, 1/20/37 (144A)
‡
4,000,000 4,001,094
Symphony CLO XXVIII Ltd. 2021-28A CR, CME Term SOFR 3 Month + 1.8000%,
5.4661%, 1/23/36 (144A)
‡
4,900,000 4,909,791
Tallman Park CLO Ltd. 2021-1A CR, CME Term SOFR 3 Month + 1.9500%,
5.6252%, 7/20/38 (144A)
‡
1,299,766 1,299,842
Tikehau US CLO VII Ltd. 2025-1A C, CME Term SOFR 3 Month + 2.0000%,
5.6666%, 2/25/38 (144A)
‡
4,900,000 4,907,362
Voya CLO Ltd. 2020-2A CRR, CME Term SOFR 3 Month + 1.9000%, 5.5752%,
1/20/38 (144A)
‡
3,000,000 3,007,715
Total Collateralized Loan Obligations (cost $98,058,774) 97,995,808
Exchange Traded Fund - 0.0%
Janus Henderson AAA CLO ETF
£
(cost $44,819) 883 44,609
Investment Companies - 11 .0%
Money Market Funds - 11 .0%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $12,099,634) 12,097,459 12,097,459
Total Investments (total cost $ 110,203,227 ) - 100 .1% 110,137,876
Liabilities, net of Cash, Receivables and Other Assets - (0.1%) (155,968)
Net Assets - 100.0% $109,981,908
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 110,137,876 100 .0%

Janus Henderson AA-A CLO ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
2/18/26 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 11.0%
Exchange Traded Fund - 0.0%
Janus Henderson AAA
CLO ETF $ – $ 44,818 $ – $ – $ (209) $ 44,609 883 $ 527
Money Market Funds - 11.0%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
– 28,678,177 (16,575,059) (3,483) (2,176) 12,097,459 12,097,459 125,318
Total Affiliated
Investments - 11.0% $– $28,722,995 $(16,575,059) $(3,483) $(2,385) $12,142,068 $125,845

Janus Henderson AA-A CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
6 April 30, 2026
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2026 is $97,995,808 which represents 89.1% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 97,995,808 $ — $ 97,995,808
Exchange Traded Fund 44,609 — — 44,609
Investment Companies — 12,097,459 — 12,097,459
Total Assets $ 44,609 $ 110,093,267 $ — $ 110,137,876

Janus Henderson AA-A CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $98,058,774) $ 97,995,808
Affiliated investments, at value (cost $12,144,453) 12,142,068
Receivables:
Dividends 177
Interest 321,802
Due from adviser 7
Total Assets 110,459,862
Liabilities:
Payables:
Management fees 25,834
Distributions 452,120
Total Liabilities 477,954
Commitments and contingent liabilities
Net Assets $ 109,981,908
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 110,114,395
Total distributable earnings (loss) (132,487)
Total Net Assets $ 109,981,908
Net Assets $ 109,981,908
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,200,000
Net Asset Value Per Share $ 49 .99

Janus Henderson AA-A CLO ETF
Statement of Operations
(unaudited)
For the period ended April 2026
(1)
8 April 30, 2026
See Notes to Financial Statements.
Investment Income:
Interest $ 870,032
Dividends from affiliates 125,845
Total Investment Income 995,877
Expenses:
Management Fees 59,174
Total Expenses 59,174
Less: Excess Expense Reimbursement and Waivers (16)
Net Expenses 59,158
Net Investment Income/(Loss) 936,719
Net Realized Gain/(Loss) on Investments:
Investments $ 1
Investments in affiliates (3,483)
Total Net Realized Gain/(Loss) on Investments $ (3,482)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (62,966)
Investments in affiliates (2,385)
Total Change in Unrealized Net Appreciation/Depreciation $ (65,351)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 867,886
(1) Period from February 18, 2026 (commencement of operations) through April 30, 2026.

Janus Henderson AA-A CLO ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Period Ended
April 30, 2026
(1)
(Unaudited)
Operations:
Net investment income/(loss) $ 936,719
Net realized gain/(loss) on investments (3,482)
Change in unrealized net appreciation/depreciation (65,351)
Net Increase/(Decrease) in Net Assets Resulting from Operations 867,886
Dividends and Distributions to Shareholders: —
Dividends and Distributions (1,000,373)
Net Decrease from Dividends and Distributions to Shareholders (1,000,373)
Capital Share Transactions 110,114,395
Net Increase/(Decrease) in Net Assets 109,981,908
Net Assets: —
Beginning of Period   —
End of Period $ 109,981,908
(1) Period from February 18, 2026 (commencement of operations) through April 30, 2026.

Janus Henderson AA-A CLO ETF
Financial Highlights
10 April 30, 2026
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) 2026
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.45
Net realized and unrealized gain/(loss) 0.01
(3)
Total from Investment Operations 0.46
(3)
Less Dividends and Distributions: —
Dividends (from net investment income) (0.47)
Total Dividends and Distributions (0.47)
Net Asset Value, End of Period $49.99
Total Return
*
0.92%
Net assets, End of Period (in thousands) $109,982
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.29%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.29%
Ratio of Net Investment Income/(Loss) 4.58%
Portfolio Turnover Rate
(4)
0%
(5)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from February 18, 2026 (commencement of operations) through April 30, 2026.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Amount is less than 0.5%

Janus Henderson AA-A CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
1. Organization and Significant Accounting Policies
Janus Henderson AA-A CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 946. The financial statements include information for the period from February 18, 2026 through April 30,
2026. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US
LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson AA-A CLO ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2026
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson AA-A CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson AA-A CLO ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
AA-A- rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class.
The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

Janus Henderson AA-A CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.29% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2028. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2026, the Adviser waived $16 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO ETF.
Daily Net Assets Fee Rate
$0-$2 Billion 0.29%
Next $3 Billion 0.27%
Over $5 Billion 0.25%

Janus Henderson AA-A CLO ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below. The primary differences between

Janus Henderson AA-A CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$110,203,227 $69,637 $(134,988) $(65,351)
Period Ended April 30, 2026
(1)
Shares Amount
Shares sold 2,200,001 $ 110,114,445
Shares repurchased (1) (50)
Net Increase/(Decrease) 2,200,000 $ 110,114,395
(1) Period from February 18, 2026 (commencement of operations) through April 30, 2026.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$98,173,401 $— $— $—

Janus Henderson AA-A CLO ETF
Additional Information
(unaudited)
18 April 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met in person on October 16, 2025 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson AA-A CLO Income ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the
Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management
Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-
traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment
Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefore, the New Fund and the Adviser may

Janus Henderson AA-A CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was less than the peer group average and median for contractual management fees of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New Fund was less than the average and equal to the median total net expense ratio of the anticipated peer group.
The Board further noted the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be

Janus Henderson AA-A CLO ETF
Additional Information
(unaudited)
20 April 30, 2026
incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets above the first $2 billion, the next $3 billion, and again above $5 billion. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-24-93105 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson U.S. Equity Enhanced
Income ETF
Janus Detroit Street Trust

Janus Henderson U.S. Equity Enhanced Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 100 .7%
Aerospace & Defense - 2 .1%
General Electric Co.* 361 $ 104,665
Howmet Aerospace, Inc. 139 33,782
138,447
Banks - 3 .1%
JPMorgan Chase & Co. 500 156,615
PNC Financial Services Group, Inc. (The) 250 55,750
212,365
Beverages - 2 .0%
Coca-Cola Co. (The) 1,056 83,170
Monster Beverage Corp.* 667 51,406
134,576
Biotechnology - 2 .1%
AbbVie, Inc. 444 93,826
Vertex Pharmaceuticals, Inc.* 111 47,439
141,265
Broadline Retail - 5 .2%
Amazon.com, Inc.* 1,333 353,325
Building Products - 0 .8%
Trane Technologies plc 111 54,672
Capital Markets - 3 .4%
Goldman Sachs Group, Inc. (The) 111 102,538
Intercontinental Exchange, Inc. 333 52,644
Morgan Stanley 389 74,140
229,322
Chemicals - 0 .7%
Ecolab, Inc. 194 50,556
Communications Equipment - 3 .2%
Arista Networks, Inc.* 389 67,184
Cisco Systems, Inc. 944 86,376
Motorola Solutions, Inc. 139 61,025
214,585
Consumer Finance - 1 .3%
American Express Co. 278 89,808
Consumer Staples Distribution & Retail - 0 .9%
Target Corp. 444 57,609
Diversified Telecommunication Services - 1 .1%
Verizon Communications, Inc. 1,500 72,045
Electric Utilities - 2 .1%
American Electric Power Co., Inc. 278 38,117
Duke Energy Corp. 444 57,520
Southern Co. (The) 444 42,935
138,572
Electrical Equipment - 2 .2%
Eaton Corp. plc 194 84,004
Emerson Electric Co. 444 62,355
146,359
Electronic Equipment, Instruments & Components - 1 .0%
Amphenol Corp. - Class A 472 69,511
Entertainment - 2 .2%
Netflix, Inc.* 833 77,977
Walt Disney Co. (The) 667 69,201
147,178
Financial Services - 3 .3%
Mastercard, Inc. - Class A 222 111,648

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Financial Services - (continued)
Visa, Inc. - Class A 333 $ 109,837
221,485
Ground Transportation - 1 .7%
Uber Technologies, Inc.* 556 41,483
Union Pacific Corp. 278 74,916
116,399
Health Care Equipment & Supplies - 2 .8%
Abbott Laboratories 889 80,712
Boston Scientific Corp.* 611 35,200
Stryker Corp. 222 69,959
185,871
Health Care Providers & Services - 0 .8%
CVS Health Corp. 667 55,554
Hotels, Restaurants & Leisure - 2 .8%
Marriott International, Inc. - Class A 111 40,148
McDonald's Corp. 306 89,838
Royal Caribbean Cruises Ltd. 222 58,555
188,541
Household Durables - 0 .2%
Garmin Ltd. 56 14,064
Insurance - 0 .8%
Progressive Corp. (The) 278 55,956
Interactive Media & Services - 9 .3%
Alphabet, Inc. - Class C 1,333 509,126
Meta Platforms, Inc. - Class A 194 118,711
627,837
Life Sciences Tools & Services - 1 .0%
Danaher Corp. 389 69,612
Machinery - 1 .1%
Cummins, Inc. 111 74,482
Metals & Mining - 0 .5%
Freeport-McMoRan, Inc. 611 35,304
Oil, Gas & Consumable Fuels - 2 .6%
Chevron Corp. 528 102,068
EOG Resources, Inc. 528 74,221
176,289
Passenger Airlines - 0 .5%
Delta Air Lines, Inc. 500 33,995
Pharmaceuticals - 4 .4%
Eli Lilly & Co. 167 156,078
Johnson & Johnson 417 95,847
Zoetis, Inc. - Class A 417 47,943
299,868
Semiconductors & Semiconductor Equipment - 17 .9%
Applied Materials, Inc.* 222 87,577
Broadcom, Inc. 639 266,738
Lam Research Corp. 306 78,905
Micron Technology, Inc. 250 129,290
NVIDIA Corp. 2,833 565,382
Texas Instruments, Inc. 278 78,140
1,206,032
Software - 7 .9%
Intuit, Inc. 111 43,123
Microsoft Corp. 1,000 407,780

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Software - (continued)
Oracle Corp. 500 $ 80,695
531,598
Specialty Retail - 2 .3%
Home Depot, Inc. (The) 278 91,406
TJX Cos., Inc. (The) 389 60,976
152,382
Technology Hardware, Storage & Peripherals - 4 .9%
Apple, Inc. 1,222 331,590
Textiles, Apparel & Luxury Goods - 0 .4%
NIKE, Inc. - Class B 667 29,588
Tobacco - 1 .2%
Philip Morris International, Inc. 500 82,535
Trading Companies & Distributors - 0 .9%
Ferguson Enterprises, Inc. 222 59,432
Total Common Stocks (cost $6,406,501) 6,798,609
Investment Companies - 0 .2%
Money Market Funds - 0 .2%
Janus Henderson Cash Liquidity Fund LLC, 3.6483%
£,∞
(cost $16,542) 16,542 16,542
Total Investments (total cost $ 6,423,043 ) - 100 .9% 6,815,151
Liabilities, net of Cash, Receivables and Other Assets - (0.9%) (63,940)
Net Assets - 100.0% $6,751,211
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 6,662,411 97 .8%
Ireland 138,676 2 .0
Switzerland 14,064 0 .2
Total $6,815,151 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
3/24/26 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/26
............. Shares
Held at
4/30/26
Dividend
Income
Investment Company - 0.3%
Money Market Funds - 0.3%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6483%
∞
$ – $ 2,010,701 $ (1,994,221) $ 62 $ – $ 16,542 16,542 $ 219

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Abbott Laboratories 23,000 115.00 USD 05/15/2026 $ 2,088,170 $ (220) $ 220 $ –
AbbVie, Inc. 22,000 220.00 USD 05/15/2026 4,649,040 (320) 137 (183)
Alphabet, Inc. 144,000 360.00 USD 05/15/2026 54,999,360 (1,884) (7,866) (9,750)
Amazon.com, Inc. 108,000 270.00 USD 05/15/2026 28,626,480 (1,332) (490) (1,822)
American Electric Power 14,000 140.00 USD 05/15/2026 1,919,540 (120) 31 (89)
American Express Co. 36,000 360.00 USD 05/15/2026 11,629,800 (211) 187 (24)
Amphenol Corp. 17,000 170.00 USD 05/15/2026 2,503,590 (310) 266 (44)
Amphenol Corp. 17,000 170.00 USD 05/15/2026 2,503,590 (330) 286 (44)
Apple, Inc. 57,000 285.00 USD 05/15/2026 15,466,950 (740) 258 (482)
Apple, Inc. 57,000 285.00 USD 05/15/2026 15,466,950 (586) 104 (482)
Applied Materials, Inc. 44,000 440.00 USD 05/15/2026 17,357,560 (875) 244 (631)
Arista Networks, Inc. 18,000 180.00 USD 05/15/2026 3,108,780 (540) (178) (718)
Arista Networks, Inc. 18,000 180.00 USD 05/15/2026 3,108,780 (540) (178) (718)
Boston Scientific Corp. 14,000 70.00 USD 05/15/2026 806,540 (225) 221 (4)
Broadcom, Inc. 86,000 430.00 USD 05/15/2026 35,898,980 (1,720) (70) (1,790)
Chevron Corp. 38,000 190.00 USD 05/15/2026 7,345,780 (660) (824) (1,484)
Cisco Systems, Inc. 8,750 87.50 USD 05/15/2026 800,625 (134) (451) (585)
Cisco Systems, Inc. 18,500 92.50 USD 05/15/2026 1,692,750 (276) (307) (583)
Cummins, Inc. 70,000 700.00 USD 05/15/2026 46,970,700 (575) (851) (1,426)
CVS Health Corp. 16,500 82.50 USD 05/15/2026 1,374,285 (180) (383) (563)
Danaher Corp. 21,000 210.00 USD 05/15/2026 3,757,950 (320) 317 (3)
Danaher Corp. 21,000 210.00 USD 05/15/2026 3,757,950 (345) 342 (3)
Delta Air Lines, Inc. 7,750 77.50 USD 05/15/2026 526,923 (121) 96 (25)
Delta Air Lines, Inc. 7,750 77.50 USD 05/15/2026 526,923 (120) 95 (25)
Eaton Corp. plc 41,000 410.00 USD 05/15/2026 17,753,410 (800) (2,217) (3,017)
Eli Lilly & Co. 103,000 1,030.00 USD 05/15/2026 96,263,800 (815) 426 (389)
Emerson Electric Co. 29,000 145.00 USD 05/15/2026 4,072,760 (430) (153) (583)
EOG Resources, Inc. 27,000 135.00 USD 05/15/2026 3,795,390 (450) (1,109) (1,559)
Ferguson Enterprises, Inc. 28,000 280.00 USD 05/15/2026 7,495,880 (500) (92) (592)
Freeport-McMoRan, Inc. 22,500 75.00 USD 05/15/2026 1,300,050 (540) 531 (9)
General Electric Co. 33,000 330.00 USD 05/15/2026 9,567,690 (375) 332 (43)
Goldman Sachs Group, Inc.
(The) 100,000 1,000.00 USD 05/15/2026 92,377,000 (760) 545 (215)
Home Depot, Inc. (The) 36,000 360.00 USD 05/15/2026 11,836,800 (375) 309 (66)
Howmet Aerospace, Inc. 27,000 270.00 USD 05/15/2026 6,562,080 (625) 367 (258)
Intercontinental Exchange,
Inc. 17,000 170.00 USD 05/15/2026 2,687,530 (160) 132 (28)
Intuit, Inc. 47,000 470.00 USD 05/15/2026 18,259,500 (515) 378 (137)
Johnson & Johnson 50,000 250.00 USD 05/15/2026 11,492,500 (500) 479 (21)
JPMorgan Chase & Co. 32,000 320.00 USD 05/15/2026 10,023,360 (491) 172 (319)
Lam Research Corp. 30,000 300.00 USD 05/15/2026 7,735,800 (780) 595 (185)
Marriott International, Inc. 40,000 400.00 USD 05/15/2026 14,467,600 (560) 412 (148)
Meta Platforms, Inc. 72,000 720.00 USD 05/15/2026 44,057,520 (1,335) 1,250 (85)
Micron Technology, Inc. 52,000 520.00 USD 05/15/2026 26,892,320 (860) (2,013) (2,873)
Microsoft Corp. 138,000 460.00 USD 05/15/2026 56,273,640 (1,515) 1,341 (174)
Monster Beverage Corp. 16,000 80.00 USD 05/15/2026 1,233,120 (260) (26) (286)
Morgan Stanley 20,000 200.00 USD 05/15/2026 3,811,800 (171) 73 (98)
Motorola Solutions, Inc. 47,000 470.00 USD 05/15/2026 20,634,410 (520) 213 (307)
Netflix, Inc. 20,800 104.00 USD 05/15/2026 1,947,088 (426) 388 (38)
NIKE, Inc. 15,000 50.00 USD 05/15/2026 665,400 (141) 112 (29)
Nvidia Corp. 180,000 225.00 USD 05/15/2026 35,922,600 (1,696) 1,199 (497)
Oracle Corp. 34,000 170.00 USD 05/15/2026 5,487,260 (524) (234) (758)

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Philip Morris International,
Inc. 34,000 170.00 USD 05/15/2026 $ 5,612,380 $ (405) $ 18 $ (387)
PNC Financial Services
Group, Inc. (The) 24,000 240.00 USD 05/15/2026 5,352,000 (140) 100 (40)
Progressive Corp. (The) 21,000 210.00 USD 05/15/2026 4,226,880 (220) 102 (118)
Royal Caribbean Cruises
Ltd. 32,000 320.00 USD 05/15/2026 8,440,320 (550) 512 (38)
Stryker Corp. 36,000 360.00 USD 05/15/2026 11,344,680 (350) 287 (63)
Texas Instruments, Inc. 25,000 250.00 USD 05/15/2026 7,027,000 (395) (2,769) (3,164)
TJX Cos., Inc. (The) 16,500 165.00 USD 05/15/2026 2,586,375 (168) 124 (44)
Trane Technologies plc 51,000 510.00 USD 05/15/2026 25,119,540 (600) 94 (506)
Uber Technologies, Inc. 16,000 80.00 USD 05/15/2026 1,193,760 (258) (27) (285)
Union Pacific Corp. 26,000 260.00 USD 05/15/2026 7,006,480 (380) (810) (1,190)
Union Pacific Corp. 28,000 280.00 USD 05/15/2026 7,545,440 (240) 99 (141)
Verizon Communications,
Inc. 20,000 50.00 USD 05/15/2026 960,600 (164) 74 (90)
Vertex Pharmaceuticals, Inc. 46,000 460.00 USD 05/15/2026 19,659,480 (730) 265 (465)
Walt Disney Co. (The) 22,000 110.00 USD 05/15/2026 2,282,500 (364) 38 (326)
Zoetis, Inc. 13,000 130.00 USD 05/15/2026 1,494,610 (150) 74 (76)
Zoetis, Inc. 13,000 130.00 USD 05/15/2026 1,494,610 (275) 199 (76)
Total $(34,197) $(7,004) $(41,201)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Equity
Contracts Total
Liability Derivatives:
Written Options, at Value $ 41,201 $ 41,201
Total Liability Derivatives $ 41,201 $ 41,201
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Equity
Contracts Total
Written Options contracts $ 20,424 $ 20,424

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Equity
Contracts Total
Written Options contracts $ (7,004) $ (7,004)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Options:
Average value of option contracts written $9,163

Janus Henderson U.S. Equity Enhanced Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 9
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 6,798,609 $ — $ — $ 6,798,609
Investment Companies — 16,542 — 16,542
Total Investments in Securities $ 6,798,609 $ 16,542 $ — $ 6,815,151
Total Assets $ 6,798,609 $ 16,542 $ — $ 6,815,151
Liabilities
Other Financial Instruments
(a)
:
Options Written, at Value $ — $ 41,201 $ — $ 41,201
Total Liabilities $ — $ 41,201 $ — $ 41,201

Janus Henderson U.S. Equity Enhanced Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
10 April 30, 2026
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $6,406,501) $ 6,798,609
Affiliated investments, at value (cost $16,542) 16,542
Receivables:
Dividends 4,025
Total Assets 6,819,176
Liabilities:
Options written, at value (premiums received $34,197) 41,201
Payables:
Management fees 2,663
Distributions 24,101
Total Liabilities 67,965
Commitments and contingent liabilities
Net Assets $ 6,751,211
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 6,293,926
Total distributable earnings (loss) 457,285
Total Net Assets $ 6,751,211
Net Assets $ 6,751,211
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 250,000
Net Asset Value Per Share $ 27 .00

Janus Henderson U.S. Equity Enhanced Income ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2026
(1)
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Investment Income:
Dividends $ 6,189
Dividends from affiliates 219
Total Investment Income 6,408
Expenses:
Management Fees 3,183
Total Expenses 3,183
Net Investment Income/(Loss) 3,225
Net Realized Gain/(Loss) on Investments:
Investments $ 72,571
Investments in affiliates 62
Written options contracts 20,424
Total Net Realized Gain/(Loss) on Investments $ 93,057
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 392,108
Written options contracts (7,004)
Total Change in Unrealized Net Appreciation/Depreciation $ 385,104
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 481,386
(1) Period from March 24, 2026 (commencement of operations) through April 30, 2026.

Janus Henderson U.S. Equity Enhanced Income ETF
Statement of Changes in Net Assets
12 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(1)
(Unaudited)
Operations:
Net investment income/(loss) $ 3,225
Net realized gain/(loss) on investments 93,057
Change in unrealized net appreciation/depreciation 385,104
Net Increase/(Decrease) in Net Assets Resulting from Operations 481,386
Dividends and Distributions to Shareholders: —
Dividends and Distributions (24,101)
Net Decrease from Dividends and Distributions to Shareholders (24,101)
Capital Share Transactions 6,293,926
Net Increase/(Decrease) in Net Assets 6,751,211
Net Assets: —
Beginning of Period   —
End of Period $ 6,751,211
(1) Period from March 24, 2026 (commencement of operations) through April 30, 2026.

Janus Henderson U.S. Equity Enhanced Income ETF
Financial Highlights
Janus Detroit Street Trust 13
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) 2026
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.01
Net realized and unrealized gain/(loss) 2.09
Total from Investment Operations 2.10
Less Dividends and Distributions: —
Dividends (from net investment income) (0.10)
Total Dividends and Distributions (0.10)
Net Asset Value, End of Period $27.00
Total Return
*
8.39%
Net assets, End of Period (in thousands) $6,751
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.55%
Ratio of Net Investment Income/(Loss) 0.55%
Portfolio Turnover Rate
(3)
25%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from March 24, 2026 (commencement of operations) through April 30, 2026.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Equity Enhanced Income ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson US Equity Enhanced Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. The financial statements include information for the period from March 24, 2026 through April 30, 2026. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks current income and long-term capital growth. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson U.S. Equity Enhanced Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson U.S. Equity Enhanced Income ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the

Janus Henderson U.S. Equity Enhanced Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved

Janus Henderson U.S. Equity Enhanced Income ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2026
vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The  risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on various equity indices for the purpose of decreasing exposure to broad equity risk.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Janus Henderson U.S. Equity Enhanced Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Covered Call Strategy Risk
By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of an underlying security above the exercise price of the option, but will continue to bear the risk of declines in the value of the underlying security. The premiums received from “writing” options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time. In addition, while the options are in effect, the Fund’s ability to sell the underlying securities will be limited. The Fund will have no control over the exercise of an option by the option holder and may lose the benefit from any capital appreciation on the underlying security.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.55% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$500 Million 0.55%
Next $500 Million 0.52%
Over $1 Billion 0.49%

Janus Henderson U.S. Equity Enhanced Income ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2026
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 200,000 shares or 80.00% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2026 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$6,423,043 $451,214 $(59,106) $392,108

Janus Henderson U.S. Equity Enhanced Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended April 30, 2026
(1)
Shares Amount
Shares sold 250,001 $ 6,293,951
Shares repurchased (1) (25)
Net Increase/(Decrease) 250,000 $ 6,293,926
(1) Period from March 24, 2026 (commencement of operations) through April 30, 2026.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$7,076,545 $1,415,801 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$673,187 $— $— $—

Janus Henderson U.S. Equity Enhanced Income ETF
Additional Information
(unaudited)
22 April 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met in person on October 24, 2024 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson U.S. Equity Enhanced Income ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the
Board, including the Independent Trustees, reviewed the materials provided to it relating to their consideration of the
Investment Management Agreement for the New Fund and other information provided by counsel and Janus Henderson
Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii)
information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefore, the New Fund and the Adviser may

Janus Henderson U.S. Equity Enhanced Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 23
potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was above the peer group average for contractual management fees and equal to the median for contractual management fees of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The
Board also noted that the projected total net expense ratio of the New Fund was above the average and equal to the median total net expense ratio of the anticipated peer group. The Board further noted the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be

Janus Henderson U.S. Equity Enhanced Income ETF
Additional Information
(unaudited)
24 April 30, 2026
incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets above the first $500 million, and again above $1 billion.
The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-24-93106 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Equity Linked High Income
ETF
Janus Detroit Street Trust

Janus Henderson Equity Linked High Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Equity Linked High Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Investment Companies - 99.8%
Money Market Funds - 99.8%
Invesco Government & Agency Portfolio, 3.5850%
∞
(cost $10,508,820) 10,508,820 $ 10,508,820
Total Investments (total cost $ 10,508,820 ) - 99.8% 10,508,820
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 18,844
Net Assets - 100.0% $10,527,664
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 10,508,820 100.0%

Janus Henderson Equity Linked High Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Autocallable Total Return swap (single name)
Reference Entity Counterparty Maturity Date
Initial
Price Notional Amount
Floating
Rate
Type
Floating Rate
Index^
Next
Observation
Date†
Coupon
Rate ^
Coupon
Barrier Level*
Upfront
Premium
Paid
(Received)
Value and
Unrealized
Appreciation
(Depreciation)
Adobe, Inc. Bank of America
NA 9/8/2027 247.18 USD 377,467 Pay SOFR+0.0bps 9/9/2026 5.92% 50.00% $ – $ 444
Alphabet, Inc. BNP Paribas SA 7/14/2027 332.29 USD 416,666 Pay SOFR+0.0bps 7/8/2026 4.69% 68.16% – 12,141
Altria Group, Inc. Morgan Stanley
and Co.
International plc 3/14/2029 67.15 USD 479,829 Pay SOFR+0.0bps 9/9/2026 5.25% 71.45% – 326
Broadcom, Inc. J.P. Morgan
Securities plc 12/13/2028 422.65 USD 385,931 Pay SOFR+0.0bps 6/10/2026 5.55% 50.00% – 115
Coca-Cola Co.
(The)
Bank of America
NA 6/9/2027 74.70 USD 416,666 Pay SOFR+0.0bps 6/10/2026 3.98% 91.14% – 9,113
Colgate-Palmolive
Co
Morgan Stanley
and Co.
International plc 7/12/2028 82.35 USD 416,666 Pay SOFR+0.0bps 7/8/2026 4.74% 84.40% – 893
CVS Health Corp. Bank of America
NA 3/8/2028 77.36 USD 416,666 Pay SOFR+0.0bps 9/9/2026 5.75% 61.54% – 3,997
Eli Lilly & Co. Goldman Sachs
International 6/14/2028 921.48 USD 416,666 Pay SOFR+0.0bps 6/10/2026 4.88% 60.61% – 697
Micron Technology,
Inc.
Goldman Sachs
International 12/8/2027 449.38 USD 217,681 Pay SOFR+0.0bps 6/10/2026 8.82% 50.00% – 7,286
Procter & Gamble
Co. (The)
Morgan Stanley
and Co.
International plc 10/13/2027 142.32 USD 416,666 Pay SOFR+0.0bps 10/14/2026 5.96% 78.54% – 3,162
Southern Co. Morgan Stanley
and Co.
International plc 1/12/2028 91.92 USD 416,666 Pay SOFR+0.0bps 7/8/2026 4.93% 88.39% – 5,845
UnitedHealth
Group, Inc.
Goldman Sachs
International 8/11/2027 346.01 USD 416,666 Pay SOFR+0.0bps 8/12/2026 4.38% 60.17% – 3,330
Total – $47,349
AT&T, Inc. Bank of America
NA 1/10/2029 25.98 USD 416,666 Pay SOFR+0.0bps 7/8/2026 5.47% 83.49% – (1,374)
Bristol-Myers
Squibb Co.
BNP Paribas SA
2/9/2028 59.39 USD 416,666 Pay SOFR+0.0bps 8/12/2026 5.02% 66.52% – (1,113)
Chevron Corp. BNP Paribas SA 4/12/2028 186.32 USD 416,666 Pay SOFR+0.0bps 10/14/2026 5.50% 68.03% – (1,770)
ConocoPhillips Morgan Stanley
and Co.
International plc 11/10/2027 120.26 USD 416,666 Pay SOFR+0.0bps 11/12/2026 5.83% 61.55% – (1,844)
Duke Energy Corp. Bank of America
NA 4/11/2029 128.04 USD 679,829 Pay SOFR+0.0bps 10/14/2026 5.45% 82.45% (1,645) (3,593)
Exxon Mobil Corp. J.P. Morgan
Securities plc 9/13/2028 149.50 USD 416,666 Pay SOFR+0.0bps 9/9/2026 5.48% 69.20% – (419)
GE Vernova, Inc. BNP Paribas SA 10/11/2028 1,127.56 USD 257,635 Pay SOFR+0.0bps 10/14/2026 8.58% 50.00% – (6,520)
Johnson & Johnson Bank of America
NA 5/9/2029 230.65 USD 679,829 Pay SOFR+0.0bps 11/12/2026 5.80% 74.83% (1,857) (3,149)
NVIDIA Corp. BNP Paribas SA 2/14/2029 399.28 USD 459,691 Pay SOFR+0.0bps 8/12/2026 5.48% 50.00% – (5,101)
Palantir
Technologies, Inc.
J.P. Morgan
Securities plc 8/9/2028 152.60 USD 261,868 Pay SOFR+0.0bps 8/12/2026 8.43% 50.00% – (3,038)
Salesforce, Inc. J.P. Morgan
Securities plc 5/10/2028 189.80 USD 345,025 Pay SOFR+0.0bps 11/12/2026 7.97% 50.00% – (3,356)
ServiceNow, Inc. J.P. Morgan
Securities plc 11/8/2028 103.07 USD 218,122 Pay SOFR+0.0bps 11/12/2026 11.47% 50.00% – (4,888)
Total (3,502) (36,165)
^ Payment frequency is semiannual.
† Next Observation Date is the next instance on which the Coupon Rate and Autocallable Maturity are assessed.
* Coupon Rate payment is only applicable if the value of the reference entity falls between 100% of the initial price (autocallable maturity level) and
Coupon Barrier Level on the Next Observation Date.  If the value of the reference entity falls below the Coupon Barrier Level, the coupon payment is not made/received by the counterparty.

Janus Henderson Equity Linked High Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Equity
Contracts Total
Asset Derivatives:
Autocallable swaps $ 47,349 $ 47,349
Total Asset Derivatives $ 47,349 $ 47,349
Liability Derivatives:
Autocallable swaps 36,165 36,165
Total Liability Derivatives $ 36,165 $ 36,165
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Equity
Contracts Total
Swap contracts $ 13 $ 13
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Equity
Contracts Total
Swap contracts $ 11,184 $ 11,184
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Autocallable swaps:
Average notional amount $1,629,928

Janus Henderson Equity Linked High Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Bank of America NA $ 13,554 $ (8,116) $ — $ 5,438
BNP Paribas SA 12,141 (12,141) — —
Goldman Sachs International 11,313 — — 11,313
J.P. Morgan Securities plc 115 (115) — —
Morgan Stanley and Co. International plc 10,226 (1,844) — 8,382
Total $ 47,349 $ (22,216) $ — $ 25,133
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Bank of America NA $ 8,116 $ (8,116) $ — $ —
BNP Paribas SA 14,504 (12,141) — 2,363
J.P. Morgan Securities plc 11,701 (115) — 11,586
Morgan Stanley and Co. International plc 1,844 (1,844) — —
Total $ 36,165 $ (22,216) $ — $ 13,949
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Equity Linked High Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
∞ Rate shown is the 7-day yield as of April 30, 2026.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Investment Companies $ 10,508,820 $ — $ — $ 10,508,820
Total Investments in Securities $ 10,508,820 $ — $ — $ 10,508,820
Other Financial Instruments
(a)
:
Autocallable Swaps $ — $ 47,349 $ — $ 47,349
Total Assets $ 10,508,820 $ 47,349 $ — $ 10,556,169
Liabilities
Other Financial Instruments
(a)
:
Autocallable Swaps $ — $ 36,165 $ — $ 36,165
Total Liabilities $ — $ 36,165 $ — $ 36,165

Janus Henderson Equity Linked High Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Financial Statements.
Assets:
Investments, at value (cost $10,508,820) $ 10,508,820
Cash 3,515
Receivables:
Dividends 9,138
OTC swap contracts, at value 47,349
Total Assets 10,568,822
Liabilities:
OTC swap contracts, at value 36,165
Payables:
Investments purchased 3,502
Management fees 1,491
Total Liabilities 41,158
Commitments and contingent liabilities
Net Assets $ 10,527,664
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 10,508,820
Total distributable earnings (loss) 18,844
Total Net Assets $ 10,527,664
Net Assets $ 10,527,664
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 420,000
Net Asset Value Per Share $ 25 .07

Janus Henderson Equity Linked High Income ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2026
(1)
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Investment Income:
Dividends $ 9,138
Total Investment Income 9,138
Expenses:
Management Fees 1,491
Total Expenses 1,491
Net Investment Income/(Loss) 7,647
Net Realized Gain/(Loss) on Investments:
Swap contracts 13
Total Net Realized Gain/(Loss) on Investments $ 13
Change in Unrealized Net Appreciation/Depreciation:
Swap contracts 11,184
Total Change in Unrealized Net Appreciation/Depreciation $ 11,184
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 18,844
(1) Period from April 21, 2026 (commencement of operations) through April 30, 2026.

Janus Henderson Equity Linked High Income ETF
Statement of Changes in Net Assets
10 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(1)
(Unaudited)
Operations:
Net investment income/(loss) $ 7,647
Net realized gain/(loss) on investments 13
Change in unrealized net appreciation/depreciation 11,184
Net Increase/(Decrease) in Net Assets Resulting from Operations 18,844
Capital Share Transactions 10,508,820
Net Increase/(Decrease) in Net Assets 10,527,664
Net Assets: —
Beginning of Period   —
End of Period $ 10,527,664
(1) Period from April 21, 2026 (commencement of operations) through April 30, 2026.

Janus Henderson Equity Linked High Income ETF
Financial Highlights
Janus Detroit Street Trust 11
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) 2026
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.02
Net realized and unrealized gain/(loss) 0.05
Total from Investment Operations 0.07
Less Dividends and Distributions: —
Total Dividends and Distributions —
Net Asset Value, End of Period $25.07
Total Return
*
0.28%
Net assets, End of Period (in thousands) $10,528
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.59%
Ratio of Net Investment Income/(Loss) 3.02%
Portfolio Turnover Rate
(3)
0%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from April 21, 2026 (commencement of operations) through April 30, 2026.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Equity Linked High Income ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson Equity Linked High Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) Topic 946. The financial statements include information for the period from April 21, 2026 through April 30, 2026. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks high current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US
LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Equity Linked High Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Equity Linked High Income ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2026  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return, obtain short investment exposure, or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or

Janus Henderson Equity Linked High Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a

Janus Henderson Equity Linked High Income ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Janus Henderson Equity Linked High Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
Equity Linked Notes Risk
Equity-linked notes ("ELNs") are structured notes issued by counterparties which may be financial institutions like large commercial banks, broker-dealers or their affiliates. The Fund pays the principal value of the ELN to the issuer. Investing in
ELNs may be more costly to the Fund than if the Fund had invested in their underlying reference assets directly. Because of their complexity, ELNs expose the Fund to the risk of improper valuation and mispricing. Because of the structure and terms of ELNs, the Fund may not benefit fully from an increase in the value of the underlying reference assets and the price of an ELN and the underlying reference assets may be imperfectly correlated. ELNs may be subject to liquidity risk and valuation risk because the secondary market for ELNs may be limited, which may cause the value of the ELNs to decline and can make the ELNs difficult to price or sell. ELNs are subject to credit risk.
Autocallable Instruments
The Fund will have continuous investment exposure to autocallable instruments.  Equity and equity-linked instruments include equity-linked notes (“ELNs”) and options or swaps that replicate the payout structure of ELNs (together with
ELNs, “Equity Linked Instruments”). Autocallable Instruments are market-linked instruments (i.e., linked to underlying reference assets) that pay regular coupons and return principal at maturity (or sooner, if called early), as long as the reference asset underlying the instrument does not fall below specific levels. Such notes are designed to be called away
(redeemed) before their original maturity dates, usually on pre-determined specific dates (autocall dates) if the underlying asset reaches a predetermined level. The Fund may invest in Autocallable Instruments with differing “coupon rates,”
“maturity dates,” “coupon barrier levels,” “maturity barrier levels,” “observation dates” and reference assets. Such investing in Autocallable Instruments seeks to help offset the timing risks inherent in having the same observation dates, maturity date or barrier levels as described below. Generally, the Fund expects to invest approximately 50-100% of its assets in
Autocallable Instruments, although such allocation may vary from time to time.
Barrier Risk
The coupon and maturity barrier levels of an Autocallable Instrument set forth the threshold amount of loss the underlying reference asset(s) (e.g., the applicable equity index, equity security, or worst performing equity index) could experience before the Fund would forfeit, respectively, coupon payments and/or a portion or all of the initial notional amount invested in such Autocallable Instrument. If the coupon barrier level is exceeded on an observation date, the Fund will forfeit the coupon payment for such period. Accordingly, it is possible that the Fund may not receive any coupon payments by an
Autocallable Instrument. If the maturity barrier level is exceeded on the Maturity Date, the Fund will forfeit the percentage of the initial notional amount it invested in the Autocallable Instrument that is equal to the entire amount of loss that the underlying reference asset experienced since the start of the term of the Autocallable Instrument (as set by its initial value), and not just the percentage amount below the barrier level. It is possible that the Fund could forfeit the entire initial notional amount of its investment, in addition to some or all of the coupon payments. Accordingly, it is also possible that the Fund may lose its entire investment in Equity Linked Instruments notwithstanding the downside protection intended to be provided by the Equity Linked Instrument and the risk mitigation intended to be provided by a laddered portfolio.
Stability Instruments
The Fund will have continuous investment exposure to stability instruments (“Stability Instruments"). Stability Instruments,
which are sometimes referred to as “market default obligations,” cause the holders of the Stability Instruments to assume the risk of market declines in excess of a predetermined percentage of the prior day’s close. Thus, the reference to
“stability” refers not to the providing of a stable return to holders, but rather the fact that returns occur only in instances in which the markets are relatively stable. “Stability” refers to the underlying reference assets trading within a predetermined range; Stability Instruments do not seek to, and will not, maintain a stable value. The Fund will have investment exposure to Stability Instruments by investing in Stability Instruments with differing “coupon rates,” “maturity dates,” “stability levels”  and underlying reference assets. Such investing in Stability Instruments seeks to mitigate the risks associated with investing in any one such instrument. Generally, the Fund expects to invest approximately 0-50% of its assets in Stability
Instruments, although such allocation may vary from time to time.

Janus Henderson Equity Linked High Income ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2026
Liquidity Risk
An Equity Linked Instrument may be difficult or impossible to sell at the time that portfolio management would like or at the price that portfolio management believes the Equity Linked Instrument is currently worth. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. In usual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Valuation Risk
The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations.
This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Counterparty Risk
Fund transactions involving a counterparty are subject to counterparty risk, which is the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the
Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/
or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements, debt securities, and derivatives (including various types of forwards, swaps, futures, and options), autocallable instruments, and stability instruments. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Swap Agreement Risk
The Fund may use swap agreements to implement its investment strategy. Swap agreements are generally traded in over-the-counter (“OTC”) markets. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund could suffer significant losses on these contracts, the value of an investor’s investment in the Fund may decline, and the Fund may be temporarily limited or disrupted in its ability to implement its investment strategy. The
Fund’s counterparty risk may be substantial and will increase as the Fund’s use of OTC swap agreements increases as a percentage of the Fund’s portfolio. OTC swap agreements of the type that may be used by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements are also subject to the risk of imperfect correlation between the value of the underlying reference asset and the swap agreement. Leverage inherent in swap agreements will tend to magnify the Fund’s gains and losses.

Janus Henderson Equity Linked High Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
Options Risk
An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call option") or sell (a "put option" the underlying security or settle for cash in an amount based on an underlying reference asset (e.g., an instrument, interest rate, or index) at a specified price (the "exercise price") during a period of time or on a specified date. There may at times be an imperfect correlation between the movement in values of options and their underlying reference asset, causing a given transaction to not achieve its intended objective. If a put or call option purchased by the Fund were permitted to expire, its premium payment will represent a loss to the Fund.
There is no assurance that a liquid market will exist for any particular option contract at any particular time. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the
Fund utilizes over-the-counter options. To the extent the Fund utilizes options on indices, these options may, depending on circumstances, involve greater risks.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026" table located in the
Fund’s Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$1 Billion 0.59%
Over $1 Billion 0.55%

Janus Henderson Equity Linked High Income ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2026
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.59% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 400,000 shares or 95.24% of the Fund.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below.
6. Capital Share Transactions
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$10,508,820 $— $— $—
Period Ended April 30, 2026
(1)
Shares Amount
Shares sold 420,001 $ 10,508,845
Shares repurchased (1) (25)
Net Increase/(Decrease) 420,000 $ 10,508,820

Janus Henderson Equity Linked High Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
7. Purchases and Sales of Investment Securities
There were no purchases or sales of long-term securities or long-term U.S. government obligations for the period ended
April 30, 2026.
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
(1) Period from April 21, 2026 (commencement of operations) through April 30, 2026.

Janus Henderson Equity Linked High Income ETF
Additional Information
(unaudited)
22 April 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met in person on October 24, 2024 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson Equity Linked High Income ETF ( formerly known as Janus Henderson
Aggressive Equity Linked Income ETF ) (the “New Fund”). In the course of their consideration of the Investment
Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment
Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the Independent
Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-
traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment
Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to

Janus Henderson Equity Linked High Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 23
agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was above the peer group average and median for contractual management fees of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New Fund was above the median total net expense ratio and average total net expense ratio of the anticipated peer group. The Board further noted the contractual expense limitation agreement with respect to investments by the New
Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be

Janus Henderson Equity Linked High Income ETF
Additional Information
(unaudited)
24 April 30, 2026
incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets above the first $1 billion. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New
Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the
Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-24-93107 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2026
Janus Henderson Equity Linked Moderate
Income ETF
Janus Detroit Street Trust

Janus Henderson Equity Linked Moderate Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Equity Linked Moderate Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Investment Companies - 95 .4%
Money Market Funds - 95 .4%
Invesco Government & Agency Portfolio, 3.5850%
∞
(cost $10,509,223) 10,509,223 $ 10,509,223
Total Investments (total cost $ 10,509,223 ) - 95 .4% 10,509,223
Cash, Receivables and Other Assets, net of Liabilities - 4.6% 502,698
Net Assets - 100.0% $11,011,921
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 10,509,223 100 .0%

Janus Henderson Equity Linked Moderate Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
4 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Autocallable Total Return swap (single name)
Reference Entity Counterparty Maturity Date
Initial
Price Notional Amount
Floating
Rate
Type
Floating Rate
Index^
Next
Observation
Date†
Coupon
Rate ^
Coupon
Barrier Level*
Upfront
Premium
Paid
(Received)
Value and
Unrealized
Appreciation
(Depreciation)
Adobe, Inc. Bank of America
NA 9/8/2027 247.18 USD 258,301 Pay SOFR+0.0bps 9/9/2026 5.92% 50.00% $ – $ 304
Alphabet, Inc. BNP Paribas SA 7/14/2027 332.29 USD 611,771 Pay SOFR+0.0bps 7/8/2026 3.13% 53.09% 3,707 10,814
AT&T, Inc. J.P. Morgan
Securities plc 1/10/2029 25.98 USD 416,666 Pay SOFR+0.0bps 7/8/2026 3.71% 63.37% – 655
Broadcom, Inc. J.P. Morgan
Securities plc 12/13/2028 422.65 USD 264,093 Pay SOFR+0.0bps 6/10/2026 5.56% 50.00% – 966
Coca-Cola Co.
(The)
Bank of America
NA 6/9/2027 74.70 USD 416,666 Pay SOFR+0.0bps 6/10/2026 2.88% 79.73% – 5,622
Colgate-Palmolive
Co
J.P. Morgan
Securities plc 7/12/2028 82.35 USD 416,666 Pay SOFR+0.0bps 7/8/2026 3.33% 67.22% – 2,206
ConocoPhillips J.P. Morgan
Securities plc 10/11/2027 120.26 USD 220,530 Pay SOFR+0.0bps 11/12/2026 4.07% 50.00% (2,761) 2,761
CVS Health Corp. Bank of America
NA 3/8/2028 77.36 USD 364,779 Pay SOFR+0.0bps 9/9/2026 4.66% 50.00% – 2,363
Eli Lilly & Co. J.P. Morgan
Securities plc 6/14/2028 921.48 USD 349,971 Pay SOFR+0.0bps 6/10/2026 3.86% 50.00% – 2,444
Micron Technology,
Inc.
Goldman Sachs
International 12/8/2027 449.38 USD 148,960 Pay SOFR+0.0bps 6/10/2026 8.82% 50.00% – 4,986
Procter & Gamble
Co. (The)
Bank of America
NA 10/13/2027 142.32 USD 416,666 Pay SOFR+0.0bps 10/14/2026 3.74% 62.79% – 665
Southern Co. Morgan Stanley
and Co.
International plc 1/12/2028 91.92 USD 416,666 Pay SOFR+0.0bps 7/8/2026 3.41% 72.56% – 2,141
Total 946 $35,927
Adobe, Inc. J.P. Morgan
Securities plc 8/9/2027 247.18 USD 159,529 Pay SOFR+0.0bps 9/9/2026 5.90% 50.00% 838 (838)
Altria Group, Inc. Morgan Stanley
and Co.
International plc 3/14/2029 67.15 USD 485,055 Pay SOFR+0.0bps 9/9/2026 3.39% 57.77% – (6,778)
Bristol-Myers
Squibb Co.
BNP Paribas SA
2/9/2028 59.39 USD 416,666 Pay SOFR+0.0bps 8/12/2026 3.55% 53.25% – (2,115)
Chevron Corp. J.P. Morgan
Securities plc 4/12/2028 186.32 USD 416,666 Pay SOFR+0.0bps 10/14/2026 3.99% 52.43% – (878)
ConocoPhillips Morgan Stanley
and Co.
International plc 11/10/2027 120.26 USD 399,546 Pay SOFR+0.0bps 11/12/2026 4.07% 50.00% – (3,508)
Duke Energy Corp. Bank of America
NA 4/11/2029 128.04 USD 685,055 Pay SOFR+0.0bps 10/14/2026 3.70% 64.01% (1,672) (5,916)
Exxon Mobil Corp. J.P. Morgan
Securities plc 9/13/2028 149.50 USD 416,666 Pay SOFR+0.0bps 9/9/2026 4.01% 52.06% – (1,751)
GE Vernova, Inc. BNP Paribas SA 10/11/2028 1,127.56 USD 177,170 Pay SOFR+0.0bps 10/14/2026 8.58% 50.00% – (4,485)
Johnson & Johnson Bank of America
NA 5/9/2029 230.65 USD 685,055 Pay SOFR+0.0bps 11/12/2026 4.00% 57.64% (1,382) (2,194)
NVIDIA Corp. BNP Paribas SA 2/14/2029 399.28 USD 317,989 Pay SOFR+0.0bps 8/12/2026 5.48% 50.00% – (3,528)
Palantir
Technologies, Inc.
J.P. Morgan
Securities plc 8/9/2028 152.60 USD 179,193 Pay SOFR+0.0bps 8/12/2026 8.42% 50.00% – (2,075)
Salesforce, Inc. J.P. Morgan
Securities plc 5/10/2028 189.80 USD 236,100 Pay SOFR+0.0bps 11/12/2026 7.94% 50.00% – (2,255)
ServiceNow, Inc. J.P. Morgan
Securities plc 11/8/2028 103.07 USD 149,258 Pay SOFR+0.0bps 11/12/2026 11.45% 50.00% – (3,399)
UnitedHealth
Group, Inc.
Goldman Sachs
International 8/11/2027 346.01 USD 884,367 Pay SOFR+0.0bps 8/12/2026 3.21% 50.00% 2,605 (2,315)
Total 389 (42,035)

Janus Henderson Equity Linked Moderate Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
^ Payment frequency is semiannual.
† Next Observation Date is the next instance on which the Coupon Rate and Autocallable Maturity are assessed.
* Coupon Rate payment is only applicable if the value of the reference entity falls between 100% of the initial price (autocallable maturity level) and
Coupon Barrier Level on the Next Observation Date.  If the value of the reference entity falls below the Coupon Barrier Level, the coupon payment is not made/received by the counterparty.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026
Equity
Contracts Total
Asset Derivatives:
Autocallable swaps $ 35,927 $ 35,927
Total Asset Derivatives $ 35,927 $ 35,927
Liability Derivatives:
Autocallable swaps 42,035 42,035
Total Liability Derivatives $ 42,035 $ 42,035
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Equity
Contracts Total
Swap contracts $ 11 $ 11
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Equity
Contracts Total
Swap contracts $ (6,108) $ (6,108)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2026
Autocallable swaps:
Average notional amount $1,715,018

Janus Henderson Equity Linked Moderate Income ETF
Schedule of Investments
(unaudited)
April 30, 2026
6 April 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Bank of America NA 8,954 (8,110) — 844
BNP Paribas SA 10,814 (10,128) — 686
Goldman Sachs International 4,986 (2,315) — 2,671
J.P. Morgan Securities plc 9,032 (9,032) — —
Morgan Stanley and Co. International plc 2,141 (2,141) — —
Total $ 35,927 $ (31,726) $ — $ 4,201
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Bank of America NA 8,110 (8,110) — —
BNP Paribas SA 10,128 (10,128) — —
Goldman Sachs International 2,315 (2,315) — —
J.P. Morgan Securities plc 11,196 (9,032) — 2,164
Morgan Stanley and Co. International plc 10,286 (2,141) — 8,145
Total $ 42,035 $ (31,726) $ — $ 10,309
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Equity Linked Moderate Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2026
Janus Detroit Street Trust 7
∞ Rate shown is the 7-day yield as of April 30, 2026.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Investment Companies $ 10,509,223 $ — $ — $ 10,509,223
Total Investments in Securities $ 10,509,223 $ — $ — $ 10,509,223
Other Financial Instruments
(a)
:
Autocallable Swaps $ — $ 35,927 $ — $ 35,927
Total Assets $ 10,509,223 $ 35,927 $ — $ 10,545,150
Liabilities
Other Financial Instruments
(a)
:
Autocallable Swaps $ — $ 42,035 $ — $ 42,035
Total Liabilities $ — $ 42,035 $ — $ 42,035

Janus Henderson Equity Linked Moderate Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2026
8 April 30, 2026
See Notes to Financial Statements.
Assets:
Investments, at value (cost $10,509,223) $ 10,509,223
Cash 3,065
Receivables:
Investments sold 2,761
Fund units sold 501,169
Dividends 9,114
OTC swap contracts, at value 35,927
Total Assets 11,061,259
Liabilities:
OTC swap contracts, at value 42,035
Payables:
Investments purchased 5,815
Management fees 1,488
Total Liabilities 49,338
Commitments and contingent liabilities
Net Assets $ 11,011,921
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 11,010,392
Total distributable earnings (loss) 1,529
Total Net Assets $ 11,011,921
Net Assets $ 11,011,921
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 440,000
Net Asset Value Per Share $ 25 .03

Janus Henderson Equity Linked Moderate Income ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2026
(1)
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Investment Income:
Dividends $ 9,114
Total Investment Income 9,114
Expenses:
Management Fees 1,488
Total Expenses 1,488
Net Investment Income/(Loss) 7,626
Net Realized Gain/(Loss) on Investments:
Swap contracts 11
Total Net Realized Gain/(Loss) on Investments $ 11
Change in Unrealized Net Appreciation/Depreciation:
Swap contracts (6,108)
Total Change in Unrealized Net Appreciation/Depreciation $ (6,108)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,529
(1) Period from April 21, 2026 (commencement of operations) through April 30, 2026.

Janus Henderson Equity Linked Moderate Income ETF
Statement of Changes in Net Assets
10 April 30, 2026
See Notes to Financial Statements.
Period Ended
April 30, 2026
(1)
(Unaudited)
Operations:
Net investment income/(loss) $ 7,626
Net realized gain/(loss) on investments 11
Change in unrealized net appreciation/depreciation (6,108)
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,529
Capital Share Transactions 11,010,392
Net Increase/(Decrease) in Net Assets 11,011,921
Net Assets: —
Beginning of Period   —
End of Period $ 11,011,921
(1) Period from April 21, 2026 (commencement of operations) through April 30, 2026.

Janus Henderson Equity Linked Moderate Income ETF
Financial Highlights
Janus Detroit Street Trust 11
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2026 (unaudited) 2026
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.02
Net realized and unrealized gain/(loss) 0.01
(3)
Total from Investment Operations 0.03
(3)
Less Dividends and Distributions: —
Total Dividends and Distributions —
Net Asset Value, End of Period $25.03
Total Return
*
0.12%
Net assets, End of Period (in thousands) $11,012
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.59%
Ratio of Net Investment Income/(Loss) 3.00%
Portfolio Turnover Rate
(4)
0%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from April 21, 2026 (commencement of operations) through April 30, 2026.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Equity Linked Moderate Income ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2026
1. Organization and Significant Accounting Policies
Janus Henderson Equity Linked Moderate Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. The financial statements include information for the period from April 21, 2026 through April 30, 2026. As of the date of this report, the Trust offers nineteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks high current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Equity Linked Moderate Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Equity Linked Moderate Income ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2026
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2026  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return, obtain short investment exposure, or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or

Janus Henderson Equity Linked Moderate Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a

Janus Henderson Equity Linked Moderate Income ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2026
swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Janus Henderson Equity Linked Moderate Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
Equity Linked Notes Risk
Equity-linked notes ("ELNs") are structured notes issued by counterparties which may be financial institutions like large commercial banks, broker-dealers or their affiliates. The Fund pays the principal value of the ELN to the issuer. Investing in
ELNs may be more costly to the Fund than if the Fund had invested in their underlying reference assets directly. Because of their complexity, ELNs expose the Fund to the risk of improper valuation and mispricing. Because of the structure and terms of ELNs, the Fund may not benefit fully from an increase in the value of the underlying reference assets and the price of an ELN and the underlying reference assets may be imperfectly correlated. ELNs may be subject to liquidity risk and valuation risk because the secondary market for ELNs may be limited, which may cause the value of the ELNs to decline and can make the ELNs difficult to price or sell. ELNs are subject to credit risk.
Autocallable Instruments
The Fund will have continuous investment exposure to autocallable instruments.  Equity and equity-linked instruments include equity-linked notes (“ELNs”) and options or swaps that replicate the payout structure of ELNs (together with
ELNs, “Equity Linked Instruments”). Autocallable Instruments are market-linked instruments (i.e., linked to underlying reference assets) that pay regular coupons and return principal at maturity (or sooner, if called early), as long as the reference asset underlying the instrument does not fall below specific levels. Such notes are designed to be called away
(redeemed) before their original maturity dates, usually on pre-determined specific dates (autocall dates) if the underlying asset reaches a predetermined level. The Fund may invest in Autocallable Instruments with differing “coupon rates,”
“maturity dates,” “coupon barrier levels,” “maturity barrier levels,” “observation dates” and reference assets. Such investing in Autocallable Instruments seeks to help offset the timing risks inherent in having the same observation dates, maturity date or barrier levels as described below. Generally, the Fund expects to invest approximately 50-100% of its assets in
Autocallable Instruments, although such allocation may vary from time to time.
Barrier Risk
The coupon and maturity barrier levels of an Autocallable Instrument set forth the threshold amount of loss the underlying reference asset(s) (e.g., the applicable equity index, equity security, or worst performing equity index) could experience before the Fund would forfeit, respectively, coupon payments and/or a portion or all of the initial notional amount invested in such Autocallable Instrument. If the coupon barrier level is exceeded on an observation date, the Fund will forfeit the coupon payment for such period. Accordingly, it is possible that the Fund may not receive any coupon payments by an
Autocallable Instrument. If the maturity barrier level is exceeded on the Maturity Date, the Fund will forfeit the percentage of the initial notional amount it invested in the Autocallable Instrument that is equal to the entire amount of loss that the underlying reference asset experienced since the start of the term of the Autocallable Instrument (as set by its initial value), and not just the percentage amount below the barrier level. It is possible that the Fund could forfeit the entire initial notional amount of its investment, in addition to some or all of the coupon payments. Accordingly, it is also possible that the Fund may lose its entire investment in Equity Linked Instruments notwithstanding the downside protection intended to be provided by the Equity Linked Instrument and the risk mitigation intended to be provided by a laddered portfolio.
Stability Instruments
The Fund will have continuous investment exposure to stability instruments (“Stability Instruments"). Stability Instruments,
which are sometimes referred to as “market default obligations,” cause the holders of the Stability Instruments to assume the risk of market declines in excess of a predetermined percentage of the prior day’s close. Thus, the reference to
“stability” refers not to the providing of a stable return to holders, but rather the fact that returns occur only in instances in which the markets are relatively stable. “Stability” refers to the underlying reference assets trading within a predetermined range; Stability Instruments do not seek to, and will not, maintain a stable value. The Fund will have investment exposure to Stability Instruments by investing in Stability Instruments with differing “coupon rates,” “maturity dates,” “stability levels”  and underlying reference assets. Such investing in Stability Instruments seeks to mitigate the risks associated with investing in any one such instrument. Generally, the Fund expects to invest approximately 0-50% of its assets in Stability
Instruments, although such allocation may vary from time to time.

Janus Henderson Equity Linked Moderate Income ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2026
Liquidity Risk
An Equity Linked Instrument may be difficult or impossible to sell at the time that portfolio management would like or at the price that portfolio management believes the Equity Linked Instrument is currently worth. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. In usual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Valuation Risk
The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations.
This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Counterparty Risk
Fund transactions involving a counterparty are subject to counterparty risk, which is the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the
Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/
or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements, debt securities, and derivatives (including various types of forwards, swaps, futures, and options), autocallable instruments, and stability instruments. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Swap Agreement Risk
The Fund may use swap agreements to implement its investment strategy. Swap agreements are generally traded in over-the-counter (“OTC”) markets. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund could suffer significant losses on these contracts, the value of an investor’s investment in the Fund may decline, and the Fund may be temporarily limited or disrupted in its ability to implement its investment strategy. The
Fund’s counterparty risk may be substantial and will increase as the Fund’s use of OTC swap agreements increases as a percentage of the Fund’s portfolio. OTC swap agreements of the type that may be used by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements are also subject to the risk of imperfect correlation between the value of the underlying reference asset and the swap agreement. Leverage inherent in swap agreements will tend to magnify the Fund’s gains and losses.

Janus Henderson Equity Linked Moderate Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
Options Risk
An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call option") or sell (a "put option" the underlying security or settle for cash in an amount based on an underlying reference asset (e.g., an instrument, interest rate, or index) at a specified price (the "exercise price") during a period of time or on a specified date. There may at times be an imperfect correlation between the movement in values of options and their underlying reference asset, causing a given transaction to not achieve its intended objective. If a put or call option purchased by the Fund were permitted to expire, its premium payment will represent a loss to the Fund.
There is no assurance that a liquid market will exist for any particular option contract at any particular time. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the
Fund utilizes over-the-counter options. To the extent the Fund utilizes options on indices, these options may, depending on circumstances, involve greater risks.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2026" table located in the
Fund’s Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$1 Billion 0.59%
Over $1 Billion 0.55%

Janus Henderson Equity Linked Moderate Income ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2026
For the period ended April 30, 2026, the Fund’s actual management fee rate (expressed as an annual rate) was 0.59% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2026, the Adviser owned 400,000 shares or 95.24% of the Fund.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2026 are noted below.
6. Capital Share Transactions
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$10,509,223 $— $— $—
Period Ended April 30, 2026
(1)
Shares Amount
Shares sold 440,001 $ 11,010,417
Shares repurchased (1) (25)
Net Increase/(Decrease) 440,000 $ 11,010,392

Janus Henderson Equity Linked Moderate Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
7. Purchases and Sales of Investment Securities
There were no purchases or sales of long-term securities or long-term U.S. government obligations for the period ended
April 30, 2026.
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2026 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
(1) Period from April 21, 2026 (commencement of operations) through April 30, 2026.

Janus Henderson Equity Linked Moderate Income ETF
Additional Information
(unaudited)
22 April 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons”
(the “Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the
“1940 Act”), met in person on October 24, 2024 to consider the proposed investment management agreement (the
“Investment Management Agreement”) for Janus Henderson Equity Linked Moderate Income ETF (formerly know as
Janus Henderson Moderate Equity Linked Income ETF ) (the “New Fund”). In the course of their consideration of the
Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment
Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the Independent
Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-
traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment
Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to

Janus Henderson Equity Linked Moderate Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 23
agreements with the New Fund and the fees to be paid by the New Fund therefore, the New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was above the peer group average and median for contractual management fees of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New Fund was above the median total net expense ratio and average total net expense ratio of the anticipated peer group. The Board further noted the contractual expense limitation agreement with respect to investments by the New
Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be

Janus Henderson Equity Linked Moderate Income ETF
Additional Information
(unaudited)
24 April 30, 2026
incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets above the first $1 billion. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New
Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the
Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-24-93108 04-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

(b) Not applicable.
Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to semiannual reports.
Item 6. Investments.
(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.
(b) Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) Not applicable.
(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.
(a) Not applicable.
(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR. (2) Not applicable.

(3)  Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.
(4) Not applicable.
(5) Not applicable.

(b)  A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JANUS DETROIT STREET TRUST

By:
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)

Date: June 26, 2026
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)

Date: June 26, 2026

By:
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Date: June 26, 2026